[NATIONS FUNDS LOGO]


Municipal
Bond
Funds


Annual Report For The
Year Ended March 31, 1998


                                                               [PICTURE OF TREE]

                                                  Investments For A Lifetime(SM)

                                                              Nations Short-Term
                                                           Municipal Income Fund

                                                            Nations Intermediate
                                                             Municipal Bond Fund

                                                               Nations Municipal
                                                                     Income Fund

                                                         Nations FL Intermediate
                                                             Municipal Bond Fund

                                                            Nations FL Municipal
                                                                       Bond Fund

                                                         Nations GA Intermediate
                                                             Municipal Bond Fund

                                                            Nations GA Municipal
                                                                       Bond Fund

                                                         Nations MD Intermediate
                                                             Municipal Bond Fund

                                                            Nations MD Municipal
                                                                       Bond Fund

                                                         Nations NC Intermediate
                                                             Municipal Bond Fund

                                                            Nations NC Municipal
                                                                       Bond Fund

                                                         Nations SC Intermediate
                                                             Municipal Bond Fund

                                                            Nations SC Municipal
                                                                       Bond Fund

                                                         Nations TN Intermediate
                                                             Municipal Bond Fund

                                                            Nations TN Municipal
                                                                       Bond Fund

                                                         Nations TX Intermediate
                                                             Municipal Bond Fund

                                                            Nations TX Municipal
                                                                       Bond Fund

                                                         Nations VA Intermediate
                                                             Municipal Bond Fund

                                                            Nations VA Municipal
                                                                       Bond Fund

                         [BACKGROUND DEPICTING BASKETS]



















This Report is submitted for
the general information of
shareholders of Nations Funds.
This material must be preceded or
accompanied by a current Nations
Funds prospectus.

Nations Funds Distributor:
Stephens Inc. Stephens Inc., which
is not affiliated with NationsBank,
N.A., is not a bank, and securities
offered by it are not guaranteed by
any bank or insured by the FDIC.
Stephens Inc., member NYSE, SIPC.

Nations Funds Investment Adviser:
NationsBanc Advisors, Inc.
Nations Funds Investment Sub-
Advisers: TradeStreet Investment
Associates, Inc., Gartmore Global
Partners, Boatmen's Capital
Management, Inc. and Marsico
Capital Management, LLC.


-----------------
[DOWNWARD ARROW]
    NOT FDIC-
     INSURED
-----------------
  May Lose Value
-----------------
No Bank Guarantee
-----------------

PRESIDENTS'
MESSAGE
                         Dear Shareholder:

                         The past 12 months have been very rewarding for many investors. Even with domestic markets feeling the effects of the Asian financial crisis, the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) -- a widely known indicator of stock market activity -- returned 47.98%.*

                         Even though the markets have experienced recent success, the prudent investor realizes these conditions cannot continue indefinitely. While the markets have continued to perform well during the first three months of 1998, we encourage you to consider:

                         -- BUILDING A DIVERSIFIED PORTFOLIO. A portfolio
                            comprised of different types of
                            investments -- stocks, bonds, money market instruments -- has the potential to serve you best in volatile markets.

                         -- CHOOSING AN INVESTMENT STRATEGY THAT COMPLEMENTS
                            YOUR LIFESTYLE AND FINANCIAL OBJECTIVES, and maintaining that strategy as you pursue your investment goals.

                         -- INVESTING FOR THE LONG TERM. If you can afford to
                            invest throughout inevitable market fluctuations, you should benefit since historically, market prices have generally gone up over the long term. This is often a better strategy than attempting to "time" the market.

                         -- INVESTING ON A REGULAR BASIS. This technique, known
                            as dollar-cost averaging, may enable you to buy more shares when prices are lower and fewer when prices are higher. Systematic investing generally provides an easy, disciplined way to increase your assets.

                            Such a strategy does not assure a profit and does not protect against loss in declining markets. Since this strategy involves continuous investment in securities regardless of fluctuating price levels, you should carefully consider your financial ability to continue your purchases through periods of declining price levels.

                         Following these guidelines may help you create an investment portfolio with the potential to make the most of current market conditions, as well as those to come.

                         With Nations Funds as a component of that portfolio, your investment is part of over $33 billion in assets under management. We are very pleased with the overall performance of the Funds over the past 12 months. Please refer to the individual fund commentary for performance results.

                         NEW OPPORTUNITIES FOR YOUR DIVERSIFIED PORTFOLIO
                         We have continued to expand the Nations Funds family of funds, including the addition of two new growth funds managed by Tom Marsico, one of

                         * The S&P 500 Index is an unmanaged index of 500 widely held common stocks. It is unavailable for investment.

                         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS'
MESSAGE CONTINUED...

                         the most respected portfolio managers in the industry. Mr. Marsico is widely known in the investment community for having managed the Janus Twenty Fund and Janus Growth and Income Fund; during his tenure of nearly 10 years at Janus, these Funds grew from $7 million in assets to more than $7 billion.

                         In addition, we created Nations Annuity Trust, which consists of eight investment portfolios that serve as underlying investment vehicles for annuity products. One of those products, Nations Variable Annuity issued by Hartford Life Insurance Company, is now available for your long-term tax-deferred investing needs.

                         RECOGNITION FOR SUPERIOR SHAREHOLDER SERVICES
                         The Nations Funds product line and its performance, however, lacks importance if it isn't backed by helpful, professional services to its shareholders. That's why, among all the Funds' accomplishments this year, we are particularly proud of the recognition the industry bestowed on Nations Funds.

                         In its first year as a participant in the annual survey conducted by DALBAR, Inc. -- an independent research firm that measures customer service and establishes benchmarks in the financial services industry -- Nations Funds was honored with the Key Honors Award for superior customer service. This award "designates those firms that demonstrate their commitment to the shareholder by providing consistently solid service."

                         NATIONS FUNDS PROVIDES INVESTMENTS FOR A LIFETIME
                         We want to thank you for your confidence in Nations Funds, and for making them part of your investment strategy. As we strive to provide an ever-diverse range of investment products, we recognize that the strongest, most important asset is you, the shareholder.

                         Sincerely,


                                     /s/ A. MAX WALKER                                /S/ ROBERT H. GORDON
                                     A. MAX WALKER                                    ROBERT H. GORDON
                                     PRESIDENT AND CHAIRMAN                           PRESIDENT
                                     OF THE BOARD                                     NATIONSBANC ADVISORS, INC.

                         March 31, 1998

                         P.S.: If you have any questions or comments on your annual report or the information in it, please contact us at 1-800-321-7854 or send us a message from the Nations Funds Web Site at
                         WWW.NATIONSBANK.COM/NATIONSFUNDS.

TABLE
OF
CONTENTS

                                     NATIONS FUNDS SPECTRUM                                          2
                                     ECONOMIC OVERVIEW                                               4
                                     MUNICIPAL BOND MARKET OVERVIEW                                  6
                                     PORTFOLIO MANAGER COMMENTARY
                                     Nations Short-Term Municipal Income Fund                        7
                                     Nations Intermediate Municipal Bond Fund                       11
                                     Nations Municipal Income Fund                                  15
                                     Nations FL Intermediate Municipal Bond Fund                    19
                                     Nations FL Municipal Bond Fund                                 23
                                     Nations GA Intermediate Municipal Bond Fund                    27
                                     Nations GA Municipal Bond Fund                                 31
                                     Nations MD Intermediate Municipal Bond Fund                    35
                                     Nations MD Municipal Bond Fund                                 39
                                     Nations NC Intermediate Municipal Bond Fund                    43
                                     Nations NC Municipal Bond Fund                                 47
                                     Nations SC Intermediate Municipal Bond Fund                    51
                                     Nations SC Municipal Bond Fund                                 55
                                     Nations TN Intermediate Municipal Bond Fund                    59
                                     Nations TN Municipal Bond Fund                                 63
                                     Nations TX Intermediate Municipal Bond Fund                    67
                                     Nations TX Municipal Bond Fund                                 71
                                     Nations VA Intermediate Municipal Bond Fund                    75
                                     Nations VA Municipal Bond Fund                                 79
                                     FINANCIAL STATEMENTS
                                     Schedules of Investments                                       83
                                     Statements of Assets and Liabilities                          162
                                     Statements of Operations                                      166
                                     Statements of Changes in Net Assets                           170
                                     Schedules of Capital Stock Activity                           178
                                     Financial Highlights                                          198
                                     Notes to Financial Statements                                 236
                                     ---------------------------------------------------------------------------------

                                         NATIONS FUNDS                [DALBAR HONORS COMMITMENT TO: INVESTORS 1997 LOGO]
                                         RECOGNIZED FOR               DALBAR, Inc., is a well-respected research firm
                                         OUTSTANDING                  that measures customer service levels and
                                         CUSTOMER SERVICE             establishes benchmarks in the financial services
                                                                      industry.
                                         In recognition of our
                                         commitment to retail
                                         shareholders through
                                         consistently providing
                                         superior customer service,
                                         Nations Funds was awarded
                                         DALBAR Key Honors in 1997.
                                     ---------------------------------------------------------------------------------

The
Nations Funds
Family At A Glance

   STABILITY
----------------                          CURRENT INCOME
----------------------------------------------------------------------------------
                                                                                         GROWTH & INCOME
                                                                                     -----------------------


MONEY               SHORTER              INTERMEDIATE             LONGER TERM          LARGE CAPITALIZATION
MARKET              MATURITY             MATURITY                 DOMESTIC             VALUE FUNDS
FUNDS               BOND FUNDS           BOND FUNDS               AND GLOBAL
                                                                  BOND FUNDS
------------------------------------------------------------------------------------------------------------
- Nations           - Nations Short-    - Nations                - Nations Global      - Nations
  Prime Fund          Intermediate        Strategic Fixed          Government            Value Fund
                      Government          Income Fund              Income Fund
- Nations Government  Fund                                                             - Nations
  Money Market                          - Nations                - Nations               Managed
  Fund              - Nations             Government               Diversified           Value Index
                      Short-Term          Securities Fund          Income Fund           Fund
- Nations             Income Fund
  Treasury Fund                         - Nations                - Nations             - Nations

- Nations Tax       - Nations Short-      Intermediate             U.S. Government       Equity Income
  Exempt Fund         Term Municipal      Municipal                Bond Fund             Fund
                      Income Fund         Bond Fund
                                                                 - Nations             - Nations
                                        - Nations                  Municipal             Balanced Assets
                                          State-Specific           Income Fund           Fund
                                          Intermediate
                                          Municipal Bond         - Nations
                                          Funds                    State-Specific
                                                                   Long-Term
                                                                   Municipal Bond
                                                                   Funds

                                                         POTENTIAL RETURN
                                                         RISK (VARIABILITY)
2

                                                            [NATIONS FUNDS LOGO]
                                                  Investments For A Lifetime(SM)



  GROWTH & INCOME
-------------------------
                        GROWTH
----------------------------------------------------------
                                                                      AGGRESSIVE GROWTH
                                       -------------------------------------------------------------------------------

LARGE              LARGE                                  MID                  SMALL
CAPITALIZATION     CAPITALIZATION      INTERNATIONAL      CAPITALIZATION       CAPITALIZATION      REGION-SPECIFIC
FUNDS              GROWTH FUNDS        EQUITY FUNDS       FUNDS                FUNDS               INTERNATIONAL FUNDS
----------------------------------------------------------------------------------------------------------------------
- Nations       - Nations              - Nations          - Nations          - Nations             - Nations
  Marsico         Marsico Focused        International      Emerging           Small Company         Emerging
  Growth          Equities Fund          Growth Fund        Growth Fund        Growth Fund           Markets Fund
  & Income
  Fund          - Nations              - Nations                             - Nations             - Nations
                  Disciplined            International                         Managed               Pacific Growth
- Nations         Equity Fund            Equity Fund                           SmallCap              Fund
  Managed                                                                      Index Fund
  Index Fund    - Nations
                  Capital Growth                                             - Nations
                  Fund                                                         Managed
                                                                               SmallCap
                                                                               Value Index
                                                                               Fund


The Nations Funds family also includes Nations Equity Index Fund, which seeks investment results that correspond, before fees and expenses, to the total return of the Standard and Poor's 500 Composite Stock Price Index.

LIFEGOAL PORTFOLIOS

- LifeGoal Income and Growth Portfolio
- LifeGoal Balanced Growth Portfolio
- LifeGoal Growth Portfolio

ECONOMIC
OVERVIEW
                         For the 12-month period ended March 31, 1998, economic conditions in the United States were stellar, fueling a steady rise in the financial markets and giving investors plenty to cheer about.

                         Economic activity was robust, and the pace of growth for the year was the fastest of the current expansion, which is now entering its eighth year. With business booming, corporate profits rose by more than 10%. Nearly three million new jobs were created, sending the national unemployment rate down to a 30-year low of 4.6%. What's more, in this high employment environment, U.S. workers have enjoyed rising wages.

                         Fortunately, the inflationary impact of rising labor costs has been more than offset by other strong forces. In fact, overall inflation was almost nonexistent for the reporting period, with the Consumer Price Index, the most commonly used measure of inflation at the retail level, up less than 2%. Meanwhile, wholesale inflation actually dropped over the past 12 months.

                         What explains the economic balancing act that allows for continual growth without the threat of inflation? The answer is that the United States is benefiting from a moderate economic expansion, driven by capital spending that is expanding capacity rather than pressuring it. Productivity gains have been impressive, and inflation is being subdued by increasingly global markets for labor and products, along with a freer world trade environment. As long as these trends remain in place, our economy should continue to grow while experiencing stable prices for goods and services. We remain bullish about long-term economic prospects in the United States.

                         These ideal economic conditions have helped propel the financial markets to new significant highs. During the past 12 months, the Dow Jones Industrial Average* broke through the 7,000 and 8,000 barriers, closing the period at 8,799.81 -- up over 35%. Even more amazing is that the Dow soared by over 20% for the third year in a row, an unprecedented feat for the blue-chip average. All other domestic stock indexes rose as well, some higher than others. By all measures, the past year was a rewarding one for stock investors.

                         * The Dow Jones Industrial Average is a price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. It is unmanaged and unavailable for investment.

                         Source for all statistical data -- TradeStreet Investment Associates, Inc.

                         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

ECONOMIC
OVERVIEW CONTINUED...

                         With news on the inflation front remaining positive, the bond market also performed well during the period. Interest rates drifted to lower levels and bond values rose accordingly. This translated into attractive results for bond funds, with total returns generally ranging from 9% to 12% for the period.

                         Looking ahead, the next several months will likely be dominated by news about the financial crisis in Asia and its impact on U.S. companies. However, we do not expect the so-called "Asian contagion" to cause U.S. economic conditions to deteriorate. We believe the positive cyclical themes of 1997 -- moderate growth, low inflation and continued profit growth -- will remain intact in the year ahead, and we remain optimistic that the expansion will continue uninterrupted.

                         The U.S. economy has climbed to a level envied by most other countries in the world. For stock investors in particular, the view from this lofty perch is spectacular. Could our markets soar to even higher levels? Yes, as long as favorable conditions remain in place.

                         But investors must remember that stock markets do not go up indefinitely. Today, our challenge is to fight off the euphoria that can often accompany a bull market and remind ourselves that investing is a long-term endeavor. Historically, stocks have risen over time, but there have been plenty of ups and downs along the way. The next stock market correction may be out there, even if we can't see any dark clouds yet.

                         On behalf of Nations Funds shareholders, we will keep our eye on the horizon.

                         E. KEITH WIRTZ, CFA
                         CHIEF INVESTMENT OFFICER
                         TRADESTREET INVESTMENT ASSOCIATES, INC.

                         March 31, 1998

MUNICIPAL BOND MARKET
OVERVIEW

                         During the 12-month period ended March 31, 1998, the municipal bond market performed well overall, but lagged the U.S. Treasury market, as interest rates generally declined. The yield on the 10-year U.S. Treasury bond fell 123 basis points during the period, moving from 6.88% to 5.65%, while the 10-year municipal bond yield dropped only 70 basis points, from 5.15% to 4.45%. (Bond yields typically move in the opposite direction of bond prices, so that when yields go down, prices go up.)

                         The supply of municipal debt increased during the period. With interest rates falling, issuers re-entered the municipal market to refinance outstanding debt and take advantage of present-value interest savings. Issuers also came to market with several new money deals, seeking to benefit from the lower financing costs that accompany a drop in interest rates. In addition, helped by the strength of the U.S. economy over the past year -- and by their own healthy balance sheets -- issuers of municipal debt began to catch up on some much-needed infrastructure improvements.

                         This increased supply dampened the performance of the municipal bond market relative to U.S. Treasuries, despite strong demand from property and casualty insurance companies and institutional investors. The trend of increased issuance should continue as long as the absolute level of interest rates remains low, and state and local finances continue to improve.

                         In spite of ongoing credit quality enhancements in most sectors, municipal bond insurance was noticeably more prevalent during the period. As this insurance becomes increasingly affordable, issuers who would not have considered purchasing it in the past are now doing so. Municipal bond insurance is an attractive and relatively inexpensive way for issuers to enhance their security, liquidity and marketability in the eyes of investors. For institutional investors, however, the growing popularity of municipal bond insurance has made the search for incremental value within the municipal universe more difficult as the market becomes overcrowded with a steady stream of AAA-rated insured bonds (the highest quality).

                         MUNICIPAL FIXED INCOME
                         MANAGEMENT TEAM
                         TRADESTREET INVESTMENT ASSOCIATES, INC.

                         March 31, 1998

                         Source for all statistical data -- TradeStreet Investment Associates, Inc.

                         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations
Short-Term Municipal Income
Fund Municipal Fixed Income
           Management Team Commentary*

                        EFFECTIVE MARCH 1998, THE MUNICIPAL FIXED INCOME MANAGEMENT TEAM OF TRADESTREET INVESTMENT ASSOCIATES, INC. ASSUMED THE DAILY PORTFOLIO MANAGEMENT RESPONSIBILITIES OF THE FUND. IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS SHORT-TERM MUNICIPAL INCOME FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND THEIR CURRENT OUTLOOK.


PORTFOLIO MANAGER                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the            INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income                The Fund balances its investments between high quality,
Management Team of TradeStreet        investment-grade issues through which it seeks to reduce
Investment Associates, Inc.,          credit and liquidity risk, and lower quality,
investment sub-adviser to the         investment-grade issues, for their additional yield
Fund. During the reporting            potential. By maintaining a well-diversified portfolio, we
period, Dawn Daggy-Mangerson          aim to limit the Fund's exposure to any single credit or
was the Fund's portfolio              market sector. In addition, we use a combination of
manager.                              investment strategies, including duration management
INVESTMENT OBJECTIVE                  (managing the Fund's sensitivity to interest rates), market
The Fund seeks high current           sector selection and individual credit reviews. We also seek
income exempt from federal            to limit the distribution of capital gains when appropriate.
income tax consistent with            As a short-term portfolio, the Fund maintains an average
minimal fluctuation of                dollar-weighted maturity of less than three years and a
principal. The Fund invests in        duration between one and one-quarter and two and
investment-grade, short-term          three-quarter years.
municipal securities.                 HOW DID THE FUND PERFORM DURING THE PERIOD?
PERFORMANCE REVIEW                    With a total return of 5.33%, the Fund (Primary A Shares)
For the 12-month period ended         outperformed its peer group, the Lipper Short Municipal Debt
March 31, 1998, Nations               Funds Universe,*** which returned 5.09% for the 12-month
Short-Term Municipal Income           period ended March 31, 1998. Given the uncertain direction
Fund Primary A Shares provided        of interest rates during the period, we believed it prudent
a total return of 5.33%.**            to maintain a relatively neutral stance with regard to the
                                      Fund's duration. With a longer duration than many of its
                                      peers, the Fund benefited more fully from the declining
                                      interest rate environment during the period. The Fund also enjoyed an income advantage over many other funds in its
                                      peer group.
                                      *The outlook for this Fund may differ from that presented
                                      for other Nations Funds mutual funds.
                                      **The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.
                                      ***Lipper Analytical Services, Inc., an independent mutual fund performance monitor. Funds included in the Lipper Short
                                      Municipal Debt Funds Universe invest in municipal debt
                                      issues with dollar-weighted maturities of less than three
                                      years.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations
Short-Term Municipal Income
Fund Municipal Fixed Income
           Management Team Commentary continued...

THE FUND OUTPERFORMED ITS PEER        WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET IN THE
GROUP FOR THE 12-MONTH PERIOD         COMING YEAR?
ENDED MARCH 31, 1998.                 Looking ahead, municipal bond market participants will have to keep one eye focused on Washington, D.C., where proposed federal legislation addressing electric utility deregulation and the reimbursement of not-for-profit health care
                                      providers is being considered. We note that an uncertain
                                      political climate for many municipal bond market sectors
                                      such as these has become commonplace in recent
                                      years -- presenting both a challenge and an opportunity for astute investors seeking to capitalize on undervalued
                                      securities.

Nations
Short-Term Municipal Income
Fund
   PORTFOLIO BREAKDOWN (AS A % OF TOTAL INVESTMENTS AS OF 3/31/98)

 [PIE CHART]

23.49% Insured

 4.98% Transportation

 9.37% Education

 9.53% Pre-Refunded
                                                                                  TOP TEN HOLDINGS
10.54% Power/Utilities                                                            (AS A % OF NET ASSETS AS OF 3/31/98)
       Revenue                                                                   ----------------------------------------------
                                                                                   1  Dauphin County, Pennsylvania,        5.0%
17.21% General Obligation                                                             General Authority, School District
                                                                                      Pooled Financing Program II, (AMBAC
13.82% Other                                                                          Insured), 4.450% 09/01/32
                                                                                 ----------------------------------------------
11.06% Pollution Control                                                           2  Lawrence County, Mississippi,        4.6%
       Revenue/Industrial                                                             Pollution Control Revenue, 4.300%
       Development Revenue                                                            12/01/00
                                                                                 ----------------------------------------------
                                                                                   3  New York State Thruway Authority,    3.7%
PORTFOLIO HOLDINGS WERE CURRENT AS                                                    Service Contract Revenue, Local
OF MARCH 31, 1998, ARE SUBJECT TO                                                     Highways and Bridges, Refunding,
CHANGE AND MAY NOT BE REPRESENTATIVE                                                  5.000% 04/01/01
OF CURRENT HOLDINGS.                                                             ----------------------------------------------
                                                                                   4  Washington State Revenue Refunding   3.7%
                                                                                      (Nuclear Project No. 2), Series A,
                                                                                      5.000% 07/01/00
                                                                                 ----------------------------------------------
                                                                                   5  Panhandle-Plains, Texas, Higher      2.8%
                                                                                      Education Authority Inc, Student
                                                                                      Loan Revenue, Series E, (GTD STD
                                                                                      LNS), 5.550% 03/01/05
                                                                                 ----------------------------------------------
                                                                                   6  Iowa Student Loan Liquidity          2.8%
                                                                                      Corporation, Student Loan Revenue,
                                                                                      Series B, 4.900% 12/01/05
                                                                                 ----------------------------------------------
                                                                                   7  Grenada County, Mississippi,         2.7%
                                                                                      Revenue, (Refunding GA-Pacific
                                                                                      Corporation Project), 4.300%
                                                                                      09/01/00
                                                                                 ----------------------------------------------
                                                                                   8  Houston, Texas, Water and Sewer      2.3%
                                                                                      System Revenue Refunding, Prior
                                                                                      Lien, Series B, 5.250% 12/01/99
                                                                                 ----------------------------------------------
                                                                                   9  Greenville County, Virginia,         2.1%
                                                                                      Industrial Development Authority
                                                                                      Revenue,
                                                                                      4.100% 08/01/00
                                                                                 ----------------------------------------------
                                                                                  10  McMinn County, Tennessee,            2.1%
                                                                                      Industrial Development Board, PCR,
                                                                                      Refunding, (Bowater Inc. Project),
                                                                                      6.850% 04/01/01
                                                                                 ----------------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

Nations
Short-Term Municipal Income
Fund  Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98) [Line Graph]
Assumes the reinvestment of all distributions.

               Measurement Period                            Short-                           Lehman 3-
             (Fiscal Year Covered)                Term Municipal Income $12,116   Year Municipal Bond Index $12,338
Oct. 7 1993                                                    10000                              10000
1993                                                           10107                              10113
                                                               10014                               9978
                                                               10078                              10087
                                                               10168                              10181
1994                                                           10153                              10182
                                                               10448                              10468
                                                               10671                              10690
                                                               10808                              10918
1995                                                           10991                              11085
                                                               11045                              11147
                                                               11122                              11237
                                                               11280                              11385
1996                                                           11451                              11577
                                                               11503                              11624
                                                               11663                              11838
                                                               11845                              12041
1997                                                           11992                              12211
Mar. 31 1998                                                   12116                              12338

Investor B Shares (as of 3/31/98) [Line Graph]
Assumes the reinvestment of all distributions.

                                                                                  Lehman 3-Year
               Measurement Period                  Short-Term Municipal       Municipal Bond Index
             (Fiscal Year Covered)                    Income $11,925                 $12,338
Oct. 12 1993                                               10000                      10000
1993                                                       10095                      10113
                                                            9995                       9978
                                                           10049                      10087
                                                           10130                      10181
1994                                                       10106                      10182
                                                           10391                      10468
                                                           10603                      10690
                                                           10730                      10918
1995                                                       10903                      11085
                                                           10947                      11147
                                                           11014                      11237
                                                           11160                      11385
1996                                                       11319                      11577
                                                           11361                      11624
                                                           11509                      11838
                                                           11678                      12041
1997                                                       11813                      12211
Mar. 31 1998                                               11925                      12338


                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                SINCE INCEPTION
                                                                (10/7/93 through 3/31/98)      4.38%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations Short-Term Municipal
                                                                Income Fund from the date each class of
                                                                shares was first offered. The Lehman
                                                                3-Year Municipal Bond Index is a
                                                                broad-based, unmanaged, total return
                                                                index composed of investment-grade
                                                                bonds with maturities of 2 to 3 years.
                                                                It is unavailable for investment. The
                                                                performance shown reflects the
                                                                performance of Primary A and Investor B
                                                                Shares. The performance of Investor A
                                                                and Investor C Shares may vary based on
                                                                the differences in sales loads and fees
                                                                paid by the shareholders investing in
                                                                each class.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                SINCE INCEPTION
                                                                (10/12/93 through 3/31/98)     4.02%

  TOTAL RETURN (AS OF 3/31/98)

                                           PRIMARY A       INVESTOR A      INVESTOR B      INVESTOR C
Inception Date                           10/7/93         11/2/93         10/12/93        5/19/94
-------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                       5.33%           5.12%           4.96%           4.99%
-------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
3 Years                                  5.06%           4.86%           4.70%           4.73%
Since Inception                          4.38%           4.25%           4.02%           4.64%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.
The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.

Nations
Intermediate Municipal Bond
Fund  Municipal Fixed Income
      Management Team Commentary*

                        EFFECTIVE MARCH 1998, THE MUNICIPAL FIXED INCOME MANAGEMENT TEAM OF TRADESTREET INVESTMENT ASSOCIATES, INC. ASSUMED THE DAILY PORTFOLIO MANAGEMENT RESPONSIBILITIES OF THE FUND. IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS INTERMEDIATE MUNICIPAL BOND FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND THEIR CURRENT OUTLOOK.

PORTFOLIO MANAGER                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the            INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income                The Fund balances its investments between high quality,
Management Team of TradeStreet        investment-grade issues through which it seeks to reduce
Investment Associates, Inc.,          credit and liquidity risk, and lower quality,
investment sub-adviser to the         investment-grade issues, for their additional yield
Fund. During the reporting            potential. By maintaining a well-diversified portfolio, we
period, Mathew M. Kiselak was         aim to limit the Fund's exposure to any single credit or
the Fund's portfolio manager.         market sector. In addition, we use a combination of
INVESTMENT OBJECTIVE                  investment strategies, including duration management
The Fund seeks high current           (managing the Fund's sensitivity to interest rates), market
income exempt from federal            sector selection and individual credit reviews. We also seek
income tax consistent with            to limit the distribution of capital gains when appropriate.
moderate fluctuation of               As an intermediate-term portfolio, the Fund maintains an
principal. The Fund invests in        average dollar-weighted maturity of between three and ten
investment-grade,                     years and a duration between five and six years.
intermediate-term municipal
securities.                           HOW DID THE FUND PERFORM DURING THE PERIOD?
PERFORMANCE REVIEW                    With a total return of 8.20%, the Fund (Primary A Shares)
For the 12-month period ended         slightly underperformed its peer group, the Lipper
March 31, 1998, Nations               Intermediate Municipal Debt Funds Universe,*** which
Intermediate Municipal Bond           returned 8.22% for the 12-month period ended March 31, 1998.
Fund Primary A Shares provided        Because of a higher weighting in shorter maturity securities
a total return of 8.20%.**            than its peer group, the Fund did not benefit as fully from the declining interest rate environment during the period.
                                      *The outlook for this Fund may differ from that presented
                                      for other Nations Funds mutual funds.
                                      **The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.
                                      ***Lipper Analytical Services, Inc., an independent mutual fund performance monitor. Funds included in the Lipper
                                      Intermediate Municipal Debt Funds Universe invest in
                                      municipal debt issues with dollar-weighted maturities of
                                      five to ten years.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations
Intermediate Municipal Bond
Fund  Municipal Fixed Income
      Management Team Commentary continued...

BY MAINTAINING A                      WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET IN THE
WELL-DIVERSIFIED                      COMING YEAR?
PORTFOLIO, WE AIM TO                  Looking ahead, municipal bond market participants will have
LIMIT THE FUND'S                      to keep one eye focused on Washington, D.C., where proposed
EXPOSURE TO ANY                       federal legislation addressing electric utility deregulation
SINGLE CREDIT OR                      and the reimbursement of not-for-profit health care
MARKET SECTOR.                        providers is being considered. We note that an uncertain
                                      political climate for many municipal bond market sectors
                                      such as these has become commonplace in recent
                                      years -- presenting both a challenge and an opportunity for astute investors seeking to capitalize on undervalued
                                      securities.

Nations
Intermediate Municipal Bond
Fund
   PORTFOLIO BREAKDOWN (AS A % OF TOTAL INVESTMENTS AS OF 3/31/98)

[PIE CHART]

 3.88% Power/Utilities Revenue

 5.24% Housing Revenue                                                           TOP TEN HOLDINGS
                                                                                 (AS A % OF NET ASSETS AS OF 3/31/98)
 6.38% Pre-Refunded                                                              ------------------------------------------
                                                                                   1  Illinois State Sales Tax         1.5%
 7.36% Pollution Control                                                              Revenue Refunding, Series S,
       Revenue/Industrial                                                             6.000% 06/15/03
       Development Revenue                                                       ------------------------------------------
                                                                                   2  Massachusetts State, Refunding,  1.5%
28.39% General Obligation                                                             GO, Series C, (AMBAC Insured),
                                                                                      4.950% 08/01/05
 7.35% Education                                                                 ------------------------------------------
                                                                                   3  Washington State, GO, Series B   1.2%
28.18% Insured                                                                        Series R-93-B, 5.125% 10/01/04
                                                                                 ------------------------------------------
13.22% Other                                                                       4  Metropolitan Transit Authority,  1.1%
                                                                                      New York, Commuter Facilities
PORTFOLIO HOLDINGS WERE CURRENT AS                                                    Revenue, 5.250% 07/01/17
OF MARCH 31, 1998, ARE SUBJECT TO                                                ------------------------------------------
CHANGE AND MAY NOT BE REPRESENTATIVE                                               5  Philadelphia, Pennsylvania,      1.1%
OF CURRENT HOLDINGS.                                                                  Water and Wastewater Systems,
                                                                                      (FGIC Insured), 5.500% 06/15/03
                                                                                 ------------------------------------------
                                                                                   6  Pennsylvania Housing Finance     1.1%
                                                                                      Agency, Single Family Mortgage,
                                                                                      Series 61A, 5.450% 10/01/21
                                                                                 ------------------------------------------
                                                                                   7  Burke County, Georgia,           1.0%
                                                                                      Development Authority, PCR,
                                                                                      (Oglethorpe Power Corporation
                                                                                      Project), Series B, 4.900%
                                                                                      01/01/06
                                                                                 ------------------------------------------
                                                                                   8  Springfield, Illinois, Airport   1.0%
                                                                                      Authority, Garrett Aviation
                                                                                      Services Project, 4.400%
                                                                                      02/01/08
                                                                                 ------------------------------------------
                                                                                   9  Adams County, Mississippi,       1.0%
                                                                                      Pollution Control Revenue
                                                                                      Refunding, (International Paper
                                                                                      Company), Series A, 5.500%
                                                                                      12/01/05
                                                                                 ------------------------------------------
                                                                                  10  Mecklenburg County, North        1.0%
                                                                                      Carolina, GO, Revenue
                                                                                      Refunding, 5.750% 03/01/03
                                                                                 ------------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

Nations
Intermediate Municipal Bond
Fund Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98) [Line Graph]
Assumes the reinvestment of all distributions.

                                                                                                 Lehman 7-
               Measurement Period                                                           Year Municipal Bond
             (Fiscal Year Covered)                Intermediate Municipal Bond $12,866          Index $13,311
July 30 1993                                                      10000                            10000
                                                                  10304                            10289
1993                                                              10435                            10412
                                                                  10015                            10020
                                                                  10076                            10127
                                                                  10119                            10225
1994                                                               9961                            10125
                                                                  10559                            10656
                                                                  10821                            10958
                                                                  11097                            11271
1995                                                              11432                            11555
                                                                  11364                            11515
                                                                  11430                            11565
                                                                  11649                            11772
1996                                                              11894                            12062
                                                                  11890                            12033
                                                                  12222                            12448
                                                                  12499                            12824
1997                                                              12769                            13172
Mar. 31 1998                                                      12866                            13311

Investor B Shares (as of 3/31/98)* [Line Graph]
Assumes the reinvestment of all distributions.

                                                                                                Lehman 7-Year
               Measurement Period                                                           Municipal Bond Index
             (Fiscal Year Covered)                 Intermediate Municipal Bond $12,034            $12,850
Dec. 2 1993                                                       10000                            10000
1993                                                              10150                            10184
                                                                   9730                             9801
                                                                   9776                             9905
                                                                   9806                            10001
1994                                                               9641                             9903
                                                                  10207                            10423
                                                                  10447                            10718
                                                                  10700                            11024
1995                                                              11010                            11302
                                                                  10930                            11263
                                                                  10981                            11312
                                                                  11177                            11514
1996                                                              11398                            11797
                                                                  11380                            11784
                                                                  11683                            12110
                                                                  11932                            12433
1997                                                              12166                            12705
Mar. 31 1998                                                      12034                            12850


                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                SINCE INCEPTION
                                                                (7/30/93 through 3/31/98)       5.55%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations Intermediate
                                                                Municipal Bond Fund from the date each
                                                                class of shares was first offered. The
                                                                Lehman 7-Year Municipal Bond Index is a
                                                                broad-based, unmanaged, total return
                                                                index composed of investment-grade
                                                                bonds with maturities of 7 to 8 years.
                                                                It is unavailable for investment. The
                                                                performance shown reflects the
                                                                performance of Primary A and Investor B
                                                                Shares. The performance of Investor A
                                                                and Investor C Shares may vary based on
                                                                the differences in sales loads and fees
                                                                paid by the shareholders investing in
                                                                each class.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                SINCE
                                                                INCEPTION                 NAV     CDSC*
                                                                (12/2/93 through  3/31/98)4.77%   4.37%

  TOTAL RETURN (AS OF 3/31/98)

                                                      PRIMARY A        INVESTOR A    INVESTOR B            INVESTOR C
Inception Date                                    7/30/93            8/17/93               12/2/93         11/3/94
                                                                                     NAV        CDSC*
-------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                                8.20%              7.99%           7.50%      3.50%      7.62%
-------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
3 Years                                           6.81%              6.60%           6.22%      5.33%      6.24%
Since Inception                                   5.55%              5.14%           4.77%      4.37%      7.45%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.
The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return. *Figures at CDSC reflect the maximum applicable contingent deferred sales charge.
Figures at net asset value (NAV) do not reflect any sales charges.

Nations
Municipal Income
Fund  Municipal Fixed Income
      Management Team Commentary*

                        EFFECTIVE MARCH 1998, THE MUNICIPAL FIXED INCOME MANAGEMENT TEAM OF TRADESTREET INVESTMENT ASSOCIATES, INC. ASSUMED THE DAILY PORTFOLIO MANAGEMENT RESPONSIBILITIES OF THE FUND. IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS MUNICIPAL INCOME FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND THEIR CURRENT OUTLOOK.

PORTFOLIO MANAGER                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the            INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income                The Fund balances its investments between high quality,
Management Team of TradeStreet        investment-grade issues through which it seeks to reduce
Investment Associates, Inc.,          credit and liquidity risk, and lower quality,
investment sub-adviser to the         investment-grade issues, for their additional yield
Fund. During the reporting            potential. By maintaining a well-diversified portfolio, we
period, Michele M. Poirier was        aim to limit the Fund's exposure to any single credit or
the Fund's portfolio manager.         market sector. In addition, we use a combination of
INVESTMENT OBJECTIVE                  investment strategies, including duration management
The Fund seeks high current           (managing the Fund's sensitivity to interest rates), market
income exempt from federal            sector selection and individual credit reviews. We also seek
income tax consistent with the        to limit the distribution of capital gains when appropriate.
potential for principal               As a long-term portfolio, the Fund maintains an average
fluctuation associated with           dollar-weighted maturity of greater than ten years and a
investments in long-term              duration between seven and one-half and nine and one-half
municipal securities. The Fund        years.
invests in investment-grade,
long-term municipal securities.       HOW DID THE FUND PERFORM DURING THE PERIOD?
PERFORMANCE REVIEW                    With a total return of 11.12%, the Fund (Primary A Shares)
For the 12-month period ended         outperformed its peer group, the Lipper General Municipal
March 31, 1998, Nations               Debt Funds Universe,*** which returned 10.61% for the
Municipal Income Fund Primary A       12-month period ended March 31, 1998. The Fund benefited
Shares provided a total return        from an overweighting in the lower end of the investment-
of 11.12%.**                          grade credit spectrum (bonds rated "A" and "Baa/BBB"), which gave the Fund an income advantage. These positions also
                                      enjoyed higher total returns as the gap between yields of
                                      lower- and higher-rated credits narrowed during the period.
                                      (Prices of lower-quality securities rise as their yields
                                      fall to levels that are closer to those of higher-quality
                                      securities.)
                                      *The outlook for this Fund may differ from that presented
                                      for other Nations Funds mutual funds.
                                      **The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.
                                      ***Lipper Analytical Services, Inc., an independent mutual fund performance monitor. Funds included in the Lipper
                                      General Municipal Debt Funds Universe invest at least 65% of their assets in municipal debt issues in the top four credit ratings.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations
Municipal Income
Fund  Municipal Fixed Income
      Management Team Commentary continued...

THE FUND OUTPERFORMED ITS PEER        WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET IN THE
GROUP FOR THE 12-MONTH PERIOD         COMING YEAR?
ENDED MARCH 31, 1998.                 Looking ahead, municipal bond market participants will have to keep one eye focused on Washington, D.C., where proposed federal legislation addressing electric utility deregulation and the reimbursement of not-for-profit health care
                                      providers is being considered. We note that an uncertain
                                      political climate for many municipal bond market sectors
                                      such as these has become commonplace in recent
                                      years -- presenting both a challenge and an opportunity for astute investors seeking to capitalize on undervalued
                                      securities.

Nations
Municipal Income
Fund
   PORTFOLIO BREAKDOWN (AS A % OF TOTAL INVESTMENTS AS OF 3/31/98)





[PIE CHART]

 3.24% Water                                                                     TOP TEN HOLDINGS
                                                                                 (AS A % OF NET ASSETS AS OF 3/31/98)
 3.58% Education                                                                 ----------------------------------------------
                                                                                   1  Polk County, Florida, Industrial     2.6%
 3.66% Power/Utilities Revenue                                                        Development Authority, Solid Waste
                                                                                      Disposal Facilities Revenue, (Tampa
 7.55% Hospital                                                                       Electric Company Project), 5.850%
                                                                                      12/01/30
11.25% Other                                                                     ----------------------------------------------
                                                                                   2  North Central Texas, Health          2.0%
35.22% Insured                                                                        Facilities Development Corporation,
                                                                                      Hospital Revenue, (Presbyterian
15.45% General Obligation                                                             Healthcare), Series A, 5.000%
                                                                                      05/15/17
20.05% Pollution Control                                                         ----------------------------------------------
       Revenue/Industrial                                                          3  Murray City, Utah, Hospital Revenue  1.6%
       Development Revenue                                                            Refunding, (IHC Health Services
                                                                                      Inc.), (MBIA Insured), 5.000%
PORTFOLIO HOLDINGS WERE CURRENT AS                                                    05/15/22
OF MARCH 31, 1998, ARE SUBJECT TO                                                ----------------------------------------------
CHANGE AND MAY NOT BE REPRESENTATIVE                                               4  Massachusetts State Port Authority,  1.6%
OF CURRENT HOLDINGS.                                                                  Revenue Bonds, Special Facilities,
                                                                                      (Bosfuel Project), (MBIA Insured),
                                                                                      5.750% 07/01/39
                                                                                 ----------------------------------------------
                                                                                   5  Courtland, Alabama, Industrial       1.5%
                                                                                      Development Board, Solid Waste
                                                                                      Disposal Revenue, 5.750% 11/01/27
                                                                                 ----------------------------------------------
                                                                                   6  Pierce County, Washington, Economic  1.5%
                                                                                      Development Corporation, Solid
                                                                                      Waste Revenue, (Occidental
                                                                                      Petroleum), 5.800% 09/01/29
                                                                                 ----------------------------------------------
                                                                                   7  Anchorage, Alaska, Electric          1.5%
                                                                                      Utilities Revenue Refunding, Senior
                                                                                      Lien, (MBIA Insured), Series B,
                                                                                      5.500% 02/01/26
                                                                                 ----------------------------------------------
                                                                                   8  North Carolina State, Highway-       1.2%
                                                                                      Series A, 4.500% 05/01/07
                                                                                 ----------------------------------------------
                                                                                   9  Washington State, GO, Refunding,     1.2%
                                                                                      Series A, 6.750% 02/01/15
                                                                                 ----------------------------------------------
                                                                                  10  Adams County, Mississippi,           1.1%
                                                                                      Pollution Control, Revenue,
                                                                                      Refunded, (International Paper
                                                                                      Company), Series A, 5.500% 12/01/05
                                                                                 ----------------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

Nations
Municipal Income
Fund  Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98) [Line Graph]
Assumes the reinvestment of all distributions.

               Measurement Period                                                Lehman Municipal Bond
             (Fiscal Year Covered)                 Municipal Income $17,482         Index $17,369
Feb. 1 1991                                                  10000                      10000
                                                             10081                      10090
                                                             10229                      10306
                                                             10657                      10707
1991                                                         11084                      11065
                                                             11050                      11099
                                                             11500                      11519
                                                             11766                      11826
1992                                                         12006                      12041
                                                             12484                      12488
                                                             12996                      12897
                                                             13503                      13333
1993                                                         13629                      13520
                                                             12729                      12778
                                                             12841                      12918
                                                             12855                      13007
1994                                                         12615                      12821
                                                             13625                      13727
                                                             13975                      14058
                                                             14395                      14462
1995                                                         15075                      15059
                                                             14839                      14878
                                                             14986                      14992
                                                             15391                      15335
1996                                                         15785                      15726
                                                             15733                      15688
                                                             16292                      16229
                                                             16809                      16718
1997                                                         17292                      17172
Mar. 31 1998                                                 17482                      17369

Investor B Shares (as of 3/31/98)* [Line Graph]
Assumes the reinvestment of all distributions.

               Measurement Period                     Municipal Income         Lehman Municipal Bond
             (Fiscal Year Covered)                        $12,965                 Index $13,693
June 7 1993                                                10000                      10000
                                                           10146                      10300
                                                           10522                      10511
1993                                                       10600                      10658
                                                            9881                      10073
                                                            9949                      10184
                                                            9941                      10254
1994                                                        9737                      10108
                                                           10498                      10822
                                                           10747                      11083
                                                           11050                      11401
1995                                                       11551                      11872
                                                           11348                      11729
                                                           11440                      11819
                                                           11727                      12090
1996                                                       12005                      12398
                                                           11943                      12368
                                                           12344                      12794
                                                           12712                      13180
1997                                                       13049                      13537
Mar. 31 1998                                               12965                      13693


                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                SINCE INCEPTION
                                                                (2/1/91 through 3/31/98)       8.11%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations Municipal Income Fund
                                                                from the date each class of shares was
                                                                first offered. The Lehman Municipal
                                                                Bond Index is a broad-based, unmanaged,
                                                                total return index composed of 8,000
                                                                investment-grade, long-term maturity
                                                                bonds. It is unavailable for
                                                                investment. The performance shown
                                                                reflects the performance of Primary A
                                                                and Investor B Shares. The performance
                                                                of Investor A and Investor C Shares may
                                                                vary based on the differences in sales
                                                                loads and fees paid by the shareholders
                                                                investing in each class.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                SINCE
                                                                INCEPTION      NAV      CDSC*
                                                                (6/7/93 through
                                                                3/31/98)          5.88%   5.54%
                                                                [CHART LEGEND]

  TOTAL RETURN (AS OF 3/31/98)

                                                      PRIMARY A        INVESTOR A    INVESTOR B            INVESTOR C
Inception Date                                    2/1/91             2/1/91                 6/7/93         6/17/92
                                                                                     NAV        CDSC*
-------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                                11.12%             10.89%          10.23%     5.23%      10.37%
-------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
3 Years                                           8.66%              8.45%           7.84%      6.97%      7.99%
5 Years                                           6.97%              6.74%           NA         NA         6.23%
Since Inception                                   8.11%              7.95%           5.88%      5.54%      6.92%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.
The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return. *Figures at CDSC reflect the maximum applicable contingent deferred sales charge.
Figures at net asset value (NAV) do not reflect any sales charges.

Nations Florida
Intermediate Municipal Bond
Fund  Municipal Fixed Income
      Management Team Commentary*

                        EFFECTIVE MARCH 1998, THE MUNICIPAL FIXED INCOME MANAGEMENT TEAM OF TRADESTREET INVESTMENT ASSOCIATES, INC. ASSUMED THE DAILY PORTFOLIO MANAGEMENT RESPONSIBILITIES OF THE FUND. IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS FLORIDA INTERMEDIATE BOND FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND THEIR CURRENT OUTLOOK.

PORTFOLIO MANAGER                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the            INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income                The Fund balances its investments between high quality,
Management Team of TradeStreet        investment-grade issues through which it seeks to reduce
Investment Associates, Inc.,          credit and liquidity risk, and lower quality,
investment sub-adviser to the         investment-grade issues, for their additional yield
Fund. During the reporting            potential. By maintaining a well-diversified portfolio, we
period, Michele M. Poirier was        aim to limit the Fund's exposure to any single credit or
the Fund's portfolio manager.         market sector. In addition, we use a combination of
INVESTMENT OBJECTIVE                  investment strategies, including duration management
The Fund seeks high current           (managing the Fund's sensitivity to interest rates), market
income exempt from federal            sector selection and individual credit reviews. We also seek
income and the Florida state          to limit the distribution of capital gains when appropriate.
intangibles taxes consistent          As an intermediate-term portfolio, the Fund maintains an
with moderate fluctuation of          average dollar-weighted maturity of between three and ten
principal. The Fund invests in        years and a duration between five and six years.
investment-grade,                     HOW DID THE FUND PERFORM DURING THE PERIOD?
intermediate-term municipal           With a total return of 8.55%, the Fund (Primary A Shares)
securities.                           outperformed its peer group, the Lipper Florida Intermediate
PERFORMANCE REVIEW                    Municipal Debt Funds Universe,*** which returned 8.14% for
For the 12-month period ended         the 12-month period ended March 31, 1998. The Fund benefited
March 31, 1998, Nations Florida       from an overweighting in uninsured bonds, which gave the
Intermediate Municipal Bond           Fund an income advantage. These positions also enjoyed
Fund Primary A Shares provided        higher total returns as the gap between yields of lower- and
a total return of 8.55%.**            higher-rated credits narrowed during the period. (Prices of lower-quality securities rise as their yields fall to levels that are closer to those of higher-quality securities.)
                                      *The outlook for this Fund may differ from that presented
                                      for other Nations Funds mutual funds.
                                      **The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.
                                      ***Lipper Analytical Services, Inc., an independent mutual fund performance monitor. Funds included in the Lipper
                                      Florida Intermediate Municipal Debt Funds Universe invest at least 65% of their assets in municipal debt issues which are exempt from taxation in Florida with dollar-weighted
                                      maturities of five to ten years.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations Florida
Intermediate Municipal Bond
Fund  Municipal Fixed Income
      Management Team Commentary continued...

THE FUND OUTPERFORMED ITS PEER        WHAT WERE ECONOMIC AND MARKET CONDITIONS LIKE IN FLORIDA?
GROUP FOR THE                         The state of Florida continued to achieve positive financial
12-MONTH PERIOD                       results through prudent financial management and ongoing
ENDED MARCH 31, 1998.                 economic expansion. As a result, Standard & Poor's
                                      Corporation upgraded Florida's credit rating to "AA+" in
                                      April 1997. In addition, Florida debt is rated "Aa2" by
                                      Moody's Investors Service, Inc. and "AA" by Fitch IBCA, Inc.
                                      As one of the country's leading vacation destinations,
                                      Florida enjoyed strong economic growth, led by the services sector. Service-based jobs, mostly tourist- and
                                      retiree-related, grew at a rate of over 5% in 1997 and
                                      accounted for 35% of Florida's non-farm employment.
                                      Meanwhile, economic recovery in Latin America, which
                                      accounts for 90% of Florida's merchandise exports, helped
                                      strengthen and diversify Florida's economic base.
                                      WHAT IS YOUR OUTLOOK FOR FLORIDA AND THE MUNICIPAL BOND
                                      MARKET IN THE COMING YEAR?
                                      Looking ahead, municipal bond market participants will have to keep one eye focused on Washington, D.C., where proposed federal legislation addressing electric utility deregulation and the reimbursement of not-for-profit health care
                                      providers is being considered. We note that an uncertain
                                      political climate for many municipal bond market sectors
                                      such as these has become commonplace in recent
                                      years -- presenting both a challenge and an opportunity for astute investors seeking to capitalize on undervalued
                                      securities.

                                      With regard to Florida in particular, because it currently has no income tax, the state depends on its sales tax for
                                      70% of general fund operations. In the event of a general
                                      economic slowdown, Florida's reliance on the sales tax could potentially limit future financial flexibility, although the steady migration of new residents into the state could
                                      offset this.

Nations Florida
Intermediate Municipal Bond
Fund
   PORTFOLIO BREAKDOWN (AS A % OF TOTAL INVESTMENT AS OF 3/31/98)


[PIE CHART]

 4.23% Pre-Refunded                                                              TOP TEN HOLDINGS
                                                                                 (AS A % OF NET ASSETS AS OF 3/31/98)
 4.54% Water                                                                     --------------------------------------------
                                                                                   1  Florida State Housing Finance      2.1%
 4.61% Pollution Control                                                              Agency, Refunding, Multi-family
       Revenue/Industrial                                                             Housing, (Altamonte Project),
       Development Revenue                                                            Series C, 7.000% 12/01/24
                                                                                 --------------------------------------------
 5.67% Housing Revenue                                                             2  Jacksonville, Florida, Health      2.0%
                                                                                      Facilities Authority, Hospital
 6.64% Hospital                                                                       Revenue, Series B, 5.400%
                                                                                      08/15/18
 8.34% Other                                                                     --------------------------------------------
                                                                                   3  Florida State Board of             1.9%
11.14% General Obligation                                                             Education, GO, Capital Outlay,
                                                                                      Public Education, Unrefunded
54.83% Insured                                                                        Balance, Series D, 5.200%
                                                                                      06/01/11
PORTFOLIO HOLDINGS WERE CURRENT AS                                               --------------------------------------------
OF MARCH 31, 1998, ARE SUBJECT TO                                                  4  Escambia County, Florida, PCR,     1.8%
CHANGE AND MAY NOT BE REPRESENTATIVE                                                  (Champion International
OF CURRENT HOLDINGS.                                                                  Corporation Project), AMT,
                                                                                      6.400% 09/01/30
                                                                                 --------------------------------------------
                                                                                   5  Tampa, Florida, Sports Authority   1.6%
                                                                                      Revenue, (Stadium Project),
                                                                                      (MBIA Insured), 6.000% 01/01/07
                                                                                 --------------------------------------------
                                                                                   6  Hillsborough County, Florida,      1.6%
                                                                                      Aviation Authority Revenue
                                                                                      Refunding, (Tampa International
                                                                                      Airport Project), Series A,
                                                                                      (AMBAC Insured), 5.750% 10/01/07
                                                                                 --------------------------------------------
                                                                                   7  Orlando, Florida, Greater          1.6%
                                                                                      Orlando Aviation Authority,
                                                                                      Airport Facilities Revenue
                                                                                      Refunding, Series D, (AMBAC
                                                                                      Insured), 5.450% 10/01/01
                                                                                 --------------------------------------------
                                                                                   8  North Broward, Florida, Hospital   1.5%
                                                                                      Revenue, (MBIA Insured), 6.250%
                                                                                      01/01/06
                                                                                 --------------------------------------------
                                                                                   9  Broward County, Florida, GO,       1.5%
                                                                                      Series C, 6.200% 01/01/07
                                                                                 --------------------------------------------
                                                                                  10  Orlando, Florida, Utilities        1.5%
                                                                                      Commission, Water and
                                                                                      Electricity Revenue Refunding,
                                                                                      5.600% 10/01/03
                                                                                 --------------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

Nations Florida
Intermediate Municipal Bond
Fund  Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98) [Line Graph]
Assumes the reinvestment of all distributions.

                                                                                                          Lehman 7-
               Measurement Period                                                                   Year Municipal Bond
             (Fiscal Year Covered)                 Florida Intermediate Municipal Bond $13,741         Index $14,234
Dec. 11 1992                                                          10000                                10000
1992                                                                  10030                                10082
                                                                      10374                                10404
                                                                      10686                                10692
                                                                      11017                                11002
1993                                                                  11163                                11134
                                                                      10688                                10715
                                                                      10775                                10829
                                                                      10833                                10933
1994                                                                  10703                                10827
                                                                      11329                                11395
                                                                      11607                                11718
                                                                      11877                                12052
1995                                                                  12235                                12356
                                                                      12145                                12313
                                                                      12195                                12367
                                                                      12412                                12588
1996                                                                  12692                                12898
                                                                      12658                                12868
                                                                      13005                                13311
                                                                      13332                                13713
1997                                                                  13607                                14085
Mar. 31 1998                                                          13741                                14234

Investor B Shares (as of 3/31/98)* [Line Graph]
Assumes the reinvestment of all distributions.

                                                                                   Lehman 7-Year
               Measurement Period                   Florida Intermediate       Municipal Bond Index
             (Fiscal Year Covered)                Municipal Bond $12,489             $13,379
June 7 1993                                                10000                      10000
                                                           10124                      10183
                                                           10425                      10478
1993                                                       10550                      10604
                                                           10089                      10205
                                                           10158                      10313
                                                           10200                      10413
1994                                                       10065                      10312
                                                           10640                      10852
                                                           10888                      11160
                                                           11128                      11479
1995                                                       11448                      11768
                                                           11350                      11727
                                                           11383                      11778
                                                           11570                      11989
1996                                                       11817                      12284
                                                           11771                      12270
                                                           12078                      12609
                                                           12360                      12946
1997                                                       12590                      13228
Mar. 31 1998                                               12489                      13379


                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                SINCE INCEPTION
                                                                (12/11/92 through 3/31/98)     6.18%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations Florida Intermediate
                                                                Municipal Bond Fund from the date each
                                                                class of shares was first offered. The
                                                                Lehman 7-Year Municipal Bond Index is a
                                                                broad-based, unmanaged, total return
                                                                index composed of investment-grade
                                                                bonds with maturities of 7 to 8 years.
                                                                It is unavailable for investment. The
                                                                performance shown reflects the
                                                                performance of Primary A and Investor B
                                                                Shares. The performance of Investor A
                                                                and Investor C Shares may vary based on
                                                                the differences in sales loads and fees
                                                                paid by the shareholders investing in
                                                                each class.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                SINCE
                                                                INCEPTION                  NAV    CDSC*
                                                                (6/7/93 through  3/31/98)  5.07%  4.73%

  TOTAL RETURN (AS OF 3/31/98)

                                                      PRIMARY A         INVESTOR A      INVESTOR B              INVESTOR C
Inception Date                                      12/11/92          12/14/92                 6/7/93           12/17/92
                                                                                        NAV        CDSC*
------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                                  8.55%             8.34%             7.80%      3.80%        7.80%
------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
3 Years                                             6.65%             6.43%             6.04%      5.15%        6.05%
5 Years                                             5.78%             5.58%             NA         NA           5.16%
Since Inception                                     6.18%             6.00%             5.07%      4.73%        5.58%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.
The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return. *Figures at CDSC reflect the maximum applicable contingent deferred sales charge.
Figures at net asset value (NAV) do not reflect any sales charges.

Nations Florida
Municipal Bond
Fund Municipal Fixed Income
     Management Team Commentary*

                        EFFECTIVE MARCH 1998, THE MUNICIPAL FIXED INCOME MANAGEMENT TEAM OF TRADESTREET INVESTMENT ASSOCIATES, INC. ASSUMED THE DAILY PORTFOLIO MANAGEMENT RESPONSIBILITIES OF THE FUND. IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS FLORIDA MUNICIPAL INCOME FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND THEIR CURRENT OUTLOOK.

PORTFOLIO MANAGER                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the            INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income                The Fund balances its investments between high quality,
Management Team of TradeStreet        investment- grade issues through which it seeks to reduce
Investment Associates, Inc.,          credit and liquidity risk, and lower quality,
investment sub-adviser to the         investment-grade issues, for their additional yield
Fund. During the reporting            potential. By maintaining a well-diversified portfolio, we
period, Michele M. Poirer was         aim to limit the Fund's exposure to any single credit or
the Fund's portfolio manager.         market sector. In addition, we use a combination of
INVESTMENT OBJECTIVE                  investment strategies, including duration management
The Fund seeks high current           (managing the Fund's sensitivity to interest rates), market
income exempt from federal            sector selection and individual credit reviews. We also seek
income and the Florida state          to limit the distribution of capital gains when appropriate.
intangibles taxes with the            As a long-term portfolio, the Fund maintains an average
potential for principal               dollar-weighted maturity of greater than ten years and a
fluctuation associated with           duration between seven and one-half and nine and one-half
investments in long-term              years.
municipal securities. The Fund        HOW DID THE FUND PERFORM DURING THE PERIOD?
invests in investment-grade,          With a total return of 10.60%, the Fund (Primary A Shares)
long-term municipal securities.       outperformed its peer group, the Lipper Florida Municipal
PERFORMANCE REVIEW                    Debt Funds Universe,*** which returned 10.25% for the
For the 12-month period ended         12-month period ended March 31, 1998. The Fund benefited
March 31, 1998, Nations Florida       from an overweighting in uninsured bonds, which gave the
Municipal Bond Fund Primary A         Fund an income advantage. These positions also enjoyed
Shares provided a total return        higher total returns as the gap between yields of lower- and
of 10.60%.**                          higher-rated credits narrowed during the period. (Prices of lower-quality securities rise as their yields fall to levels that are closer to those of higher-quality securities.)
                                      *The outlook for this Fund may differ from that presented
                                      for other Nations Funds mutual funds.
                                      **The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.
                                      ***Lipper Analytical Services, Inc., an independent mutual fund performance monitor. Funds included in the Lipper
                                      Florida Municipal Debt Funds Universe limit their assets to those securities that are exempt from taxation in Florida.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations Florida
Municipal Bond
Fund Municipal Fixed Income
     Management Team Commentary continued...


THE FUND (PRIMARY A SHARES)           WHAT WERE ECONOMIC AND MARKET CONDITIONS LIKE IN FLORIDA?
OUTPERFORMED ITS PEER GROUP FOR       The state of Florida continued to achieve positive financial
THE 12-MONTH                          results through prudent financial management and ongoing
PERIOD ENDED                          economic expansion. As a result, Standard & Poor's
MARCH 31, 1998.                       Corporation upgraded Florida's credit rating to "AA+" in
                                      April 1997. In addition, Florida debt is rated "Aa2" by
                                      Moody's Investors Service, Inc. and "AA" by Fitch IBCA, Inc.
                                      As one of the country's leading vacation destinations,
                                      Florida enjoyed strong economic growth, led by the services sector. Service-based jobs, mostly tourist- and
                                      retiree-related, grew at a rate of over 5% in 1997 and
                                      accounted for 35% of Florida's non-farm employment.
                                      Meanwhile, economic recovery in Latin America, which
                                      accounts for 90% of Florida's merchandise exports, helped
                                      strengthen and diversify Florida's economic base.
                                      WHAT IS YOUR OUTLOOK FOR FLORIDA AND THE MUNICIPAL BOND
                                      MARKET IN THE COMING YEAR?
                                      Looking ahead, municipal bond market participants will have to keep one eye focused on Washington, D.C., where proposed federal legislation addressing electric utility deregulation and the reimbursement of not-for-profit health care
                                      providers is being considered. We note that an uncertain
                                      political climate for many municipal bond market sectors
                                      such as these has become commonplace in recent
                                      years -- presenting both a challenge and an opportunity for astute investors seeking to capitalize on undervalued
                                      securities.
                                      With regard to Florida in particular, because it currently has no income tax, the state depends on its sales tax for
                                      70% of general fund operations. In the event of a general
                                      economic slowdown, Florida's reliance on the sales tax could potentially limit future financial flexibility, although the steady migration of new residents into the state could
                                      offset this.

Nations Florida
Municipal Bond
Fund
   PORTFOLIO BREAKDOWN (AS A % OF TOTAL INVESTMENTS AS OF 3/31/98)





[PIE CHART]

 6.53% Transportation                                                            TOP TEN HOLDINGS
                                                                                 (AS A % OF NET ASSETS AS OF 3/31/98)
 7.71% Housing Revenue                                                           --------------------------------------------
                                                                                   1  South Broward, Florida, Hospital   4.4%
 7.76% General Obligation                                                             District Revenue Refunding (FSA
                                                                                      Insured), 5.500% 05/01/28
32.69% Insured                                                                   --------------------------------------------
                                                                                   2  Florida State Department of        4.3%
 9.02% Hospital                                                                       Transportation Right of Way-A,
                                                                                      5.0000% 07/01/2017
 9.30% Pre-Refunded                                                              --------------------------------------------
                                                                                   3  Palm Beach County, Florida,        3.6%
13.29% Other                                                                          Health Facilities Authority
                                                                                      Revenue, (Good Samaritans Health
13.70% Pollution Control                                                              System), 6.200% 10/01/11
       Revenue/Industrial                                                        --------------------------------------------
       Development Revenue                                                         4  Dade County, Florida, Water and    3.2%
                                                                                      Sewer System Revenue Refunding
PORTFOLIO HOLDINGS WERE CURRENT AS                                                    (FGIC Insured), 5.000% 10/01/13
OF MARCH 31, 1998, ARE SUBJECT TO                                                --------------------------------------------
CHANGE AND MAY NOT BE REPRESENTATIVE                                               5  Jacksonville, Florida, Health      3.2%
OF CURRENT HOLDINGS.                                                                  Facilities Authority, Hospital
                                                                                      Revenue: (Daughters Of Charity),
                                                                                      Series A, 5.000% 11/15/15
                                                                                 --------------------------------------------
                                                                                   6  Martin County, Florida,            2.5%
                                                                                      Industrial Development Authority
                                                                                      Revenue, (Indiantown Cogeneration
                                                                                      Project), Series A, AMT, 7.875%
                                                                                      12/15/25
                                                                                 --------------------------------------------
                                                                                   7  Hillsborough County, Florida,      2.5%
                                                                                      Industrial Development Authority,
                                                                                      PCR, (Tampa Electric Company
                                                                                      Project), 8.000% 05/01/22
                                                                                 --------------------------------------------
                                                                                   8  Escambia County, Florida, PCR,     2.4%
                                                                                      (Champion International
                                                                                      Corporation Project), AMT, 6.900%
                                                                                      08/01/22
                                                                                 --------------------------------------------
                                                                                   9  Florida State Municipal Power      2.4%
                                                                                      Agency Revenue, (Stanton II
                                                                                      Project), Pre-refunded, (AMBAC
                                                                                      Insured), 6.500% 10/01/20
                                                                                 --------------------------------------------
                                                                                  10  Florida State Housing Finance      2.4%
                                                                                      Agency, Refunding: Multi-family
                                                                                      Housing: (Altamonte Project),
                                                                                      Series C, 7.000% 12/01/24
                                                                                 --------------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

Nations Florida
Municipal Bond
Fund  Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98) [Line Graph]
Assumes the reinvestment of all distributions.

                                                                                Lehman 20-
          Measurement Period                                               Year Municipal Bond    Lehman Municipal Bond
        (Fiscal Year Covered)            Florida Municipal Bond $12,590      Index $13,446           Index $13,118
Dec. 13 1993                                         10000                        10000                  10000
1993                                                 10056                        10241                  10211
                                                      9251                         9532                   9651
                                                      9330                         9626                   9757
                                                      9346                         9677                   9824
1994                                                  9244                         9490                   9683
                                                     10003                        10335                  10368
                                                     10270                        10557                  10617
                                                     10531                        10843                  10923
1995                                                 11082                        11477                  11374
                                                     10811                        11221                  11237
                                                     10915                        11348                  11323
                                                     11172                        11672                  11582
1996                                                 11433                        11987                  11877
                                                     11383                        11914                  11849
                                                     11769                        12417                  12257
                                                     12133                        12851                  12626
1997                                                 12454                        13288                  12969
Mar. 31 1998                                         12590                        13446                  13118

Investor B Shares (as of 3/31/98)* [Line Graph]
Assumes the reinvestment of all distributions.

                                                                                Lehman 20-
          Measurement Period                                               Year Municipal Bond    Lehman Municipal Bond
        (Fiscal Year Covered)            Florida Municipal Bond $11,963      Index $13,446           Index $13,003
Oct. 22 1993                                         10000                        10000                  10000
1993                                                 10034                        10241                  10121
                                                      9213                         9532                   9565
                                                      9274                         9626                   9671
                                                      9273                         9677                   9737
1994                                                  9154                         9490                   9598
                                                      9888                        10335                  10276
                                                     10133                        10557                  10524
                                                     10371                        10843                  10826
1995                                                 10894                        11477                  11273
                                                     10607                        11221                  11137
                                                     10690                        11348                  11223
                                                     10921                        11672                  11480
1996                                                 11156                        11987                  11772
                                                     11086                        11914                  11744
                                                     11441                        12417                  12149
                                                     11770                        12851                  12515
1997                                                 12057                        13288                  12855
Mar. 31 1998                                         11963                        13446                  13003

                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                SINCE INCEPTION
                                                                (12/13/93 through 3/31/98)     5.50%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations Florida Municipal
                                                                Bond Fund from the date each class of
                                                                shares was first offered. The Lehman
                                                                20-Year Municipal Bond Index is a
                                                                broad-based, unmanaged, total return
                                                                index composed of investment-grade
                                                                bonds with maturities of 18 to 22
                                                                years. It is unavailable for
                                                                investment. The Lehman Municipal Bond
                                                                Index is a broad-based, unmanaged,
                                                                total return index composed of 8,000
                                                                investment-grade, long-term maturity
                                                                bonds. It is unavailable for
                                                                investment. The performance shown
                                                                reflects the performance of Primary A
                                                                and Investor B Shares. The performance
                                                                of Investor A and Investor C Shares may
                                                                vary based on the differences in sales
                                                                loads and fees paid by the shareholders
                                                                investing in each class.
                                                                The annual reports for the fiscal year
                                                                ended March 31, 1997 and prior years
                                                                compared the Fund's performance to the
                                                                Lehman 20-Year Municipal Bond Index.
                                                                Fund management believes that the
                                                                Lehman Municipal Bond Index is a more
                                                                appropriate benchmark because the
                                                                maturities of the municipal debt
                                                                securities comprising the index more
                                                                closely resemble the maturities of the
                                                                securities acquired by the Fund.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                SINCE
                                                                INCEPTION        NAV   CDSC*
                                                                (10/22/93 through
                                                                3/31/98)          4.51%  4.12%

  TOTAL RETURN (AS OF 3/31/98)

                                                PRIMARY A        INVESTOR A    INVESTOR B            INVESTOR C
Inception Date                              12/13/93           12/10/93              10/22/93        11/3/94
                                                                               NAV        CDSC*
-------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                          10.60%             10.38%          9.71%      4.71%      9.83%
-------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
3 Years                                     7.97%              7.76%           7.14%      6.27%      7.29%
Since Inception                             5.50%              5.15%           4.51%      4.12%      9.78%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.
The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return. *Figures at CDSC reflect the maximum applicable contingent deferred sales charge.
Figures at net asset value (NAV) do not reflect any sales charges.

Nations Georgia
Intermediate Municipal Bond
Fund Municipal Fixed Income
     Management Team Commentary*

                        EFFECTIVE MARCH 1998, THE MUNICIPAL FIXED INCOME MANAGEMENT TEAM OF TRADESTREET INVESTMENT ASSOCIATES, INC. ASSUMED THE DAILY PORTFOLIO MANAGEMENT RESPONSIBILITIES OF THE FUND. IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS GEORGIA INTERMEDIATE MUNICIPAL INCOME FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND THEIR CURRENT OUTLOOK.

PORTFOLIO MANAGER                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the            INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income                The Fund balances its investments between high quality,
Management Team of TradeStreet        investment-grade issues through which it seeks to reduce
Investment Associates, Inc.,          credit and liquidity risk, and lower quality,
investment sub-adviser to the         investment-grade issues, for their additional yield
Fund. During the reporting            potential. By maintaining a well-diversified portfolio, we
period, Michele M. Poirier was        aim to limit the Fund's exposure to any single credit or
the Fund's portfolio manager.         market sector. In addition, we use a combination of
INVESTMENT OBJECTIVE                  investment strategies, including duration management
The Fund seeks high current           (managing the Fund's sensitivity to interest rates), market
income exempt from federal and        sector selection and individual credit reviews. We also seek
Georgia state income taxes            to limit the distribution of capital gains when appropriate.
consistent with moderate              As an intermediate-term portfolio, the Fund maintains an
fluctuation of principal. The         average dollar-weighted maturity of between three and ten
Fund invests in investment-           years and a duration between five and six years.
grade, intermediate-term              HOW DID THE FUND PERFORM DURING THE PERIOD?
municipal securities.                 With a total return of 8.45%, the Fund (Primary A Shares)
PERFORMANCE REVIEW                    outperformed its peer group, the Lipper Other States
For the 12-month period ended         Intermediate Municipal Debt Funds Universe,*** which
March 31, 1998, Nations Georgia       returned 7.87% for the 12-month period ended March 31, 1998.
Intermediate Municipal Bond           The Fund benefited from an overweighting in securities rated
Fund Primary A Shares provided        "A", which enjoyed higher total returns as the gap between
a total return of 8.45%.**            yields of lower- and higher-rated credits narrowed in
                                      response to generally improved balance sheets on the part of municipal bond issuers. (Prices of lower-quality securities rise as their yields fall to levels that are closer to those of higher-quality securities.)
                                      *The outlook for this Fund may differ from that presented
                                      for other Nations Funds mutual funds.
                                      **The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.
                                      ***Lipper Analytical Services, Inc., an independent mutual fund performance monitor. Funds included in the Lipper Other
                                      States Intermediate Municipal Debt Funds Universe invest in municipal debt issues with dollar-weighted maturities of
                                      five to ten years and are exempt from taxation on a
                                      specified city or state basis.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations Georgia
Intermediate Municipal Bond
Fund Municipal Fixed Income
     Management Team Commentary continued...

THE STATE OF GEORGIA CONTINUED        WHAT WERE ECONOMIC AND MARKET CONDITIONS LIKE IN GEORGIA?
TO ENJOY STRONG FINANCIAL             Despite a slowdown in non-farm employment growth, the state
OVERSIGHT AND A RELATIVELY LOW        of Georgia continued to enjoy strong financial oversight and
DEBT BURDEN.                          a relatively low debt burden. Georgia's fiscal strength was rewarded with the highest possible ratings from several
                                      agencies: a "Aaa" rating by Moody's Investors Service, Inc., an upgrade to "AAA" by Standard & Poor's Corporation in July
                                      1997 and a "AAA" rating from Fitch IBCA, Inc. The textile
                                      industry in Georgia continued to contract because of
                                      low-cost products from overseas, while high-tech
                                      manufacturing job growth remained strong. Overall, Georgia's annual net job growth has generally been in line with the
                                      national average of about 2%.

                                      WHAT IS YOUR OUTLOOK FOR GEORGIA AND THE MUNICIPAL BOND
                                      MARKET IN THE COMING YEAR?
                                      Looking ahead, municipal bond market participants will have to keep one eye focused on Washington, D.C., where proposed federal legislation addressing electric utility deregulation and the reimbursement of not-for-profit health care
                                      providers is being considered. We note that an uncertain
                                      political climate for many municipal bond market sectors
                                      such as these has become commonplace in recent
                                      years -- presenting both a challenge and an opportunity for astute investors seeking to capitalize on undervalued
                                      securities.

                                      With regard to Georgia in particular, wage inflation has
                                      become a concern as more firms choose to call the state home and find themselves competing for a declining number of
                                      qualified employees. Rising demand for schools, highways and essential services are just some of the challenges Georgia faces in light of steady job creation and related increases in urban center populations.

Nations Georgia
Intermediate Municipal Bond
Fund
   PORTFOLIO BREAKDOWN (AS A % OF TOTAL INVESTMENTS AS OF 3/31/98)

[PIE CHART]

 3.37%  Pre-Refunded
 3.37%  Power/Utilities Revenue
 4.05%  Pollution Control
        Revenue/Industrial
        Development Revenue
 5.06%  Water
 6.61%  Hospital
 8.57%  Other
33.38%  Insured
35.59%  General Obligation

PORTFOLIO HOLDINGS WERE CURRENT AS
OF MARCH 31, 1998, ARE SUBJECT TO
CHANGE AND MAY NOT BE REPRESENTATIVE
OF CURRENT HOLDINGS.

                                                                                 TOP TEN HOLDINGS
                                                                                 (AS A % OF NET ASSETS AS OF 3/31/98)
                                                                                 --------------------------------------------
                                                                                   1  Dalton, Georgia, Multiple          3.8%
                                                                                      Utility Revenue Refunding, (MBIA
                                                                                      Insured), 6.000% 01/01/06
                                                                                 --------------------------------------------
                                                                                   2  Atlanta, Georgia, Airport          3.0%
                                                                                      Facilities Revenue Refunding,
                                                                                      (AMBAC Insured), 7.250% 01/01/10
                                                                                 --------------------------------------------
                                                                                   3  Metropolitan Atlanta Rapid         2.3%
                                                                                      Transit Authority (MARTA),
                                                                                      Georgia, Sales Tax Revenue
                                                                                      Refunding, Series P, (AMBAC
                                                                                      Insured), 5.900% 07/01/03
                                                                                 --------------------------------------------
                                                                                   4  Bibb County, Georgia, GO, 5.50%    2.2%
                                                                                      01/01/08
                                                                                 --------------------------------------------
                                                                                   5  Georgia State, GO: Series C,       2.2%
                                                                                      6.500% 07/01/05
                                                                                 --------------------------------------------
                                                                                   6  Baldwin County, Georgia, School    2.1%
                                                                                      District, GO, (State Aid
                                                                                      Withholding), 4.500% 01/01/03
                                                                                 --------------------------------------------
                                                                                   7  Municipal Electric Authority,      1.8%
                                                                                      Georgia, (Project One), Series
                                                                                      A, (MBIA Insured), 5.375%
                                                                                      01/01/19
                                                                                 --------------------------------------------
                                                                                   8  Columbus, Georgia, Water and       1.7%
                                                                                      Sewer Authority Revenue
                                                                                      Refunding Series 1992, (FGIC
                                                                                      Insured), 6.000% 05/01/03
                                                                                 --------------------------------------------
                                                                                   9  Hall County, Georgia, School       1.6%
                                                                                      District, GO, (AMBAC Insured),
                                                                                      6.700% 12/01/14
                                                                                 --------------------------------------------
                                                                                  10  Cobb County, Georgia, School       1.5%
                                                                                      District, GO, Series B, 6.150%
                                                                                      02/01/03
                                                                                 --------------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

Nations Georgia
Intermediate Municipal Bond
Fund  Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98) [Line Graph]
Assumes the reinvestment of all distributions.

                                                                                                          Lehman 7-
               Measurement Period                                                                   Year Municipal Bond
             (Fiscal Year Covered)                 Georgia Intermediate Municipal Bond $14,697         Index $15,215
Mar. 1 1992                                                           10000                                10000
                                                                      10014                                 9966
                                                                      10361                                10319
                                                                      10623                                10603
1992                                                                  10813                                10777
                                                                      11196                                11121
                                                                      11521                                11429
                                                                      11909                                11760
1993                                                                  12031                                11901
                                                                      11480                                11453
                                                                      11572                                11575
                                                                      11631                                11687
1994                                                                  11476                                11573
                                                                      12116                                12180
                                                                      12424                                12525
                                                                      12715                                12883
1995                                                                  13117                                13207
                                                                      12989                                13161
                                                                      13045                                13219
                                                                      13301                                13455
1996                                                                  13597                                13786
                                                                      13551                                13754
                                                                      13918                                14228
                                                                      14271                                14657
1997                                                                  14574                                15055
Mar. 31 1998                                                          14697                                15215

Investor B Shares (as of 3/31/98)* [Line Graph]
Assumes the reinvestment of all distributions.

                                                                                                          Lehman 7-
               Measurement Period                                                                   Year Municipal Bond
             (Fiscal Year Covered)                 Georgia Intermediate Municipal Bond $12,409         Index $13,379
June 7 1993                                                           10000                                10000
                                                                      10141                                10183
                                                                      10470                                10478
1993                                                                  10563                                10604
                                                                      10067                                10205
                                                                      10135                                10313
                                                                      10174                                10413
1994                                                                  10026                                10312
                                                                      10572                                10852
                                                                      10828                                11160
                                                                      11067                                11479
1995                                                                  11403                                11768
                                                                      11278                                11727
                                                                      11312                                11778
                                                                      11520                                11989
1996                                                                  11761                                12284
                                                                      11707                                12270
                                                                      12009                                12609
                                                                      12292                                12946
1997                                                                  12528                                13228
Mar. 31 1998                                                          12409                                13379



                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                SINCE INCEPTION
                                                                (3/1/92 through 3/31/98)        6.54%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations Georgia Intermediate
                                                                Municipal Bond Fund from the date each
                                                                class of shares was first offered. The
                                                                Lehman 7-Year Municipal Bond Index is a
                                                                broad-based, unmanaged, total return
                                                                index composed of investment-grade
                                                                bonds with maturities of 7 to 8 years.
                                                                It is unavailable for investment. The
                                                                performance shown reflects the
                                                                performance of Primary A and Investor B
                                                                Shares. The performance of Investor A
                                                                and Investor C Shares may vary based on
                                                                the differences in sales loads and fees
                                                                paid by the shareholders investing in
                                                                each class.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                SINCE
                                                                INCEPTION      NAV   CDSC*
                                                                (6/7/93 through
                                                                3/31/98)          4.93% 4.59%

  TOTAL RETURN (AS OF 3/31/98)

                                           PRIMARY A       INVESTOR A            INVESTOR B          INVESTOR C
Inception Date                           3/1/92          5/4/92            6/7/93                  6/17/92
                                                                           NAV          CDSC*
-----------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                       8.45%           8.24%             7.70%        3.70%      7.70%
-----------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
3 Years                                  6.65%           6.44%             6.05%        5.15%      6.05%
5 Years                                  5.59%           5.39%             NA           NA         5.00%
Since Inception                          6.54%           6.41%             4.93%        4.59%      5.73%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.

*Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

Figures at net asset value (NAV) do not reflect any sales charges.

Nations Georgia
Municipal Bond
Fund Municipal Fixed Income
Management Team Commentary*

                        EFFECTIVE MARCH 1998, THE MUNICIPAL FIXED INCOME MANAGEMENT TEAM OF TRADESTREET INVESTMENT ASSOCIATES, INC. ASSUMED THE DAILY PORTFOLIO MANAGEMENT RESPONSIBILITIES OF THE FUND. IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS GEORGIA MUNICIPAL INCOME FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND THEIR CURRENT OUTLOOK.

PORTFOLIO MANAGER                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the            INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income                The Fund balances its investments between high quality,
Management Team of TradeStreet        investment-grade issues through which it seeks to reduce
Investment Associates, Inc.,          credit and liquidity risk, and lower quality,
investment sub-adviser to the         investment-grade issues, for their additional yield
Fund. During the reporting            potential. By maintaining a well-diversified portfolio, we
period, Michele M. Poirier was        aim to limit the Fund's exposure to any single credit or
the Fund's portfolio manager.         market sector. In addition, we use a combination of
INVESTMENT OBJECTIVE                  investment strategies, including duration management
The Fund seeks high current           (managing the Fund's sensitivity to interest rates), market
income exempt from federal and        sector selection and individual credit reviews. We also seek
Georgia state income taxes with       to limit the distribution of capital gains when appropriate.
the potential for principal           As a long-term portfolio, the Fund maintains an average
fluctuation associated with           dollar-weighted maturity of greater than ten years and a
investments in long-term              duration between seven and one-half and nine and one-half
municipal securities. The Fund        years.
invests in investment-grade,          HOW DID THE FUND PERFORM DURING THE PERIOD?
long-term municipal securities.       With a total return of 10.43%, the Fund (Primary A Shares)
PERFORMANCE REVIEW                    underperformed its peer group, the Lipper Georgia Municipal
For the 12-month period ended         Debt Funds Universe,*** which returned 10.64% for the
March 31, 1998, Nations Georgia       12-month period ended March 31, 1998. Given the uncertain
Municipal Bond Fund Primary A         direction of interest rates during the period, we believed
Shares provided a total return        it prudent to maintain a relatively neutral stance with
of 10.43%.**                          regard to the Fund's duration. Because the Fund had a
                                      shorter duration than its peer group, it did not benefit as fully from the declining interest rate environment during
                                      the period.
                                      *The outlook for this Fund may differ from that presented
                                      for other Nations Funds mutual funds.
                                      **The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.
                                      ***Lipper Analytical Services, Inc., an independent mutual fund performance monitor. Funds included in the Lipper
                                      Georgia Municipal Debt Funds Universe limit their assets to those securities which are exempt from taxation in Georgia.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations Georgia
Municipal Bond
Fund Municipal Fixed Income
Management Team Commentary continued...


THE STATE OF GEORGIA CONTINUED        WHAT WERE ECONOMIC AND MARKET CONDITIONS LIKE IN GEORGIA?
TO ENJOY STRONG FINANCIAL             Despite a slowdown in non-farm employment growth, the state
OVERSIGHT AND A RELATIVELY LOW        of Georgia continued to enjoy strong financial oversight and
DEBT BURDEN.                          a relatively low debt burden. Georgia's fiscal strength was rewarded with the highest possible ratings from several
                                      agencies: a "Aaa" rating by Moody's Investors Service, Inc., an upgrade to "AAA" by Standard & Poor's Corporation in July
                                      1997 and a "AAA" rating from Fitch IBCA, Inc. The textile
                                      industry in Georgia continued to contract because of
                                      low-cost products from overseas, while high-tech
                                      manufacturing job growth remained strong. Overall, Georgia's annual net job growth has generally been in line with the
                                      national average of about 2%.
                                      WHAT IS YOUR OUTLOOK FOR GEORGIA AND THE MUNICIPAL BOND
                                      MARKET IN THE COMING YEAR?
                                      Looking ahead, municipal bond market participants will have to keep one eye focused on Washington, D.C., where proposed federal legislation addressing electric utility deregulation and the reimbursement of not-for-profit health care
                                      providers is being considered. We note that an uncertain
                                      political climate for many municipal bond market sectors
                                      such as these has become commonplace in recent
                                      years -- presenting both a challenge and an opportunity for astute investors seeking to capitalize on undervalued
                                      securities.
                                      With regard to Georgia in particular, wage inflation has
                                      become a concern as more firms choose to call the state home and find themselves competing for a declining number of
                                      qualified employees. Rising demand for schools, highways and essential services are just some of the challenges Georgia faces in light of steady job creation and related increases in urban center populations.

Nations Georgia
Municipal Bond
Fund
   PORTFOLIO BREAKDOWN (AS A % OF TOTAL INVESTMENTS AS OF 3/31/98)

[PIE CHART]

 5.57%  Cash and Cash Equivalents
 8.15%  Water
 8.38%  Housing Revenue
24.49%  Insured
10.98%  Hospital
17.56%  General Obligation
11.22%  Pollution Control
        Revenue/Industrial
        Development Revenue
13.65%  Other


PORTFOLIO HOLDINGS WERE CURRENT AS
OF MARCH 31, 1998, ARE SUBJECT TO
CHANGE AND MAY NOT BE REPRESENTATIVE
OF CURRENT HOLDINGS.

                                                                                 TOP TEN HOLDINGS
                                                                                 (AS A % OF NET ASSETS AS OF 3/31/98)
                                                                                 --------------------------------------------
                                                                                   1  Georgia L. Smith II, Georgia,      5.8%
                                                                                      World Congress Center Authority,
                                                                                      Recreational Revenue, (Domed
                                                                                      Stadium Project), (LOC SunTrust
                                                                                      Bank), 7.875% 07/01/20
                                                                                 --------------------------------------------
                                                                                   2  Roswell, Georgia, GO, 5.600%       5.7%
                                                                                      02/01/10
                                                                                 --------------------------------------------
                                                                                   3  Fulco, Georgia, Hospital           5.7%
                                                                                      Authority Revenue, Revenue
                                                                                      Anticipation Certificates, St.
                                                                                      Joseph's Hospital, 5.500%
                                                                                      10/01/14
                                                                                 --------------------------------------------
                                                                                   4  White County, Georgia, Industrial  3.3%
                                                                                      Development Authority Revenue
                                                                                      Refunding, (Clark-Schwebel Fiber
                                                                                      and Glass Company Project),
                                                                                      6.850% 06/01/10
                                                                                 --------------------------------------------
                                                                                   5  Peach County, Georgia, School      3.1%
                                                                                      District, GO, (MBIA Insured),
                                                                                      6.500% 02/01/08
                                                                                 --------------------------------------------
                                                                                   6  Columbia County, Georgia, School   3.0%
                                                                                      District, Series B, (MBIA
                                                                                      Insured), 6.250% 04/01/13
                                                                                 --------------------------------------------
                                                                                   7  Fayette County, Georgia, School    2.9%
                                                                                      District, GO, 6.125% 03/01/15
                                                                                 --------------------------------------------
                                                                                   8  Union County, Georgia, Housing     2.9%
                                                                                      Authority, Multi-family Housing
                                                                                      Revenue Refunding, (Hidden Lake
                                                                                      Apartments), Series A, (FHA/FNMA
                                                                                      COLL), 7.125% 12/01/25
                                                                                 --------------------------------------------
                                                                                   9  Lawrenceville, Georgia, Housing    2.9%
                                                                                      Authority, Multi-family Housing
                                                                                      Revenue, (Knollwood Park
                                                                                      Apartments Project), (FNMA
                                                                                      Collateral), 6.25% 12/01/29
                                                                                 --------------------------------------------
                                                                                  10  Savannah, Georgia, Hospital        2.9%
                                                                                      Authority, Revenue Refunding and
                                                                                      Improvement, (Candler Hospital
                                                                                      Project), 7.000% 01/01/23
                                                                                 --------------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

Nations Georgia
Municipal Bond
Fund  Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98) [LINE GRAPH]
Assumes the reinvestment of all distributions.

                                                                                Lehman 20
          Measurement Period                                               Year Municipal Bond    Lehman Municipal Bond
        (Fiscal Year Covered)            Georgia Municipal Bond $12,417      Index $13,129           Index $12,847
Jan. 13 1994                                         10000                        10000                  10000
                                                      9208                         9307                   9451
                                                      9288                         9400                   9555
                                                      9245                         9449                   9621
1994                                                  9102                         9266                   9483
                                                      9829                        10092                  10153
                                                     10082                        10309                  10398
                                                     10373                        10588                  10697
1995                                                 10893                        11207                  11138
                                                     10679                        10957                  11004
                                                     10745                        11081                  11088
                                                     11018                        11397                  11343
1996                                                 11284                        11705                  11632
                                                     11244                        11633                  11604
                                                     11634                        12125                  12004
                                                     11945                        12549                  12365
1997                                                 12274                        12975                  12701
Mar. 31 1998                                         12417                        13129                  12847

Investor B Shares (as of 3/31/98)* [LINE GRAPH]
Assumes the reinvestment of all distributions.

                                                                                Lehman 20
          Measurement Period                                               Year Municipal Bond    Lehman Municipal Bond
        (Fiscal Year Covered)            Georgia Municipal Bond $11,967      Index $13,446           Index $13,003
Oct. 21 1993                                         10000                        10000                  10000
1993                                                 10072                        10241                  10121
                                                      9302                         9532                   9565
                                                      9365                         9626                   9671
                                                      9304                         9677                   9737
1994                                                  9143                         9490                   9598
                                                      9856                        10335                  10276
                                                     10091                        10557                  10524
                                                     10362                        10843                  10826
1995                                                 10861                        11477                  11273
                                                     10628                        11221                  11137
                                                     10674                        11348                  11223
                                                     10925                        11672                  11480
1996                                                 11168                        11987                  11772
                                                     11107                        11914                  11744
                                                     11471                        12417                  12149
                                                     11754                        12851                  12515
1997                                                 12052                        13288                  12855
Mar. 31 1998                                         11967                        13446                  13003

                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                SINCE INCEPTION
                                                                (1/13/94 through 3/31/98)      5.27%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations Georgia Municipal
                                                                Bond Fund from the date each class of
                                                                shares was first offered. The Lehman
                                                                20-Year Municipal Bond Index is a
                                                                broad-based, unmanaged, total return
                                                                index composed of investment-grade
                                                                bonds with maturities of 18 to 22
                                                                years. It is unavailable for
                                                                investment. The Lehman Municipal Bond
                                                                Index is a broad-based, unmanaged,
                                                                total return index composed of
                                                                investment-grade, long-term maturity
                                                                bonds. It is unavailable for
                                                                investment. The performance shown
                                                                reflects the performance of Primary A
                                                                and Investor B Shares. The performance
                                                                of Investor A and Investor C Shares may
                                                                vary based on the differences in sales
                                                                loads and fees paid by the shareholders
                                                                investing in each class.
                                                                The annual reports for the fiscal year
                                                                ended March 31, 1997 and prior years
                                                                compared the Fund's performance to the
                                                                Lehman 20-Year Municipal Bond Index.
                                                                Fund management believes that the
                                                                Lehman Municipal Bond Index is a more
                                                                appropriate benchmark because the
                                                                maturities of the municipal debt
                                                                securities comprising the index more
                                                                closely resemble the maturities of the
                                                                securities acquired by the Fund.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                SINCE INCEPTION     NAV   CDSC*
                                                                (10/21/93 through
                                                                3/31/98)            4.51% 4.12%

  TOTAL RETURN (AS OF 3/31/98)

                                           PRIMARY A       INVESTOR A            INVESTOR B          INVESTOR C
Inception Date                           1/13/94         12/30/93                 10/21/93         11/3/94
                                                                           NAV          CDSC*
-----------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                       10.43%          10.22%            9.54%        4.54%      9.64%
-----------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
3 Years                                  8.10%           7.82%             7.27%        6.40%      7.42%
Since Inception                          5.27%           5.12%             4.51%        4.12%      9.82%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.

*Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

Figures at net asset value (NAV) do not reflect any sales charges.

Nations Maryland
Intermediate Municipal Bond
Fund Municipal Fixed Income
Management Team Commentary*

                        EFFECTIVE MARCH 1998, THE MUNICIPAL FIXED INCOME MANAGEMENT TEAM OF TRADESTREET INVESTMENT ASSOCIATES, INC. ASSUMED THE DAILY PORTFOLIO MANAGEMENT RESPONSIBILITIES OF THE FUND. IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS MARYLAND INTERMEDIATE MUNICIPAL INCOME FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND THEIR CURRENT OUTLOOK.


PORTFOLIO MANAGER                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the            INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income                The Fund balances its investments between high quality,
Management Team of TradeStreet        investment-grade issues through which it seeks to reduce
Investment Associates, Inc.,          credit and liquidity risk, and lower quality,
investment sub-adviser to the         investment-grade issues, for their additional yield
Fund. During the reporting            potential. By maintaining a well-diversified portfolio, we
period, Dawn Daggy-Mangerson          aim to limit the Fund's exposure to any single credit or
was the Fund's portfolio              market sector. In addition, we use a combination of
manager.                              investment strategies, including duration management
INVESTMENT OBJECTIVE                  (managing the Fund's sensitivity to interest rates), market
The Fund seeks high current           sector selection and individual credit reviews. We also seek
income exempt from federal and        to limit the distribution of capital gains when appropriate.
Maryland state income taxes           As an intermediate-term portfolio, the Fund maintains an
consistent with moderate              average dollar-weighted maturity of between three and ten
fluctuation of principal. The         years and a duration between five and six years.
Fund invests in investment-           HOW DID THE FUND PERFORM DURING THE PERIOD?
grade, intermediate-term              With a total return of 7.83%, the Fund (Primary A Shares)
municipal securities.                 slightly underperformed its peer group, the Lipper Other
PERFORMANCE REVIEW                    States Intermediate Municipal Debt Funds Universe,*** which
For the 12-month period ended         returned 7.87% for the 12-month period ended March 31, 1998.
March 31, 1998, Nations               Because of a higher weighting in shorter-maturity securities
Maryland Intermediate Municipal       than its peer group, the Fund did not benefit as fully from
Bond Fund Primary A Shares            the declining interest rate environment during the period.
provided a total return of            *The outlook for this Fund may differ from that presented
7.83%.**                              for other Nations Funds mutual funds.
                                      **The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.
                                      ***Lipper Analytical Services, Inc., an independent mutual fund performance monitor. Funds included in the Lipper Other
                                      States Intermediate Municipal Debt Funds Universe invest in municipal debt issues with dollar-weighted maturities of
                                      five to ten years and are exempt from taxation on a
                                      specified city or state basis.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations Maryland
Intermediate Municipal Bond
Fund Municipal Fixed Income
Management Team Commentary continued...

WITH PER CAPITA PERSONAL INCOME       WHAT WERE ECONOMIC AND MARKET CONDITIONS LIKE IN MARYLAND?
AT 113% OF THE NATIONAL               With per capita personal income at 113% of the national
AVERAGE, MARYLAND CONTINUED TO        average, Maryland continued to rank as one of the wealthiest
RANK AS ONE OF THE WEALTHIEST         states in the country. Despite the contraction of government
STATES IN THE COUNTRY.                and defense-related industries in the 1990s, Maryland was
                                      able to maintain the highest possible credit ratings from
                                      Moody's Investors Service, Inc., Standard & Poor's
                                      Corporation and Fitch IBCA, Inc. through conservative
                                      budgeting, flexible financial management and strict
                                      oversight of general obligation debt. A 5.9% increase in
                                      total revenue over the previous fiscal year reflected
                                      Maryland's growing and diverse economy in 1997. The state's moderately high debt burden is carefully controlled by a
                                      constitutional provision for rapid amortization of
                                      outstanding tax-supported debt.

                                      WHAT IS YOUR OUTLOOK FOR MARYLAND AND THE MUNICIPAL BOND
                                      MARKET IN THE COMING YEAR?
                                      Looking ahead, municipal bond market participants will have to keep one eye focused on Washington, D.C., where proposed federal legislation addressing electric utility deregulation and the reimbursement of not-for-profit health care
                                      providers is being considered. We note that an uncertain
                                      political climate for many municipal bond market sectors
                                      such as these has become commonplace in recent
                                      years -- presenting both a challenge and an opportunity for astute investors seeking to capitalize on undervalued
                                      securities.

                                      With regard to Maryland in particular, the challenge comes from within, as the 1997 legislative session passed an
                                      income tax cut that will phase in a 10% reduction in revenue over the next five years. Maryland must continue to exhibit fiscal restraint if it is to maintain its strong financial performance.

Nations Maryland
Intermediate Municipal Bond
Fund
   PORTFOLIO BREAKDOWN (AS A % OF TOTAL INVESTMENTS AS OF 3/31/98)

[PIE CHART]

 3.58%  Cash and Cash Equivalents
 3.79%  Pollution Control
        Revenue/Industrial
        Development Revenue
 4.42%  Transportation
 6.15%  Hospital
 9.23%  Pre-Refunded
33.63%  Insured
11.20%  Other
28.00%  General Obligation

PORTFOLIO HOLDINGS WERE CURRENT AS
OF MARCH 31, 1998, ARE SUBJECT TO
CHANGE AND MAY NOT BE REPRESENTATIVE
OF CURRENT HOLDINGS.

                                                                                 TOP TEN HOLDINGS
                                                                                 (AS A % OF NET ASSETS AS OF 3/31/98)
                                                                                 ----------------------------------------------
                                                                                   1  Washington State Public Power        3.3%
                                                                                      Supply System Nuclear, Project No.
                                                                                      1, Revenue Series A, 7.000%
                                                                                      07/01/08
                                                                                 ----------------------------------------------
                                                                                   2  Charles County, Maryland,            3.2%
                                                                                      Consolidated Public Improvement,
                                                                                      Revenue Refunding, GO, 4.400%
                                                                                      06/01/03
                                                                                 ----------------------------------------------
                                                                                   3  Maryland State, Transportation       3.1%
                                                                                      Authority Revenue, GO, 4.375%
                                                                                      12/15/03
                                                                                 ----------------------------------------------
                                                                                   4  Maryland State, State and Local      3.0%
                                                                                      Facilities Loan, GO, Third Series,
                                                                                      Pre-Refunded, 5.000% 10/15/06
                                                                                 ----------------------------------------------
                                                                                   5  Maryland State, Transportation       2.3%
                                                                                      Authority, Special Obligation
                                                                                      Revenue, (Baltimore-Washington D.C.
                                                                                      International Airport Project),
                                                                                      Series A, AMT, (FGIC Insured),
                                                                                      6.400% 07/01/19
                                                                                 ----------------------------------------------
                                                                                   6  Frederick County, Maryland,          2.0%
                                                                                      Consolidated Public Improvement,
                                                                                      Revenue Refunding, GO, (FGIC
                                                                                      Insured), 5.750% 12/01/01
                                                                                 ----------------------------------------------
                                                                                   7  Prince Georges County, Maryland,     2.0%
                                                                                      Solid Waste Management Systems
                                                                                      Authority, Revenue Refunding, (FSA
                                                                                      Insured), 5.100% 06/15/05
                                                                                 ----------------------------------------------
                                                                                   8  Calvert County, Maryland,            1.9%
                                                                                      Consolidated Public Improvement
                                                                                      Revenue Refunding, GO, 4.625%
                                                                                      07/15/05
                                                                                 ----------------------------------------------
                                                                                   9  Baileyville, Maine Pollution         1.9%
                                                                                      Control Revenue, 4.750% 06/01/05
                                                                                 ----------------------------------------------
                                                                                  10  Baltimore, Maryland, Port            1.8%
                                                                                      Facilities Revenue, Consolidated
                                                                                      Coal Sales, Series 85, 6.500%
                                                                                      12/01/10
                                                                                 ----------------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

Nations Maryland
Intermediate Municipal Bond
Fund  Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98) [LINE GRAPH]
Assumes the reinvestment of all distributions.

                                                                                                           Lehman 7
               Measurement Period                                                                    Year Municipal Bond
             (Fiscal Year Covered)                 Maryland Intermediate Municipal Bond $16,386         Index $17,714
Sept. 1 1990                                                           10000                                10000
                                                                       10085                                10015
1990                                                                   10407                                10399
                                                                       10643                                10647
                                                                       10810                                10832
                                                                       11123                                11243
1991                                                                   11465                                11612
                                                                       11477                                11603
                                                                       11840                                12014
                                                                       12097                                12345
1992                                                                   12285                                12547
                                                                       12641                                12948
                                                                       12992                                13306
                                                                       13407                                13692
1993                                                                   13534                                13856
                                                                       12926                                13335
                                                                       13032                                13476
                                                                       13075                                13607
1994                                                                   12922                                13474
                                                                       13648                                14181
                                                                       14019                                14583
                                                                       14343                                14999
1995                                                                   14710                                15377
                                                                       14636                                15324
                                                                       14672                                15391
                                                                       14929                                15666
1996                                                                   15245                                16051
                                                                       15196                                16014
                                                                       15591                                16566
                                                                       15946                                17066
1997                                                                   16276                                17528
Mar. 31 1998                                                           16386                                17714

Investor B Shares (as of 3/31/98)* [LINE GRAPH]
Assumes the reinvestment of all distributions.

                                                                                                           Lehman 7
               Measurement Period                                                                    Year Municipal Bond
             (Fiscal Year Covered)                 Maryland Intermediate Municipal Bond $12,249         Index $13,379
June 8 1993                                                            10000                                10000
                                                                       10129                                10183
                                                                       10440                                10478
1993                                                                   10525                                10604
                                                                       10040                                10205
                                                                       10109                                10313
                                                                       10130                                10413
1994                                                                    9999                                10312
                                                                       10548                                10852
                                                                       10821                                11160
                                                                       11057                                11479
1995                                                                   11326                                11768
                                                                       11255                                11727
                                                                       11268                                11778
                                                                       11451                                11989
1996                                                                   11679                                12284
                                                                       11627                                12270
                                                                       11914                                12609
                                                                       12165                                12946
1997                                                                   12390                                13228
Mar. 31 1998                                                           12249                                13379


                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                SINCE INCEPTION
                                                                (9/1/90 through 3/31/98)       6.73%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations Maryland Intermediate
                                                                Municipal Bond Fund from the date each
                                                                class of shares was first offered. The
                                                                Lehman 7-Year Municipal Bond Index is a
                                                                broad-based, unmanaged, total return
                                                                index composed of investment-grade
                                                                bonds with maturities of 7 to 8 years.
                                                                It is unavailable for investment. The
                                                                performance shown reflects the
                                                                performance of Primary A and Investor B
                                                                Shares. The performance of Investor A
                                                                and Investor C Shares may vary based on
                                                                the differences in sales loads and fees
                                                                paid by the shareholders investing in
                                                                each class.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                SINCE
                                                                INCEPTION                 NAV    CDSC*
                                                                (6/8/93 through  3/31/98) 4.66%  4.31%

  TOTAL RETURN (AS OF 3/31/98)

                                                      PRIMARY A         INVESTOR A      INVESTOR B              INVESTOR C
Inception Date                                      9/1/90            9/1/90                   6/8/93           6/17/92
                                                                                        NAV        CDSC*
------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                                  7.83%             7.61%             7.07%      3.07%        7.07%
------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
3 Years                                             6.28%             6.07%             5.68%      4.78%        5.68%
5 Years                                             5.33%             5.11%             NA         NA           4.69%
Since Inception                                     6.73%             6.58%             4.66%      4.31%        5.22%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.

*Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

Figures at net asset value (NAV) do not reflect any sales charges.

Nations Maryland
Municipal Bond
Fund Municipal Fixed Income
     Management Team Commentary*

                        EFFECTIVE MARCH 1998, THE MUNICIPAL FIXED INCOME MANAGEMENT TEAM OF TRADESTREET INVESTMENT ASSOCIATES, INC. ASSUMED THE DAILY PORTFOLIO MANAGEMENT RESPONSIBILITIES OF THE FUND. IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS MARYLAND MUNICIPAL INCOME FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND THEIR CURRENT OUTLOOK.

PORTFOLIO MANAGER                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the            INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income                The Fund balances its investments between high quality,
Management Team of TradeStreet        investment-grade issues through which it seeks to reduce
Investment Associates, Inc.,          credit and liquidity risk, and lower quality,
investment sub-adviser to the         investment-grade issues, for their additional yield
Fund. During the reporting            potential. By maintaining a well-diversified portfolio, we
period, Dawn Daggy-Mangerson          aim to limit the Fund's exposure to any single credit or
was the Fund's portfolio              market sector. In addition, we use a combination of
manager.                              investment strategies, including duration management
INVESTMENT OBJECTIVE                  (managing the Fund's sensitivity to interest rates), market
The Fund seeks high current           sector selection and individual credit reviews. We also seek
income exempt from federal and        to limit the distribution of capital gains when appropriate.
Maryland state income taxes           As a long-term portfolio, the Fund maintains an average
with the potential for                dollar-weighted maturity of greater than ten years and a
principal fluctuation                 duration between seven and one-half and nine and one-half
associated with investments in        years.
long-term municipal securities.       HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund invests in                   With a total return of 10.62%, the Fund (Primary A Shares)
investment-grade, long-term           outperformed its peer group, the Lipper Maryland Municipal
municipal securities.                 Debt Funds Universe,*** which returned 9.94% for the
PERFORMANCE REVIEW                    12-month period ended March 31, 1998. Given the uncertain
For the 12-month period ended         direction of interest rates during the period, we believed
March 31, 1998, Nations               it prudent to maintain a relatively neutral stance with
Maryland Municipal Bond Fund          regard to the Fund's duration. With a longer duration than
Primary A Shares provided a           many of its peers, the Fund benefited more fully from the
total return of 10.62%.**             declining interest rate environment during the period.
                                      *The outlook for this Fund may differ from that presented
                                      for other Nations Funds mutual funds.
                                      **The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.
                                      ***Lipper Analytical Services, Inc., an independent mutual fund performance monitor. Funds included in the Lipper
                                      Maryland Municipal Debt Funds Universe limit their assets to those securities which are exempt from taxation in Maryland.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations Maryland
Municipal Bond
Fund Municipal Fixed Income
     Management Team Commentary continued...

THE FUND (PRIMARY A SHARES)           WHAT WERE ECONOMIC AND MARKET CONDITIONS LIKE IN MARYLAND?
OUTPERFORMED ITS PEER GROUP FOR       With per capita personal income at 113% of the national
THE 12-MONTH PERIOD ENDED MARCH       average, Maryland continued to rank as one of the wealthiest
31, 1998.                             states in the country. Despite the contraction of government and defense-related industries in the 1990s, Maryland was
WITH PER CAPITA PERSONAL INCOME       able to maintain the highest possible credit ratings from
AT 113% OF THE NATIONAL               Moody's Investors Service, Inc., Standard & Poor's
AVERAGE, MARYLAND CONTINUED TO        Corporation and Fitch IBCA, Inc. through conservative
RANK AS ONE OF THE WEALTHIEST         budgeting, flexible financial management and strict
STATES IN THE COUNTRY.                oversight of general obligation debt. A 5.9% increase in
                                      total revenue over the previous fiscal year reflected
                                      Maryland's growing and diverse economy in 1997. The state's moderately high debt burden is carefully controlled by a
                                      constitutional provision for rapid amortization of
                                      outstanding tax-supported debt.
                                      WHAT IS YOUR OUTLOOK FOR MARYLAND AND THE MUNICIPAL BOND
                                      MARKET IN THE COMING YEAR?
                                      Looking ahead, municipal bond market participants will have to keep one eye focused on Washington, D.C., where proposed federal legislation addressing electric utility deregulation and the reimbursement of not-for-profit health care
                                      providers is being considered. We note that an uncertain
                                      political climate for many municipal bond market sectors
                                      such as these has become commonplace in recent
                                      years -- presenting both a challenge and an opportunity for astute investors seeking to capitalize on undervalued
                                      securities.
                                      With regard to Maryland in particular, the challenge comes from within, as the 1997 legislative session passed an
                                      income tax cut that will phase in a 10% reduction in revenue over the next five years. Maryland must continue to exhibit fiscal restraint if it is to maintain its strong financial performance.

Nations Maryland
Municipal Bond
Fund
   PORTFOLIO BREAKDOWN (AS A % OF TOTAL INVESTMENTS AS OF 3/31/98)

[PIE CHART]

 5.53%  Pollution Control
        Revenue/Industrial
        Development Revenue
 7.84%  Pre-Refunded
 8.13%  Education
27.35%  Insured
10.13%  General Obligation
14.79%  Housing
12.27%  Hospital
13.96%  Other

PORTFOLIO HOLDINGS WERE CURRENT AS
OF MARCH 31, 1998, ARE SUBJECT TO
CHANGE AND MAY NOT BE REPRESENTATIVE
OF CURRENT HOLDINGS.

                                                                                 TOP TEN HOLDINGS
                                                                                 (AS A % OF NET ASSETS AS OF 3/31/98)
                                                                                 ----------------------------------------------
                                                                                   1  District of Columbia, Washington     4.9%
                                                                                      Suburban Sanitation District MD,
                                                                                      5.800% 06/01/2003
                                                                                 ----------------------------------------------
                                                                                   2  Maryland State, Community            4.7%
                                                                                      Development Administration,
                                                                                      Department of Housing and Community
                                                                                      Development, Single Family Program
                                                                                      -First Series, (MHF/FHA Insured),
                                                                                      5.600% 04/01/18
                                                                                 ----------------------------------------------
                                                                                   3  University of Maryland, System       4.6%
                                                                                      Auxiliary Facility and Tuition
                                                                                      Revenue, Series A, 5.125% 04/01/13
                                                                                 ----------------------------------------------
                                                                                   4  Maryland State, Health and Higher    4.6%
                                                                                      Education, 4.600% 11/01/2026
                                                                                 ----------------------------------------------
                                                                                   5  Illinois Metropolitan Pier &         3.6%
                                                                                      Exposition Authority, Illinois
                                                                                      Dedicated State Tax Revenue,
                                                                                      Capital Appreciation, (McCormick
                                                                                      Place Exposition), Series A, (FGIC
                                                                                      Insured),
                                                                                      6.750% 6/15/20
                                                                                 ----------------------------------------------
                                                                                   6  Bel Air, Maryland, Industrial        2.9%
                                                                                      Development Revenue, (May
                                                                                      Department Stores Company Project),
                                                                                      6.375% 10/01/99
                                                                                 ----------------------------------------------
                                                                                   7  Government of Guam, GO, Series A,    2.8%
                                                                                      5.200% 11/15/08
                                                                                 ----------------------------------------------
                                                                                   8  Maryland State, Transportation       2.7%
                                                                                      Authority Revenue, (Transportation
                                                                                      Facilities Project), Refunded,
                                                                                      6.800% 07/01/16
                                                                                 ----------------------------------------------
                                                                                   9  Puerto Rico Electric Power           2.6%
                                                                                      Authority, Power Revenue Refunding,
                                                                                      Series Y, (MBIA Insured), 6.500%
                                                                                      07/01/06
                                                                                 ----------------------------------------------
                                                                                  10  Prince Georges County, Maryland,     2.5%
                                                                                      PCR Refunding, (Potomac Electric
                                                                                      Power Project), 5.750% 03/15/10
                                                                                 ----------------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

Nations Maryland
Municipal Bond
Fund  Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98) [LINE GRAPH]
Assumes the reinvestment of all distributions.

                                                                                 Lehman 20-
          Measurement Period                                                Year Municipal Bond    Lehman Municipal Bond
        (Fiscal Year Covered)            Maryland Municipal Bond $13,290      Index $13,895           Index $13,354
Sept. 20 1994                                         10000                        10000                  10000
                                                       9948                         9736                   9822
1994                                                   9785                         9807                   9857
                                                      10581                        10680                  10554
                                                      10823                        10910                  10808
                                                      11105                        11205                  11118
1995                                                  11672                        11860                  11577
                                                      11421                        11596                  11438
                                                      11499                        11727                  11526
                                                      11765                        12062                  11790
1996                                                  12048                        12388                  12090
                                                      12015                        12312                  12061
                                                      12391                        12832                  12477
                                                      12783                        13281                  12853
1997                                                  13157                        13732                  13202
Mar. 31 1998                                          13290                        13895                  13354

Investor B Shares (as of 3/31/98)* [LINE GRAPH]
Assumes the reinvestment of all distributions.

                                              Maryland           Lehman 20-Year       Lehman Municipal
          Measurement Period              Municipal Bond        Municipal Bond          Bond Index
        (Fiscal Year Covered)                 $11,809            Index $13,446            $13,003
Oct. 21 1993                                   10000                 10000                 10000
1993                                           10046                 10241                 10121
                                                9235                  9532                  9565
                                                9264                  9626                  9671
                                                9232                  9677                  9737
1994                                            9064                  9490                  9598
                                                9783                 10335                 10276
                                                9988                 10557                 10524
                                               10229                 10843                 10826
1995                                           10731                 11477                 11273
                                               10481                 11221                 11137
                                               10533                 11348                 11223
                                               10757                 11672                 11480
1996                                           10994                 11987                 11772
                                               10944                 11914                 11744
                                               11266                 12417                 12149
                                               11598                 12851                 12515
1997                                           11913                 13288                 12855
Mar. 31 1998                                   11809                 13446                 13003

                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                SINCE INCEPTION
                                                                (9/20/94) through 3/31/98)     8.40%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations Maryland Municipal
                                                                Bond Fund from the date each class of
                                                                shares was first offered. The Lehman
                                                                20-Year Municipal Bond Index is a
                                                                broad-based, unmanaged, total return
                                                                index composed of investment-grade
                                                                bonds with maturities of 18 to 22
                                                                years. It is unavailable for
                                                                investment. The Lehman Municipal Bond
                                                                Index is a broad-based, unmanaged,
                                                                total return index composed of 8,000
                                                                investment-grade, long-term maturity
                                                                bonds. It is unavailable for
                                                                investment. The performance shown
                                                                reflects the performance of Primary A
                                                                and Investor B Shares. The performance
                                                                of Investor A and Investor C Shares may
                                                                vary based on the differences in sales
                                                                loads and fees paid by the shareholders
                                                                investing in each class.
                                                                The annual reports for the fiscal year
                                                                ended March 31, 1997 and prior years
                                                                compared the Fund's performance to the
                                                                Lehman 20-Year Municipal Bond Index.
                                                                Fund management believes that the
                                                                Lehman Municipal Bond Index is a more
                                                                appropriate benchmark because the
                                                                maturities of the municipal debt
                                                                securities comprising the index more
                                                                closely resemble the maturities of the
                                                                securities acquired by the Fund.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                SINCE INCEPTION             NAV   CDSC*
                                                                (10/21/93 through  3/31/98) 4.20% 3.81%

  TOTAL RETURN (AS OF 3/31/98)

                                           PRIMARY A       INVESTOR A      INVESTOR B              INVESTOR C
Inception Date                           9/20/94         11/4/93                  10/21/93         11/3/94
                                                                           NAV          CDSC*
-----------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                       10.62%          10.40%            9.72%        4.72%      9.88%
-----------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
3 Years                                  7.90%           7.68%             7.07%        6.19%      7.24%
Since Inception                          8.40%           5.30%             4.20%        3.81%      9.50%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.

*Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

Figures at net asset value (NAV) do not reflect any sales charges.

Nations North Carolina
Intermediate Municipal Bond
Fund Municipal Fixed Income
     Management Team Commentary*

                        EFFECTIVE MARCH 1998, THE MUNICIPAL FIXED INCOME MANAGEMENT TEAM OF TRADESTREET INVESTMENT ASSOCIATES, INC. ASSUMED THE DAILY PORTFOLIO MANAGEMENT RESPONSIBILITIES OF THE FUND. IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS NORTH CAROLINA INTERMEDIATE MUNICIPAL INCOME FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND THEIR CURRENT OUTLOOK.

PORTFOLIO MANAGER                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the            INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income                The Fund balances its investments between high quality,
Management Team of TradeStreet        investment-grade issues through which it seeks to reduce
Investment Associates, Inc.,          credit and liquidity risk, and lower quality,
investment sub-adviser to the         investment-grade issues, for their additional yield
Fund. During the reporting            potential. By maintaining a well-diversified portfolio, we
period, Mathew M. Kiselak was         aim to limit the Fund's exposure to any single credit or
the Fund's portfolio manager.         market sector. In addition, we use a combination of
INVESTMENT OBJECTIVE                  investment strategies, including duration management
The Fund seeks high current           (managing the Fund's sensitivity to interest rates), market
income exempt from federal and        sector selection and individual credit reviews. We also seek
North Carolina state income           to limit the distribution of capital gains when appropriate.
taxes consistent with moderate        As an intermediate-term portfolio, the Fund maintains an
fluctuation of principal. The         average dollar-weighted maturity of between three and ten
Fund invests in investment-           years and a duration between five and six years.
grade, intermediate-term              HOW DID THE FUND PERFORM DURING THE PERIOD?
municipal securities.                 With a total return of 8.39%, the Fund (Primary A Shares)
PERFORMANCE REVIEW                    outperformed its peer group, the Lipper Other States
For the 12-month period ended         Intermediate Municipal Debt Funds Universe,*** which
March 31, 1998, Nations North         returned 7.87% for the 12-month period ended March 31, 1998.
Carolina Intermediate Municipal       Given the uncertain direction of interest rates during the
Bond Fund Primary A Shares            period, we believed it prudent to maintain a relatively
provided a total return of            neutral stance with regard to the Fund's duration. With a
8.39%.**                              longer duration than many of its peers, the Fund benefited more fully from the declining interest rate environment
                                      during the period.
                                      *The outlook for this Fund may differ from that presented
                                      for other Nations Funds mutual funds.
                                      **The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.
                                      ***Lipper Analytical Services, Inc., an independent mutual fund performance monitor. Funds included in the Lipper Other
                                      States Intermediate Municipal Debt Funds Universe invest in municipal debt issues with dollar-weighted maturities of
                                      five to ten years and are exempt from taxation on a
                                      specified city or state basis.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations North Carolina
Intermediate Municipal Bond
Fund Municipal Fixed Income
     Management Team Commentary continued...


THE FUND (PRIMARY A SHARES)           WHAT WERE ECONOMIC AND MARKET CONDITIONS LIKE IN NORTH
OUTPERFORMED ITS PEER GROUP FOR       CAROLINA?
THE 12-MONTH PERIOD ENDED MARCH       With the highest possible credit ratings from Moody's
31, 1998.                             Investors Service, Inc., Standard & Poor's Corporation and
                                      Fitch IBCA, Inc., North Carolina benefited from an
                                      increasingly diverse economy, a conservative debt policy and a continuing trend of sound financial management. Non-farm employment grew 2.9% in fiscal 1997 and has exceeded the
                                      national average over the past four years. In addition, with
                                      1997 total revenue rising 8.4% over fiscal 1996, combined
                                      with a debt per capita of only $237, North Carolina enjoyed a level of financial flexibility that should help the state weather any future economic slowdown that might occur.
                                      WHAT IS YOUR OUTLOOK FOR NORTH CAROLINA AND THE MUNICIPAL
                                      BOND MARKET IN THE COMING YEAR?
                                      Looking ahead, municipal bond market participants will have to keep one eye focused on Washington, D.C., where proposed federal legislation addressing electric utility deregulation and the reimbursement of not-for-profit health care
                                      providers is being considered. We note that an uncertain
                                      political climate for many municipal bond market sectors
                                      such as these has become commonplace in recent
                                      years -- presenting both a challenge and an opportunity for astute investors seeking to capitalize on undervalued
                                      securities.
                                      With regard to North Carolina in particular, the state
                                      unemployment rate is only 3.6%. This tight labor market has not gone unnoticed by businesses seeking to enter the state.
                                      However, North Carolina is still an attractive alternative for business relocation because it remains the banking hub of the South and is home to several prestigious
                                      universities.

Nations North Carolina
Intermediate Municipal Bond
Fund
   PORTFOLIO BREAKDOWN (AS A % OF TOTAL INVESTMENTS AS OF 3/31/98)

[PIE CHART]


 3.47%  Water

 4.76%  Other

28.18%  General Obligation

 6.33%  Pollution Control
        Revenue/Industrial
        Development Revenue

 9.10%  Education

 9.26%  Pre-Refunded

16.03%  Hospital

22.87%  Insured


PORTFOLIO HOLDINGS WERE CURRENT AS
OF MARCH 31, 1998, ARE SUBJECT TO
CHANGE AND MAY NOT BE REPRESENTATIVE
OF CURRENT HOLDINGS.

                                                                                 TOP TEN HOLDINGS
                                                                                 (AS A % OF NET ASSETS AS OF 3/31/98)
                                                                                 ----------------------------------------------
                                                                                   1  North Carolina State, GO, Series     2.1%
                                                                                      A, 5.100% 03/01/06
                                                                                 ----------------------------------------------
                                                                                   2  North Carolina, Medicare Care,       2.1%
                                                                                      Community Health Care Facility
                                                                                      Revenue, (Stanley Memorial
                                                                                      Hospital Project), (AMBAC
                                                                                      Insured), 5.250% 10/01/16
                                                                                 ----------------------------------------------
                                                                                   3  Martin County, North Carolina,       2.0%
                                                                                      Industrial Facilities and
                                                                                      Pollution Control Financing
                                                                                      Authority Revenue, (Wayerhaeuser
                                                                                      Company Project), 8.500% 06/15/99
                                                                                 ----------------------------------------------
                                                                                   4  University of North Carolina,        1.9%
                                                                                      University, Revenue Refunding,
                                                                                      Utilities Systems, 5.200% 08/01/06
                                                                                 ----------------------------------------------
                                                                                   5  Fayetteville, North Carolina,        1.7%
                                                                                      Public Works Commission, (FSA
                                                                                      Insured), 5.125% 03/01/17
                                                                                 ----------------------------------------------
                                                                                   6  North Carolina, Medicare Care,       1.7%
                                                                                      Community Health Care Facility
                                                                                      Revenue, (Stanley Memory Hospital
                                                                                      Project), (AMBAC Insured), 6.250%
                                                                                      06/01/17
                                                                                 ----------------------------------------------
                                                                                   7  Charlotte, North Carolina,           1.6%
                                                                                      Refunding, GO, 5.000% 06/01/05
                                                                                 ----------------------------------------------
                                                                                   8  North Carolina, Medicare Care,       1.6%
                                                                                      Community Health Care Facility
                                                                                      Revenue, (Stanley Memorial
                                                                                      Hospital Project), (AMBAC
                                                                                      Insured), 5.500% 10/01/14
                                                                                 ----------------------------------------------
                                                                                   9  North Carolina Municipal Power       1.6%
                                                                                      Agency, Refunding #1, Catawba
                                                                                      Electric Revenue Refunding, (FGIC
                                                                                      Insured),
                                                                                      5.200% 01/01/00
                                                                                 ----------------------------------------------
                                                                                  10  Cleveland County, North Carolina,    1.3%
                                                                                      GO, (FGIC Insured), 5.100%
                                                                                      06/01/02
                                                                                 ----------------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

Nations North Carolina
Intermediate Municipal Bond
Fund  Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98) [LINE GRAPH]
Assumes the reinvestment of all distributions.

                                                                                                                Lehman 7-
               Measurement Period                                                                          Year Municipal Bond
             (Fiscal Year Covered)                 North Carolina Intermediate Municipal Bond $13,636         Index $14,234
Dec. 11 1992                                                              10000                                   10000
1992                                                                      10187                                   10082
                                                                          10374                                   10404
                                                                          10681                                   10692
                                                                          11013                                   11002
1993                                                                      11090                                   11134
                                                                          10643                                   10715
                                                                          10705                                   10829
                                                                          10761                                   10933
1994                                                                      10636                                   10827
                                                                          11257                                   11395
                                                                          11529                                   11718
                                                                          11826                                   12052
1995                                                                      12141                                   12356
                                                                          12044                                   12313
                                                                          12110                                   12367
                                                                          12345                                   12588
1996                                                                      12608                                   12898
                                                                          12581                                   12868
                                                                          12934                                   13311
                                                                          13245                                   13713
1997                                                                      13518                                   14085
Mar. 31 1998                                                              13636                                   14234

Investor B Shares (as of 3/31/98)* [LINE GRAPH]
Assumes the reinvestment of all distributions.

                                                                                                                 Lehman 7-
               Measurement Period                                                                          Year Municipal Bond
             (Fiscal Year Covered)                 North Carolina Intermediate Municipal Bond $12,410         Index $13,379
June 7 1993                                                               10000                                   10000
                                                                          10134                                   10183
                                                                          10435                                   10478
1993                                                                      10495                                   10604
                                                                          10060                                   10205
                                                                          10106                                   10313
                                                                          10145                                   10413
1994                                                                      10015                                   10312
                                                                          10587                                   10852
                                                                          10829                                   11160
                                                                          11094                                   11479
1995                                                                      11375                                   11768
                                                                          11271                                   11727
                                                                          11319                                   11778
                                                                          11524                                   11989
1996                                                                      11755                                   12284
                                                                          11715                                   12270
                                                                          12029                                   12609
                                                                          12297                                   12946
1997                                                                      12525                                   13228
Mar. 31 1998                                                              12410                                   13379



                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                SINCE INCEPTION
                                                                (12/11/92 through 3/31/98)    6.02%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations North Carolina
                                                                Intermediate Municipal Bond Fund from
                                                                the date each class of shares was first
                                                                offered. The Lehman 7-Year Municipal
                                                                Bond Index is a broad-based, unmanaged,
                                                                total return index composed of
                                                                investment-grade bonds with maturities
                                                                of 7 to 8 years. It is unavailable for
                                                                investment. The performance shown
                                                                reflects the performance of Primary A
                                                                and Investor B Shares. The performance
                                                                of Investor A and Investor C Shares may
                                                                vary based on the differences in sales
                                                                loads and fees paid by the shareholders
                                                                investing in each class.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                SINCE
                                                                INCEPTION                  NAV    CDSC*
                                                                (6/7/93 through  3/31/98)  4.94%  4.59%

  TOTAL RETURN (AS OF 3/31/98)

                                              PRIMARY A       INVESTOR A    INVESTOR B            INVESTOR C
Inception Date                              12/11/92        12/14/92               6/7/93         12/16/92
                                                                            NAV        CDSC*
----------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                          8.39%           8.17%           7.64%      3.64%      7.64%
----------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
3 Years                                     6.60%           6.39%           6.00%      5.10%      6.00%
5 Years                                     5.62%           5.42%           NA         NA         4.98%
Since Inception                             6.02%           5.81%           4.94%      4.59%      5.41%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.
The performance shown includes the effect of fee waiver by the investment adviser and the administrator, which have the effect of increasing total return. *Figures at CDSC reflect the maximum applicable contingent deferred sales charge.
Figures at net asset value (NAV) do not reflect any sales charges.

Nations North Carolina
Municipal Bond
Fund  Municipal Fixed Income
      Management Team Commentary*

                        EFFECTIVE MARCH 1998, THE MUNICIPAL FIXED INCOME MANAGEMENT TEAM OF TRADESTREET INVESTMENT ASSOCIATES, INC. ASSUMED THE DAILY PORTFOLIO MANAGEMENT RESPONSIBILITIES OF THE FUND. IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS NORTH CAROLINA MUNICIPAL INCOME FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND THEIR CURRENT OUTLOOK.

PORTFOLIO MANAGER                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the            INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income                The Fund balances its investments between high quality,
Management Team of TradeStreet        investment-grade issues through which it seeks to reduce
Investment Associates, Inc.,          credit and liquidity risk, and lower quality,
investment sub-adviser to the         investment-grade issues, for their additional yield
Fund. During the reporting            potential. By maintaining a well-diversified portfolio, we
period, Mathew M. Kiselak was         aim to limit the Fund's exposure to any single credit or
the Fund's portfolio manager.         market sector. In addition, we use a combination of
INVESTMENT OBJECTIVE                  investment strategies, including duration management
The Fund seeks high current           (managing the Fund's sensitivity to interest rates), market
income exempt from federal and        sector selection and individual credit reviews. We also seek
North Carolina state income           to limit the distribution of capital gains when appropriate.
taxes with the potential for          As a long-term portfolio, the Fund maintains an average
principal fluctuation                 dollar-weighted maturity of greater than ten years and a
associated with investments in        duration between seven and one-half and nine and one-half
long-term municipal securities.       years.
The Fund invests in                   HOW DID THE FUND PERFORM DURING THE PERIOD?
investment-grade, long-term           With a total return of 10.86%, the Fund (Primary A Shares)
municipal securities.                 outperformed its peer group, the Lipper North Carolina
PERFORMANCE REVIEW                    Municipal Debt Funds Universe,*** which returned 10.42% for
For the 12-month period ended         the 12-month period ended March 31, 1998. Given the
March 31, 1998, Nations North         uncertain direction of interest rates during the period, we
Carolina Municipal Bond Fund          believed it prudent to maintain a relatively neutral stance
Primary A Shares provided a           with regard to the Fund's duration. With a longer duration
total return of 10.86%.**             than many of its peers, the Fund benefited more fully from the declining interest rate environment during the period.
                                      *The outlook for this Fund may differ from that presented
                                      for other Nations Funds mutual funds.
                                      **The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.
                                      ***Lipper Analytical Services, Inc., an independent mutual fund performance monitor. Funds included within the Lipper
                                      North Carolina Municipal Debt Funds Universe limit their
                                      assets to those securities which are exempt from taxation in
                                      North Carolina.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations North Carolina
Municipal Bond
Fund  Municipal Fixed Income
      Management Team Commentary continued...

THE FUND OUTPERFORMED ITS PEER        WHAT WERE ECONOMIC AND MARKET CONDITIONS LIKE IN NORTH
GROUP FOR THE 12-MONTH PERIOD         CAROLINA?
ENDED MARCH 31, 1998.                 With the highest possible credit ratings from Moody's
                                      Investors Service, Inc., Standard & Poor's Corporation and
                                      Fitch IBCA, Inc., North Carolina benefited from an
                                      increasingly diverse economy, a conservative debt policy and a continuing trend of sound financial management. Non-farm employment grew 2.9% in fiscal year 1997 and has exceeded
                                      the national average over the past four years. In addition, with 1997 total revenue rising 8.4% over fiscal year 1996, combined with a debt per capita of only $237, North Carolina enjoyed a level of financial flexibility that should help
                                      the state weather any future economic slowdown that might
                                      occur.
                                      WHAT IS YOUR OUTLOOK FOR NORTH CAROLINA AND THE MUNICIPAL
                                      BOND MARKET IN THE COMING YEAR?
                                      Looking ahead, municipal bond market participants will have to keep one eye focused on Washington, D.C., where proposed federal legislation addressing electric utility deregulation and the reimbursement of not-for-profit health care
                                      providers is being considered. We note that an uncertain
                                      political climate for many municipal bond market sectors
                                      such as these has become commonplace in recent
                                      years -- presenting both a challenge and an opportunity for astute investors seeking to capitalize on undervalued
                                      securities.
                                      With regard to North Carolina in particular, the state
                                      unemployment rate is only 3.6%. This tight labor market has not gone unnoticed by businesses seeking to enter the state.
                                      However, North Carolina is still an attractive alternative for business relocation because it remains the banking hub of the South and is home to several prestigious
                                      universities.

Nations North Carolina
Municipal Bond
Fund
   PORTFOLIO BREAKDOWN (AS A % OF TOTAL INVESTMENTS AS OF 3/31/98)

[PIE CHART]

 4.87%  Cash and Cash
        Equivalents
 9.97%  Other
 4.56%  Education
 6.02%  Housing
22.81%  Pollution Control
        Revenue/Industrial
        Development Revenue
13.32%  General Obligation
21.97%  Insured
16.48%  Hospital

PORTFOLIO HOLDINGS WERE CURRENT AS
OF MARCH 31, 1998, ARE SUBJECT TO
CHANGE AND MAY NOT BE REPRESENTATIVE
OF CURRENT HOLDINGS.

                                                                                 TOP TEN HOLDINGS
                                                                                 (AS A % OF NET ASSETS AS OF 3/31/98)
                                                                                 --------------------------------------------
                                                                                   1  Mecklenburg County, North          6.3%
                                                                                      Carolina, Industrial Facilities
                                                                                      and Pollution Control Finance
                                                                                      Authority Revenue Refunding,
                                                                                      (Fluor Corporation Project),
                                                                                      5.250% 12/01/09
                                                                                 --------------------------------------------
                                                                                   2  Martin County, North Carolina,     6.3%
                                                                                      Industrial Facilities and
                                                                                      Pollution Control Financing
                                                                                      Authority Revenue, Solid Waste
                                                                                      Disposal, AMT, (Weyerhaeuser
                                                                                      Company), 5.650% 12/01/23
                                                                                 --------------------------------------------
                                                                                   3  Charlotte, North Carolina,         6.1%
                                                                                      Health Care Systems Revenue
                                                                                      Refunding, Mecklenburg Hospital
                                                                                      Authority, 5.125% 01/15/22
                                                                                 --------------------------------------------
                                                                                   4  Onslow County, North Carolina,     5.1%
                                                                                      Combined Enterprise System
                                                                                      Revenue, (MBIA Insured), 5.875%
                                                                                      06/01/09
                                                                                 --------------------------------------------
                                                                                   5  University North Carolina,         4.5%
                                                                                      Chapel Hill, Hospital Revenue,
                                                                                      5.000% 02/15/29
                                                                                 --------------------------------------------
                                                                                   6  North Carolina Medical Care        3.7%
                                                                                      Commission, Hospital Revenue
                                                                                      Refunding, (AMBAC-TCRS Insured),
                                                                                      5.250% 02/15/07
                                                                                 --------------------------------------------
                                                                                   7  Mecklenburg County, North          3.5%
                                                                                      Carolina, Refunding, GO, 6.000%
                                                                                      04/01/11
                                                                                 --------------------------------------------
                                                                                   8  North Carolina Medical Care        3.4%
                                                                                      Commission, Hospital Revenue
                                                                                      Refunding, (Rex Hospital
                                                                                      Project), 6.250% 06/01/17
                                                                                 --------------------------------------------
                                                                                   9  New Hanover County, North          3.4%
                                                                                      Carolina, Industrial Facilities
                                                                                      and Pollution Control Financing
                                                                                      Authority, (Solid Waste
                                                                                      Disposal, Occidental Petroleum
                                                                                      Corporation Project), AMT,
                                                                                      6.500% 08/01/14
                                                                                 --------------------------------------------
                                                                                  10  North Carolina Municipal Power     3.4%
                                                                                      Agency, Refunding #1, Catawba
                                                                                      Electric Revenue Refunding, (FSA
                                                                                      Insured), 6.200% 01/01/18
                                                                                 --------------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

Nations North Carolina
Municipal Bond
Fund  Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98) [LINE GRAPH]
Assumes the reinvestment of all distributions.

                                                                                Lehman 20-
          Measurement Period                          North                Year Municipal Bond    Lehman Municipal Bond
        (Fiscal Year Covered)           Carolina Municipal Bond $12,365      Index $13,129           Index $12,847
Jan. 11 1994                                         10000                        10000                  10000
                                                      9192                         9307                   9451
                                                      9209                         9400                   9555
                                                      9205                         9449                   9621
1994                                                  9063                         9266                   9483
                                                      9829                        10092                  10153
                                                     10060                        10309                  10398
                                                     10316                        10588                  10697
1995                                                 10910                        11207                  11138
                                                     10639                        10957                  11004
                                                     10693                        11081                  11088
                                                     10953                        11397                  11343
1996                                                 11206                        11705                  11632
                                                     11154                        11633                  11604
                                                     11529                        12125                  12004
                                                     11895                        12549                  12365
1997                                                 12222                        12975                  12701
Mar. 31 1998                                         12365                        13129                  12847

Investor B Shares (as of 3/31/98)* [LINE GRAPH]
Assumes the reinvestment of all distributions.

                                                                                       Lehman 20-
          Measurement Period                                                      Year Municipal Bond    Lehman Municipal Bond
        (Fiscal Year Covered)            North Carolina Municipal Bond $11,955      Index $13,446           Index $13,003
Oct. 21 1993                                             10000                           10000                  10000
1993                                                     10119                           10241                  10121
                                                          9317                            9532                   9565
                                                          9316                            9626                   9671
                                                          9295                            9677                   9737
1994                                                      9134                            9490                   9598
                                                          9888                           10335                  10276
                                                         10101                           10557                  10524
                                                         10339                           10843                  10826
1995                                                     10914                           11477                  11273
                                                         10623                           11221                  11137
                                                         10657                           11348                  11223
                                                         10896                           11672                  11480
1996                                                     11127                           11987                  11772
                                                         11054                           11914                  11744
                                                         11404                           12417                  12149
                                                         11743                           12851                  12515
1997                                                     12040                           13288                  12855
Mar. 31 1998                                             11955                           13446                  13003



                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                SINCE INCEPTION
                                                                (1/11/94 through 3/31/98)      5.16%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations North Carolina
                                                                Municipal Bond Fund from the date each
                                                                class of shares was first offered. The
                                                                Lehman 20-Year Municipal Bond Index is
                                                                a broad-based, unmanaged, total return
                                                                index composed of investment-grade
                                                                bonds with maturities of 18 to 22
                                                                years. It is unavailable for
                                                                investment. The Lehman Municipal Bond
                                                                Index is a broad-based, unmanaged,
                                                                total return index composed of 8,000
                                                                investment-grade, long-term maturity
                                                                bonds. It is unavailable for
                                                                investment. The performance shown
                                                                reflects the performance of Primary A
                                                                and Investor B Shares. The performance
                                                                of Investor A and Investor C Shares may
                                                                vary based on the differences in sales
                                                                loads and fees paid by the shareholders
                                                                investing in each class.
                                                                The annual reports for the fiscal year
                                                                ended March 31, 1997 and prior years
                                                                compared the Fund's performance to the
                                                                Lehman 20-Year Municipal Bond Index.
                                                                Fund management believes that the
                                                                Lehman Municipal Bond Index is a more
                                                                appropriate benchmark because the
                                                                maturities of the municipal debt
                                                                securities comprising the index more
                                                                closely resemble the maturities of the
                                                                securities acquired by the Fund.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                SINCE INCEPTION             NAV   CDSC*
                                                                (10/21/93 through  3/31/98) 4.49% 4.10%

  TOTAL RETURN (AS OF 3/31/98)

                                                    PRIMARY A           INVESTOR A      INVESTOR B              INVESTOR C
Inception Date                                    1/11/94             11/1/93                 10/21/93          11/3/94
                                                                                        NAV        CDSC*
------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                                10.86%              10.64%            9.96%      4.96%        10.07%
------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
3 Years                                           7.95%               7.73%             7.12%      6.25%        7.27%
Since Inception                                   5.16%               5.18%             4.49%      4.10%        9.82%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.

*Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

Figures at net asset value (NAV) do not reflect any sales charges.

Nations South Carolina
Intermediate Municipal Bond
Fund Municipal Fixed Income
     Management Team Commentary*

                        EFFECTIVE MARCH 1998, THE MUNICIPAL FIXED INCOME MANAGEMENT TEAM OF TRADESTREET INVESTMENT ASSOCIATES, INC. ASSUMED THE DAILY PORTFOLIO MANAGEMENT RESPONSIBILITIES OF THE FUND. IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS SOUTH CAROLINA INTERMEDIATE MUNICIPAL INCOME FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND THEIR CURRENT OUTLOOK.

PORTFOLIO MANAGER                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the            INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income                The Fund balances its investments between high quality,
Management Team of TradeStreet        investment-grade issues through which it seeks to reduce
Investment Associates, Inc.,          credit and liquidity risk, and lower quality,
investment sub-adviser to the         investment-grade issues, for their additional yield
Fund. During the reporting            potential. By maintaining a well-diversified portfolio, we
period, Michele M. Poirier was        aim to limit the Fund's exposure to any single credit or
the Fund's portfolio manger.          market sector. In addition, we use a combination of
INVESTMENT OBJECTIVE                  investment strategies, including duration management
The Fund seeks high current           (managing the Fund's sensitivity to interest rates), market
income exempt from federal and        sector selection and individual credit reviews. We also seek
South Carolina state income           to limit the distribution of capital gains when appropriate.
taxes consistent with moderate        As an intermediate-term portfolio, the Fund maintains an
fluctuation of principal. The         average dollar-weighted maturity of between three and ten
Fund invests in investment-           years and a duration between five and six years.
grade, intermediate-term              HOW DID THE FUND PERFORM DURING THE PERIOD?
municipal securities.                 With a total return of 7.88%, the Fund (Primary A Shares)
PERFORMANCE REVIEW                    slightly outperformed its peer group, the Lipper Other
For the 12-month period ended         States Intermediate Municipal Debt Funds Universe,*** which
March 31, 1998, Nations South         returned 7.87% for the 12-month period ended March 31, 1998.
Carolina Intermediate Municipal       Given the uncertain direction of interest rates during the
Bond Fund Primary A Shares            period, we believed it prudent to maintain a relatively
provided a total return of            neutral stance with regard to the Fund's duration. Because
7.88%.**                              it had a shorter duration than its peer group, the Fund did not benefit as fully from the declining interest rate
                                      environment during the period.
                                      *The outlook for this Fund may differ from that presented
                                      for other Nations Funds mutual funds.
                                      **The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.
                                      ***Lipper Analytical Services, Inc., an independent mutual fund performance monitor. Funds included in the Lipper Other
                                      States Intermediate Municipal Debt Funds Universe invest in municipal debt issues with dollar-weighted maturities of
                                      five to ten years and are exempt from taxation on a
                                      specified city or state basis.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations South Carolina
Intermediate Municipal Bond
Fund Municipal Fixed Income
     Management Team Commentary continued...

THE EXPANSION OF MANUFACTURING        WHAT WERE ECONOMIC AND MARKET CONDITIONS LIKE IN SOUTH
IMPROVED SOUTH CAROLINA'S             CAROLINA?
RISING INCOME LEVELS AND              With the highest possible credit ratings from Moody's
PROVIDED A MUCH-NEEDED INFUSION       Investors Service, Inc., Standard & Poor's Corporation and
OF NEW JOBS.                          Fitch IBCA, Inc., South Carolina continued to enjoy a very low debt burden, rising income levels and an expanding
                                      economy. South Carolina's net tax-supported debt stood at
                                      roughly $1.1 billion, or 1.6% of personal income, below the national median of 2.1%. The expansion of manufacturing,
                                      especially of automobiles and related parts, improved South
                                      Carolina's low but rising income levels and provided a
                                      much-needed infusion of new jobs. South Carolina's economy also continued to grow more diverse.
                                      WHAT IS YOUR OUTLOOK FOR SOUTH CAROLINA AND THE MUNICIPAL
                                      BOND MARKET IN THE COMING YEAR?
                                      Looking ahead, municipal bond market participants will have to keep one eye focused on Washington, D.C., where proposed federal legislation addressing electric utility deregulation and the reimbursement of not-for-profit health care
                                      providers is being considered. We note that an uncertain
                                      political climate for many municipal bond market sectors
                                      such as these has become commonplace in recent
                                      years -- presenting both a challenge and an opportunity for astute investors seeking to capitalize on undervalued
                                      securities.
                                      With regard to South Carolina in particular, as production in the state's textile industry declines because of low-cost products from overseas, growth in tourism and
                                      service-related jobs has helped fill the void. However, more than most states, South Carolina is still tied to the
                                      cyclical nature of the broader U.S. economy.

Nations South Carolina
Intermediate Municipal Bond
Fund
   PORTFOLIO BREAKDOWN (AS A % OF TOTAL INVESTMENTS AS OF 3/31/98)

[PIE CHART]
 3.30%  Other
 4.05%  Pre-Refunded
 5.04%  Housing Revenue
 8.03%  Water
42.39%  Insured
 9.23%  Pollution Control
        Revenue/Industrial
        Development Revenue
 9.73%  Hospital
18.23%  General Obligation

PORTFOLIO HOLDINGS WERE CURRENT AS
OF MARCH 31, 1998, ARE SUBJECT TO
CHANGE AND MAY NOT BE REPRESENTATIVE
OF CURRENT HOLDINGS.

                                                                                 TOP TEN HOLDINGS
                                                                                 (AS A % OF NET ASSETS AS OF 3/31/98)
                                                                                 -----------------------------------------
                                                                                   1  Piedmont Municipal Power        3.4%
                                                                                      Agency, South Carolina,
                                                                                      Revenue Bonds, (MBIA
                                                                                      Insured), Series B, 5.250%
                                                                                      01/01/09
                                                                                 -----------------------------------------
                                                                                   2  South Carolina State, Jobs      2.4%
                                                                                      Economic Development
                                                                                      Authority Hospital Facilities
                                                                                      Revenue, 5.450% 08/01/15
                                                                                 -----------------------------------------
                                                                                   3  Columbia, South Carolina,       2.3%
                                                                                      Waterworks and Sewer System,
                                                                                      Revenue Refunding, 5.500%
                                                                                      02/01/09
                                                                                 -----------------------------------------
                                                                                   4  South Carolina State, Capital   2.1%
                                                                                      Improvement, GO, Series A,
                                                                                      3.500% 07/01/06
                                                                                 -----------------------------------------
                                                                                   5  South Carolina State, Housing   1.9%
                                                                                      Finance and Development
                                                                                      Authority, (United Dominion
                                                                                      Project), 6.500% 05/01/24
                                                                                 -----------------------------------------
                                                                                   6  South Carolina State, Housing   1.8%
                                                                                      Finance and Development
                                                                                      Authority, Series A, (FNMA
                                                                                      Insured), 6.800% 11/15/11
                                                                                 -----------------------------------------
                                                                                   7  Lexington County, South         1.8%
                                                                                      Carolina, Health Service
                                                                                      District, (FSA Insured),
                                                                                      5.125% 11/01/21
                                                                                 -----------------------------------------
                                                                                   8  Medical University of South     1.7%
                                                                                      Carolina, Hospital
                                                                                      Facilities, Refunding, 7.000%
                                                                                      07/01/02
                                                                                 -----------------------------------------
                                                                                   9  Richland County, South          1.7%
                                                                                      Carolina, School District,
                                                                                      No. 1, GO, (State Aid
                                                                                      Withholding), 4.625% 03/01/22
                                                                                 -----------------------------------------
                                                                                  10  Richland County, South          1.5%
                                                                                      Carolina, PCR, (Union Camp
                                                                                      Corporation Project), Series
                                                                                      C,
                                                                                      5.875% 11/01/02
                                                                                 -----------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

Nations South Carolina
Intermediate Municipal Bond
Fund  Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98) [LINE GRAPH]
Assumes the reinvestment of all distributions.

                                                                                                                 Lehman 7-
               Measurement Period                                                                          Year Municipal Bond
             (Fiscal Year Covered)                 South Carolina Intermediate Municipal Bond $14,634         Index $15,256
Jan. 6 1992                                                               10000                                   10000
                                                                          10060                                    9993
                                                                          10361                                   10347
                                                                          10591                                   10632
1992                                                                      10746                                   10806
                                                                          11104                                   11151
                                                                          11383                                   11460
                                                                          11709                                   11792
1993                                                                      11833                                   11933
                                                                          11423                                   11484
                                                                          11495                                   11606
                                                                          11580                                   11718
1994                                                                      11486                                   11604
                                                                          12087                                   12213
                                                                          12390                                   12559
                                                                          12672                                   12918
1995                                                                      13056                                   13243
                                                                          12955                                   13197
                                                                          13014                                   13255
                                                                          13286                                   13492
1996                                                                      13573                                   13824
                                                                          13565                                   13791
                                                                          13910                                   14267
                                                                          14196                                   14697
1997                                                                      14501                                   15096
Mar. 31 1998                                                              14634                                   15256

Investor B Shares (as of 3/31/98)* [LINE GRAPH]
Assumes the reinvestment of all distributions.

                                                                                                                 Lehman 7-
               Measurement Period                                                                          Year Municipal Bond
             (Fiscal Year Covered)                 South Carolina Intermediate Municipal Bond $12,460         Index $13,379
June 8 1993                                                               10000                                   10000
                                                                          10103                                   10183
                                                                          10380                                   10478
1993                                                                      10476                                   10604
                                                                          10101                                   10205
                                                                          10151                                   10313
                                                                          10214                                   10413
1994                                                                      10118                                   10312
                                                                          10634                                   10852
                                                                          10887                                   11160
                                                                          11122                                   11479
1995                                                                      11444                                   11768
                                                                          11342                                   11727
                                                                          11379                                   11778
                                                                          11602                                   11989
1996                                                                      11838                                   12284
                                                                          11817                                   12270
                                                                          12102                                   12609
                                                                          12330                                   12946
1997                                                                      12569                                   13228
Mar. 31 1998                                                              12460                                   13379



                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                SINCE INCEPTION
                                                                (1/6/92 through 03/31/98)     6.30%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations South Carolina
                                                                Intermediate Municipal Bond Fund from
                                                                the date each class of shares was first
                                                                offered. The Lehman 7-Year Municipal
                                                                Bond Index is a broad-based, unmanaged,
                                                                total return index composed of
                                                                investment-grade bonds with maturities
                                                                of 7 to 8 years. It is unavailable for
                                                                investment. The performance shown
                                                                reflects the performance of Primary A
                                                                and Investor B Shares. The performance
                                                                of Investor A and Investor C Shares may
                                                                vary based on the differences in sales
                                                                loads and fees paid by the shareholders
                                                                investing in each class.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                SINCE
                                                                INCEPTION                  NAV    CDSC*
                                                                (6/8/93 through  3/31/98)  5.02%  4.68%

  TOTAL RETURN (AS OF 3/31/98)

                                           PRIMARY A       INVESTOR A         INVESTOR B         INVESTOR C
Inception Date                           1/6/92          5/5/92                 6/8/93         6/17/92
                                                                         NAV        CDSC*
-------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                       7.88%           7.67%           7.13%      3.13%      7.13%
-------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
3 Years                                  6.58%           6.37%           5.98%      5.09%      5.99%
5 Years                                  5.68%           5.48%           NA         NA         5.06%
Since Inception                          6.30%           6.22%           5.02%      4.68%      5.63%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.

*Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

Figures at net asset value (NAV) do not reflect any sales charges.

Nations South Carolina
Municipal Bond
Fund Municipal Fixed Income
     Management Team Commentary*

                        EFFECTIVE MARCH 1998, THE MUNICIPAL FIXED INCOME MANAGEMENT TEAM OF TRADESTREET INVESTMENT ASSOCIATES, INC. ASSUMED THE DAILY PORTFOLIO MANAGEMENT RESPONSIBILITIES OF THE FUND. IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS SOUTH CAROLINA MUNICIPAL INCOME FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND THEIR CURRENT OUTLOOK.

PORTFOLIO MANAGER                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the            INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income                The Fund balances its investments between high quality,
Management Team of TradeStreet        investment-grade issues through which it seeks to reduce
Investment Associates, Inc.,          credit and liquidity risk, and lower quality,
investment sub-adviser to the         investment-grade issues, for their additional yield
Fund. During the reporting            potential. By maintaining a well-diversified portfolio, we
period, Michele M. Poirier was        aim to limit the Fund's exposure to any single credit or
the Fund's portfolio manager.         market sector. In addition, we use a combination of
INVESTMENT OBJECTIVE                  investment strategies, including duration management
The Fund seeks high current           (managing the Fund's sensitivity to interest rates), market
income exempt from federal and        sector selection and individual credit reviews. We also seek
South Carolina state income           to limit the distribution of capital gains when appropriate.
taxes with the potential for          As a long-term portfolio, the Fund maintains an average
principal fluctuation                 dollar-weighted maturity of greater than ten years and a
associated with investments in        duration between seven and one-half and nine and one-half
long-term municipal securities.       years.
The Fund invests in                   HOW DID THE FUND PERFORM DURING THE PERIOD?
investment-grade, long-term           With a total return of 10.04%, the Fund (Primary A Shares)
municipal securities.                 underperformed its peer group, the Lipper South Carolina
PERFORMANCE REVIEW                    Municipal Debt Funds Universe,*** which returned 10.30% for
For the 12-month period ended         the 12-month period ended March 31, 1998. Given the
March 31, 1998, Nations South         uncertain direction of interest rates during the period, we
Carolina Municipal Bond Fund          believed it prudent to maintain a relatively neutral stance
Primary A Shares provided a           with regard to the Fund's duration. Because it had a shorter
total return of 10.04%.**             duration than its peer group, the Fund did not benefit as
                                      fully from the declining interest rate environment during
                                      the period.
                                      *The outlook for this Fund may differ from that presented
                                      for other Nations Funds mutual funds.
                                      **The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.
                                      ***Lipper Analytical Services, Inc., an independent mutual fund performance monitor. Funds included in the Lipper South
                                      Carolina Municipal Debt Funds Universe limit their assets to those securities which are exempt from taxation in South
                                      Carolina.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations South Carolina
Municipal Bond
Fund Municipal Fixed Income
     Management Team Commentary continued...

                                      WHAT WERE ECONOMIC AND MARKET CONDITIONS LIKE IN SOUTH
                                      CAROLINA?
                                      With the highest possible credit ratings from Moody's
                                      Investors Service, Inc., Standard & Poor's Corporation and
                                      Fitch IBCA, Inc., South Carolina continued to enjoy a very low debt burden, rising income levels and an expanding
                                      economy. South Carolina's net tax-supported debt stood at
                                      roughly $1.1 billion, or 1.6% of personal income, below the national median of 2.1%. The expansion of manufacturing,
                                      especially of automobiles and related parts, improved South
                                      Carolina's low but rising income levels and provided a
                                      much-needed infusion of new jobs. South Carolina's economy also continued to grow more diverse.
THE EXPANSION OF MANUFACTURING        WHAT IS YOUR OUTLOOK FOR SOUTH CAROLINA AND THE MUNICIPAL
IMPROVED SOUTH CAROLINA'S             BOND MARKET IN THE COMING YEAR?
RISING INCOME LEVELS AND              Looking ahead, municipal bond market participants will have
PROVIDED A MUCH-NEEDED INFUSION       to keep one eye focused on Washington, D.C., where proposed
OF NEW JOBS.                          federal legislation addressing electric utility deregulation and the reimbursement of not-for-profit health care
                                      providers is being considered. We note that an uncertain
                                      political climate for many municipal bond market sectors
                                      such as these has become commonplace in recent
                                      years -- presenting both a challenge and an opportunity for astute investors seeking to capitalize on undervalued
                                      securities.
                                      With regard to South Carolina in particular, as production in the state's textile industry declines because of low-cost products from overseas, growth in tourism and
                                      service-related jobs has helped fill the void. However, more than most states, South Carolina is still tied to the
                                      cyclical nature of the broader U.S. economy.

Nations South Carolina
Municipal Bond
Fund
   PORTFOLIO BREAKDOWN (AS A % OF TOTAL INVESTMENTS AS OF 3/31/98)

[PIE CHART]
 2.58%  Pre-Refunded
 3.91%  Other
 3.92%  Hospital
 4.97%  Housing Revenue
 5.10%  Water
 9.34%  General Obligation
36.53%  Insured
33.65%  Pollution Control
        Revenue/Industrial
        Development Revenue

PORTFOLIO HOLDINGS WERE CURRENT AS
OF MARCH 31, 1998, ARE SUBJECT TO
CHANGE AND MAY NOT BE REPRESENTATIVE
OF CURRENT HOLDINGS.

                                                                                 TOP TEN HOLDINGS
                                                                                 (AS A % OF NET ASSETS AS OF 3/31/98)
                                                                                 -------------------------------------------------
                                                                                   1  Chester County, South Carolina,         5.1%
                                                                                      Industrial Development Authority,
                                                                                      Revenue Refunding, (Springs Industries
                                                                                      Inc. Project), 7.350% 02/01/14
                                                                                 -------------------------------------------------
                                                                                   2  Columbia, South Carolina, Waterworks &  5.0%
                                                                                      Sewer System Revenue, 5.500% 02/01/09
                                                                                 -------------------------------------------------
                                                                                   3  Puerto Rico, Housing, Bank and Finance  4.9%
                                                                                      Agency, Single-family Mortgage
                                                                                      Revenue, (Affordable Housing
                                                                                      Mortgage-Portfolio I), AMT,
                                                                                      (GNMA/FNMA/FHLMC Collateral), 6.250%
                                                                                      04/01/29
                                                                                 -------------------------------------------------
                                                                                   4  Piedmont Municipal Power Agency, South  4.9%
                                                                                      Carolina, Electric Revenue Bonds,
                                                                                      Series B, (MBIA Insured), 5.250%
                                                                                      01/01/09
                                                                                 -------------------------------------------------
                                                                                   5  South Carolina, State Educational       4.8%
                                                                                      Facilities Authority, (Furman
                                                                                      University Project), Series A, (MBIA
                                                                                      Insured), 5.500% 10/01/26
                                                                                 -------------------------------------------------
                                                                                   6  York County, South Carolina, PCR        4.5%
                                                                                      Refunding (Bowater Inc. Project),
                                                                                      Series B, 6.850% 04/01/01
                                                                                 -------------------------------------------------
                                                                                   7  Richland County, South Carolina,        4.3%
                                                                                      School District No. 1, GO, (SCSDE),
                                                                                      4.625% 03/01/22
                                                                                 -------------------------------------------------
                                                                                   8  Berkeley County, South Carolina, PCR,   3.8%
                                                                                      (South Carolina Electric and Gas
                                                                                      Company), 6.500% 10/01/14
                                                                                 -------------------------------------------------
                                                                                   9  Darlington County, South Carolina,      3.6%
                                                                                      Industrial Development Revenue, (Nucor
                                                                                      Corporation Project), Series A, 5.750%
                                                                                      08/01/23
                                                                                 -------------------------------------------------
                                                                                  10  Georgetown County, South Carolina,      3.5%
                                                                                      PCR, (International Paper Company
                                                                                      Project), 5.600% 12/01/21
                                                                                 -------------------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                                 EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                                 WHICH THE FUND MAY INVEST.

Nations South Carolina
Municipal Bond
Fund  Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98) [LINE GRAPH]
Assumes the reinvestment of all distributions.

                                                                                Lehman 20
          Measurement Period                          South                Year Municipal Bond    Lehman Municipal Bond
        (Fiscal Year Covered)           Carolina Municipal Bond $12,775      Index $13,129           Index $12,847
Dec. 27 1993                                         10000                        10000                  10000
                                                      9451                         9307                   9451
                                                      9499                         9400                   9555
                                                      9507                         9449                   9621
1994                                                  9408                         9266                   9483
                                                     10153                        10092                  10153
                                                     10411                        10309                  10398
                                                     10706                        10588                  10697
1995                                                 11255                        11207                  11138
                                                     11023                        10957                  11004
                                                     11117                        11081                  11088
                                                     11386                        11397                  11343
1996                                                 11646                        11705                  11632
                                                     11610                        11633                  11604
                                                     11993                        12125                  12004
                                                     12309                        12549                  12365
1997                                                 12654                        12975                  12701
Mar. 31 1998                                         12775                        13129                  12847


Investor B Shares (as of 3/31/98)* [LINE GRAPH]
Assumes the reinvestment of all distributions.

                                                                                Lehman 20
          Measurement Period                          South                Year Municipal Bond    Lehman Municipal Bond
        (Fiscal Year Covered)           Carolina Municipal Bond $12,285      Index $13,446           Index $13,003
Oct. 21 1993                                         10000                        10000                  10000
1993                                                 10110                        10241                  10121
                                                      9522                         9532                   9565
                                                      9552                         9626                   9671
                                                      9542                         9677                   9737
1994                                                  9426                         9490                   9598
                                                     10153                        10335                  10276
                                                     10392                        10557                  10524
                                                     10666                        10843                  10826
1995                                                 11193                        11477                  11273
                                                     10942                        11221                  11137
                                                     11014                        11348                  11223
                                                     11260                        11672                  11480
1996                                                 11495                        11987                  11772
                                                     11439                        11914                  11744
                                                     11794                        12417                  12149
                                                     12080                        12851                  12515
1997                                                 12392                        13288                  12855
Mar. 31 1998                                         12285                        13446                  13003

                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                SINCE INCEPTION
                                                                (12/27/93 through 3/31/98)    5.92%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations South Carolina
                                                                Municipal Bond Fund from the date each
                                                                class of shares was first offered. The
                                                                Lehman 20-Year Municipal Bond Index is
                                                                a broad-based, unmanaged, total return
                                                                index composed of investment-grade
                                                                bonds with maturities of 18 to 22
                                                                years. It is unavailable for
                                                                investment. The Lehman Municipal Bond
                                                                Index is a broad-based, unmanaged,
                                                                total return index composed of 8,000
                                                                investment-grade, long-term maturity
                                                                bonds. It is unavailable for
                                                                investment. The performance shown
                                                                reflects the performance of Primary A
                                                                and Investor B Shares. The performance
                                                                of Investor A and Investor C Shares may
                                                                vary based on the differences in sales
                                                                loads and fees paid by the shareholders
                                                                investing in each class.
                                                                The annual reports for the fiscal year
                                                                ended March 31, 1997 and prior years
                                                                compared the Fund's performance to the
                                                                Lehman 20-Year Municipal Bond Index.
                                                                Fund management believes that the
                                                                Lehman Municipal Bond Index is a more
                                                                appropriate benchmark because the
                                                                maturities of the municipal debt
                                                                securities comprising the index more
                                                                closely resemble the maturities of the
                                                                securities acquired by the Fund.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                SINCE INCEPTION    NAV  CDSC*
                                                                (10/21/93 through
                                                                3/31/98)           5.12% 4.74%

  TOTAL RETURN (AS OF 3/31/98)

                                                      PRIMARY A         INVESTOR A      INVESTOR B                INVESTOR C
Inception Date                                      12/27/93          11/8/93           10/21/93                11/3/94
                                                                                        NAV        CDSC*
------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                                  10.04%            9.82%             9.15%      4.15%        9.29%
------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
3 Years                                             7.96%             7.74%             7.14%      6.26%        7.27%
Since Inception                                     5.92%             6.06%             5.12%      4.74%        9.64%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.

*Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

Figures at net asset value (NAV) do not reflect any sales charges.

Nations Tennessee
Intermediate Municipal Bond
Fund Municipal Fixed Income
     Management Team Commentary*

                        EFFECTIVE MARCH 1998, THE MUNICIPAL FIXED INCOME MANAGEMENT TEAM OF TRADESTREET INVESTMENT ASSOCIATES, INC. ASSUMED THE DAILY PORTFOLIO MANAGEMENT RESPONSIBILITIES OF THE FUND. IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS TENNESSEE INTERMEDIATE MUNICIPAL INCOME FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND THEIR CURRENT OUTLOOK.

PORTFOLIO MANAGER                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the            INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income                The Fund balances its investments between high quality,
Management Team of TradeStreet        investment-grade issues through which it seeks to reduce
Investment Associates, Inc.,          credit and liquidity risk, and lower quality,
investment sub-adviser to the         investment-grade issues, for their additional yield
Fund. During the reporting            potential. By maintaining a well-diversified portfolio, we
period, Mathew M. Kiselak was         aim to limit the Fund's exposure to any single credit or
the Fund's portfolio manager.         market sector. In addition, we use a combination of
INVESTMENT OBJECTIVE                  investment strategies, including duration management
The Fund seeks high current           (managing the Fund's sensitivity to interest rates), market
income exempt from federal            sector selection and individual credit reviews. We also seek
income tax and the Tennessee          to limit the distribution of capital gains when appropriate.
Hall Income Tax on unearned           As an intermediate-term portfolio, the Fund maintains an
income consistent with moderate       average dollar-weighted maturity of between three and ten
fluctuation of principal. The         years and a duration between five and six years.
Fund invests in investment-           HOW DID THE FUND PERFORM DURING THE PERIOD?
grade, intermediate-term              With a total return of 7.99%, the Fund (Primary A Shares)
municipal securities.                 outperformed its peer group, the Lipper Other States
PERFORMANCE REVIEW                    Intermediate Municipal Debt Funds Universe,*** which
For the 12-month period ended         returned 7.87% for the 12-month period ended March 31, 1998.
March 31, 1998, Nations               Given the uncertain direction of interest rates during the
Tennessee Intermediate                period, we believed it prudent to maintain a relatively
Municipal Bond Fund Primary A         neutral stance with regard to the Fund's duration. Because
Shares provided a total return        it had a shorter duration than its peer group, the Fund did
of 7.99%.**                           not benefit as fully from the declining interest rate
                                      environment during the period.
                                      *The outlook for this Fund may differ from that presented
                                      for other Nations Funds mutual funds.
                                      **The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.
                                      ***Lipper Analytical Services, Inc., an independent mutual fund performance monitor. Funds included in the Lipper Other
                                      States Intermediate Municipal Debt Funds Universe invest in municipal debt issues with dollar-weighted maturities of
                                      five to ten years and are exempt from taxation on a
                                      specified city or state basis.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations Tennessee
Intermediate Municipal Bond
Fund Municipal Fixed Income
     Management Team Commentary continued...

THE FUND (PRIMARY A SHARES)           WHAT WERE ECONOMIC AND MARKET CONDITIONS LIKE IN TENNESSEE?
OUTPERFORMED ITS PEER GROUP FOR       Tennessee's very low debt burden, pay-as-you-go financing
THE 12-MONTH PERIOD ENDED MARCH       and conservative financial policies all combined to give the
31, 1998.                             state a "Aaa" rating from Moody's Investors Service, Inc., a
                                      "AA+" from Standard & Poor's Corporation and a "AAA" from
                                      Fitch IBCA, Inc. Tennessee continues its transition from
                                      being reliant on the textile industry -- which saw
                                      employment decline roughly 7.5% in 1997 -- to being reliant on automotive manufacturing, which posted employment gains of 2.2% over the same period. Exports, which account for
                                      over 7% of gross state product, continued to grow as more
                                      diverse products were added to the mix.
                                      WHAT IS YOUR OUTLOOK FOR TENNESSEE AND THE MUNICIPAL BOND
                                      MARKET IN THE COMING YEAR?
                                      Looking ahead, municipal bond market participants will have to keep one eye focused on Washington, D.C., where proposed federal legislation addressing electric utility deregulation and the reimbursement of not-for-profit health care
                                      providers is being considered. We note that an uncertain
                                      political climate for many municipal bond market sectors
                                      such as these has become commonplace in recent
                                      years -- presenting both a challenge and an opportunity for astute investors seeking to capitalize on undervalued
                                      securities.
                                      In Tennessee, as in other southeastern states, overall
                                      growth has been restrained by a shortage of qualified
                                      workers and the contraction of the textile industry. As a
                                      result, the pace of economic growth in Tennessee is less
                                      than half the national average. Nevertheless, Tennessee
                                      remains attractive as a pro-business state with a low cost of living and affordable housing.

Nations Tennessee
Intermediate Municipal Bond
Fund
   PORTFOLIO BREAKDOWN (AS A % OF TOTAL INVESTMENTS AS OF 3/31/98)

[PIE CHART]
 3.28%  Water
27.90%  General Obligation
 7.56%  Hospital
 8.05%  Power/Utilities Revenue
 9.46%  Other
10.81%  Housing Revenue
21.22%  Insured
11.72%  Pollution Control
        Revenue/Industrial
        Development Revenue

PORTFOLIO HOLDINGS WERE CURRENT AS
OF MARCH 31, 1998, ARE SUBJECT TO
CHANGE AND MAY NOT BE REPRESENTATIVE
OF CURRENT HOLDINGS.

                                                                                                           TOP TEN HOLDINGS
                                                                                       (AS A % OF NET ASSETS AS OF 3/31/98)
                                                                                 ------------------------------------------
                                                                                   1  Dickson County, Tennessee,       4.4%
                                                                                      (FGIC Insured),
                                                                                      5.000% 04/01/18
                                                                                 ------------------------------------------
                                                                                   2  McMinn County, Tennessee,        3.9%
                                                                                      Industrial Development Board,
                                                                                      PCR, Refunding, (Bowater Inc.,
                                                                                      Project), 6.850% 04/01/01
                                                                                 ------------------------------------------
                                                                                   3  Chattanooga-Hamilton County,     3.6%
                                                                                      Tennessee, Hospital Authority
                                                                                      Revenue, GO, (Erlanger Medical
                                                                                      Center), (FSA Insured), 5.375%
                                                                                      10/01/04
                                                                                 ------------------------------------------
                                                                                   4  Hamilton County, Tennessee, GO,  3.6%
                                                                                      5.000% 07/01/01
                                                                                 ------------------------------------------
                                                                                   5  Knox County, Tennessee, Health,  3.3%
                                                                                      Educational and Housing
                                                                                      Facilities Board, Hospital
                                                                                      Facilities Revenue, Refunding
                                                                                      and Improvement, (Baptist
                                                                                      Health System of East
                                                                                      Tennessee, Inc. Project),
                                                                                      (CONNIE LEE Insured), 5.500%
                                                                                      04/15/11
                                                                                 ------------------------------------------
                                                                                   6  Maury County, Tennessee,         3.3%
                                                                                      Industrial Development Board,
                                                                                      PCR, Multi-Modal Refunding,
                                                                                      (Saturn Corporation Project),
                                                                                      General Motors Guaranty
                                                                                      Agreement, 6.500% 09/01/24
                                                                                 ------------------------------------------
                                                                                   7  Memphis, Tennessee, Water        3.2%
                                                                                      Revenue, 5.900% 01/01/04
                                                                                 ------------------------------------------
                                                                                   8  Rutherford County, Tennessee,    3.0%
                                                                                      Public Improvements, 6.000%
                                                                                      04/01/06
                                                                                 ------------------------------------------
                                                                                   9  West Plains, Missouri,           2.6%
                                                                                      Industrial Development
                                                                                      Authority, 5.250% 11/15/07
                                                                                 ------------------------------------------
                                                                                  10  Williamson County, Tennessee,    2.4%
                                                                                      5.000% 05/01/07
                                                                                 ------------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

Nations Tennessee
Intermediate Municipal Bond
Fund  Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98) [Line Graph]
Assumes the reinvestment of all distributions.

                                                                                                            Lehman 7-
               Measurement Period                                                                     Year Municipal Bond
             (Fiscal Year Covered)                 Tennessee Intermediate Municipal Bond $12,981         Index $13,681
April 13 1993                                                          10000                                 10000
                                                                       10168                                 10277
                                                                       10485                                 10575
1993                                                                   10613                                 10701
                                                                       10168                                 10299
                                                                       10242                                 10408
                                                                       10290                                 10509
1994                                                                   10139                                 10407
                                                                       10729                                 10952
                                                                       10985                                 11263
                                                                       11233                                 11584
1995                                                                   11574                                 11876
                                                                       11499                                 11835
                                                                       11560                                 11887
                                                                       11763                                 12099
1996                                                                   12028                                 12397
                                                                       12021                                 12368
                                                                       12328                                 12794
                                                                       12603                                 13180
1997                                                                   12861                                 13538
Mar. 31 1998                                                           12981                                 13681

Investor B Shares (as of 3/31/98)* [Line Graph]
Assumes the reinvestment of all distributions.

                                                                                                            Lehman 7-
               Measurement Period                                                                     Year Municipal Bond
             (Fiscal Year Covered)                 Tennessee Intermediate Municipal Bond $12,385         Index $13,503
June 10 1993                                                           10000                                 10000
                                                                       10114                                 10277
                                                                       10416                                 10575
1993                                                                   10530                                 10701
                                                                       10076                                 10299
                                                                       10136                                 10408
                                                                       10171                                 10509
1994                                                                   10009                                 10407
                                                                       10578                                 10952
                                                                       10817                                 11263
                                                                       11048                                 11584
1995                                                                   11369                                 11876
                                                                       11282                                 11835
                                                                       11328                                 11887
                                                                       11512                                 12099
1996                                                                   11757                                 12397
                                                                       11735                                 12383
                                                                       12020                                 12725
                                                                       12266                                 13065
1997                                                                   12492                                 13350
Mar. 31 1998                                                           12385                                 13503



                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                SINCE INCEPTION
                                                                (4/13/93 through 3/31/98)      5.40%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations Tennessee
                                                                Intermediate Municipal Bond Fund from
                                                                the date each class of shares was first
                                                                offered. The Lehman 7-Year Municipal
                                                                Bond Index is a broad-based, unmanaged,
                                                                total return index composed of
                                                                investment-grade bonds with maturities
                                                                of 7 to 8 years. It is unavailable for
                                                                investment. The performance shown
                                                                reflects the performance of Primary A
                                                                and Investor B Shares. The performance
                                                                of Investor A and Investor C Shares may
                                                                vary based on the differences in sales
                                                                loads and fees paid by the shareholders
                                                                investing in each class.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                SINCE
                                                                INCEPTION                  NAV    CDSC*
                                                                (6/10/93 through  3/31/98) 4.90%  4.55%

  TOTAL RETURN (AS OF 3/31/98)

                                              PRIMARY A       INVESTOR A    INVESTOR B            INVESTOR C
Inception Date                              4/13/93         4/2/93                6/10/93         11/3/94
                                                                            NAV        CDSC*
----------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                          7.99%           7.77%           7.24%      3.24%      7.29%
----------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
3 Years                                     6.56%           6.35%           5.96%      5.06%      6.00%
Since Inception                             5.40%           5.30%           4.90%      4.55%      7.34%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.
The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return. *Figures at CDSC reflect the maximum applicable contingent deferred sales charge.
Figures at net asset value (NAV) do not reflect any sales charges.

Nations Tennessee
Municipal Bond
Fund  Municipal Fixed Income
      Management Team Commentary*

                        EFFECTIVE MARCH 1998, THE MUNICIPAL FIXED INCOME MANAGEMENT TEAM OF TRADESTREET INVESTMENT ASSOCIATES, INC. ASSUMED THE DAILY PORTFOLIO MANAGEMENT RESPONSIBILITIES OF THE FUND. IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS TENNESSEE MUNICIPAL INCOME FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND THEIR CURRENT OUTLOOK.

PORTFOLIO MANAGER                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the            INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income                The Fund balances its investments between high quality,
Management Team of TradeStreet        investment-grade issues through which it seeks to reduce
Investment Associates, Inc.,          credit and liquidity risk, and lower quality,
investment sub-adviser to the         investment-grade issues, for their additional yield
Fund. During the reporting            potential. By maintaining a well-diversified portfolio, we
period, Mathew M. Kiselak was         aim to limit the Fund's exposure to any single credit or
the Fund's portfolio manager.         market sector. In addition, we use a combination of
INVESTMENT OBJECTIVE                  investment strategies, including duration management
The Fund seeks high current           (managing the Fund's sensitivity to interest rates), market
income exempt from federal            sector selection and individual credit reviews. We also seek
income tax and the Tennessee          to limit the distribution of capital gains when appropriate.
Hall Income Tax on unearned           As a long-term portfolio, the Fund maintains an average
income with the potential for         dollar-weighted maturity of greater than ten years and a
principal fluctuation                 duration between seven and one-half and nine and one-half
associated with investments in        years.
long-term municipal securities.       HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund invests in                   With a total return of 10.45%, the Fund (Primary A Shares)
investment-grade, long-term           outperformed its peer group, the Lipper Tennessee Municipal
municipal securities.                 Debt Funds Universe,*** which returned 9.82% for the
PERFORMANCE REVIEW                    12-month period ended March 31, 1998. Given the uncertain
For the 12-month period ended         direction of interest rates during the period, we believed
March 31, 1998, Nations               it prudent to maintain a relatively neutral stance with
Tennessee Municipal Bond Fund         regard to the Fund's duration. With a longer duration than
Primary A Shares provided a           many of its peers, the Fund benefited more fully from the
total return of 10.45%.**             declining interest rate environment during the period.
                                      WHAT WERE ECONOMIC AND MARKET CONDITIONS LIKE IN TENNESSEE?
                                      Tennessee's very low debt burden, pay-as-you-go financing
                                      and conservative financial policies all combined to give the state a "Aaa" rating from
                                      *The outlook for this Fund may differ from that presented
                                      for other Nations Funds mutual funds.
                                      **The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.
                                      ***Lipper Analytical Services, Inc., an independent mutual fund performance monitor. Funds included in the Lipper
                                      Tennessee Municipal Debt Funds Universe limit their assets to those securities which are exempt from taxation in
                                      Tennessee.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations Tennessee
Municipal Bond
Fund Municipal Fixed Income
     Management Team Commentary continued...


THE FUND OUTPERFORMED ITS             Moody's Investors Service, Inc., a "AA+" from Standard &
PEER GROUP FOR                        Poor's Corporation and a "AAA" from Fitch IBCA, Inc.
THE 12-MONTH                          Tennessee continues its transition from being reliant on the
PERIOD ENDED                          textile industry -- which saw employment decline roughly
MARCH 31, 1998.                       7.5% in 1997 -- to automotive manufacturing, which posted
                                      employment gains of 2.2% over the same period. Exports,
                                      which account for over 7% of gross state product, continued
                                      to grow as more diverse products were added to the mix.
                                      WHAT IS YOUR OUTLOOK FOR TENNESSEE AND THE MUNICIPAL BOND
                                      MARKET IN THE COMING YEAR?
                                      Looking ahead, municipal bond market participants will have to keep one eye focused on Washington, D.C., where proposed federal legislation addressing electric utility deregulation and the reimbursement of not-for-profit health care
                                      providers is being considered. We note that an uncertain
                                      political climate for many municipal bond market sectors
                                      such as these has become commonplace in recent
                                      years -- presenting both a challenge and an opportunity for astute investors seeking to capitalize on undervalued
                                      securities.
                                      In Tennessee, as in other southeastern states, overall
                                      growth has been restrained by a shortage of qualified
                                      workers and the contraction of the textile industry. As a
                                      result, the pace of economic growth in Tennessee is less
                                      than half the national average. Nevertheless, Tennessee
                                      remains attractive as a pro-business state with a low cost of living and affordable housing.

Nations Tennessee
Municipal Bond
Fund
   PORTFOLIO BREAKDOWN (AS A % OF TOTAL INVESTMENTS AS OF 3/31/98)

[PIE CHART]
 3.49%  Cash and Cash Equivalents
 5.15%  Other
 6.20%  Power/Utilities Revenue
 6.32%  Housing
27.70%  Insured
 7.59%  Hospital
15.90%  Pollution Control
        Revenue/Industrial
        Development Revenue
27.65%  General Obligation

PORTFOLIO HOLDINGS WERE CURRENT AS
OF MARCH 31, 1998, ARE SUBJECT TO
CHANGE AND MAY NOT BE REPRESENTATIVE
OF CURRENT HOLDINGS.

                                                                                 TOP TEN HOLDINGS
                                                                                 (AS A % OF NET ASSETS AS OF 3/31/98)
                                                                                 --------------------------------------------
                                                                                   1  Tennessee State, GO, Series A,     5.9%
                                                                                      7.000% 03/01/05
                                                                                 --------------------------------------------
                                                                                   2  Metropolitan Government,           5.1%
                                                                                      Nashville and Davidson County,
                                                                                      Tennessee, Health and Educational
                                                                                      Facilities Board Revenue,
                                                                                      Refunding and Improvement,
                                                                                      (Meharry Medical College
                                                                                      Project), (AMBAC Insured), 6.000%
                                                                                      12/01/16
                                                                                 --------------------------------------------
                                                                                   3  Humphreys County, Tennessee,       5.1%
                                                                                      Industrial Development Board,
                                                                                      Solid Waste Disposal Revenue, (du
                                                                                      Pont (E.I.) de Nemours & Company
                                                                                      Project), AMT, 6.700% 05/01/24
                                                                                 --------------------------------------------
                                                                                   4  Puerto Rico, Industrial, Tourist,  5.0%
                                                                                      Educational, Medical and
                                                                                      Environmental Control Facilities
                                                                                      Financing Authority, (Ryder
                                                                                      Memorial Hospital Project),
                                                                                      Series A, 6.600% 05/01/14
                                                                                 --------------------------------------------
                                                                                   5  Memphis, Tennessee, GO,            4.5%
                                                                                      5.000% 07/01/17
                                                                                 --------------------------------------------
                                                                                   6  Williamson County Tennessee,       3.8%
                                                                                      Refunding, GO, 5.000% 05/01/07
                                                                                 --------------------------------------------
                                                                                   7  Knox County, Tennessee, Health,    3.8%
                                                                                      Educational and Housing
                                                                                      Facilities Board, Hospital
                                                                                      Facilities Revenue, Refunding and
                                                                                      Improvement, (Baptist Health
                                                                                      System of East Tennessee, Inc.
                                                                                      Project), (CONNIE LEE Insured),
                                                                                      5.500% 04/15/11
                                                                                 --------------------------------------------
                                                                                   8  Dickson County Tennessee, GO,      3.6%
                                                                                      (FGIC Insured), 5.000%, 04/01/18
                                                                                 --------------------------------------------
                                                                                   9  Tennessee Housing Development      3.4%
                                                                                      Agency AMT, GO, 4.950% 07/01/04
                                                                                 --------------------------------------------
                                                                                  10  Metropolitan Government,           3.4%
                                                                                      Nashville and Davidson County,
                                                                                      Tennessee, Electric Revenue,
                                                                                      Series A, 5.625% 05/15/14
                                                                                 --------------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

Nations Tennessee
Municipal Bond
Fund  Performance
   GROWTH OF $10,000 INVESTMENT


Primary A Shares (as of 3/31/98) [Line Graph]
Assumes the reinvestment of all distributions.

                                                                                 Lehman 20-
          Measurement Period                                                 Year Municipal Bond   Lehman Municipal Bond
        (Fiscal Year Covered)           Tennessee Municipal Bond $13,144       Index $13,363           Index $13,040
Mar. 2 1994                                           10000                         10000                  10000
                                                       9647                          9473                   9593
                                                       9718                          9567                   9698
                                                       9746                          9617                   9765
1994                                                   9633                          9431                   9625
                                                      10402                         10271                  10305
                                                      10635                         10492                  10554
                                                      10927                         10776                  10857
1995                                                  11506                         11406                  11305
                                                      11308                         11152                  11169
                                                      11376                         11278                  11255
                                                      11639                         11600                  11513
1996                                                  11940                         11914                  11806
                                                      11900                         11840                  11778
                                                      12305                         12341                  12184
                                                      12690                         12772                  12551
1997                                                  13045                         13206                  12891
Mar. 31 1998                                          13144                         13363                  13040

Investor B Shares (as of 3/31/98)* [Line Graph]
Assumes the reinvestment of all distributions.

                                                                                 Lehman 20-
          Measurement Period                                                 Year Municipal Bond   Lehman Municipal Bond
        (Fiscal Year Covered)           Tennessee Municipal Bond $12,212        Index $13,446          Index $13,003
Oct. 21 1993                                          10000                         10000                  10000
1993                                                  10049                         10241                  10121
                                                       9392                          9532                   9565
                                                       9443                          9626                   9671
                                                       9453                          9677                   9737
1994                                                   9326                          9490                   9598
                                                      10052                         10335                  10276
                                                      10258                         10557                  10524
                                                      10520                         10843                  10826
1995                                                  11057                         11477                  11273
                                                      10847                         11221                  11137
                                                      10892                         11348                  11223
                                                      11122                         11672                  11480
1996                                                  11388                         11987                  11772
                                                      11329                         11914                  11744
                                                      11693                         12417                  12149
                                                      12034                         12851                  12515
1997                                                  12345                         13288                  12855
Mar. 31 1998                                          12212                         13446                  13003

                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                SINCE INCEPTION
                                                                (3/2/94 through 3/31/98)       6.93%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations Tennessee Municipal
                                                                Bond Fund from the date each class of
                                                                shares was first offered. The Lehman
                                                                20-Year Municipal Bond Index is a
                                                                broad-based, unmanaged, total return
                                                                index composed of investment-grade
                                                                bonds with maturities of 18 to 22
                                                                years. It is unavailable for
                                                                investment. The Lehman Municipal Bond
                                                                Index is a broad-based, unmanaged,
                                                                total return index composed of 8,000
                                                                investment-grade, long-term maturity
                                                                bonds. It is unavailable for
                                                                investment. The performance shown
                                                                reflects the performance of Primary A
                                                                and Investor B Shares. The performance
                                                                of Investor A and Investor C Shares may
                                                                vary based on the differences in sales
                                                                loads and fees paid by the shareholders
                                                                investing in each class.
                                                                The annual reports for the fiscal year
                                                                ended March 31, 1997 and prior years
                                                                compared the Fund's performance to the
                                                                Lehman 20-Year Municipal Bond Index.
                                                                Fund management believes that the
                                                                Lehman Municipal Bond Index is a more
                                                                appropriate benchmark because the
                                                                maturities of the municipal debt
                                                                securities comprising the Index more
                                                                closely resemble the maturities of the
                                                                securities acquired by the Fund.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                SINCE INCEPTION     NAV  CDSC*
                                                                (10/21/93 through
                                                                3/31/98)            4.98% 4.60%

  TOTAL RETURN (AS OF 3/31/98)

                                                      PRIMARY A         INVESTOR A      INVESTOR B              INVESTOR C
Inception Date                                      3/2/94            11/2/93                 10/21/93          11/3/94
                                                                                        NAV        CDSC*
------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                                  10.45%            10.23%            9.56%      4.56%        9.65%
------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
3 Years                                             8.11%             7.89%             7.28%      6.41%        7.43%
Since Inception                                     6.93%             5.89%             4.98%      4.60%        9.85%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.
The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return. *Figures at CDSC reflect the maximum applicable contingent deferred sales charge.
Figures at net asset value (NAV) do not reflect any sales charges.

Nations Texas
Intermediate Municipal Bond
Fund Municipal Fixed Income
     Management Team Commentary*

                        EFFECTIVE MARCH 1998, THE MUNICIPAL FIXED INCOME MANAGEMENT TEAM OF TRADESTREET INVESTMENT ASSOCIATES, INC. ASSUMED THE DAILY PORTFOLIO MANAGEMENT RESPONSIBILITIES OF THE FUND. IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS TEXAS INTERMEDIATE MUNICIPAL INCOME FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND THEIR CURRENT OUTLOOK.


PORTFOLIO MANAGER                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the            INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income                The Fund balances its investments between high quality,
Management Team of TradeStreet        investment-grade issues through which it seeks to reduce
Investment Associates, Inc.,          credit and liquidity risk, and lower quality,
investment sub-adviser to the         investment-grade issues, for their additional yield
Fund. During the reporting            potential. By maintaining a well-diversified portfolio, we
period, Mathew M. Kiselak was         aim to limit the Fund's exposure to any single credit or
the Fund's portfolio manager.         market sector. In addition, we use a combination of
INVESTMENT OBJECTIVE                  investment strategies, including duration management
The Fund seeks high current           (managing the Fund's sensitivity to interest rates), market
income exempt from federal            sector selection and individual credit reviews. We also seek
income tax consistent with            to limit the distribution of capital gains when appropriate.
moderate fluctuation of               As an intermediate-term portfolio, the Fund maintains an
principal. The Fund invests in        average dollar-weighted maturity of between three and ten
investment-grade,                     years and a duration between five and six years.
intermediate-term municipal           HOW DID THE FUND PERFORM DURING THE PERIOD?
securities.                           With a total return of 8.09%, the Fund (Primary A Shares)
PERFORMANCE REVIEW                    outperformed its peer group, the Lipper Other States
For the 12-month period ended         Intermediate Municipal Debt Funds Universe,*** which
March 31, 1998, Nations Texas         returned 7.87% for the 12-month period ended March 31, 1998.
Intermediate Municipal Bond           Given the uncertain direction of interest rates during the
Fund Primary A Shares provided        period, we believed it prudent to maintain a relatively
a total return of 8.09%.**            neutral stance with regard to the Fund's duration. With a
                                      slightly longer duration than many of its peers, the Fund
                                      benefited more fully from the declining interest rate
                                      environment during the period.
                                      *The outlook for this Fund may differ from that presented
                                      for other Nations Funds mutual funds.
                                      **The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.
                                      ***Lipper Analytical Services, Inc., an independent mutual fund performance monitor. Funds included in the Lipper Other
                                      States Intermediate Municipal Debt Funds Universe invest in municipal debt issues with dollar weighted maturities of
                                      five to ten years and are exempt from taxation on a
                                      specified city or state basis.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations Texas
Intermediate Municipal Bond
Fund Municipal Fixed Income
     Management Team Commentary continued...

THE FUND                              WHAT WERE ECONOMIC AND MARKET CONDITIONS LIKE IN TEXAS?
OUTPERFORMED ITS PEER GROUP FOR       Despite budget deficits in the mid-1980s, Texas has
THE 12-MONTH                          historically taken a conservative approach to financial
PERIOD ENDED MARCH 31, 1998.          management. With low debt levels and a very strong economy that continues to expand, Texas was able to maintain its
                                      "Aa2" rating from Moody's Investors Service, Inc., "AA" from
                                      Standard & Poor's Corporation and "AA+" from Fitch IBCA,
                                      Inc. In 1997, unemployment in Texas fell below 5% for the
                                      first time in the 1990s, but wage inflation was kept in
                                      check as the state's income levels remained at only 91% of the national average. At $312 per capita, Texas' debt burden was below the national average, with the majority of its
                                      outstanding debt self-supporting.
                                      WHAT IS YOUR OUTLOOK FOR TEXAS AND THE MUNICIPAL BOND MARKET
                                      IN THE COMING YEAR?
                                      Looking ahead, municipal bond market participants will have to keep one eye focused on Washington, D.C., where proposed federal legislation addressing electric utility deregulation and the reimbursement of not-for-profit health care
                                      providers is being considered. We note that an uncertain
                                      political climate for many municipal bond market sectors
                                      such as these has become commonplace in recent
                                      years -- presenting both a challenge and an opportunity for astute investors seeking to capitalize on undervalued
                                      securities.
                                      In Texas, sales tax revenue accounted for 28% of total
                                      revenue in 1997. This proportion should continue to increase marginally as Texas maintains one of the strongest economies in the country. In addition, Texas should receive additional revenues of approximately $14.5 billion over the next 25
                                      years as a result of its victory in a lawsuit against the
                                      tobacco industry.

Nations Texas
Intermediate Municipal Bond
Fund
   PORTFOLIO BREAKDOWN (AS A % OF TOTAL INVESTMENTS AS OF 3/31/98)

[PIE CHART]
 0.71%  Pollution Control
        Revenue/Industrial
        Development Revenue
 0.71%  Housing Revenue
 2.63%  Other
 5.01%  Water
 5.05%  Education
 7.92%  Pre-Refunded
36.51%  Insured
41.56%  General Obligation

PORTFOLIO HOLDINGS WERE CURRENT AS
OF MARCH 31, 1998, ARE SUBJECT TO
CHANGE AND MAY NOT BE REPRESENTATIVE
OF CURRENT HOLDINGS.

                                                                                 TOP TEN HOLDINGS
                                                                                 (AS A % OF NET ASSETS AS OF 3/31/98)
                                                                                 ------------------------------------------
                                                                                   1  Texas Municipal Power Agency,    4.0%
                                                                                      Revenue Refunding: (MBIA
                                                                                      Insured), 5.250% 09/01/05
                                                                                 ------------------------------------------
                                                                                   2  Lower Colorado River Authority,  3.2%
                                                                                      Texas, Revenue Refunding,
                                                                                      Junior Lien Revenue, (AMBAC
                                                                                      Insured), 5.300% 01/01/06
                                                                                 ------------------------------------------
                                                                                   3  Texas State College, Texas,      3.1%
                                                                                      Student Loan Authority Revenue,
                                                                                      GO, AMT, 5.000% 10/01/00
                                                                                 ------------------------------------------
                                                                                   4  Texas State, Turnpike            2.6%
                                                                                      Authority, Dallas North Tollway
                                                                                      Revenue: President George Bush
                                                                                      Turnpike, (FGIC Insured),
                                                                                      5.250% 01/01/23
                                                                                 ------------------------------------------
                                                                                   5  Dallas, Texas, GO,               1.8%
                                                                                      5.500% 02/15/00
                                                                                 ------------------------------------------
                                                                                   6  University of Texas Permanent    1.8%
                                                                                      University Fund, (PUFG), 5.250%
                                                                                      07/01/12
                                                                                 ------------------------------------------
                                                                                   7  Harris County, Texas, Toll       1.8%
                                                                                      Road, Sr. Lien, (FGIC Insured),
                                                                                      5.000% 08/15/16
                                                                                 ------------------------------------------
                                                                                   8  Houston, Texas, Water and Sewer  1.7%
                                                                                      Systems Revenue, Unrefunded
                                                                                      Balance, Prior Lien, Series B,
                                                                                      5.900% 12/01/03
                                                                                 ------------------------------------------
                                                                                   9  Texas Municipal Power Agency,    1.7%
                                                                                      Revenue Refunding, (MBIA
                                                                                      Insured), 5.900% 09/01/04
                                                                                 ------------------------------------------
                                                                                  10  Austin, Texas, GO,               1.6%
                                                                                      5.500% 09/01/04
                                                                                 ------------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

Nations Texas
Intermediate Municipal Bond
Fund  Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98 [LINE GRAPH]
Assumes the reinvestment of all distributions.

                                                                                                        Lehman 7
               Measurement Period                                                                 Year Municipal Bond
             (Fiscal Year Covered)                 Texas Intermediate Municipal Bond $13,358         Index $13,934
Jan. 12 1993                                                         10000                               10000
                                                                     10286                               10319
                                                                     10528                               10605
                                                                     10820                               10913
1993                                                                 10925                               11043
                                                                     10490                               10628
                                                                     10605                               10740
                                                                     10681                               10845
1994                                                                 10561                               10739
                                                                     11082                               11302
                                                                     11311                               11623
                                                                     11576                               11954
1995                                                                 11926                               12256
                                                                     11840                               12213
                                                                     11881                               12266
                                                                     12113                               12486
1996                                                                 12361                               12793
                                                                     12358                               12778
                                                                     12674                               13132
                                                                     12984                               13482
1997                                                                 13242                               13777
Mar. 31 1998                                                         13358                               13934


Investor B Shares (as of 3/31/98)* [LINE GRAPH]
Assumes the reinvestment of all distributions.

                                                                                                        Lehman 7
               Measurement Period                                                                 Year Municipal Bond
             (Fiscal Year Covered)                 Texas Intermediate Municipal Bond $12,228        Index $13,139
June 22 1993                                                         10000                               10000
                                                                     10050
                                                                     10315                               10290
1993                                                                 10402                               10413
                                                                      9975                               10021
                                                                     10073                               10128
                                                                     10131                               10226
1994                                                                 10005                               10126
                                                                     10486                               10657
                                                                     10690                               10959
                                                                     10927                               11272
1995                                                                 11243                               11556
                                                                     11148                               11516
                                                                     11173                               11566
                                                                     11377                               11773
1996                                                                 11595                               12063
                                                                     11578                               12049
                                                                     11860                               12382
                                                                     12128                               12713
1997                                                                 12344                               12991
Mar. 31 1998                                                         12228                               13139


                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                SINCE INCEPTION
                                                                (1/12/93 through 3/31/98)      5.71%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations Texas Intermediate
                                                                Municipal Bond Fund from the date each
                                                                class of shares was first offered. The
                                                                Lehman 7-Year Municipal Bond Index is a
                                                                broad-based, unmanaged, total return
                                                                index composed of investment-grade
                                                                bonds with maturities of 7 to 8 years.
                                                                It is unavailable for investment. The
                                                                performance shown reflects the
                                                                performance of Primary A and Investor B
                                                                Shares. The performance of Investor A
                                                                and Investor C Shares may vary based on
                                                                the differences in sales loads and fees
                                                                paid by the shareholders investing in
                                                                each class.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                SINCE
                                                                INCEPTION                  NAV    CDSC*
                                                                (6/22/93 through  3/31/98) 4.66%  4.30%

  TOTAL RETURN (AS OF 3/31/98)

                                                      PRIMARY A         INVESTOR A      INVESTOR B              INVESTOR C
Inception Date                                      1/12/93           2/4/93                  6/22/93           11/3/94
                                                                                        NAV        CDSC*
------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                                  8.09%             7.87%             7.34%      3.34%        7.34%
------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
3 Years                                             6.43%             6.21%             5.83%      4.93%        5.83%
5 Years                                             5.37%             5.16%             NA         NA           NA
Since Inception                                     5.71%             5.20%             4.66%      4.30%        7.07%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.
The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return. *Figures at CDSC reflect the maximum applicable contingent deferred sales charge.
Figures at net asset value (NAV) do not reflect any sales charges.

Nations Texas
Municipal Bond
Fund  Municipal Fixed Income
      Management Team Commentary*

                        EFFECTIVE MARCH 1998, THE MUNICIPAL FIXED INCOME MANAGEMENT TEAM OF TRADESTREET INVESTMENT ASSOCIATES, INC. ASSUMED THE DAILY PORTFOLIO MANAGEMENT RESPONSIBILITIES OF THE FUND. IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS TEXAS MUNICIPAL INCOME FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND THEIR CURRENT OUTLOOK.

PORTFOLIO MANAGER                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the            INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income                The Fund balances its investments between high quality,
Management Team of TradeStreet        investment-grade issues through which it seeks to reduce
Investment Associates, Inc.,          credit and liquidity risk, and lower quality,
investment sub- adviser to the        investment-grade issues, for their additional yield
Fund. During the reporting            potential. By maintaining a well-diversified portfolio, we
period, Mathew M. Kiselak was         aim to limit the Fund's exposure to any single credit or
the Fund's portfolio manager.         market sector. In addition, we use a combination of
INVESTMENT OBJECTIVE                  investment strategies, including duration management
The Fund seeks high current           (managing the Fund's sensitivity to interest rates), market
income exempt from federal            sector selection and individual credit reviews. We also seek
income tax with the potential         to limit the distribution of capital gains when appropriate.
for principal fluctuation             As a long-term portfolio, the Fund maintains an average
associated with investments in        dollar- weighted maturity of greater than ten years and a
long-term municipal securities.       duration between seven and one-half and nine and one-half
The Fund invests in                   years.
investment-grade, long- term          HOW DID THE FUND PERFORM DURING THE PERIOD?
municipal securities.                 With a total return of 11.12%, the Fund (Primary A Shares)
PERFORMANCE REVIEW                    outperformed its peer group, the Lipper Texas Municipal Debt
For the 12-month period ended         Funds Universe,*** which returned 10.35% for the 12-month
March 31, 1998, Nations Texas         period ended March 31, 1998. Given the uncertain direction
Municipal Bond Fund Primary A         of interest rates during the period, we believed it prudent
Shares provided a total return        to maintain a relatively neutral stance with regard to the
of 11.12%.**                          Fund's duration. With a longer duration than many of its
                                      peers, the Fund benefited more fully from the declining
                                      interest rate environment during the period.
                                      *The outlook for this Fund may differ from that presented
                                      for other Nations Funds mutual funds.
                                      **The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.
                                      ***Lipper Analytical Services, Inc., an independent mutual fund performance monitor. Funds included in the Lipper Texas
                                      Municipal Debt Funds Universe limit their assets to those
                                      securities which are exempt from taxation in Texas.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations Texas
Municipal Bond
Fund  Municipal Fixed Income
      Management Team Commentary continued...

THE FUND OUTPERFORMED ITS PEER        WHAT WERE ECONOMIC AND MARKET CONDITIONS LIKE IN TEXAS?
GROUP FOR THE 12-MONTH PERIOD         Despite budget deficits in the mid-1980s, Texas has
ENDED MARCH 31, 1998.                 historically taken a conservative approach to financial
                                      management. With low debt levels and a very strong economy that continues to expand, Texas was able to maintain its
                                      "Aa2" rating from Moody's Investors Service, Inc., "AA" from
                                      Standard & Poor's Corporation and "AA+" from Fitch IBCA,
                                      Inc. In 1997, unemployment in Texas fell below 5% for the
                                      first time in the 1990s, but wage inflation was kept in
                                      check as the state's income levels remained at only 91% of the national average. At $312 per capita, Texas' debt burden was below the national average, with the majority of its
                                      outstanding debt self-supporting.

                                      WHAT IS YOUR OUTLOOK FOR TEXAS AND THE MUNICIPAL BOND MARKET
                                      IN THE COMING YEAR?
                                      Looking ahead, municipal bond market participants will have to keep one eye focused on Washington, D.C., where proposed federal legislation addressing electric utility deregulation and the reimbursement of not-for-profit health care
                                      providers is being considered. We note that an uncertain
                                      political climate for many municipal bond market sectors
                                      such as these has become commonplace in recent
                                      years -- presenting both a challenge and an opportunity for astute investors seeking to capitalize on undervalued
                                      securities.
                                      In Texas, sales tax revenue accounted for 28% of total
                                      revenue in 1997. This proportion should continue to increase marginally as Texas maintains one of the strongest economies in the country. In addition, Texas should receive additional revenues of approximately $14.5 billion over the next 25
                                      years as a result of its victory in a lawsuit against the
                                      tobacco industry.

Nations Texas
Municipal Bond
Fund
   PORTFOLIO BREAKDOWN (AS A % OF TOTAL INVESTMENTS AS OF 3/31/98)

[PIE CHART]
 4.69%  Other
 6.22%  Hospital
 6.41%  Transportation
27.16%  General Obligation
 8.98%  Education
10.52%  Pre-Refunded
19.98%  Insured
16.04%  Pollution Control
        Revenue/Industrial
        Development Revenue

PORTFOLIO HOLDINGS WERE CURRENT AS
OF MARCH 31, 1998, ARE SUBJECT TO
CHANGE AND MAY NOT BE REPRESENTATIVE
OF CURRENT HOLDINGS.

                                                                                 TOP TEN HOLDINGS
                                                                                 (AS A % OF NET ASSETS AS OF 3/31/98)
                                                                                 ----------------------------------------------
                                                                                   1  Tarrant County, Texas, Health        6.6%
                                                                                      Facilities Development Corporation,
                                                                                      Health System Revenue, (Harris
                                                                                      Methodist Health System), (MBIA
                                                                                      Insured),
                                                                                      6.000% 09/01/10
                                                                                 ----------------------------------------------
                                                                                   2  Lucas County, Ohio, Hospital         6.6%
                                                                                      Revenue, (Flower Hospital Project),
                                                                                      Prerefunded, 6.125% 12/01/13
                                                                                 ----------------------------------------------
                                                                                   3  Red River Authority, Texas, PCR,     6.5%
                                                                                      (Hoechst Celanese Corporation
                                                                                      Project), AMT, 6.875% 04/01/17
                                                                                 ----------------------------------------------
                                                                                   4  Arapahoe County, Colorado, Capital   6.4%
                                                                                      Improvements Highway Revenue,
                                                                                      Capital Appreciation, Series E,
                                                                                      7.200% 08/31/05
                                                                                 ----------------------------------------------
                                                                                   5  Trinity River Authority, Texas,      6.3%
                                                                                      PCR, (Texas Instruments Inc.
                                                                                      Project), 6.200% 03/01/20
                                                                                 ----------------------------------------------
                                                                                   6  Waller, Texas, Consolidated          6.0%
                                                                                      Independent School District, GO,
                                                                                      (PSFG Insured), 5.250% 02/15/21
                                                                                 ----------------------------------------------
                                                                                   7  Pflugerville, Texas, Independent     5.2%
                                                                                      School District, (PSFG Insured),
                                                                                      5.750% 08/15/10
                                                                                 ----------------------------------------------
                                                                                   8  Dallas-Fort Worth, Texas, Regional   4.8%
                                                                                      Airport Revenue Refunding, Series
                                                                                      A, (MBIA Insured), 6.000% 11/01/09
                                                                                 ----------------------------------------------
                                                                                   9  Santa Fe, Texas, Independent School  4.6%
                                                                                      District, (PSFG Insured), 5.000%
                                                                                      02/15/07
                                                                                 ----------------------------------------------
                                                                                  10  Sherman, Texas, Independent School   3.9%
                                                                                      District, GO, (PSFG Insured),
                                                                                      6.500% 02/15/20
                                                                                 ----------------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

Nations Texas
Municipal Bond
Fund  Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98) [Line Graph]
Assumes the reinvestment of all distributions.

                                                                             Lehman 20-
          Measurement Period                                             Year Municipal Bond    Lehman Municipal Bond
        (Fiscal Year Covered)            Texas Municipal Bond $12,437      Index $12,966           Index $12,702
Feb. 3 1994                                         10000                       10000                  10000
                                                     9159                        9192                   9344
                                                     9215                        9283                   9447
                                                     9207                        9331                   9512
1994                                                 9056                        9151                   9376
                                                     9783                        9966                  10039
                                                    10036                       10181                  10280
                                                    10312                       10456                  10576
1995                                                10852                       11067                  11013
                                                    10660                       10821                  10880
                                                    10772                       10943                  10963
                                                    10987                       11255                  11214
1996                                                11265                       11560                  11500
                                                    11193                       11488                  11473
                                                    11559                       11974                  11868
                                                    11942                       12393                  12226
1997                                                12282                       12814                  12557
Mar. 31 1998                                        12437                       12966                  12702

Investor B Shares (as of 3/31/98)* [Line Graph]
Assumes the reinvestment of all distributions.

                                                                             Lehman 20-
          Measurement Period                                             Year Municipal Bond    Lehman Municipal Bond
        (Fiscal Year Covered)           Texas Municipal Bond $12,004       Index $13,446            Index $13,003
Oct. 21 1993                                        10000                       10000                  10000
1993                                                10006                       10241                  10121
                                                     9266                        9532                   9565
                                                     9306                        9626                   9671
                                                     9280                        9677                   9737
1994                                                 9110                        9490                   9598
                                                     9823                       10335                  10276
                                                    10059                       10557                  10524
                                                    10316                       10843                  10826
1995                                                10836                       11477                  11273
                                                    10625                       11221                  11137
                                                    10717                       11348                  11223
                                                    10909                       11672                  11480
1996                                                11164                       11987                  11772
                                                    11072                       11914                  11744
                                                    11413                       12417                  12149
                                                    11768                       12851                  12515
1997                                                12078                       13288                  12855
Mar. 31 1998                                        12004                       13446                  13003


                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                SINCE INCEPTION
                                                                (2/3/94 through 3/31/98)       5.39%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations Texas Municipal Bond
                                                                Fund from the date each class of shares
                                                                was first offered. The Lehman 20-Year
                                                                Municipal Bond Index is a broad-based,
                                                                unmanaged, total return index composed
                                                                of investment-grade bonds with
                                                                maturities of 18 to 22 years. It is
                                                                unavailable for investment. The Lehman
                                                                Municipal Bond Index is a broad-based,
                                                                unmanaged, total return index composed
                                                                of 8,000 investment-grade, long- term
                                                                maturity bonds. It is unavailable for
                                                                investment. The performance shown
                                                                reflects the performance of Primary A
                                                                and Investor B Shares. The performance
                                                                of Investor A and Investor C Shares may
                                                                vary based on the differences in sales
                                                                loads and fees paid by the shareholders
                                                                investing in each class.
                                                                The annual reports for the fiscal year
                                                                ended March 31, 1997 and prior years
                                                                compared the Fund's performance to the
                                                                Lehman 20-Year Municipal Bond Index.
                                                                Fund management believes that the
                                                                Lehman Municipal Bond Index is a more
                                                                appropriate benchmark because the
                                                                maturities of the municipal debt
                                                                securities comprising the index more
                                                                closely resemble the maturities of the
                                                                securities acquired by the Fund.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                SINCE INCEPTION             NAV   CDSC*
                                                                (10/21/93 through  3/31/98) 4.58% 4.20%

  TOTAL RETURN (AS OF 3/31/98)

                                                PRIMARY A        INVESTOR A    INVESTOR B            INVESTOR C
Inception Date                              2/3/94             12/17/93              10/21/93        11/3/94
                                                                               NAV        CDSC*
-------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                          11.12%             10.90%          10.23%     5.23%      10.31%
-------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
3 Years                                     8.33%              8.11%           7.50%      6.63%      7.63%
Since Inception                             5.39%              5.40%           4.58%      4.20%      9.91%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.
The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return. *Figures at CDSC reflect the maximum applicable contingent deferred sales charge.
Figures at net asset value (NAV) do not reflect any sales charges.

Nations Virginia
Intermediate Municipal Bond
Fund Municipal Fixed Income
     Management Team Commentary*

                        EFFECTIVE MARCH 1998, THE MUNICIPAL FIXED INCOME MANAGEMENT TEAM OF TRADESTREET INVESTMENT ASSOCIATES, INC. ASSUMED THE DAILY PORTFOLIO MANAGEMENT RESPONSIBILITIES OF THE FUND. IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS VIRGINIA INTERMEDIATE MUNICIPAL INCOME FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND THEIR CURRENT OUTLOOK.


PORTFOLIO MANAGER                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the            INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income                The Fund balances its investments between high quality,
Management Team of TradeStreet        investment-grade issues through which it seeks to reduce
Investment Associates, Inc.,          credit and liquidity risk, and lower quality,
investment sub-adviser to the         investment-grade issues, for their additional yield
Fund. During the reporting            potential. By maintaining a well-diversified portfolio, we
period, Dawn Daggy-Mangerson          aim to limit the Fund's exposure to any single credit or
was the Fund's portfolio              market sector. In addition, we use a combination of
manager.                              investment strategies, including duration management
INVESTMENT OBJECTIVE                  (managing the Fund's sensitivity to interest rates), market
The Fund seeks high current           sector selection and individual credit reviews. We also seek
income exempt from federal and        to limit the distribution of capital gains when appropriate.
Virginia state income taxes           As an intermediate-term portfolio, the Fund maintains an
consistent with moderate              average dollar-weighted maturity of between three and ten
fluctuation of principal. The         years and a duration between five and six years.
Fund invests in                       HOW DID THE FUND PERFORM DURING THE PERIOD?
investment-grade,                     With a total return of 8.12%, the Fund (Primary A Shares)
intermediate-term municipal           outperformed its peer group, the Lipper Virginia
securities.                           Intermediate Municipal Debt Funds Universe,*** which
PERFORMANCE REVIEW                    returned 7.87% for the 12-month period ended March 31, 1998.
For the 12-month period ended         Given the uncertain direction of interest rates during the
March 31, 1998, Nations               period, we believed it prudent to maintain a relatively
Virginia Intermediate Municipal       neutral stance with regard to the Fund's duration. With a
Bond Fund Primary A Shares            longer duration than many of its peers, the Fund benefited
provided a total return of            more fully from the declining interest rate environment
8.12%.**                              during the period.
                                      *The outlook for this Fund may differ from that presented
                                      for other Nations Funds mutual funds.
                                      **The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.
                                      ***Lipper Analytical Services, Inc., an independent mutual fund performance monitor. Funds included in the Lipper
                                      Virginia Intermediate Municipal Debt Funds Universe invest at least 65% of their assets in municipal debt issues which are exempt from taxation in Virginia with dollar-weighted
                                      maturities of five to ten years.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations Virginia
Intermediate Municipal Bond
Fund Municipal Fixed Income
     Management Team Commentary continued...

THE FUND OUTPERFORMED ITS PEER        WHAT WERE ECONOMIC AND MARKET CONDITIONS LIKE IN VIRGINIA?
GROUP FOR THE 12-MONTH PERIOD         The Commonwealth of Virginia has earned the highest possible
ENDED MARCH 31, 1998.                 credit ratings from Moody's Investors Service, Inc.,
                                      Standard & Poor's Corporation and Fitch IBCA, Inc., by
                                      having a conservative fiscal plan, above-average per capita income and strong growth in service-sector jobs. Virginia's level of general obligation debt grew as the state increased its commitment to invest in highways and universities. At
                                      $494, Virginia's debt per capita was somewhat higher than
                                      the national average of $422. Personal income levels fell
                                      slightly but were still at 103% of the national average.
                                      Compensating for an 8.6% drop in federal employment between
                                      1992 and 1996, jobs in the services sector have filled the void, increasing by 19.8% over the same period. The services sector accounted for over 29% of Virginia's non-farm
                                      employment.
                                      WHAT IS YOUR OUTLOOK FOR VIRGINIA AND THE MUNICIPAL BOND
                                      MARKET IN THE COMING YEAR?
                                      Looking ahead, municipal bond market participants will have to keep one eye focused on Washington, D.C., where proposed federal legislation addressing electric utility deregulation and the reimbursement of not-for-profit health care
                                      providers is being considered. We note that an uncertain
                                      political climate for many municipal bond market sectors
                                      such as these has become commonplace in recent
                                      years -- presenting both a challenge and an opportunity for astute investors seeking to capitalize on undervalued
                                      securities.
                                      In Virginia, a major challenge for the future will be
                                      contending with the
                                      loss of revenue attributed to the governor's planned
                                      elimination of the
                                      state's tax on automobiles. Lost revenues could approach $3 billion by the
                                      year 2003.

Nations Virginia
Intermediate Municipal Bond
Fund
   PORTFOLIO BREAKDOWN (AS A % OF TOTAL INVESTMENTS AS OF 3/31/98)

[PIE CHART]
 5.67%  Pollution Control
        Revenue/Industrial
        Development Revenue
 6.66%  Education
 7.59%  Pre-Refunded
32.54%  General Obligation
 8.19%  Transportation
 9.54%  Water
12.98%  Other
16.83%  Insured

PORTFOLIO HOLDINGS WERE CURRENT AS
OF MARCH 31, 1998, ARE SUBJECT
TO CHANGE AND MAY NOT BE REPRESENTATIVE
OF CURRENT HOLDINGS.

                                                                                 TOP TEN HOLDINGS
                                                                                 (AS A % OF NET ASSETS AS OF 3/31/98)
                                                                                 --------------------------------------------
                                                                                   1  Chesapeake, Virginia, Revenue      2.7%
                                                                                      Refunding, GO, 5.125% 12/01/05
                                                                                 --------------------------------------------
                                                                                   2  Virginia State Transportation      2.4%
                                                                                      Board Authority, Contract
                                                                                      Revenue, Route 58, Series A,
                                                                                      5.500% 05/15/09
                                                                                 --------------------------------------------
                                                                                   3  Newport News, Virginia, Public     2.2%
                                                                                      Improvement, Series B, 5.200%
                                                                                      11/01/04
                                                                                 --------------------------------------------
                                                                                   4  Southeastern Public Service        2.2%
                                                                                      Authority, Virginia, Series A,
                                                                                      (MBIA Insured), 5.100% 07/01/08
                                                                                 --------------------------------------------
                                                                                   5  Virginia State, Public Building    2.2%
                                                                                      Authority, Series A, (ST AID
                                                                                      WITHHLDG), 5.000% 08/01/07
                                                                                 --------------------------------------------
                                                                                   6  Hanover County, Virginia,          2.2%
                                                                                      Industrial Development Authority
                                                                                      Revenue, (MBIA Insured),
                                                                                      (Memorial Regional Medical Center
                                                                                      Project), 5.500% 08/15/25
                                                                                 --------------------------------------------
                                                                                   7  Augusta County, Virginia,          1.6%
                                                                                      Industrial Development Authority
                                                                                      Hospital Revenue (Augusta
                                                                                      Hospital Corporate Project),
                                                                                      7.000% 09/01/21
                                                                                 --------------------------------------------
                                                                                   8  Henrico County, Virginia,          1.5%
                                                                                      Industrial Development Authority
                                                                                      Revenue: Solid Waste, (Browning-
                                                                                      Ferris Industries Inc. Project),
                                                                                      5.300% 12/01/11
                                                                                 --------------------------------------------
                                                                                   9  Virginia State, Refunding, GO,     1.5%
                                                                                      Series B, 4.800% 06/01/07
                                                                                 --------------------------------------------
                                                                                  10  Roanoke, Virginia, Public          1.5%
                                                                                      Improvement, GO, Series B, 6.000%
                                                                                      08/01/03
                                                                                 --------------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

Nations Virginia
Intermediate Municipal Bond
Fund  Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98) [Line Chart]
Assumes the reinvestment of all distributions.

                                                                                                          Lehman 7-
               Measurement Period                                                                    Year Municipal Bond
             (Fiscal Year Covered)                 Virginia Intermediate Municipal Bond $17,139         Index $18,760
Sept. 20 1989                                                          10000                                10000
1989                                                                   10175                                10389
                                                                       10296                                10434
                                                                       10470                                10674
                                                                       10556                                10746
1990                                                                   10942                                11158
                                                                       11160                                11425
                                                                       11319                                11623
                                                                       11632                                12064
1991                                                                   11999                                12459
                                                                       11986                                12451
                                                                       12367                                12891
                                                                       12643                                13246
1992                                                                   12834                                13463
                                                                       13187                                13893
                                                                       13599                                14278
                                                                       13987                                14692
1993                                                                   14127                                14868
                                                                       13553                                14308
                                                                       13651                                14460
                                                                       13681                                14600
1994                                                                   13521                                14458
                                                                       14229                                15217
                                                                       14610                                15648
                                                                       14927                                16095
1995                                                                   15331                                16500
                                                                       15255                                16443
                                                                       15323                                16515
                                                                       15567                                16810
1996                                                                   15917                                17223
                                                                       15852                                17204
                                                                       16285                                17679
                                                                       16648                                18152
1997                                                                   17004                                18548
Mar. 31 1998                                                           17139                                18760

Investor B Shares (as of 3/31/98)* [Line Graph]
Assumes the reinvestment of all distributions.

                                                                                                          Lehman 7-
               Measurement Period                                                                    Year Municipal Bond
             (Fiscal Year Covered)                Virginia Intermediate Municipal Bond $12,260          Index $13,379
June 7 1993                                                            10000                                10000
                                                                       10143                                10183
                                                                       10419                                10478
1993                                                                   10509                                10604
                                                                       10069                                10205
                                                                       10130                                10313
                                                                       10140                                10413
1994                                                                   10009                                10312
                                                                       10521                                10852
                                                                       10788                                11160
                                                                       11009                                11479
1995                                                                   11293                                11768
                                                                       11222                                11727
                                                                       11259                                11778
                                                                       11424                                11989
1996                                                                   11666                                12284
                                                                       11604                                12270
                                                                       11906                                12609
                                                                       12150                                12946
1997                                                                   12386                                13228
Mar. 31 1998                                                           12260                                13379


                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                SINCE INCEPTION
                                                                (9/20/89 through 3/31/98)      6.52%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations Virginia Intermediate
                                                                Municipal Bond Fund from the date each
                                                                class of shares was first offered. The
                                                                Lehman 7-Year Municipal Bond Index is a
                                                                broad-based, unmanaged, total return
                                                                index composed of investment-grade
                                                                bonds with maturities of 7 to 8 years.
                                                                It is unavailable for investment. The
                                                                Lehman 7-Year Municipal Bond Index
                                                                measures the performance of the
                                                                municipal bonds comprising the index
                                                                for the 7-year period beginning on
                                                                12/31/89. Please note, however, that
                                                                Primary A Shares commenced operations
                                                                on 9/20/89. Therefore, the 7-year
                                                                performance illustrated by the Lehman
                                                                7-Year Municipal Bond Index includes
                                                                the performance of the Lehman 10-Year
                                                                Municipal Bond Index for the
                                                                three-month period preceding 12/31/89.
                                                                The performance shown reflects the
                                                                performance of Primary A and Investor B
                                                                shares. The performance of Investor A
                                                                and Investor C Shares may vary based on
                                                                the differences in sales loads and fees
                                                                paid by the shareholders investing in
                                                                each class.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                SINCE INCEPTION             NAV   CDSC*
                                                                (6/7/93 through  3/31/98)   4.67% 4.32%

  TOTAL RETURN (AS OF 3/31/98)

                                              PRIMARY A       INVESTOR A    INVESTOR B            INVESTOR C
Inception Date                              9/20/89         12/5/89                6/7/93         6/17/92
                                                                            NAV        CDSC*
----------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                          8.12%           7.91%           7.37%      3.37%      7.37%
----------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
3 Years                                     6.40%           6.19%           5.80%      4.90%      5.80%
5 Years                                     5.38%           5.17%           NA         NA         4.77%
Since Inception                             6.52%           6.37%           4.67%      4.32%      5.27%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.
The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return. *Figures at CDSC reflect the maximum applicable contingent deferred sales charge.
Figures at net asset value (NAV) do not reflect any sales charges.

Nations Virginia
Municipal Bond
Fund Municipal Fixed Income
     Management Team Commentary*

                        EFFECTIVE MARCH 1998, THE MUNICIPAL FIXED INCOME MANAGEMENT TEAM OF TRADESTREET INVESTMENT ASSOCIATES, INC. ASSUMED THE DAILY PORTFOLIO MANAGEMENT RESPONSIBILITIES OF THE FUND. IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS VIRGINIA MUNICIPAL INCOME FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND THEIR CURRENT OUTLOOK.

PORTFOLIO MANAGER                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the            INVESTMENT APPROACH OF THE FUND.
  Municipal Fixed Income              The Fund balances its investments between high quality,
Management Team of TradeStreet        investment-grade issues through which it seeks to reduce
Investment Associates, Inc.,          credit and liquidity risk, and lower quality,
investment sub- adviser to the        investment-grade issues, for their additional yield
Fund. During the reporting            potential. By maintaining a well-diversified portfolio, we
period, Dawn Daggy- Mangerson         aim to limit the Fund's exposure to any single credit or
was the Fund's portfolio              market sector. In addition, we use a combination of
manager.                              investment strategies, including duration management
INVESTMENT OBJECTIVE                  (managing the Fund's sensitivity to interest rates), market
The Fund seeks high current           sector selection and individual credit reviews. We also seek
income exempt from federal and        to limit the distribution of capital gains when appropriate.
Virginia state income taxes           As a long-term portfolio, the Fund maintains an average
with the potential for                dollar- weighted maturity of greater than ten years and a
principal fluctuation                 duration between seven and one-half and nine and one-half
associated with investments in        years.
long- term municipal                  HOW DID THE FUND PERFORM DURING THE PERIOD?
securities. The Fund invests in       With a total return of 11.11%, the Fund (Primary A Shares)
investment-grade, long- term          outperformed its peer group, the Lipper Virginia Municipal
municipal securities.                 Debt Funds Universe,*** which returned 10.69% for the
PERFORMANCE REVIEW                    12-month period ended March 31, 1998. Given the uncertain
For the 12-month period ended         direction of interest rates during the period, we believed
March 31, 1998, Nations               it prudent to maintain a relatively neutral stance with
Virginia Municipal Bond Fund          regard to the Fund's duration. With a longer duration than
Primary A Shares provided a           many of its peers, the Fund benefited more fully from the
total return of 11.11%.**             declining interest rate environment during the period.
                                      WHAT WERE ECONOMIC AND MARKET CONDITIONS LIKE IN VIRGINIA?
                                      The Commonwealth of Virginia has earned the highest possible credit ratings from Moody's Investors Service, Inc.,
                                      Standard & Poor's Corporation and Fitch IBCA, Inc., by
                                      having a conservative fiscal plan, above-average per capita income and strong growth in service-sector jobs. Virginia's level of general obligation debt grew as the state increased its
                                      *The outlook for this Fund may differ from that presented
                                      for other Nations Funds mutual funds.
                                      **The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.
                                      ***Lipper Analytical Services, Inc., an independent mutual fund performance monitor. Funds included in the Lipper
                                      Virginia Municipal Debt Funds Universe limit their assets to those securities which are exempt from taxation in Virginia.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations Virginia
Municipal Bond
Fund Municipal Fixed Income
     Management Team Commentary continued ...

                                      commitment to invest in highways and universities. At $494,
                                      Virginia's debt per capita was somewhat higher than the
                                      national average of $422. Personal income levels fell
                                      slightly but were still at 103% of the national average.
                                      Compensating for an 8.6% drop in federal employment between
                                      1992 and 1996, jobs in the services sector have filled the void, increasing by 19.8% over the same period. The services sector accounted for over 29% of Virginia's non-farm
                                      employment.

THE FUND OUTPERFORMED ITS PEER        WHAT IS YOUR OUTLOOK FOR VIRGINIA AND THE MUNICIPAL BOND
GROUP FOR THE 12-MONTH PERIOD         MARKET IN THE COMING YEAR?
ENDED MARCH 31, 1998.                 Looking ahead, municipal bond market participants will have to keep one eye focused on Washington, D.C., where proposed federal legislation addressing electric utility deregulation and the reimbursement of not-for-profit health care
                                      providers is being considered. We note that an uncertain
                                      political climate for many municipal bond market sectors
                                      such as these has become commonplace in recent
                                      years -- presenting both a challenge and an opportunity for astute investors seeking to capitalize on undervalued
                                      securities.
                                      In Virginia, a major challenge for the future will be
                                      contending with the loss of revenue attributed to the
                                      governor's planned elimination of the state's tax on
                                      automobiles. Lost revenues could approach $3 billion by the year 2003.

Nations Virginia
Municipal Bond
Fund
   PORTFOLIO BREAKDOWN (AS A % OF TOTAL INVESTMENTS AS OF 3/31/98)

[PIE CHART]
25.79%  Insured
 5.85%  Hospital
 6.25%  Transportation
 7.15%  Education
12.45%  General Obligation
12.71%  Other
13.21%  Pollution Control
        Revenue/Industrial
        Development Revenue
16.59%  Water

PORTFOLIO HOLDINGS WERE CURRENT AS
OF MARCH 31, 1998, ARE SUBJECT TO
CHANGE AND MAY NOT BE REPRESENTATIVE
OF CURRENT HOLDINGS.

                                                                                 TOP TEN HOLDINGS
                                                                                 (AS A % OF NET ASSETS AS OF 3/31/98)
                                                                                 ----------------------------------------------
                                                                                   1  Rivanna, Virginia Regional Water     5.9%
                                                                                      and Sewer Authority, Regional
                                                                                      Water and Sewer Systems Revenue
                                                                                      Refunding,
                                                                                      6.450% 10/01/12
                                                                                 ----------------------------------------------
                                                                                   2  Staunton, Virginia, Industrial       4.3%
                                                                                      Development Authority, Educational
                                                                                      Facilities Revenue, (Mary Baldwin
                                                                                      College Project),
                                                                                      6.600% 11/01/14
                                                                                 ----------------------------------------------
                                                                                   3  Prince William County, Virginia,     4.2%
                                                                                      Industrial Development Authority,
                                                                                      Lease Revenue, (ATCC Project),
                                                                                      6.000% 02/01/14
                                                                                 ----------------------------------------------
                                                                                   4  Fairfax County, Virginia, Sewer,     4.1%
                                                                                      Revenue Refunding (AMBAC Insured),
                                                                                      5.500% 11/15/13
                                                                                 ----------------------------------------------
                                                                                   5  Augusta County, Virginia,            4.0%
                                                                                      Industrial Development Authority,
                                                                                      Hospital Revenue Refunding
                                                                                      (Augusta Hospital Corporation),
                                                                                      (AMBAC Insured),
                                                                                      5.500% 09/01/15
                                                                                 ----------------------------------------------
                                                                                   6  Virginia Commonwealth, Virginia      4.0%
                                                                                      Transportation Program Revenue,
                                                                                      (Oak Grove Connector, Series A),
                                                                                      5.250% 05/15/22
                                                                                 ----------------------------------------------
                                                                                   7  Norfolk, Virginia, Capital           3.5%
                                                                                      Improvement, (FGIC Insured), GO,
                                                                                      5.375% 06/01/05
                                                                                 ----------------------------------------------
                                                                                   8  Richmond, Virginia, Metropolitan     3.4%
                                                                                      Expressway Authority, Revenue
                                                                                      Refunding, Series B, (FGIC
                                                                                      Insured),
                                                                                      6.250% 07/15/22
                                                                                 ----------------------------------------------
                                                                                   9  West Point, Virginia, Industrial     3.4%
                                                                                      Development Authority, Solid Waste
                                                                                      Disposal Revenue, (Chesapeake
                                                                                      Corporation Project), Series A,
                                                                                      AMT,
                                                                                      6.375% 03/01/19
                                                                                 ----------------------------------------------
                                                                                  10  Giles County, Virginia, Industrial   3.3%
                                                                                      Development Authority, Revenue
                                                                                      Exempt Facilities, (Hoechst
                                                                                      Celanese Corporation Project),
                                                                                      AMT,
                                                                                      5.950% 12/01/25
                                                                                 ----------------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

Nations Virginia
Municipal Bond
Fund  Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98) [LINE GRAPH]
Assumes the reinvestment of all distributions.

                                                                        Lehman 20-
          Measurement Period            Virginia Municipal Bond    Year Municipal Bond    Lehman Municipal Bond
        (Fiscal Year Covered)                Fund $12,413            Index $13,129           Index $12,847
Jan. 11 1994                                     10000                    10000                  10000
                                                  9118                     9307                   9451
                                                  9143                     9400                   9555
                                                  9156                     9449                   9621
1994                                              9023                     9266                   9483
                                                  9762                    10092                  10153
                                                  9994                    10309                  10398
                                                 10286                    10588                  10697
1995                                             10809                    11207                  11138
                                                 10596                    10957                  11004
                                                 10676                    11081                  11088
                                                 10951                    11397                  11343
1996                                             11209                    11705                  11632
                                                 11172                    11633                  11604
                                                 11554                    12125                  12004
                                                 11890                    12549                  12365
1997                                             12270                    12975                  12701
Mar. 31 1998                                     12413                    13129                  12847

Investor B Shares (as of 3/31/98)* [LINE GRAPH]
Assumes the reinvestment of all distributions.

                                                                        Lehman 20-
          Measurement Period             Virginia Municipal Bond   Year Municipal Bond    Lehman Municipal Bond
        (Fiscal Year Covered)                Fund $11,929            Index $13,446           Index $13,003
Oct. 21 1993                                     10000                    10000                  10000
1993                                             10047                    10241                  10121
                                                  9185                     9532                   9565
                                                  9193                     9626                   9671
                                                  9189                     9677                   9737
1994                                              9038                     9490                   9598
                                                  9761                    10335                  10276
                                                  9974                    10557                  10524
                                                 10246                    10843                  10826
1995                                             10747                    11477                  11273
                                                 10516                    11221                  11137
                                                 10575                    11348                  11223
                                                 10827                    11672                  11480
1996                                             11061                    11987                  11772
                                                 11005                    11914                  11744
                                                 11359                    12417                  12149
                                                 11666                    12851                  12515
1997                                             12013                    13288                  12855
Mar. 31 1998                                     11929                    13446                  13003


                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                SINCE INCEPTION
                                                                (1/11/94 through 3/31/98)      5.26%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations Virginia Municipal
                                                                Bond Fund from the date each class of
                                                                shares was first offered. The Lehman
                                                                20-Year Municipal Bond Index is a
                                                                broad-based, unmanaged, total return
                                                                index composed of investment-grade
                                                                bonds with maturities of 18 to 22
                                                                years. It is unavailable for
                                                                investment. The Lehman Municipal Bond
                                                                Index is a broad-based, unmanaged,
                                                                total return index composed of 8,000
                                                                investment-grade, long-term maturity
                                                                bonds. It is unavailable for
                                                                investment. The performance shown
                                                                reflects the performance of Primary A
                                                                and Investor B Shares. The performance
                                                                of Investor A and Investor C Shares may
                                                                vary based on the differences in sales
                                                                loads and fees paid by the shareholders
                                                                investing in each class.
                                                                The annual reports for the fiscal year
                                                                ended March 31, 1997 and prior years
                                                                compared the Fund's performance to the
                                                                Lehman 20-Year Municipal Bond Index.
                                                                Fund management believes that the
                                                                Lehman Municipal Bond Index is a more
                                                                appropriate benchmark because the
                                                                maturities of the municipal debt
                                                                securities comprising the index more
                                                                closely resemble the maturities of the
                                                                securities acquired by the Fund.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                SINCE INCEPTION              NAV  CDSC*
                                                                (10/21/93 through  3/31/98) 4.44% 4.05%

  TOTAL RETURN (AS OF 3/31/98)

                                                      PRIMARY A         INVESTOR A           INVESTOR B         INVESTOR C
Inception Date                                      1/11/94           11/8/93                 10/21/93          11/3/94
                                                                                        NAV        CDSC*
------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                                  11.11%            10.88%            10.21%     5.21%        10.31%
------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
3 Years                                             8.34%             8.12%             7.51%      6.64%        7.65%
Since Inception                                     5.26%             5.44%             4.44%      4.05%        10.02%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.
The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return. *Figures at CDSC reflect the maximum applicable contingent deferred sales charge.
Figures at net asset value (NAV) do not reflect any sales charges.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1998

                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 100.0%
             ALASKA -- 2.8%
$1,000,000   Alaska State, Student
              Loan Corporation,
              Student Loan Revenue,
              Series A, AMT, (AMBAC
              Insured),
              4.900% 07/01/00.......  Aaa       AAA    $  1,016,110
 2,000,000   North Slope Borough,
              Alaska, GO, Series B,
              (CGIC Insured),
              6.100% 06/30/99.......  Aaa       AAA       2,056,520
                                                       ------------
                                                          3,072,630
                                                       ------------
             ARIZONA -- 6.0%
 1,700,000   Arizona, East Valley,
              Institute of
              Technology,
              Project of 1994, Series
              B, (AMBAC Insured),
              6.400% 07/01/00.......  Aaa       AAA       1,790,950
 2,125,000   Maricopa County,
              Arizona, School
              District, Number
              006-Washington
              Elementary, GO,
              (Projects of 1996),
              Series B, (FGIC
              Insured),
              5.000% 07/01/00.......  Aaa       AAA       2,175,214
 1,370,000   Maricopa County,
              Arizona, School
              District, Number 4,
              Mesa University,
              Series D (AMBAC-TCRS
              Insured),
              6.900% 07/01/00.......  Aaa       AAA       1,457,365
 1,000,000   Pima County, Arizona,
              Unified School
              District Number
              10-Amphitheater, GO,
              (Projects of 1994),
              Series C,
              (MBIA Insured),
              6.000% 07/01/06.......  Aaa       AAA       1,110,350
                                                       ------------
                                                          6,533,879
                                                       ------------
             DISTRICT OF COLUMBIA -- 1.6%
 1,750,000   District of Columbia,
              Refunding, GO, Series
              C, (FSA-CR Insured),
              5.100% 12/01/99.......  Aaa       AAA       1,784,475
                                                       ------------
             GEORGIA -- 3.9%
 1,000,000   Clarke County, Georgia,
              School District, GO,
              Refunding,
              (FSA Insured),
              5.125% 09/01/00.......  Aaa       AAA       1,027,960
 1,000,000   Georgia State, GO,
              Series C,
              7.250% 07/01/00.......  Aaa       AAA       1,072,300

-------------------------------------------------------------------
                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
             GEORGIA -- (CONTINUED)
$2,000,000   Metropolitan Atlanta
              Rapid Transit
              Authority, Georgia,
              Sales Tax Revenue,
              6.550% 07/01/20.......  A1        NR     $  2,181,300
                                                       ------------
                                                          4,281,560
                                                       ------------
             GUAM -- 2.3%
             Government of Guam:
   500,000   Airport Authority
              Revenue, Series A,
              5.400% 10/01/99.......  NR        BBB         509,840
 2,000,000   GO, Series A,
              5.375% 09/01/00.......  NR        BBB       2,021,380
                                                       ------------
                                                          2,531,220
                                                       ------------
             HAWAII -- 0.9%
 1,000,000   Hawaii State, GO,
              Series BT,
              5.700% 02/01/99.......  Aa3       A+        1,016,480
                                                       ------------
             ILLINIOS -- 3.8%
 1,000,000   Chicago, Illinois,
              Metropolitan Water
              Reclamation District -
              Greater Chicago, GO,
              Refunding,
              4.150% 12/01/99.......  Aa2       AA        1,006,120
 1,000,000   Chicago, Illinois,
              O'Hare International
              Airport, General
              Airport Revenue,
              Second Lien, Series A,
              AMT, (AMBAC Insured),
              5.000% 01/01/02.......  Aaa       AAA       1,025,680
 2,000,000   Illinois Health
              Facilities Authority
              Revenue, (Ingalls
              Memorial Hospital
              Project),
              Pre-Refunded,
              (MBIA Insured)
              7.000% 01/01/00.......  Aaa       AAA       2,141,480
                                                       ------------
                                                          4,173,280
                                                       ------------
             INDIANA -- 1.2%
 1,280,000   Indiana State, Health
              Facilities Financing
              Authority, Hospital
              Revenue Refunding,
              (Methodist Hospital
              Inc. Project),
              6.000% 09/15/99.......  A2        NR        1,318,874
                                                       ------------
             IOWA -- 2.8%
 3,000,000   Iowa Student Loan
              Liquidity Corporation,
              Student Loan Revenue,
              Series B,
              4.900% 12/01/05.......  Aaa       NR        3,059,340
                                                       ------------
             MARYLAND -- 2.4%
 1,500,000   Baltimore, Maryland,
              Wastewater Utilities
              Revenue, Series A,
              (MBIA Insured)
              6.500% 07/01/20.......  Aaa       AAA       1,582,455

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                        MARCH 31, 1998

                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
             MARYLAND -- (CONTINUED)
$1,000,000   Montgomery County,
              Maryland, Construction
              for Public
              Improvement,
              GO, Refunded, Series
              B,
              6.800% 11/01/08.......  AAA       AAA    $  1,066,220
                                                       ------------
                                                          2,648,675
                                                       ------------
             MASSACHUSETTS -- 0.9%
 1,000,000   Massachusetts State,
              Refunding, GO, Series
              A,
              5.500% 07/01/99.......  A1        A+        1,020,740
                                                       ------------
             MICHIGAN -- 4.7%
 2,000,000   Detroit, Michigan,
              Convention Facilities
              Revenue Refunding,
              (Cobo Hall Expansion
              Project),
              4.750% 09/30/00.......  NR        A         2,031,060
 1,000,000   Detroit, Michigan, GO,
              Series B,
              5.100% 04/01/99.......  Baa2      BBB+      1,011,950
             Detroit, Michigan,
              Self-Insurance, GO,
              Series A:
 1,000,000   5.200% 05/01/98........  NR        BBB       1,001,090
 1,000,000   5.600% 05/01/01........  NR        BBB       1,035,670
                                                       ------------
                                                          5,079,770
                                                       ------------
             MINNESOTA -- 1.2%
 1,200,000   Minneapolis, Minnesota,
              Hospital Revenue,
              Refunded, (Lifespan,
              Incorporated-Abbott
              Northwestern),
              7.000% 12/01/05.......  AAA       AAA       1,285,056
                                                       ------------
             MISSISSIPPI -- 7.3%
 3,000,000   Grenada County,
              Mississippi, Revenue,
              (Refunding GA-Pacific
              Corporation Project),
              4.300% 09/01/00.......  Baa2      NR        2,995,140
 5,000,000   Lawrence County,
              Mississippi, Pollution
              Control Revenue,
              4.300% 12/01/00.......  Baa2      NR        5,009,750
                                                       ------------
                                                          8,004,890
                                                       ------------
             NEVADA -- 2.8%
 1,000,000   Clark County, Nevada,
              Sanitation District,
              GO, Series A, (AMBAC
              Insured),
              5.700% 07/01/99.......  Aaa       AAA       1,023,040

                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
             NEVADA -- (CONTINUED)
$2,000,000   Washoe County, Nevada,
              Airport Authority,
              Airport System
              Improvement Revenue,
              Series A, AMT, (MBIA
              Insured),
              5.100% 07/01/99.......  Aaa       AAA    $  2,030,360
                                                       ------------
                                                          3,053,400
                                                       ------------
             NEW MEXICO -- 2.2%
 1,390,000   New Mexico Mortgage
              Finance Authority,
              Single-family Mortgage
              Purchase, Refunding,
              Series A-1,
              5.900% 07/01/99.......  Aa1       AA        1,416,883
 1,000,000   New Mexico State
              Severance Tax Revenue,
              Series A,
              5.375% 07/01/99.......  Aa2       AA        1,019,480
                                                       ------------
                                                          2,436,363
                                                       ------------
             NEW YORK -- 4.7%
 1,000,000   New York State,
              Refunding, GO, Series
              B,
              6.375% 08/15/00.......  A2        A         1,054,920
 4,000,000   New York State Thruway
              Authority, Service
              Contract Revenue,
              Local Highways and
              Bridges, Refunding,
              5.000% 04/01/01.......  Baa1      BBB+      4,087,040
                                                       ------------
                                                          5,141,960
                                                       ------------
             NORTH CAROLINA -- 0.9%
 1,000,000   North Carolina Eastern
              Municipal Power
              Agency, Power System
              Revenue, Refunding,
              Series A,
              5.000% 01/01/99.......  Baa1      BBB       1,007,990
                                                       ------------
             NORTH DAKOTA -- 1.1%
 1,000,000   University of North
              Dakota, University
              Revenue,
              10.625% 04/01/09......  AAA       NR        1,182,380
                                                       ------------
             OKLAHOMA -- 1.0%
 1,075,000   Grand River Dam
              Authority, Oklahoma,
              Revenue Refunding,
              5.000% 06/01/99.......  A2        A-        1,090,147
                                                       ------------
             PENNSYLVANIA -- 11.1%
 5,425,000   Dauphin County,
              Pennsylvania, General
              Authority, School
              District Pooled
              Financing Program II,
              (AMBAC Insured),
              4.450% 09/01/32.......  Aaa       NR        5,457,278

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                        MARCH 31, 1998

                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
             PENNSYLVANIA -- (CONTINUED)
             Greene County,
              Pennsylvania,
              Industrial Development
              Authority, Series B:
$1,560,000   (Monongahela Power
              Company),
             4.350% 02/01/02........  A2        A-     $  1,561,388
 2,200,000   (Potomac Edison
              Company),
             4.350% 02/01/02........  A2        A-        2,201,958
             Monroeville,
              Pennsylvania, Hospital
              Authority Revenue
              Refunding, (Forbes
              Health System):
 1,000,000   4.875% 10/01/98........  A3        A-        1,005,180
 1,000,000   5.000% 10/01/99........  A3        A-        1,015,000
 1,000,000   5.125% 10/01/00........  A3        A-        1,022,210
                                                       ------------
                                                         12,263,014
                                                       ------------
             SOUTH CAROLINA -- 1.0%
 1,000,000   Medical University of
              South Carolina,
              Hospital Facilities
              Revenue Refunding,
              Series A,
              7.000% 07/01/00.......  A3        A+        1,062,300
                                                       ------------
             SOUTH DAKOTA -- 0.5%
   515,000   South Dakota Student
              Loan Assistance
              Corporation, Student
              Loan Revenue, Series
              A, (GTD STD LNS),
              7.000% 08/01/98.......  NR        A+          520,660
                                                       ------------
             TENNESSEE -- 2.1%
 2,100,000   McMinn County,
              Tennessee, Industrial
              Development Board,
              PCR, Refunding,
              (Bowater Inc.
              Project),
              6.850% 04/01/01.......  Baa1      BBB       2,253,489
                                                       ------------
             TEXAS -- 14.3%
 1,000,000   Addison, Texas,
              Refunding, GO,
              (FGIC Insured),
              6.100% 09/01/99.......  Aaa       AAA       1,009,480
 1,010,000   Addison, Texas, CTFS
              Obligation, (FSA
              Insured),
              6.250% 02/15/01.......  Aaa       AAA       1,070,186
   655,000   Bexar County, Texas,
              Refunding Limited Tax,
              GO,
              6.100% 06/15/98.......  Aa        AA          656,277

                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
             TEXAS -- (CONTINUED)
             Brazos, Texas, Higher
              Education Authority
              Inc., Revenue
              Refunding, AMT, (GTD
              STD LNS):
$  950,000   Senior Lien, Series
              A-2,
             5.850% 06/01/01........  Aaa       NR     $    990,242
 1,415,000   Series C-1,
             6.000% 11/01/99........  Aa        NR        1,445,932
 1,000,000   Conroe, Texas,
              Independent School
              District, GO,
              Schoolhouse and
              Refunding, (MBIA
              Insured),
              7.000% 02/01/99.......  Aaa       AAA       1,027,120
 1,000,000   Dallas-Fort Worth,
              Texas, Regional
              Airport Revenue,
              6.000% 11/01/02.......  A1        A+        1,073,870
 1,650,000   Harris County, Texas,
              GO, Refunding,
              5.600% 10/01/01.......  Aa2       AA        1,731,032
 2,450,000   Houston, Texas, Water
              and Sewer System
              Revenue Refunding,
              Prior Lien, Series B,
              5.250% 12/01/99.......  A3        A         2,504,536
 3,000,000   Panhandle-Plains,
              Texas, Higher
              Education Authority
              Inc, Student Loan
              Revenue, Series E,
              (GTD STD LNS),
              5.550% 03/01/05.......  A         NR        3,116,670
 1,000,000   Texas State College,
              Texas, Student Loan
              Authority Revenue, GO,
              AMT,
              5.100% 08/01/01.......  Aa2       AA        1,028,510
                                                       ------------
                                                         15,653,855
                                                       ------------
             VIRGINIA -- 5.8%
 1,000,000   Ashland, Virginia, IDA,
              Educational Facilities
              Revenue, (Randolph-
              Macon College
              Project),
              4.375% 11/01/11.......  NR        A-        1,005,520
 2,350,000   Greenville County,
              Virginia, Industrial
              Development Authority
              Revenue,
              4.100% 08/01/00.......  Baa2      NR        2,343,679
 1,000,000   Virginia Beach,
              Virginia, GO, Series
              A,
              6.800% 06/01/99.......  Aa2       AA        1,035,140
 1,825,000   Virginia Education Loan
              Authority, (GTD STD
              LNS),
              6.625% 09/01/03.......  AAA       NR        1,979,997
                                                       ------------
                                                          6,364,336
                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                        MARCH 31, 1998

                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
             WASHINGTON -- 9.7%
$1,000,000   Conservation and
              Renewable Energy
              System Revenue,
              Washington,
              (Washington
              Conservation Project),
              5.050% 10/01/98.......  Aa1       AA-    $  1,006,780
 1,570,000   King County,
              Washington, GO, Series
              A,
              9.000% 12/01/98.......  Aa1       AA+       1,624,997
 1,000,000   Washington State,
              Revenue, GO, Series B,
              Pre-Refunded,
              6.600% 08/01/01.......  Aa1       AA+       1,058,170
             Revenue Refunding,
              (Nuclear Project No. 2
              ):
 4,000,000   Series A,
             5.000% 07/01/00........  Aa1       AA-       4,078,960
 1,000,000   Series C,
              7.300% 07/01/00.......  Aa1       AA-       1,068,020
 1,675,000   (MBIA-IBC Insured),
             7.200% 07/01/99........  Aaa       AAA       1,742,737
                                                       ------------
                                                         10,579,664
                                                       ------------
             WISCONSIN -- 1.0%
 1,115,000   Kenosha, Wisconsin, GO,
              Refunding, Promissory
              Notes, Series B,
              4.150% 12/01/99.......  A1        AA-       1,116,728
                                                       ------------
             TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $108,483,127)............           109,537,155
                                                       ------------

  SHARES                                                  VALUE
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
INVESTMENT COMPANY -- 4.1% (Cost $4,437,000)
 4,437,000   AIM Tax-Exempt Fund.............          $  4,437,000
                                                       ------------
TOTAL INVESTMENTS
 (Cost $112,920,126*)........................  104.1%   113,974,155
OTHER ASSETS AND
 LIABILITIES (NET)...........................   (4.1)    (4,513,052)
                                               -----   ------------
NET ASSETS...................................  100.0%  $109,461,103
                                               =====   ============

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $1,065,305 and gross depreciation of $11,276 for federal income tax purposes. At March 31, 1998, the aggregate cost of securities for federal income tax purposes was $112,920,126.

Nations Short-Term Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 1998 (as a percentage of net assets):

   AMBAC                                                                   10.8%

Nations Short-Term Municipal Bond Fund had the following industry concentrations greater than 10% at March 31, 1998 (as a percentage of net assets):

   Power/Utilities Revenue                                                10.97%
   Pollution Control Revenue/
     Industrial Development Revenue                                       10.52%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1998

                                             RATING
 PRINCIPAL                                (UNAUDITED)
  AMOUNT                                 MOODY'S   S&P       VALUE
----------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 97.0%
              ALABAMA -- 1.7%
$ 2,500,000   Birmingham, Alabama,
               Industrial Water Board,
               Industrial Water Supply
               Revenue,
               6.000% 07/01/07........   NR        AAA    $  2,793,025
  2,500,000   Birmingham, Alabama,
               Special Care Facility
               Financing Authority
               Revenue, (Baptist
               Medical Centers),
               Series A, (MBIA
               Insured),
               5.500% 08/15/05........   Aaa       AAA       2,587,950
  5,750,000   Courtland, Alabama,
               Industrial Development
               Board, Solid Waste
               Disposal, Series A,
               6.375% 03/01/29........   Baa1      BBB       6,141,804
  3,600,000   Jefferson County,
               Alabama, Sewer Revenue
               Refunding, Series A,
               (FGIC Insured),
               5.625% 02/01/18........   Aaa       AAA       3,755,556
                                                          ------------
                                                            15,278,335
                                                          ------------
              ALASKA -- 1.3%
  3,000,000   Alaska State, Housing
               Finance Corporation,
               Series A, (MBIA
               Insured),
               5.400% 06/01/08........   Aaa       AAA       3,135,810
              Alaska State, Student
               Loan Corporation,
               Student Loan Revenue,
               Series A, AMT, (AMBAC
               Insured):
  3,280,000   5.250% 07/01/03.........   Aaa       AAA       3,399,851
  1,500,000   5.150% 07/01/05.........   Aaa       AAA       1,551,195
  1,250,000   5.200% 07/01/06.........   Aaa       AAA       1,297,438
  2,000,000   Anchorage, Alaska, GO,
               Series A, (AMBAC
               Insured),
               5.100% 08/01/07........   Aaa       AAA       2,079,680
                                                          ------------
                                                            11,463,974
                                                          ------------
              ARIZONA -- 3.0%
  2,000,000   Arizona State,
               Transportation Board,
               Excise Tax Revenue,
               (Maricopa County
               Regional Area Project),
               Series A, (AMBAC
               Insured),
               5.500% 07/01/02........   Aaa       AAA       2,106,460
              Arizona State,
               University, Revenue
               Refunding:
  2,250,000   6.000% 07/01/07.........   A1        AA        2,513,723
    955,000   Series A,
               6.500% 07/01/01........   A1        AA        1,025,804

                                             RATING
 PRINCIPAL                                (UNAUDITED)
  AMOUNT                                 MOODY'S   S&P       VALUE
----------------------------------------------------------------------
              ARIZONA -- (CONTINUED)
$ 5,000,000   Central Arizona Water
               Conservation, Series A,
               5.500% 11/01/09........   A1        AA-    $  5,386,400
  1,100,000   Glendale, Arizona,
               Refunding, GO, (FGIC
               Insured),
               4.950% 07/01/01........   Aaa       AAA       1,129,799
  7,000,000   Maricopa County,
               Arizona, School
               District No. 4-Mesa
               University, Series D,
               (AMBAC-TCRS Insured),
               6.900% 07/01/00........   Aaa       AAA       7,446,390
    300,000   Maricopa County,
               Arizona, Union High
               School District No.
               210-Phoenix, Series D,
               6.700% 07/01/03........   Aa3       AA          326,112
              Pima County, Arizona,
               Union School District
               No. 1-Tucson, (MBIA
               Insured):
    400,000   6.700% 07/01/04.........   Aaa       AAA         435,200
  2,125,000   (Project of 1989),
               Series G, GO,
               7.300% 07/01/05........   Aaa       AAA       2,510,156
              Scottsdale, Arizona,
               Refunding, GO:
  1,285,000   5.250% 07/01/09.........   Aa1       AA+       1,356,472
  1,000,000   5.500% 07/01/10.........   Aa1       AA+       1,078,630
    400,000   Tempe, Arizona, GO,
               5.600% 07/01/00........   Aa1       AA+         412,152
                                                          ------------
                                                            25,727,298
                                                          ------------
              ARKANSAS -- 0.9%
  7,000,000   Hot Springs, Arkansas,
               Industrial Development
               Revenue Refunding,
               (Willamette
               Industries),
               6.650% 12/01/02........   NR        A-        7,676,900
                                                          ------------
              COLORADO -- 2.0%
  1,500,000   Arapahoe County,
               Colorado, School
               District No. 5, (Cherry
               Creek),
               7.000% 12/15/04........   Aa        AA        1,628,910
              Denver, Colorado, City
               and County GO:
  3,445,000   Series A,
               5.700% 08/01/01........   Aa2       AA        3,602,540
  7,000,000   Series C,
               5.750% 08/01/06........   Aa2       AA        7,270,130
  3,500,000   Denver Metropolitan
               Major League Baseball
               Stadium District,
               Revenue Refunding and
               Improvement-Sales
               Tax-Series A, (FGIC
               Insured),
               5.900% 10/01/99........   Aaa       AAA       3,610,075

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                             RATING
 PRINCIPAL                                (UNAUDITED)
  AMOUNT                                 MOODY'S   S&P       VALUE
----------------------------------------------------------------------
              COLORADO -- (CONTINUED)
$ 1,500,000   Northglenn, Colorado,
               Refunding, Water and
               Sewer, GO, (FSA
               Insured),
               5.250% 12/01/04........   Aaa       AAA    $  1,586,205
                                                          ------------
                                                            17,697,860
                                                          ------------
              CONNECTICUT -- 2.8%
              Connecticut State,GO:
    300,000   Series A,
               6.600% 03/01/04........   AAA       AAA         326,343
  1,000,000   Series B,
               4.800% 03/15/01........   Aa3       AA-       1,022,750
  2,500,000   Series C,
               5.500% 08/01/07........   Aa3       AA-       2,700,525
  6,625,000   Series D,
               5.500% 03/15/01........   Aa3       AA-       7,171,628
  6,140,000   Connecticut State,
               Special Tax Obligation,
               Revenue Refunding,
               (Transportation
               Infastructure Project),
               Series A, (FGIC-TCRS
               Insured),
               5.100% 09/01/04........   Aaa       AAA       6,423,176
  6,465,000   Connecticut State,
               Housing Finance
               Authority,
               5.600% 11/15/21........   Aa2       AA        6,614,341
                                                          ------------
                                                            24,258,763
                                                          ------------
              DISTRICT OF COLUMBIA -- 0.6%
  1,100,000   District of Columbia,
               GO, Series A, (AMBAC
               Insured),
               7.000% 06/01/98........   Aaa       AAA       1,105,819
              District of Columbia,
               Hospital Revenue,
               Refunding, (Medlantic
               Healthcare Group),
               Series A, (MBIA
               Insured):
  1,000,000   6.000% 08/15/06.........   Aaa       AAA       1,095,580
  1,350,000   6.000% 08/15/07.........   Aaa       AAA       1,486,026
  1,500,000   Metropolitan Washington,
               D.C., Airport Authority
               of Virginia, General
               Airport Revenue, Series
               A, AMT, (MBIA Insured),
               5.600% 10/01/06........   Aaa       AAA       1,611,915
                                                          ------------
                                                             5,299,340
                                                          ------------
              FLORIDA -- 6.6%
  5,895,000   Alachua County, Florida,
               Public Improvement
               Revenue, Refunding,
               (FSA Insured),
               5.000% 08/01/14........   Aaa       AAA       5,881,559
  1,000,000   Broward County, Florida,
               School District,
               Refunding,
               5.100% 02/15/02........   A1        AA-       1,035,960

                                             RATING
 PRINCIPAL                                (UNAUDITED)
  AMOUNT                                 MOODY'S   S&P       VALUE
----------------------------------------------------------------------
              FLORIDA -- (CONTINUED)
$ 2,700,000   Duval County, Florida,
               Housing Finance
               Authority Refunding,
               (Greentree Place
               Project),
               6.750% 04/01/25........   NR        BBB+   $  2,869,209
  4,800,000   Duval County, Florida,
               Housing Finance
               Authority, Multi-
               Family Mortgage
               Revenue, Refunding,
               (The Cove Project),
               6.100% 10/01/02........   NR        AAA       5,047,871
  3,035,000   Florida State Board of
               Education, Capital
               Outlay, Public
               Education, Series A,
               5.400% 01/01/06........   Aa2       AA+       3,234,308
  3,000,000   Florida State,
               Refunding, Senior Lien,
               GO,
               5.000% 07/01/19........   Aa2       AA+       2,934,450
  3,650,000   Florida State Division
               of Bond Financing,
               Department of General
               Services Revenue,
               Department of Natural
               Resources-Preservation
               2000, Series A, (AMBAC
               Insured),
               6.200% 07/01/00........   Aaa       AAA       3,833,741
              Florida State Housing
               Finance Agency,
               Refunding, Multi-
               family Housing:
  7,440,000   (Altamonte Project),
               Series C,
               7.000% 12/01/24........   NR        BBB+      8,227,523
  2,000,000   (Andover Project),
               Series E,
               6.350% 05/01/26........   NR        BBB+      2,141,320
              Jacksonville, Florida,
               Electric Authority
               Revenue, Refunding,
               (St. John River), Issue
               2:
    300,000   Series 6-C,
               6.400% 10/01/00........   Aa2       AA          318,069
              Series 10:
  5,900,000   5.000% 10/01/04.........   Aa2       AA        6,138,537
  1,500,000   4.600% 10/01/00.........   Aa2       AA        1,526,565
  2,080,000   Nassau County, Florida,
               Pollution Control
               Revenue Refunding, (ITT
               Rayonier Inc. Project),
               5.700% 06/01/01........   Baa2      BBB+      2,158,978
              Orlando Utilities
               Commission, Florida,
               Water and Electric
               Revenue, Refunding:
  1,000,000   5.200% 10/01/00.........   Aa1       AA        1,031,640
  4,000,000   5.600% 10/01/03.........   Aa1       AA        4,276,520

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                             RATING
 PRINCIPAL                                (UNAUDITED)
  AMOUNT                                 MOODY'S   S&P       VALUE
----------------------------------------------------------------------
              FLORIDA -- (CONTINUED)
$ 5,490,000   Pinellas County,
               Florida, Resource
               Recovery Revenue,
               Refunding, Series A,
               (MBIA Insured),
               6.600% 10/01/00........   Aaa       AAA    $  5,847,948
    600,000   Tampa, Florida,
               Guaranteed Entitlement
               Revenue, Refunding,
               (AMBAC Insured),
               6.500% 10/01/99........   Aaa       AAA         623,538
                                                          ------------
                                                            57,127,736
                                                          ------------
              GEORGIA -- 3.4%
  8,500,000   Burke County, Georgia,
               Development Authority,
               PCR, (Oglethorpe Power
               Corporation Project),
               Series B,
               4.900% 01/01/06........   A3        A         8,703,065
  3,000,000   Cartersville, Georgia,
               Development Authority,
               Revenue Refunding,
               Sewer Facilities,
               (Anheuser Busch
               Companies Inc.),
               5.625% 05/01/09........   A1        A+        3,213,360
  1,500,000   Fulco, Georgia, Hospital
               Authority Revenue,
               Revenue Anticipation
               Certificates, St.
               Joseph's Hospital,
               5.100% 10/01/05........   A3        A         1,581,450
  1,105,000   Fulton County, Georgia,
               Development Authority
               Revenue, (Clark
               University Project),
               (CONNIE LEE Insured),
               5.100% 01/01/05........   Baa2      AAA       1,144,449
  5,000,000   Fulton De Kalb, Georgia,
               Hospital Authority,
               Hospital Revenue
               Refunding, (Grady
               Memorial Hospital
               Projects), (MBIA
               Insured),
               5.250% 01/01/04........   Aaa       AAA       5,249,750
    300,000   Georgia Municipal
               Electric Authority,
               Power Revenue,
               Refunded, Series U,
               6.800% 01/01/03........   AAA       A           326,664
              Georgia State, GO:
  2,940,000   7.250% 09/01/04.........   Aaa       AAA       3,435,155
    300,000   Series D,
               7.000% 11/01/00........   Aaa       AAA         322,884

                                             RATING
 PRINCIPAL                                (UNAUDITED)
  AMOUNT                                 MOODY'S   S&P       VALUE
----------------------------------------------------------------------
              GEORGIA -- (CONTINUED)
              Gwinnett County,
               Georgia, School
               District:
$ 1,500,000   4.500% 02/01/15.........   Aa1       AA+    $  1,403,865
  4,000,000   Refunding, Series B,
               6.200% 02/01/03........   Aa1       AA+       4,355,520
                                                          ------------
                                                            29,736,162
                                                          ------------
              GUAM -- 0.2%
  1,500,000   Government of Guam, GO,
               Series A,
               5.200% 11/15/08........   NR        BBB       1,530,165
                                                          ------------
              HAWAII -- 1.7%
              Hawaii State, GO:
  1,000,000   Series BU,
               5.850% 11/01/01........   Aa        A+        1,056,810
  2,000,000   Series CJ,
               5.625% 01/01/02........   Aa3       A+        2,100,620
  2,000,000    Series CL,
               5.000% 03/01/03........   Aa3       A+        2,064,960
  5,000,000   Series CN, (FGIC
               Insured),
               6.250% 03/01/04........   Aaa       AAA       5,501,600
              Honolulu, Hawaii, City
               and County, Refunding,
               GO,
              Series A:
  2,500,000   7.350% 07/01/07.........   Aa2       AA        3,018,425
  1,300,000   5.250% 01/01/01.........   Aa2       AA        1,339,104
                                                          ------------
                                                            15,081,519
                                                          ------------
              ILLINOIS -- 7.3%
  2,500,000   Chicago, Illinois, Gas
               Supply Revenue,
               6.875% 03/01/15........   Aa3       AA-       2,738,725
              Chicago, Illinois,
               Metropolitan Water
               Reclamation District-
               Greater Chicago Capital
               Improvement:
  2,165,000   5.750% 12/01/01.........   Aa2       AA        2,287,366
  1,100,000   5.000% 12/01/02.........   Aa2       AA        1,139,710
  2,000,000   Chicago, Illinois,
               O'Hare International
               Airport Revenue,
               Passenger Facility
               Charge, Series B, AMT,
               (AMBAC Insured),
               5.000% 01/01/02........   Aaa       AAA       2,051,360
  5,000,000   Chicago, Illinois, Park
               District, GO,
               6.600% 11/15/14........   A1        AA-       5,608,500
              Chicago, Illinois,
               School Financing
               Authority, GO, Series
               A, (MBIA Insured):
  2,000,000   4.800% 06/01/04.........   Aaa       AAA       2,043,760
  1,160,000   4.900% 06/01/05.........   Aaa       AAA       1,188,803
  4,000,000   Chicago, Illinois, Water
               Revenue, (AMBAC
               Insured),
               5.400% 11/01/02........   Aaa       AAA       4,196,400
  1,500,000   Cook County, Illinois,
               Capital Improvement,
               GO, (FGIC Insured),
               5.100% 11/15/03........   Aaa       AAA       1,563,855

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                             RATING
 PRINCIPAL                                (UNAUDITED)
  AMOUNT                                 MOODY'S   S&P       VALUE
----------------------------------------------------------------------
              ILLINOIS -- (CONTINUED)
$ 2,000,000   Cook County, Illinois,
               Community College
               District Number 508,
               Chicago Certificates of
               Participation, (FGIC
               Insured),
               8.750% 01/01/07........   Aaa       AAA    $  2,589,600
              Du Page County,
               Illinois, GO, Refunded:
    100,000   (Jail Project),
               9.000% 01/01/00........   AAA       AAA         108,607
    300,000   (Stormwater Project),
               9.000% 01/01/00........   AAA       AAA         325,821
  1,145,000   Du Page County,
               Illinois, School
               District GO, (FGIC
               Insured),
               6.750% 02/01/11........   Aaa       NR        1,361,852
  1,100,000   Illinois State, GO,
              5.500% 08/01/03.........   Aa3       AA        1,163,855
  1,000,000   Illinois State Health
               Facilities Authority
               Revenue, (Lutheran
               General Health Systems
               Project), Series C,
               5.250% 04/01/02........   A1        A+        1,034,570
 12,500,000   Illinois State Sales Tax
               Revenue Refunding,
               Series S,
               6.000% 06/15/03........   Aa3       AAA      13,519,500
  1,595,000   Lake County, Illinois,
               High School District
               No. 125, (Adlai E.
               Stevenson High School),
               5.000% 01/01/04........   Aa1       NR        1,652,069
  1,050,000   Lansing, Illinois, Sales
               Tax Increment Revenue,
               Refunding,
               6.500% 12/01/02........   NR        BBB       1,137,423
              Metropolitan Pier and
               Exposition Authority,
               Illinois, Dedicated Tax
               Revenue Refunding:
  2,400,000   (MBIA-IBC Insured),
               6.500% 06/01/05........   Aaa       AAA       2,706,744
  2,000,000   (McCormick Place
               Expansion Project),
               Series A, (AMBAC
               Insured),
               6.000% 12/15/06........   Aaa       AAA       2,221,560
              Regional Transportation
               Authority, Illinois,
               Series A,
  3,300,000   (AMBAC Insured),
               5.800% 06/01/05........   Aaa       AAA       3,570,600
  1,000,000   (FGIC Insured),
               6.350% 11/01/04........   Aaa       AAA       1,091,880
  8,750,000   Springfield, Illinois,
               Airport Authority,
               Garrett Aviation
               Services Project,
               4.400% 02/01/08........   Aaa       AAA       8,566,250
                                                          ------------
                                                            63,868,810
                                                          ------------

                                             RATING
 PRINCIPAL                                (UNAUDITED)
  AMOUNT                                 MOODY'S   S&P       VALUE
----------------------------------------------------------------------
              INDIANA -- 0.5%
              Indiana Health
               Facilities Financing
               Authority, Hospital
               Revenue:
$ 2,000,000   (Clarian Health Partners
               Inc. Project), Series
               A,
               5.000% 02/15/04........   Aa3       AA     $  2,058,280
              (Methodist Hospital Inc.
               Project):
  1,280,000   6.200% 09/15/00.........   A2        NR        1,343,373
  1,040,000   6.500% 09/15/02.........   A2        NR        1,133,174
                                                          ------------
                                                             4,534,827
                                                          ------------
              IOWA -- 1.2%
              Iowa Student Loan
               Liquidity Corporation,
               Student Loan Revenue:
  7,000,000   Series B,
               4.900% 12/01/05........   Aaa       NR        7,138,460
  3,000,000   Series C, (AMBAC
               Insured),
               6.500% 12/01/99........   Aaa       AAA       3,122,760
                                                          ------------
                                                            10,261,220
                                                          ------------
              KANSAS -- 1.4%
  5,000,000   Kansas State Department
               of Transportation,
               Highway Revenue,
              7.250% 03/01/05.........   Aa2       AA        5,849,700
  5,000,000   Kansas State Department
               of Transportation,
               Highway Revenue, (AMBAC
               Insured),
              5.500% 10/01/06.........   Aaa       AAA       5,382,850
  2,175,000   Labette County, Kansas,
               Single Family Mortgage
               Revenue, Refunded,
               6.300% 12/01/14+.......   AAA       A-          941,123
                                                          ------------
                                                            12,173,673
                                                          ------------
              MAINE -- 0.1%
  1,000,000   Maine State, Municipal
               Board Refunding, Series
               E, (AMBAC Insured),
               5.250% 11/01/04........   Aaa       AAA       1,055,100
                                                          ------------
              MARYLAND -- 2.5%
  2,000,000   Baltimore County,
               Maryland, Consolidated
               Public Improvement
               Bonds, Refunded,
               6.900% 04/01/03........   AAA       AAA       2,152,120
  1,500,000   Baltimore, Maryland,
               Port Facilities
               Revenue, Consolidated
               Coal Sales, Series 85,
               6.500% 12/01/10........   Aa3       AA        1,650,090
              Maryland State, GO,
               Third Series:
  4,890,000   6.250% 07/15/02.........   Aaa       AAA       5,216,261
  1,500,000   6.800% 07/15/04,
               Refunded...............   AAA       AAA       1,614,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

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Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                             RATING
 PRINCIPAL                                (UNAUDITED)
  AMOUNT                                 MOODY'S   S&P       VALUE
----------------------------------------------------------------------
              MARYLAND  -- (CONTINUED)
$ 1,490,000   Maryland State,
               Transportation
               Authority, Special
               Obligation Revenue,
               (Baltimore-Washington
               D.C. International
               Airport Project),
               Series A, AMT, (FGIC
               Insured),
               6.400% 07/01/19........   Aaa       AAA    $  1,582,082
  1,000,000   Prince Georges County,
               Maryland, Consolidated
               Public Improvement,
               (MBIA Insured),
               5.375% 01/01/09........   Aaa       AAA       1,055,230
  3,500,000   Prince Georges County,
               Maryland, Solid Waste
               Management Systems
               Revenue, (FSA Insured),
               5.200% 06/15/06........   Aaa       AAA       3,644,725
              Washington County,
               Maryland, Suburban
               Sanitation District
               Authority, GO,
               Refunded:
  2,500,000   Water Supply Revenue,
               4.900% 12/01/05........   Aa1       AA        2,588,675
  2,000,000   General Construction
               Revenue,
               5.000% 06/01/04........   Aa1       AA        2,080,500
                                                          ------------
                                                            21,583,683
                                                          ------------
              MASSACHUSETTS -- 4.0%
              Massachusetts State,
               Refunding, GO:
  1,000,000   Series B,
               5.000% 11/01/01........   A1        AA-       1,029,440
  5,000,000   Series C,
               5.000% 08/01/07........   A1        AA-       5,151,250
 12,840,000   Series C, (AMBAC
               Insured),
               4.950% 08/01/05........   Aaa       AAA      13,302,240
    400,000   Series D, GO,
               6.375% 07/01/00........   Aa3       AA-         420,876
  4,500,000   Massachusetts
               Educational Financing,
               Authority, Issue
               G -- Series A,
               4.800% 12/01/09........   NR        AAA       4,440,420
  6,000,000   Massachusetts State
               Water Resources
               Authority, Refunding,
               Series B, GO,
               5.125% 03/01/04........   A         A         6,236,880
  2,000,000   New England Education
               Loan Marketing
               Corporation, Series A,
               AMT, GO,
               5.700% 07/01/05........   A1        A-        2,100,220

                                             RATING
 PRINCIPAL                                (UNAUDITED)
  AMOUNT                                 MOODY'S   S&P       VALUE
----------------------------------------------------------------------
              MASSACHUSETTS -- (CONTINUED)
$ 2,000,000   University of Lowell,
               Building Authority,
               Massachusetts
               Gauranteed Bond, Series
               A, (AMBAC Insured),
               5.700% 11/01/09........   Aaa       AAA    $  2,159,220
                                                          ------------
                                                            34,840,546
                                                          ------------
              MICHIGAN -- 1.3%
  7,500,000   Detroit, Michigan,
               Convention Facilities,
               Revenue Refunding,
               (Cobo Hall Expansion
               Project), (FSA
               Insured),
               5.100% 09/30/04........   Aaa       AAA       7,802,625
              Detroit, Michigan,
               Refunding, GO, Series
               B:
  1,000,000   6.750% 04/01/03.........   Baa2      BBB+      1,099,280
  2,000,000   7.000% 04/01/04.........   Baa2      BBB+      2,245,860
                                                          ------------
                                                            11,147,765
                                                          ------------
              MINNESOTA -- 1.1%
    900,000   Metropolitan Council,
               Minnesota,
               Minneapolis-St. Paul
               Metropolitan Area,
               Refunding, Series A,
               5.000% 12/01/04........   Aaa       AAA         929,403
  1,390,000   Rochester, Minnesota,
               Health Care Facilities
               Revenue, (Mayo
               Foundation/Mayo Medical
               Center), Series C,
               7.100% 11/15/00........   NR        AA+       1,462,016
    900,000   St. Paul, Minnesota,
               Sewer Revenue
               Refunding, (AMBAC
               Insured),
               5.100% 12/01/01........   Aaa       AAA         930,519
              Southern Minnesota
               Municipal Power Agency,
               Power Supply Systems
               Revenue, Series B:
  2,150,000   Refunded Balance,
               5.800% 01/01/07........   AAA       AAA       2,360,743
  3,850,000   Unrefunded Balance,
               5.800% 01/01/07........   A2        A+        4,100,058
                                                          ------------
                                                             9,782,739
                                                          ------------
              MISSOURI -- 1.2%
  4,000,000   Kansas City, Missouri,
               Industrial Development
               Authority, Review,
               4.900% 12/31/08........   Baa2      NR        3,952,360
    400,000   Metropolitan Saint
               Louis, Missouri, Sewer
               District, Mississippi
               River Subdistrict,
               (FGIC Insured),
              6.300% 02/15/01.........   Aaa       AAA         416,259

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                             RATING
 PRINCIPAL                                (UNAUDITED)
  AMOUNT                                 MOODY'S   S&P       VALUE
----------------------------------------------------------------------
              MISSOURI -- (CONTINUED)
              Missouri State:
               Refunding, 3rd State
               Building, Refunding:
$   300,000   Series B,
               5.500% 11/01/01........   Aaa       AAA    $    315,414
              State Water Pollution
               Control, Series B:
    200,000   5.700% 11/01/02.........   Aaa       AAA         210,692
    300,000   5.800% 11/01/03.........   Aaa       AAA         317,028
    400,000   Missouri State Board of
               Public Buildings, State
               Office Buildings,
               Special Obligation,
               5.900% 12/01/01........   Aa        AA          424,352
  1,000,000   Missouri State
               Environmental
               Improvement and Energy
               Resource Authority,
               Pollution Control
               Revenue, (Association
               of Electrical
               Cooperation Thomas
               Hill),
               5.500% 12/01/05........   A3        A-        1,072,210
              Missouri State Health
               and Educational
               Facilities Authority:
    300,000   (Baptist Medical
               Center), Series A,
              7.300% 07/01/99.........   NR        NR          313,125
              (Christian Health),
               Series A, (FGIC
               Insured):
    300,000   6.400% 02/15/00.........   Aaa       AAA         313,674
    600,000   6.600% 02/15/02.........   Aaa       AAA         651,582
    700,000   (Sisters of Mercy),
               Series E,
               7.000% 06/01/99........   Aa1       AA+         725,417
  1,500,000    (SSM Health Care),
               Series AA, (MBIA
               Insured),
               5.400% 06/01/00........   Aaa       AAA       1,544,250
    600,000   St. Louis County,
               Missouri, GO,
              Pattonville R-3 School
               District, (FGIC
               Insured),
               5.700% 02/01/01........   Aaa       AAA         626,916
                                                          ------------
                                                            10,883,276
                                                          ------------
              MISSISSIPPI -- 1.3%
  8,000,000   Adams County,
               Mississippi, Pollution
               Control Revenue
               Refunding,
               (International Paper
               Company), Series A,
               5.500% 12/01/05........   A3        A-        8,540,080
  2,370,000   Mississippi Higher
               Education, Series C,
               (GTD STD LNS),
               6.400% 01/01/03........   NR        A         2,510,565
                                                          ------------
                                                            11,050,645
                                                          ------------

                                             RATING
 PRINCIPAL                                (UNAUDITED)
  AMOUNT                                 MOODY'S   S&P       VALUE
----------------------------------------------------------------------
              NEBRASKA -- 0.1%
$ 1,000,000   Nebraska Public Power
               District Revenue, Power
               Supply System,
               5.300% 01/01/02........   A1        A+     $  1,039,490
                                                          ------------
              NEVADA -- 1.8%
              Clark County, Nevada,
               GO:
  6,500,000   (FGIC Insured),
               6.900% 09/01/99........   Aaa       AAA       6,777,745
  2,500,000   Series B, (AMBAC
               Insured),
               6.500% 06/01/10........   Aaa       AAA       2,764,625
              Nevada State, Municipal
               GO:
  1,000,000   (BD Bank Project),
               Series 39-A,
               6.000% 07/01/01........   NR        AA        1,056,250
  1,000,000   Series A,
               5.800% 05/01/00........   Aa2       AA        1,037,890
  1,000,000   ETM, Refunded,
               7.000% 01/01/03........   Aaa       AAA       1,064,420
  2,910,000   Reno, Nevada, GO, Series
               A, (FGIC Insured),
               5.300% 04/01/05........   Aaa       AAA       3,047,148
                                                          ------------
                                                            15,748,078
                                                          ------------
              NEW JERSEY -- 1.9%
  1,100,000   Bergen County, New
               Jersey, Utilities
               Authority, Water
               Pollution Control
               Revenue, Series B,
               5.500% 12/15/02........   Aaa       AAA       1,163,778
  3,490,000   Middlesex County, New
               Jersey, General
               Improvement, GO,
               4.875% 08/01/07........   Aaa       AA+       3,612,883
  3,230,000   Monmouth County, New
               Jersey, Refunded,
               5.000% 12/01/04........   Aaa       AA+       3,374,898
  5,000,000   New Jersey State, GO,
               Series D,
               5.500% 02/15/04........   Aa1       AA+       5,329,550
  1,100,000   New Jersey State,
               Transportation Trust
               Fund Authority,
               Transportation System,
               Refunded, Series A,
               (AMBAC Insured),
               5.200% 12/15/00........   AAA       AAA       1,136,916
              University of Medicine
               and Dentistry, New
               Jersey, Revenue Bonds,
               Series C:
  1,000,000   7.000% 12/01/00.........   A3        AA-       1,067,560
  1,000,000   7.000% 12/01/01.........   A3        AA-       1,070,710
                                                          ------------
                                                            16,756,295
                                                          ------------
              NEW MEXICO -- 1.6%
  1,400,000   Albuquerque, New Mexico,
               GO, Series A,
               4.700% 07/01/00........   Aa3       AA        1,424,430

                       SEE NOTES TO FINANCIAL STATEMENTS.

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Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                             RATING
 PRINCIPAL                                (UNAUDITED)
  AMOUNT                                 MOODY'S   S&P       VALUE
----------------------------------------------------------------------
              NEW MEXICO -- (CONTINUED)
              Bernalillo County, New
               Mexico, Gross Receipts
               Tax Revenue:
$ 2,500,000   5.200% 04/01/21.........   Aa3       AA     $  2,550,675
  4,000,000   5.250% 04/01/27.........   Aa3       AA        4,108,760
              New Mexico Mortgage
               Financial Authority,
               AMT, (Single Family
               Mortgage Project):
  1,355,000   Series C-2,
               5.950% 07/01/17........   Aaa       NR        1,419,552
  2,175,000   Series E-2,
               5.600% 07/01/17........   NR        AAA       2,222,154
  2,000,000   New Mexico State, GO,
               (Capital Projects),
               5.250% 09/01/03........   Aa1       AA+       2,047,700
                                                          ------------
                                                            13,773,271
                                                          ------------
              NEW YORK -- 4.9%
 10,000,000   Metropolitan Transit
               Authority, New York,
               Commuter Facilities
               Revenue,
               5.250% 07/01/17........   Baa1      BBB+      9,856,200
  3,000,000   Municipal Assistance
               Corporation for the
               City of New York,
               Series J, (GO of Corp),
               5.750% 07/01/03........   Aa2       AA        3,210,990
  5,000,000   New York, New York,
               Series E, (MBIA
               Insured),
               5.800% 05/15/05........   Aaa       AAA       5,365,700
  1,500,000   New York, New York, City
               Municipal Water Finance
               Authority,
               5.000% 06/15/08........   A2        A-        1,544,625
  1,100,000   New York State, Serial
               Bonds, GO,
               6.700% 11/15/99........   A2        A         1,149,489
              New York State Dormitory
               Authority Revenue:
  5,000,000   City University, Series
               B,
               5.250% 07/01/06........   Baa1      BBB+      5,172,050
  7,000,000   State University
               Educational Facilities,
               Series A,
               5.400% 05/15/04........   A3        A-        7,367,920
              Westchester County, New
               York, GO, Series D:
  2,960,000    4.625% 11/15/07........   Aaa       AAA       3,023,314
  1,835,000   4.625% 11/15/11.........   Aaa       AAA       1,814,815
  1,720,000   4.625% 11/15/15.........   Aaa       AAA       1,645,902
  1,680,000   4.625% 11/15/16.........   Aaa       AAA       1,602,182
  1,565,000   4.625% 11/15/17.........   Aaa       AAA       1,489,254
                                                          ------------
                                                            43,242,441
                                                          ------------

                                             RATING
 PRINCIPAL                                (UNAUDITED)
  AMOUNT                                 MOODY'S   S&P       VALUE
----------------------------------------------------------------------
              NORTH CAROLINA -- 3.2%
$ 4,440,000   Charlotte -- Mecklenberg
               Hospital, Health Care
               Services, Series A,
               5.000% 01/15/17........   Aa3       AA     $  4,344,407
              Mecklenburg County,
               North Carolina, GO:
  3,000,000   Public Improvement,
               Refunding,
               6.200% 01/01/04........   AAA       AAA       3,240,300
  8,000,000   Revenue Refunding,
               5.750% 03/01/03........   Aaa       AAA       8,504,000
  4,000,000   North Carolina Medical
               Care Community, Health
               Care Facilities
               Revenue, (Carolina
               Medicorp Project),
               5.125% 05/01/16........   Aa3       AA        3,946,480
  3,550,000   North Carolina State,
               Prison Facilities,
               Series B,
               4.500% 06/01/07........   Aaa       AAA       3,589,725
  2,500,000   Pitt County, North
               Carolina, Revenue
               Bonds, (Pitt County
               Memorial Hospital),
               5.250% 12/01/21........   Aa        AA-       2,498,800
  1,950,000   Wake County, North
               Carolina, Special
               Obligations, (Solid
               Waste Management
               Projects),
               5.000% 02/01/05........   Aa2       AA        2,026,460
                                                          ------------
                                                            28,150,172
                                                          ------------
              OHIO -- 0.7%
  1,000,000   Cleveland, Ohio, GO,
               (AMBAC Insured),
               4.900% 09/01/04........   Aaa       AAA       1,034,430
  1,325,000   Ohio State, Higher
               Education Facilities,
               (Higher Education
               Facility-Case Western),
               Series A,
               6.000% 07/01/05........   Aa3       AA        1,456,997
  3,000,000   Ohio State, Highway
               Capital Improvements,
               GO, Series B,
               5.000% 05/01/07........   Aa1       AAA       3,124,350
    300,000   Ohio State, Water
               Development Authority
               Revenue, Refunded,
               (Pure Water Project),
               Series I, (MBIA
               Insured),
               7.000% 06/01/99........   Aaa       AAA         311,286
                                                          ------------
                                                             5,927,063
                                                          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                             RATING
 PRINCIPAL                                (UNAUDITED)
  AMOUNT                                 MOODY'S   S&P       VALUE
----------------------------------------------------------------------
              OKLAHOMA -- 0.6%
$ 5,000,000   Tulsa County, Oklahoma,
               Industrial Authority,
               Health Care Revenue,
               (St. Francis Hospital
               Inc.), Series B,
               5.150% 12/15/18........   NR        AA     $  5,197,300
                                                          ------------
              OREGON -- 0.7%
  3,000,000   Multnomah County,
               Oregon, School District
               Number 1J-Portland, GO,
               5.50% 06/01/05.........   Aa        AA-       3,212,190
  1,300,000   Portland, Oregon, Sewer
               System Revenue, Series
               A,
               5.450% 06/01/03........   A1        A+        1,373,892
  1,300,000   Washington County,
               Oregon, Sewer Revenue,
               Series A, (AMBAC
               Insured),
               5.300% 10/01/01........   Aaa       AAA       1,352,104
                                                          ------------
                                                             5,938,186
                                                          ------------
              PENNSYLVANIA -- 3.0%
  2,890,000   Erie, Pennsylvania,
               Water Authority, Water
               Revenue,
               7.125% 12/01/11........   NR        BBB-      3,174,260
  2,000,000   Geisinger Authority,
               Pennsylvania, Health
               Systems Revenue, Series
               A,
               6.000% 07/01/01........   Aa2       AA        2,108,160
  9,180,000   Pennsylvania Housing
               Finance Agency, Single
               Family Mortgage, Series
               61A,
               5.450% 10/01/21........   Aa2       AA+       9,211,120
  2,500,000   Philadelphia,
               Pennsylvania,
               Industrial Development
               Authority, Industrial
               Development Revenue
               Refunding, (Ashland Oil
               Inc. Project),
               5.700% 06/01/05........   Baa2      NR        2,659,675
  9,000,000   Philadelphia,
               Pennsylvania, Water and
               Wastewater Systems,
               (FGIC Insured),
               5.500% 06/15/03........   Aaa       AAA       9,494,010
                                                          ------------
                                                            26,647,225
                                                          ------------
              RHODE ISLAND -- 0.5%
    800,000   Pawtucket, Rhode Island,
               GO, (FGIC Insured),
               5.250% 04/15/01........   Aaa       AAA         827,128

                                             RATING
 PRINCIPAL                                (UNAUDITED)
  AMOUNT                                 MOODY'S   S&P       VALUE
----------------------------------------------------------------------
              RHODE ISLAND -- (CONTINUED)
$ 3,000,000   Rhode Island State,
               Consolidated Capital
               Development Loan,
               Series A,
               5.400% 08/01/06........   A1        AA-    $  3,131,400
                                                          ------------
                                                             3,958,528
                                                          ------------
              SOUTH CAROLINA -- 2.2%
  3,210,000   Greenville Hospital
               System, South Carolina,
               Hospital Facilities
               Revenue, Series B,
               5.500% 05/01/08........   Aa3       AA        3,414,220
              Piedmont Municipal Power
               Agency, South Carolina,
               Electric Revenue, (FGIC
               Insured):
  2,580,000   Series A,
               6.1250% 01/01/03.......   Aaa       AAA       2,780,156
  5,160,000   Series B,
               6.000% 01/01/07........   Aaa       AAA       5,686,836
  3,665,000   Richland County, South
               Carolina, Solid Waste
               Disposal Facilities
               Revenue, (Union Camp
               Corporation Project),
               Series A,
               6.750% 05/01/22........   A1        A-        3,994,484
  3,000,000   Spartanburg County,
               South Carolina, Health
               Services District Inc.,
               Hospital Revenue,
               Series B, (MBIA
               Insured),
               5.125% 04/15/17........   Aaa       AAA       2,965,800
    500,000   York County, South
               Carolina, Industrial
               Development Revenue,
               Exempt Facility,
               (Hoechst Celanese
               Corporation Project),
               AMT,
               5.700% 01/01/24........   A2        A+          509,510
                                                          ------------
                                                            19,351,006
                                                          ------------
              SOUTH DAKOTA -- 0.5%
  5,000,000   Education LNS Inc.,
               South Dakota, (GTD STD
               LNS),
               4.950% 06/01/10........   Aaa       NR        4,950,150
                                                          ------------
              TENNESSEE -- 2.3%
              McMinn County,
               Tennessee, Industrial
               Development Board,
               Pollution Control
               Revenue, (Calhoun
               Newsprint Co. Project):
  1,000,000   7.625% 03/01/16.........   Baa1      BBB       1,094,740
  4,500,000   7.400% 12/01/22.........   Baa1      BBB       5,027,625

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                             RATING
 PRINCIPAL                                (UNAUDITED)
  AMOUNT                                 MOODY'S   S&P       VALUE
----------------------------------------------------------------------
              TENNESSEE -- (CONTINUED)
              Metropolitan Government,
               Nashville and Davidson
               County, Tennessee:
$ 1,000,000   Health and Educational
               Facilities Board
               Revenue, Refunding and
               Improvement, (Meharry
               Medical College
               Project), (AMBAC
               Insured),
               6.000% 12/01/08........   Aaa       AAA    $  1,123,190
              Tennessee State, GO,
               Series A:
  5,000,000   7.000% 03/01/05.........   Aaa       AA+       5,793,600
  6,500,000   6.000% 05/01/07.........   Aaa       AAA       7,271,550
                                                          ------------
                                                            20,310,705
                                                          ------------
              TEXAS -- 10.6%
  2,175,000   Aldine, Texas,
               Independent School
               District, Capital
               Appreciation,
               Refunding, (PSF-GTD),
               5.450% 02/15/07+.......   Aaa       AAA       1,441,568
              Austin, Texas, Utilities
               Systems Revenue
               Refunded:
  5,000,000   Series A,
               8.000% 11/15/16........   AAA       AAA       5,568,150
  2,555,000   Series 2,
               5.600% 10/01/03........   AAA       AAA       2,722,582
    980,000   Brazos, Texas, Higher
               Education Authority
               Inc., Revenue
               Refunding, Senior Lien,
               Series A-2, AMT,
               (Guaranteed Student
               Loans),
               6.050% 06/01/03........   Aaa       NR        1,044,611
              Crowley, Texas,
               Independent School
               District, GO, (PSF-
               GTD):
  5,930,000   5.125% 08/01/25.........   Aaa       AAA       5,873,606
  6,285,000   5.125% 08/01/26.........   Aaa       AAA       6,215,048
  4,905,000   Dallas County, Texas,
               Refunding, Series B,
               5.250% 08/15/09........   Aaa       AAA       5,202,439
  1,000,000   Gulf Coast, Texas,
               Industrial Development
               Authority, (Champion
               International
               Corporation Project),
               7.000% 04/01/04........   Baa1      BBB       1,021,380

                                             RATING
 PRINCIPAL                                (UNAUDITED)
  AMOUNT                                 MOODY'S   S&P       VALUE
----------------------------------------------------------------------
              TEXAS -- (CONTINUED)
              Harris County, Texas,
               Health Facilities
               Development Authority,
               Hospital Revenue
               Refunding:
$ 1,000,000   (Memorial Hospital
               Systems Project --
               Series A),
               4.875% 06/01/05........   Aaa       AAA    $  1,022,700
  2,350,000   (Texas Childrens
               Hospital Project),
               (MBIA Insured),
               6.000% 10/01/05........   Aaa       AAA       2,573,861
  1,245,000   Houston, Texas, GO,
               6.800% 03/01/01........   Aa3       AA-       1,310,997
  2,500,000   Houston, Texas, Water
               Works and Sewer
               Revenue, Junior Lien,
               Series A, (MBIA
               Insured),
               5.800% 12/01/04........   Aaa       AAA       2,715,600
  1,500,000   Irving, Texas,
               Independent School
               District, Capital
               Appreciation Refunding,
               GO,
               (PSF-GTD),
               5.350% 02/15/02+.......   Aaa       AAA       1,269,765
  7,520,000   Lower Colorado River
               Authority, Texas,
               Revenue Refunding,
               Junior Lien, (Fifth
               Supply), (AMBAC
               Insured),
               5.300% 01/01/06........   Aaa       AAA       7,879,682
  5,000,000   North Central Texas
               Health Facilities
               Development
               Corporation, Health
               Facilities Revenue,
               (Presbyterian
               Healthcare), Series B,
               (MBIA Insured),
               5.500% 06/01/16........   Aaa       AAA       5,301,900
  1,100,000   San Antonio, Texas,
               Electric and Gas
               Revenue Refunding,
               5.200% 02/01/01........   Aa1       AA        1,132,791
              San Antonio, Texas,
               Water Revenue, (FGIC
               Insured):
    415,000   Prerefunded,
               5.900% 05/15/00........   NR        AAA         431,691
  2,455,000   Unrefunded Balance,
               5.900% 05/15/00........   NR        AAA       2,554,206
  2,000,000   Southwest Higher
               Education Authority
               Inc., Revenue
               Refunding, (Southern
               Methodist), (FSA
               Insured),
               5.125% 10/01/16........   Aaa       AAA       1,994,320

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                             RATING
 PRINCIPAL                                (UNAUDITED)
  AMOUNT                                 MOODY'S   S&P       VALUE
----------------------------------------------------------------------
              TEXAS -- (CONTINUED)
$ 5,000,000   Tarrant County, Texas,
               Health Facilities
               Development
               Corporation, Health
               Systems Revenue, Texas
               Health Resources
               Systems, Series A,
               (MBIA Insured),
               5.250% 02/15/17........   Aaa       AAA    $  4,999,700
              Texas A&M University
               Revenue Bonds:
  1,880,000   5.000% 05/15/02.........   Aa2       AA        1,941,683
  2,200,000   5.950% 05/15/05.........   Aa2       AA        2,410,650
              Texas Municipal Power
               Agency, Revenue Bonds,
               (MBIA Insured):
  7,210,000   5.750% 09/01/12.........   Aaa       AAA       7,673,891
  4,790,000   5.750% 09/01/12.........   Aaa       AAA       5,098,189
    900,000   Texas State, Texas
               Public Finance
               Authority, Series B,
               5.000% 10/01/01........   Aa2       AA          927,045
  1,100,000   Texas State, Revenue
               Refunding, Series C,
               5.350% 04/01/01........   Aa2       AA        1,140,645
  5,500,000   Texas State, Public
               Finance Authority,
               Building Revenue, (MBIA
               Insured),
               6.600% 02/01/00........   Aaa       AAA       5,761,195
  1,000,000   Texas State, Revenue
               Refunding, Veterans
               Housing Assistance,
               Series B-4, AMT,
               6.100% 12/01/06........   Aa2       AA        1,074,630
              University of Texas:
    300,000   Permanent University
               Fund, Refunding,
               6.700% 07/01/05........   AAA       AAA         328,839
  4,965,000   University Revenue
               Bonds, Financing
               System, Series B,
               4.500% 08/15/12........   Aa1       AAA       4,746,739
                                                          ------------
                                                            93,380,103
                                                          ------------
              UTAH -- 0.6%
              Cache County, Utah,
               School District,
               Refunding, Utah School
               Board Guaranty Program,
               (SCH BD GTY),
  2,995,000   5.500% 06/15/06.........   NR        AAA       3,219,655
  2,145,000   5.500% 06/15/07.........   NR        AAA       2,313,446
    300,000   Davis County, Utah,
               School District, (FGIC
               Insured),
               6.450% 06/01/02........   Aaa       AAA         323,859
                                                          ------------
                                                             5,856,960
                                                          ------------
              VIRGINIA -- 6.5%
  6,170,000   Chesapeake, Virginia,
               GO,
               5.000% 12/01/03........   Aa3       AA        6,425,747

                                             RATING
 PRINCIPAL                                (UNAUDITED)
  AMOUNT                                 MOODY'S   S&P       VALUE
----------------------------------------------------------------------
              VIRGINIA -- (CONTINUED)
$ 4,000,000   Chesterfield County,
               Virginia, Refunding and
               Improvement, GO,
               6.250% 07/15/05........   Aaa       AAA    $  4,326,640
  6,000,000   Covington-Allegheny
               County, Virginia,
               Industrial Development
               Authority, PCR,
               (Westvaco Corporation
               Project),
               5.900% 03/01/05........   A1        A         6,550,140
              Fairfax County,
               Virginia, GO:
  1,100,000   Series A, (ST AID
               WITHHLDG),
               4.700% 06/01/00........   Aaa       AAA       1,119,437
  5,790,000   Series C, (ST AID
               WITHHLDG),
               5.000% 05/01/05........   Aaa       AAA       6,031,443
  2,500,000   Newport News, Virginia,
               GO, Series B, (ST AID
               WITHHLDG),
               5.400% 11/01/06........   Aa2       AA        2,656,300
  1,000,000   Norfolk, Virginia, GO,
               5.250% 06/01/01........   A1        AA        1,036,690
  1,500,000   Norfolk, Virginia,
               Industrial Development
               Authority, Industrial
               Development Revenue,
               (Sentara Hospitals),
               Series A,
               4.600% 11/01/04........   Aa2       AA        1,516,080
  3,000,000   Virginia Beach,
               Virginia, GO,
               5.100% 07/15/05........   Aa2       AA        3,137,160
  2,600,000   Virginia College
               Building Authority,
               Virginia Educational
               Facilities Revenue,
               (University of Richmond
               Project),
               5.625% 11/01/02........   Aa2       AA-       2,717,624
  1,100,000   Virginia State, Higher
               Educational
               Institutions, Series C,
               5.900% 06/01/05........   Aaa       AAA       1,173,326
  1,500,000   Virginia State, Public
               Facilities, Series A,
               5.400% 06/01/05........   Aaa       AAA       1,601,145
              Virginia State, Public
               School Authority
               Revenue:
              Series A:
  2,265,000   6.000% 01/01/00.........   Aa        AA        2,348,058
  1,520,000   6.000% 01/01/00.........   Aa        AA        1,573,823
              Series B:
  7,000,000   5.250% 01/01/07.........   Aa        AA        7,344,470
  7,620,000   5.250% 08/01/09.........   Aa1       AA+       8,039,329
                                                          ------------
                                                            57,597,412
                                                          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                             RATING
 PRINCIPAL                                (UNAUDITED)
  AMOUNT                                 MOODY'S   S&P       VALUE
----------------------------------------------------------------------
              WASHINGTON -- 6.4%
$ 1,000,000   Chelan County,
               Washington, Public
               Utilities, Division II,
               Series A,
               5.250% 07/01/32........   Aa3       AA     $  1,010,080
              King County, Washington,
               GO:
    600,000   Series A,
               5.250% 12/01/01........   Aa1       AA+         623,586
  2,500,000   Series C,
               5.625% 06/01/02........   Aa1       AA+       2,641,875
  1,195,000   King County, Washington,
               School District Number
               415-Kent, (FSA
               Insured),
               5.100% 06/01/04........   Aaa       AAA       1,246,889
  3,000,000   Pierce County,
               Washington, School
               District Number
               003-Puyallup, GO, (FGIC
               Insured),
               5.000% 12/01/03........   Aaa       AAA       3,113,610
  1,500,000   Snohomish County,
               Washington, School
               District Number 103,
               (FGIC Insured),
               5.150% 06/01/05........   Aaa       AAA       1,570,290
    400,000   Spokane, Washington, GO,
               8.500% 01/01/00........   Aa3       AA          430,900
  1,000,000   Tacoma, Washington, Go,
               Series A,
               5.750% 07/01/02........   A1        A+        1,058,890
              Tacoma, Washington,
               Electric Systems
               Revenue:
    800,000   (FGIC Insured),
               5.500% 01/01/01........   Aaa       AAA         830,056
  2,500,000   Series B, (AMBAC
               Insured),
               5.900% 01/01/05........   Aaa       AAA       2,672,400
              Washington State, GO:
              Series B:
  1,000,000   6.550% 08/01/00.........   Aa1       AA+       1,058,490
    500,000   6.300% 06/01/02.........   Aa1       AA+         532,260
  3,500,000   Series R-92-A,
               6.400% 09/01/03........   Aa1       AA+       3,765,965
    900,000   Series R-92-C,
               5.600% 09/01/01........   Aa1       AA+         943,362
    900,000   Series R-93-A,
               5.250% 10/01/00........   Aa1       AA+         928,674
 10,000,000   Series R-93-B,
               5.125% 10/01/04........   Aa1       AA+      10,475,100
  3,840,000   Washington State,
               Housing Finance
               Commission, Series 1A,
               (GNMA/ FNMA COLL),
               5.25% 12/01/18.........   Aaa       NR        3,820,531

                                             RATING
 PRINCIPAL                                (UNAUDITED)
  AMOUNT                                 MOODY'S   S&P       VALUE
----------------------------------------------------------------------
              WASHINGTON -- (CONTINUED)
              Washington State Public
               Power Supply System,
               Revenue Refunding:
$ 2,000,000   (Nuclear Project No. 1),
               Series A,
              6.500% 07/01/03.........   Aa1       AA-    $  2,157,920
  1,000,000   (AMBAC Insured),
               5.500% 07/01/04........   Aaa       AAA       1,060,030
              (Nuclear Project No. 2),
               Series A:
  3,500,000   6.200% 07/01/99.........   Aa1       AA-       3,598,770
  1,150,000   5.800% 07/01/07.........   Aa1       AA-       1,244,818
  7,500,000   (Nuclear Project No. 2),
               Series C, (FGIC
               Insured),
               7.000% 07/01/01........   Aaa       AAA       8,131,125
  3,000,000   (Nuclear Project No. 3),
               Series B, (FSA
               Insured),
               5.400% 07/01/05........   Aaa       AAA       3,167,130
                                                          ------------
                                                            56,082,751
                                                          ------------
              WEST VIRGINIA -- 0.2%
  2,000,000   West Virginia State,
               Building Community
               Lease Revenue, (West
               Virginia Regional Jail
               and Correction), Series
               A, (MBIA Insured),
               6.700% 07/01/02........   Aaa       AAA       2,150,620
                                                          ------------
              WISCONSIN -- 2.6%
    300,000   Milwaukee, Wisconsin,
               GO, Series BZ,
               6.375% 06/15/03........   Aa1       AA+         320,181
              Milwaukee, Wisconsin,
               Metropolitan Sewer
               District, GO, Series A:
    300,000   7.000% 09/01/00.........   Aa1       AA+         321,093
    400,000   6.700% 10/01/00.........   Aa1       NR          425,796
  5,000,000   6.700% 10/01/01.........   Aa1       NR        5,416,500
  1,000,000   6.000% 10/01/07.........   Aa1       AA+       1,115,740
  3,000,000   5.500% 10/01/09.........   Aa1       AA+       3,236,250
  3,070,000   Sun Praire, Wisconsin,
               Area School District,
               Promissary Notes, (FGIC
               Insured), 5.500%
               04/01/03...............   Aaa       AAA       3,245,481
  2,735,000   Wisconsin Housing &
               Economic Development
               Authority, Series G,
               GO,
               5.350% 03/01/12........   Aa2       UR        2,779,280
              Wisconsin State, GO:
    600,000   Series A,
               5.750% 05/01/00........   Aa2       AA          622,386
    300,000   Series D,
               6.000% 05/01/00........   Aa2       AA          312,678

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                             RATING
 PRINCIPAL                                (UNAUDITED)
  AMOUNT                                 MOODY'S   S&P       VALUE
----------------------------------------------------------------------
              WISCONSIN -- (CONTINUED)
              Wisconsin State,
               Refunding, GO:
$   900,000   Series 1,
               5.100% 11/01/01........   Aa2       AA     $    930,681
  3,625,000   Series 2,
               5.125% 11/01/08........   Aa2       AA        3,807,735
                                                          ------------
                                                            22,533,801
                                                          ------------
              TOTAL MUNICIPAL BONDS
               AND NOTES
               (Cost $810,567,809)..............           850,651,893
                                                          ------------


  SHARES                                                  VALUE
-------------------------------------------------------------------
INVESTMENT COMPANY -- 1.9% (Cost $17,069,000)
 17,069,000   AIM Tax-Exempt Fund............          $ 17,069,000
                                                       ------------
TOTAL INVESTMENTS
 (Cost $827,636,809*)......................   98.9%     867,720,893
OTHER ASSETS AND
 LIABILITIES (NET).........................    1.1        9,533,385
                                             -----     ------------
NET ASSETS.................................  100.0%    $877,254,278
                                             =====     ============

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $40,636,241 and gross depreciation of $552,157 for federal income tax purposes. At March 31, 1998, the aggregate cost of securities for federal income tax purposes was $827,636,809.

+ Zero coupon security. The rate shown reflects the yield to maturity.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1998

                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 98.7%
              ALABAMA -- 3.3%
$ 2,000,000   Birmingham, Alabama,
               Refunding, GO, Series
               B, 6.250% 04/01/12...  A3        AA     $  2,165,660
  3,000,000   Butler County,
               Alabama, Industrial
               Development Board,
               Solid Waste Disposal
               Revenue, (James River
               Corporation Project),
               8.000% 09/01/28......  NR        BBB-      3,441,810
  7,210,000   Courtland, Alabama,
               Industrial
               Development Board,
               Solid Waste Disposal
               Revenue, 5.750%
               11/01/27.............  Baa1      NR        7,484,629
  2,000,000   Jefferson County,
               Alabama, Warrants,
               Sewer Revenue
               Refunding, Series A,
               (FGIC Insured),
               5.625% 02/01/22......  Aaa       AAA       2,086,420
  1,000,000   Morgan County-
               Decatur, Alabama,
               Healthcare Authority,
               Hospital Revenue
               Refunding, (Decatur
               General Hospital),
               (CONNIE LEE Insured),
               6.250% 03/01/13......  NR        AAA       1,091,680
                                                       ------------
                                                         16,270,199
                                                       ------------
              ALASKA -- 2.6%
  1,500,000   Alaska Student Loan
               Corporation, Student
               Loan Revenue Series
               A, (AMBAC Insured),
               5.250% 07/01/07......  Aaa       AAA       1,562,340
              Anchorage, Alaska,
               Electric Utilities
               Revenue Refunding,
               Senior Lien, (MBIA
               Insured):
  1,000,000   8.000% 12/01/09.......  Aaa       AAA       1,298,940
  7,000,000   Series B, 5.500%
               02/01/26.............  Aaa       AAA       7,181,230
  2,250,000   Anchorage, Alaska,
               Telephone Utilities
               Revenue Refunding,
               Series A, (AMBAC
               Insured),
               4.500% 12/01/02......  Aaa       AAA       2,282,040

                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
              ALASKA  -- (CONTINUED)
$ 1,000,000   North Slope Boro,
               Alaska, Capital
               Appreciation, GO,
               Series A, (MBIA
               Insured),
               5.750% 06/30/06+.....  Aaa       AAA    $    683,830
                                                       ------------
                                                         13,008,380
                                                       ------------
              ARIZONA -- 2.5%
  2,000,000   Maricopa County
               Arizona, Unified
               School District No.
               93-Cave Creek, GO,
               Series A, (FGIC
               Insured),
               5.900% 07/01/06......  Aaa       AAA       2,132,400
  4,000,000   Maricopa County
               Arizona, Unified
               School District No.
               4-Mesa, Capital
               Appreciation, GO,
               Refunded, (FGIC
               Insured),
               5.300% 07/01/02+.....  Aaa       AAA       3,335,600
              Maricopa County,
               Arizona, Unified
               School District No.
               48, (Scottsdale
               Refunding), Series B:
  1,000,000   6.300% 07/01/04.......  Aa2       AA        1,113,730
  1,300,000   4.600% 07/01/11.......  Aa2       AA        1,275,391
  2,000,000   Salt River Project
               Arizona Agriculture
               Improvement and Power
               District, Arizona,
               Electric System
               Revenue, Series C,
               6.250% 01/01/19......  Aa2       AA        2,143,160
  5,000,000   Tucson and Pima
               County, Arizona,
               Industrial
               Development
               Authority, Single
               Family Mortgage
               Revenue, Capital
               Appreciation, Series
               1983-A,
               11.000% 12/01/14+....  AAA       NR        2,163,500
                                                       ------------
                                                         12,163,781
                                                       ------------
              ARKANSAS -- 1.0%
  1,300,000   Arkansas State
               Development Finance
               Authority, Waste
               Water Systems
               Revenue, Revolving Ln
               Fd, Series A, 5.700%
               12/01/12.............  NR        AA        1,381,029

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
              ARKANSAS  -- (CONTINUED)
$ 3,425,000   Blytheville, Arkansas,
               Solid Waste Recycling
               and Sewer Treatment
               Revenue, (Nucor
               Corporation Project),
               6.375% 01/01/23......  A1        AA-    $  3,668,106
                                                       ------------
                                                          5,049,135
                                                       ------------
              CALIFORNIA -- 1.7%
              California State, GO:
  1,000,000   7.100% 09/01/02.......  A1        A+        1,121,570
  1,000,000   7.000% 08/01/04.......  A1        A+        1,153,620
  1,000,000   Los Angeles,
               California, Waste
               Water Systems Revenue
               Refunding, Series C,
               (MBIA Insured),
               5.500% 06/01/14......  Aaa       AAA       1,036,430
  2,000,000   Metropolitan Water
               District of Southern
               California,
               Waterworks Revenue,
               Series A, (MBIA
               Insured), 5.750%
               07/01/15.............  Aaa       AAA       2,134,260
  2,595,000   San Franscisco,
               California, City and
               County Airport
               Commission,
               International Airport
               Revenue, Second
               Series, Issue 9B,
               (FGIC Insured),
               5.250% 05/01/13......  Aaa       AAA       2,651,441
                                                       ------------
                                                          8,097,321
                                                       ------------
              COLORADO -- 0.9%
  1,500,000   Arapahoe County,
               Colorado, Capital
               Improvement,
               Transportation,
               Federal Highway
               Revenue Bonds, Series
               E-470, 6.900%
               08/31/15.............  AAA       NR        1,774,800
  2,500,000   Douglas County,
               Colorado, Sales and
               Use Tax Revenue,
               (MBIA Insured),
               5.500% 10/15/11......  Aaa       AAA       2,626,725
                                                       ------------
                                                          4,401,525
                                                       ------------
              CONNECTICUT -- 1.0%
  1,000,000   Connecticut State, GO,
               Series A, 5.300%
               05/15/10.............  Aa3       AA-       1,046,510

                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
              CONNECTICUT  -- (CONTINUED)
              Connecticut State
               Housing Finance
               Authority Revenue,
               (Housing Mortgage
               Finance Program):
$ 1,750,000   Series A, 6.100%
               05/15/13.............  Aa2       AA     $  1,843,660
  1,635,000   Series B, 6.700%
               11/15/12.............  Aa3       AA        1,768,710
                                                       ------------
                                                          4,658,880
                                                       ------------
              DISTRICT OF COLUMBIA -- 1.7%
  4,000,000   District of Columbia,
               Hospital Revenue
               Refunding, (Medlantic
               Healthcare Group),
               Series A, (MBIA
               Insured), 5.375%
               08/15/15.............  Aaa       AAA       4,049,000
  3,905,000   District of Columbia,
               Revenue Refunding,
               (Howard University),
               (MBIA Insured),
               5.750% 10/01/12......  Aaa       AAA       4,145,275
                                                       ------------
                                                          8,194,275
                                                       ------------
              FLORIDA -- 8.8%
              Florida State Board of
               Education, Capital
               Outlay, Public
               Education, GO, Series
               A:
  1,655,000   6.600% 06/01/04.......  AAA       AAA       1,793,507
  1,000,000   5.500% 06/01/14.......  Aa2       AA+       1,039,230
  3,000,000   5.000% 01/01/17.......  Aa2       AA+       2,946,060
  2,000,000   Florida State
               Department, General
               Services Division,
               Facilities Management
               Revenue Refunding,
               (Florida Facilities
               Pool), Series B,
               (AMBAC, Insured),
               Series B, 5.700%
               09/01/20.............  Aaa       AAA       2,090,940
  3,400,000   Florida State
               Division, Board
               Finance Department,
               General Services
               Revenue, Department
               National Resources,
               (Preservation 2000),
               Series A, (AMBAC
               Insured), 6.700%
               07/01/05.............  AAA       AAA       3,729,018
  3,500,000   Hillsborough County,
               Florida, Industrial
               Development
               Authority, Pollution
               Control Revenue
               Refunding, (Tampa
               Electric Project),
               8.000% 05/01/22......  Aa3       AA        4,048,240

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
              FLORIDA -- (CONTINUED)
$ 3,000,000   Jacksonville, Florida,
               PCR, Refunding,
               (Anheuser-Busch
               Companies Project),
               5.700% 08/01/31......  A1        A+     $  3,146,700
  3,900,000   Martin County,
               Florida, Industrial
               Development Authority
               Revenue, (Indiantown
               Cogeneration
               Project), AMT, Series
               A, 7.875% 12/15/25...  Baa3      BBB-      4,574,778
  1,000,000   North Broward Hospital
               District, Florida,
               Hospital Revenue
               Refunding, (MBIA
               Insured), 6.250%
               01/01/06.............  AAA       AAA       1,088,940
              Orlando, Florida,
               Community Water and
               Electric Utilities
               Revenue Refunding:
  1,500,000   Series A,
               5.000% 10/01/20......  Aa2       AA-       1,454,685
  1,200,000   Series D,
               6.750% 10/01/17......  Aa2       AA-       1,459,668
  1,000,000   Orlando and Orange
               County Expressway
               Authority, Florida
               Expressway Revenue,
               Junior Lien, (FGIC
               Insured),
               6.500% 07/01/10......  Aaa       AAA       1,172,230
 12,115,000   Polk County, Florida,
               Industrial
               Development
               Authority, Solid
               Waste Disposal
               Facilities Revenue,
               (Tampa Electric
               Company Project),
               5.850% 12/01/30......  Aa2       AA       12,682,830
  2,000,000   South Broward,
               Florida, Hospital
               District Revenue
               Refunding, (FSA
               Insured),
               5.500% 05/01/28......  Aaa       AAA       2,038,640
                                                       ------------
                                                         43,265,466
                                                       ------------
              GEORGIA -- 7.4%
  1,100,000   Atlanta, Georgia, GO,
               5.600% 12/01/11......  Aa3       AA        1,161,974
  1,000,000   Cartersville, Georgia,
               Development Authority
               Revenue, Sewer
               Facilities, (Anheuser
               Busch),
               6.125% 05/01/27......  A1        A+        1,060,460
  2,000,000   Coweta County,
               Georgia, School
               System, GO,
               6.300% 08/01/11......  A         A         2,199,760

                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
              GEORGIA  -- (CONTINUED)
$ 1,000,000   Dalton, Georgia,
               Utilities Revenue,
               Combined Revenue,
               (MBIA Insured),
               4.450% 01/01/03......  Aaa       AAA    $  1,010,180
  2,000,000   De Kalb County,
               Georgia, School
               District, GO, Series
               A,
               6.250% 07/01/09......  Aa        AA        2,302,340
  4,750,000   Fulco, Georgia,
               Hospital Authority
               Revenue, Anticipation
               Certificates, (Saint
               Josephs Hospital),
               5.500% 10/01/18......  A3        A         5,063,690
  3,000,000   Georgia State,
               Refunding, GO, Series
               A,
               6.250% 03/01/06......  Aaa       AAA       3,380,310
  1,650,000   Gwinnett County,
               Georgia, Certificates
               of Participation,
               Water and Sewer,
               8.600% 08/01/03......  Aaa       AAA       1,990,197
              Metropolitan Atlanta
               Rapid Transit
               Authority (MARTA),
               Georgia, Sales Tax
               Revenue Refunding:
  2,080,000   Series M,
              6.350% 07/01/04.......  A1        AA-       2,237,518
              Series P, (AMBAC
               Insured):
  1,000,000   6.100% 07/01/05.......  Aaa       AAA       1,107,080
  1,000,000   6.000% 07/01/04.......  Aaa       AAA       1,094,520
  2,000,000   Monroe County,
               Georgia, Development
               Authority, PCR,
               (Oglethorpe Power
               Corporation), Series
               A,
               6.800% 01/01/11......  A3        A         2,345,720
              Savannah, Georgia,
               Hospital Authority,
               Revenue Refunding and
               Improvement:
  3,000,000   (Candler Hospital
               Project),
               7.000% 01/01/23......  Ba1       BB        3,221,340
  2,000,000   (St. Joseph's Hospital
               Project),
               6.125% 07/01/12......  A2        NR        2,144,980
  2,690,000   Union County, Georgia,
               Housing Authority,
               Multi-family Housing
               Revenue Refunding,
               (Hidden Lake
               Apartments), Series
               A, (FHA/ FNMA COLL),
               7.125% 12/01/25......  Aaa       NR        2,907,218

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
              GEORGIA  -- (CONTINUED)
$ 3,000,000   White County, Georgia,
               Industrial
               Development Authority
               Revenue Refunding,
               (Clark-Schwebel Fiber
               Glass Company
               Project),
               6.850% 06/01/10......  NR        BBB+   $  3,221,520
                                                       ------------
                                                         36,448,807
                                                       ------------
              HAWAII -- 1.9%
  1,900,000   Hawaii State
               Department of Budget
               and Finance, Special
               Purpose Mortgage
               Revenue, (Hawaiian
               Electric Company and
               Subsidiaries), (MBIA
               Insured),
               6.550% 12/01/22......  Aaa       AAA       2,084,604
  3,000,000   Hawaii State, GO,
               Series CN, (FGIC
               Insured),
               6.250% 03/01/04......  Aaa       AAA       3,300,960
  1,500,000   Honolulu, Hawaii, City
               and County, Refunding
               and Improvement, GO,
               Series B,
               8.000% 10/01/10......  A2        AA        1,950,600
  2,100,000   Maui County, Hawaii,
               Refunding, GO, (FGIC
               Insured),
               5.000% 09/01/03......  Aaa       AAA       2,178,498
                                                       ------------
                                                          9,514,662
                                                       ------------
              ILLINOIS -- 4.8%
  3,385,000   Chicago, Illinois,
               Metropolitan Water
               Reclamation District,
               (Greater Chicago),
               Capital Improvement
               Bonds,
               6.900% 01/01/07......  Aa2       AA        3,961,600
              Chicago, Illinois,
               O'Hare International
               Airport:
  3,000,000   Revenue Refunding,
               Second Lien, Series
               C, (MBIA Insured),
               5.000% 01/01/18......  Aaa       AAA       2,908,230
  1,500,000   Special Facilities
               Revenue Refunding,
               (American Airlines
               Inc. Project),
               8.200% 12/01/24......  Baa2      BBB-      1,833,885
  2,000,000   Chicago, Illinois,
               Park District, GO,
               (MBIA Insured),
               5.500% 01/01/16......  Aaa       AAA       2,073,780

                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
              ILLINOIS  -- (CONTINUED)
$ 2,000,000   Cook County, Illinois,
               Capital Improvement,
               GO, (FGIC Insured),
               5.900% 11/15/16......  Aaa       AAA    $  2,144,440
  1,000,000   Cook County, Illinois,
               Forest Preserve
               District, (Zoo), GO,
               (MBIA Insured),
               5.800% 11/01/16......  Aaa       AAA       1,054,610
  1,800,000   Illinois Educational
               Facilities Authority
               Reserves,
               (NorthWestern
               University),
               5.375% 12/01/21......  Aa1       AA+       1,798,668
  1,000,000   Illinois State
               Development Finance
               Authority, PCR,
               Refunding, (Edison
               Company Project),
               Series D, (AMBAC
               Insured),
               6.750% 03/01/15......  Aaa       AAA       1,124,820
  2,000,000   Illinois State, GO,
               (MBIA Insured),
               6.000% 02/01/16......  Aaa       AAA       2,152,600
  1,500,000   Illinois State Sales
               Tax Revenue
               Refunding, Series V,
               6.375% 06/15/17......  Aa3       AAA       1,668,525
  2,680,000   Southern Illinois
               University Revenue,
               Capital Appreciation,
               Housing and Auxilary
               Facilities Systems,
               (MBIA Insured),
               5.100% 04/01/06+.....  Aaa       AAA       1,859,706
  1,000,000   Waukegan, Illinois,
               GO, Series A, (FGIC
               Insured),
               5.800% 11/15/03......  Aaa       AAA       1,077,260
                                                       ------------
                                                         23,658,124
                                                       ------------
              INDIANA -- 2.3%
  2,500,000   Franklin, Indiana,
               Economic Development
               Revenue Refunding,
               (Hoover Universal
               Inc. Project
               Guaranteed by Johnson
               Controls, Inc.),
               6.100% 12/01/04......  A2        A         2,737,500
              Hamilton South Eastern
               Indiana, North
               Delaware School
               Building Corporation,
               First Mortgage,
               (AMBAC Insured):
  1,000,000   5.000% 07/15/07.......  Aaa       AAA       1,038,320
  1,000,000   5.100% 07/15/09.......  Aaa       AAA       1,036,910

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
              INDIANA  -- (CONTINUED)
$ 1,000,000   Hammond, Indiana,
               Pollution Control
               Revenue, (Stauffer
               Chemical Project),
               8.000% 11/01/12......  A1        NR     $  1,079,090
  1,000,000   Indiana Health
               Facility, Financing
               Authority, Hospital
               Revenue, (Clarian
               Health Partners,
               Incorporated), Series
               A,
               5.500% 02/15/16......  Aa3       AA        1,017,130
  2,000,000   Indianapolis, Indiana,
               Airport Authority,
               Special Facilities
               Revenue, (Federal
               Express Corporation
               Project),
               7.100% 01/15/17......  Baa2      BBB       2,249,900
  2,000,000   Saint Joseph County,
               Indiana, Educational
               Facilities Revenue,
               University of Notre
               Dame, (Du Lac
               Project),
               5.500% 03/01/26......  Aaa       NR        2,042,820
                                                       ------------
                                                         11,201,670
                                                       ------------
              KANSAS -- 0.9%
  2,000,000   Kansas City, Kansas,
               Utilities System
               Revenue Refunding and
               Improvement, (FGIC
               Insured),
               6.250% 09/01/14......  Aaa       AAA       2,220,800
  2,000,000   Kansas State,
               Department of
               Transportation,
               Highway Revenue,
               Series A,
               6.000% 09/01/07......  Aa2       AA        2,180,360
                                                       ------------
                                                          4,401,160
                                                       ------------
              KENTUCKY -- 0.2%
  1,000,000   Kentucky State
               Turnpike Authority,
               Economic Development,
               Revenue Refunding,
               (Revitalization
               Projects), (AMBAC
               Insured),
               5.500% 07/01/08......  Aaa       AAA       1,080,460
                                                       ------------
              MAINE -- 0.2%
  1,000,000   Maine State, Health
               and Higher
               Educational
               Facilities Authority
               Revenue, Series B,
               (AMBAC Insured),
               5.500% 07/01/16......  Aaa       AAA       1,026,720
                                                       ------------

                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
              MASSACHUSETTS -- 3.4%
$ 3,675,000   Massachusetts Bay
               Transportation
               Authority, General
               Transportation
               Systems, Series A,
               5.750% 03/01/18......  A1        AA-    $  4,029,270
              Massachusetts State,
               Consolidated Loan,
               GO:
  2,500,000    Series A, (MBIA
               Insured),
               5.750% 02/01/13......  Aaa       AA-       2,726,550
  2,000,000    Series B, (FGIC
               Insured),
               5.500% 06/01/10......  Aaa       AAA       2,122,420
  7,400,000   Massachusetts State
               Port Authority,
               Revenue Bonds,
               Special Facilities,
               (Bosfuel Project),
               (MBIA Insured),
               5.750% 07/01/39......  Aaa       AAA       7,691,486
                                                       ------------
                                                         16,569,726
                                                       ------------
              MICHIGAN -- 1.9%
  1,750,000   Byron Center,
               Michigan, Public
               Schools, GO, (MBIA
               Insured),
               5.970% 05/01/15......  Aaa       AAA       1,872,080
  1,000,000   Detroit, Michigan,
               Refunding, Series B,
               6.375% 04/01/07......  Baa2      BBB+      1,100,510
  1,250,000   Kalamazoo, Michigan,
               City School District,
               Refunding, GO, (FGIC
               Insured),
               5.650% 05/01/14......  Aaa       AAA       1,317,775
  1,000,000   Lakeshore, Michigan,
               Public Schools, GO,
               (MBIA Insured),
               5.750% 05/01/15......  Aaa       AAA       1,056,180
  1,000,000   Michigan State,
               Environmental
               Protection Program,
               GO,
               6.250% 11/01/12......  Aa1       AA+       1,150,780
  2,000,000   Michigan State
               Hospital Finance
               Authority, Hospital
               Revenue, (Holland
               Community Hospital),
               (AMBAC Insured),
               5.625% 01/01/28......  Aaa       AAA       2,074,160
  1,000,000   Michigan State Trunk
               Line, Series A, (FGIC
               Insured),
               5.625% 11/15/14......  Aaa       AAA       1,047,560
                                                       ------------
                                                          9,619,045
                                                       ------------
              MINNESOTA -- 0.2%
  1,000,000   Minneapolis,
               Minnesota, Refunding,
               (Laurel Village),
               5.750% 09/01/10......  Aaa       AAA       1,049,930
                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
              MISSISSIPPI -- 1.6%
$ 5,000,000   Adams County
               Mississippi,
               Pollution Control,
               Revenue, Refunded,
               (International Paper
               Company), Series A,
               5.500% 12/01/05......  A3        A-     $  5,337,550
  2,200,000   Mississippi, Hospital
               Equipment and
               Facilities Authority
               Revenue, Refunding
               and Improvement,
               (North Mississippi
               Health Services),
               (AMBAC Insured),
               5.400% 05/15/04......  Aaa       AAA       2,322,870
                                                       ------------
                                                          7,660,420
                                                       ------------
              MISSOURI -- 3.6%
  1,000,000   Independence,
               Missouri, School
               District, GO,
               6.250% 03/01/11......  A3        NR        1,146,660
  4,140,000   Joplin, Missouri,
               Industrial
               Development Authority
               Revenue,
               5.125% 12/01/15......  Aa2       AA        4,075,913
              Missouri State
               Environmental
               Improvement and
               Energy Resource
               Authority:
  1,100,000    Environment
               Improvement
               Resources, (Union
               Electric Company
               Project), Series A,
               (AMBAC Insured),
               7.400% 05/01/20......  Aaa       AAA       1,188,484
  1,000,000    Water Pollution
               Control, State
               Revolving Fund,
               (Kansas City), Series
               A,
               5.750% 01/01/16......  Aa1       NR        1,047,210
  5,000,000   Missouri State Health
               and EDL Facility
               Authority, EDL
               Facility Revenue,
               5.000% 11/15/37......  Aa1       AA+       4,792,150
  1,685,000   Missouri State Housing
               Development
               Commission, Mortgage
               Revenue, Single
               Family-Homeowner
               Loan, Series A,
               6.100% 09/01/14......  NR        AAA       1,768,542
  1,625,000   Missouri State Water
               Pollution Control,
               Series A,
               5.600% 04/01/15......  Aaa       AAA       1,721,785

                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
              MISSOURI -- (CONTINUED)
$ 2,000,000   University of
               Missouri, Health
               Facilities Revenue,
               (University of
               Missouri Health
               Systems), Series A,
               (AMBAC Insured),
               5.500% 11/01/16......  Aaa       AAA    $  2,054,820
                                                       ------------
                                                         17,795,564
                                                       ------------
              NEVADA -- 1.9%
  1,400,000   Clark County, Nevada,
               Refunding and
               Improvement-
               Transportation,
               Series A, (MBIA
               Insured),
               6.000% 06/01/12......  Aaa       AAA       1,540,798
  1,000,000   Las Vegas-Clark
               County, Nevada,
               Library District, GO,
               Series A, (FGIC
               Insured),
               6.000% 02/01/12......  Aaa       AAA       1,070,700
  2,000,000   Las Vegas, Nevada,
               Water District,
               Refunding and
               Improvement-Water
               (MBIA Insured),
               5.600% 09/01/05......  Aaa       AAA       2,093,680
  2,000,000   Nevada State, GO,
               (Project No.
               40-41-A),
               6.375% 12/01/17......  NR        AAA       2,156,720
  2,500,000   Nevada State, Series
               A,
               6.000% 05/01/06......  Aa2       AA        2,658,525
                                                       ------------
                                                          9,520,423
                                                       ------------
              NEW JERSEY -- 0.6%
  3,000,000   New Jersey State,
               Transportation Trust
               Fund Authority,
               (Transportation
               Systems Project),
               Series B, (MBIA
               Insured),
               5.000% 06/15/04......  Aaa       AAA       3,118,110
                                                       ------------
              NEW MEXICO -- 0.4%
  2,000,000   New Mexico Mortgage
               Finance Authority,
               AMT, Single Family
               Mortgage Program,
               Series C-2,
               (GNMA/FNMA/FHLMC
               COLL),
               6.050% 07/01/28......  Aaa       NR        2,084,880
                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
              NEW YORK -- 3.2%
              Municipal Assistance
               Corporation for New
               York City, New York:
$ 2,000,000    Series E,
               5.200% 07/01/08......  Aa2       AA     $  2,098,660
  5,000,000    Series J,
               5.500% 07/01/02......  Aa2       AA        5,258,200
  1,000,000   New York State Dorm
               Authority, Revenue
               Bonds, (Canisius
               College),
               5.300% 07/01/08......  Aaa       AAA       1,053,720
  2,000,000   New York State Energy
               Reshape and
               Development
               Authority, Facilities
               Revenue Refunding,
               (Consolidated Edison
               Company-New York),
               Series A,
               6.100% 08/15/20......  A1        A+        2,160,200
  3,000,000   New York State Local
               Government Assistance
               Corporation, Series
               A,
               6.000% 04/01/16......  A3        A+        3,264,300
  2,000,000   New York, New York,
               City Municipal Water
               Finance Authority,
               Water and Sewer
               Systems Revenue,
               Series B,
               5.750% 06/15/29......  A2        A         2,095,780
                                                       ------------
                                                         15,930,860
                                                       ------------
              NORTH CAROLINA -- 3.0%
  1,950,000   North Carolina Housing
               Finance Agency,
               Refunding,
               Multifamily Revenue,
               Series B, (FHA COLL),
               6.900% 07/01/24......  Aa2       NR        2,086,032
  2,500,000   North Carolina Medical
               Care Community,
               Health Care
               Facilities Revenue,
               (Carolina Medicorp
               Project),
               5.250% 05/01/26......  Aa3       AA        2,503,450
  6,000,000   North Carolina State,
               Highway -- Series A,
               4.500% 05/01/07......  Aaa       AAA       6,066,720
  2,000,000   University of North
               Carolina, Chapel
               Hill, Hospital
               Revenue,
               5.000% 02/15/29......  Aa3       AA        1,941,720

                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
              NORTH CAROLINA -- (CONTINUED)
$ 2,400,000   Wake County, North
               Carolina, GO,
               4.500% 03/01/08......  Aaa       AAA    $  2,413,272
                                                       ------------
                                                         15,011,194
                                                       ------------
              OHIO -- 1.3%
  1,000,000   Dayton, Ohio, Special
               Facilities Revenue,
               (Air Freight
               Corporation Project),
               Series F,
               6.050% 10/01/09......  NR        BBB       1,087,070
  1,000,000   Lucas County, Ohio,
               Hospital Revenue,
               (Flower Hospital
               Project),
               Pre-refunded,
               6.125% 12/01/13......  NR        NR        1,108,590
  4,000,000   Ohio State Highway
               Capital Improvements,
               GO, Series B,
               5.000% 05/01/07......  Aa1       AAA       4,165,800
                                                       ------------
                                                          6,361,460
                                                       ------------
              OREGON -- 1.1%
  2,000,000   Chemeketa, Oregon,
               Community College
               District, GO, (FGIC
               Insured),
               5.800% 06/01/12......  Aaa       AAA       2,141,200
  2,900,000   Portland, Oregon,
               Sewer System Revenue,
               6.250% 06/01/15......  A1        A+        3,223,901
                                                       ------------
                                                          5,365,101
                                                       ------------
              PENNSYLVANIA -- 4.1%
  3,000,000   Beaver County,
               Pennsylvania,
               Industrial
               Development
               Authority, Pollution
               Control Revenue
               Refunding,
               (Pennsylvania Power
               Company), (Beaver
               Valley Project),
               (AMBAC Insured),
               6.000% 09/01/28......  Aaa       AAA       3,202,080
  3,480,000   Butler, Pennsylvania,
               Area School District,
               (FGIC Insured),
               5.830% 11/15/21+.....  Aaa       AAA       1,000,187
  2,000,000   Lehigh County,
               Pennsylvania,
               Industrial
               Development
               Authority, PCR,
               Refunding,
               (Pennsylvania Power
               and Light Company
               Project), Series A,
               (MBIA Insured),
               6.400% 11/01/21......  Aaa       AAA       2,192,700

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
              PENNSYLVANIA -- (CONTINUED)
$ 1,000,000   Monroeville,
               Pennsylvania,
               Hospital Authority,
               Hospital Revenue
               Refunding, (Forbes
               Health Systems),
               5.750% 10/01/05......  A3        A-     $  1,069,640
  1,000,000   Philadelphia,
               Pennsylvania, Gas
               Works Revenue
               Refunding, 14th
               Series,
               6.250% 07/01/08......  Baa1      BBB       1,073,870
              Philadelphia,
               Pennsylvania,
               Hospital and Higher
               Education Facilities
               Authority, Hospital
               Revenue, (Frankford
               Hospital Project),
               Series A:
  1,725,000    6.000% 06/01/14......  A3        A-        1,799,210
  3,125,000    6.000% 06/01/23......  A3        A-        3,233,063
              Philadelphia,
               Pennsylvania,
               Industrial
               Development
               Authority, Industrial
               Development Revenue
               Refunding, (Ashland
               Oil Inc. Project):
  4,800,000    5.700% 06/01/05......  Baa2      NR        5,106,576
  1,250,000    7.000% 01/01/11......  NR        NR        1,377,025
                                                       ------------
                                                         20,054,351
                                                       ------------
              RHODE ISLAND -- 0.6%
  2,845,000   Rhode Island State,
               Construction Capital
               Development Lane, GO,
               Series A, (MBIA
               Insured),
               5.600% 08/01/10......  Aaa       AAA       3,030,466
                                                       ------------
              SOUTH CAROLINA -- 2.6%
  5,000,000   Florence County, South
               Carolina, Hospital
               Revenue, McLeod
               Regional Medical
               Center Project,
               Series A, (MBIA
               Insured),
               5.000% 11/01/18......  Aaa       AAA       4,837,500
  1,500,000   Greenville, South
               Carolina, Waterworks
               Revenue,
               5.500% 02/01/22......  Aa1       AA        1,546,830
  2,000,000   South Carolina, State
               Housing Finance and
               Development
               Authority,
               Homeownership
               Mortgage Purchase,
               Series A,
               6.375% 07/01/16......  Aa2       AA        2,128,240

                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
              SOUTH CAROLINA  -- (CONTINUED)
$ 2,000,000   Spartanburg County,
               South Carolina, Solid
               Waste Disposal
               Facilities Revenue,
               (BMW Project),
               7.550% 11/01/24......  NR        NR     $  2,311,260
  2,000,000   York County, South
               Carolina, Industrial
               Development Revenue,
               Exempt Facility,
               (Hoechst Celanese
               Corporation Project),
               AMT,
               5.700% 01/01/24......  A2        A+        2,038,040
                                                       ------------
                                                         12,861,870
                                                       ------------
              TENNESSEE -- 2.0%
  2,500,000   Maury County,
               Tennessee, Industrial
               Development Board,
               PCR, Multi-Modal,
               Refunding, (Saturn
               Corporation Project),
               General Motors
               Guaranty Agreement,
               6.500% 09/01/24......  A3        A         2,748,675
  2,750,000   McMinn County,
               Tennessee, Industrial
               Development Board,
               Solid Waste Recycling
               Facility Revenue,
               (Calhoun Newsprint
               Project), AMT,
               7.400% 12/01/22......  Baa1      BBB       3,072,438
  2,735,000   Memphis-Shelby County,
               Tennessee, Airport
               Revenue Refunded,
               (Federal Express
               Corporation),
               6.750% 09/01/12......  Baa2      BBB       3,003,331
  1,000,000   Memphis, Tennessee,
               Refunded, GO,
               5.200% 11/01/10......  Aa        AA        1,033,940
                                                       ------------
                                                          9,858,384
                                                       ------------
              TEXAS -- 11.2%
  4,000,000   Alliance Airport
               Authority Inc.,
               Texas, Special
               Facilities Revenue,
               (American Airlines
               Inc. Project), AMT,
               7.000% 12/01/11......  Baa2      BBB-      4,767,320

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
              TEXAS  -- (CONTINUED)
              Arlington Texas,
               Independent School
               District-D, GO, (PSFG
               Insured):
$ 2,000,000    6.500% 08/15/03......  Aaa       Aa2    $  2,213,980
  1,220,000    6.000% 02/15/04......  Aaa       Aa2       1,292,736
  2,470,000   Beaumont Texas,
               Independent School
               District, (PSFG
               Insured), GO,
               5.000% 02/15/17......  Aaa       AAA       2,422,551
  3,610,000   Bexar, Texas,
               Metropolitan Water
               District Water Works,
               (MBIA Insured),
               6.000% 05/01/15......  Aaa       AAA       3,898,583
  1,000,000   Brazos River
               Authority, Texas,
               Revenue Refunding,
               (Houston Light and
               Power Company
               Project), Series B,
               (MBIA Insured),
               6.375% 04/01/12......  Aaa       AAA       1,093,060
  2,575,000   Carrollton-Farmers
               Branch Independent
               School District,
               Texas,(PSF-GTD), GO,
               5.700% 02/15/17......  Aaa       AAA       2,682,455
  1,275,000   Cypress-Fairbanks
               Independent School
               District, Texas, GO,
               (PSF-GTD),
               5.750% 02/15/16......  Aaa       AAA       1,330,705
  1,750,000   Dallas County, Texas,
               GO,
               5.250% 08/15/16......  Aaa       AAA       1,775,778
  1,000,000   Dallas Independent
               School District,
               Texas, GO, (PSF-
               GTD),
               5.700% 08/15/12......  Aaa       AAA       1,053,620
  1,075,000   Denton, Texas,
               Utilities Systems
               Revenue Refunding,
               Series A, (MBIA
               Insured),
               5.700% 12/01/10......  Aaa       AAA       1,150,100
  2,000,000   Guadalupe-Blanco River
               Authority, Texas,
               Revenue Refunding,
               (Sohio Chemical
               Company),
               6.550% 05/01/13......  Aa2       AA-       2,173,040
  4,000,000   Harris County, Texas,
               Health Facilities
               Development
               Authority, Hospital
               Revenue Refunding,
               (Memorial Hospital
               Systems Project),
               Series A, (MBIA
               Insured),
               4.875% 06/01/05......  Aaa       AAA       4,090,800

                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
              TEXAS  -- (CONTINUED)
$ 4,000,000   Lower Neches Valley
               Authority, Texas,
               Industrial
               Development
               Corporation, Revenue
               Refunding, (Mobil Oil
               Refining Project),
               5.800% 05/01/22......  Aa2       AA     $  4,234,600
  1,500,000   Lubbock, Texas, Health
               Facilities
               Development
               Corporation, Revenue
               Refunding, (St.
               Joseph Health System
               Project),
               5.500% 07/01/14......  Aa3       AA        1,529,490
              North Central Texas,
               Health Facilities
               Development
               Corporation, Hospital
               Revenue,
               (Presbyterian
               Healthcare), Series
               A:
  2,000,000    6.625% 06/01/11++....  Aa3       NR        2,287,000
 10,000,000    5.000% 05/15/17......  Aa3       NR        9,664,900
  1,500,000   Plano, Texas, GO,
               (FGIC Insured),
               6.750% 09/01/11......  AAA       AAA       1,625,955
              San Antonio, Texas,
               Water Revenue
               Refunding, (MBIA
               Insured):
    635,000    6.500% 05/15/10......  Aaa       AAA         692,829
    315,000    p6.500% 05/15/10......  NR        AAA         348,210
  5,000,000   Texas State Department
               of Housing and
               Community Affairs,
               Single Family
               Mortgage Revenue,
               AMT, Series A, Class
               1, (MBIA Insured),
               5.800% 09/01/29......  Aaa       AAA       5,155,600
                                                       ------------
                                                         55,483,312
                                                       ------------
              UTAH -- 2.3%
  2,000,000   Emery County, Utah,
               Pollution Control
               Revenue Refunding,
               (Pacificorp
               Projects), Series A,
               (AMBAC Insured),
               5.650% 11/01/23......  Aaa       AAA       2,065,820
  8,300,000   Murray City, Utah,
               Hospital Revenue
               Refunding, (IHC
               Health Services
               Inc.), (MBIA
               Insured),
               5.000% 05/15/22......  Aaa       AAA       7,984,517

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
              UTAH -- (CONTINUED)
$ 1,300,000   Salt Lake City, Utah,
               Water and Sewer
               Revenue, (AMBAC
               Insured),
               6.100% 02/01/14......  Aaa       AAA    $  1,421,615
                                                       ------------
                                                         11,471,952
                                                       ------------
              VIRGINIA -- 1.9%
  2,900,000   Bedford County,
               Virginia, Industrial
               Development
               Authority,
               4.600% 08/01/04......  Baa2      NR        2,894,316
  2,000,000   Covington-Allegheny
               County, Virginia,
               Industrial
               Development
               Authority, PCR,
               (Westvaco Corporation
               Project),
               6.650% 09/01/18......  A1        A         2,230,840
  1,000,000   Norfolk, Virginia,
               Capital Improvements,
               GO, (FGIC Insured),
               5.375% 06/01/15......  Aaa       AAA       1,025,520
  3,000,000   Virginia Commonwealth
               Transportation Board,
               Transportation
               Program Revenue, (Oak
               Grove Connector),
               Series A,
               5.250% 05/15/22......  Aa2       AA        3,035,130
                                                       ------------
                                                          9,185,806
                                                       ------------
              WASHINGTON -- 9.0%
  2,310,000   Chelan County,
               Washington, Public
               Utility,
               5.600% 07/01/32......  Aa3       AA        2,365,994
  2,480,000   Clark County,
               Washington, Sewer
               Revenue, (MBIA
               Insured),
               5.800% 12/01/11......  Aaa       AAA       2,656,502
  1,035,000   King County,
               Washington, Library
               Systems, GO,
               6.150% 12/01/10......  Aa        AA-       1,136,885
  2,000,000   King County,
               Washington, School
               District No.
               415-Kent, GO, (FSA
               Insured),
               5.800% 06/01/13......  Aaa       AAA       2,131,160

                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
              WASHINGTON -- (CONTINUED)
$ 7,150,000   Pierce County,
               Washington, Economic
               Development
               Corporation, Solid
               Waste Revenue,
               (Occidental
               Petroleum),
               5.800% 09/01/29......  Baa2      BBB    $  7,247,955
  2,500,000   Public Industrial
               Corporation, Port
               Camas -- Washougal,
               Washington, PCR,
               (James River
               Corporation Project),
               6.700% 04/01/23......  NR        BBB-      2,671,450
  2,000,000   Seattle, Washington,
               GO, Series A,
               5.625% 01/15/10......  Aa1       AA+       2,120,680
  2,000,000   Seattle, Washington,
               Municipal Light and
               Power Revenue,
               6.625% 07/01/16......  Aa2       AA        2,281,780
  1,400,000   Seattle, Washington,
               Water Systems Revenue
               Refunding,
               5.500% 06/01/18......  Aa2       AA        1,424,752
  2,000,000   Snohomish County,
               Washington, Public
               Utility District No.
               1, Electric Revenue
               Refunding, Series A,
               6.800% 01/01/05......  A1        A+        2,169,240
              Washington State, GO:
               Refunding,
  3,500,000    Series 92-A,
               6.500% 09/01/04......  Aa1       AA+       3,776,990
  5,000,000    Series A,
               6.750% 02/01/15......  Aa1       AA+       6,025,850
              Washington State,
               Public Power Supply
               System, Revenue
               Refunding:
  5,000,000    Series A, (Systems
               Nuclear Project No.
               1), (MBIA Insured),
               5.750% 07/01/11......  Aaa       AAA       5,330,550
  3,000,000    Series B, (Systems
               Nuclear Project No.
               3), (FSA Insured),
               5.400% 07/01/05......  Aaa       AAA       3,167,130
                                                       ------------
                                                         44,506,918
                                                       ------------
              WISCONSIN -- 0.2%
  1,000,000   Wisconsin State,
               Refunding, Go, Series
               1,
               5.800% 11/01/08......  Aa2       AA        1,106,690
                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
              WEST VIRGINIA -- 0.9%
              Jefferson County, West
               Virginia, Board of
               Education, (FGIC
               Insured):
$ 1,450,000    6.850% 07/01/07......  Aaa       AAA    $  1,708,738
  1,560,000    6.850% 07/01/08......  Aaa       AAA       1,853,436
  1,000,000   West Virginia,
               University Revenue,
               State University
               System, (Marshall
               University Library),
               (AMBAC Insured),
               5.750% 04/01/16......  Aaa       AAA       1,059,030
                                                       ------------
                                                          4,621,204
                                                       ------------
              WYOMING -- 0.5%
  2,300,000   Campbell County,
               Wyoming, School
               District No. 001
               Gillette, GO, (SCH BD
               GTY),
               5.550% 06/01/06......  Aaa       AAA       2,461,736
                                                       ------------
              TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $451,379,072)...........           487,169,967
                                                       ------------

-------------------------------------------------------------------

  SHARES                                                  VALUE
INVESTMENT COMPANY -- 2.3% (Cost $11,282,000)
 11,282,000   AIM Tax-Exempt Fund............          $ 11,282,000
                                                       ------------
TOTAL INVESTMENTS
 (Cost $462,661,072*)......................  101.0%     498,451,967
OTHER ASSETS AND
 LIABILITIES (NET).........................   (1.0)      (4,913,476)
                                             -----     ------------
NET ASSETS.................................  100.0%    $493,538,491
                                             =====     ============

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $35,901,474 and gross depreciation of $110,579 for federal income tax purposes. At March 31, 1998, the aggregate cost of securities for federal income tax purposes was $462,661,072.

 + Zero coupon security. The rate shown reflects the yield to maturity.

++ Security purchased on a when-issued or delayed delivery basis.

Nations Municipal Income Fund had the following insurance concentration greater than 10% at March 31, 1998 (as a percentage of net assets):

   MBIA                                                                    18.4%

Nations Municipal Income Fund had the following industry concentration greater than 10% at March 31, 1998 (as a percentage of net assets):

   Pollution Control Revenue/
     Industrial Development Revenue                                       20.25%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1998

                                            RATING
PRINCIPAL                                (UNAUDITED)
  AMOUNT                                MOODY'S   S&P       VALUE
---------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 97.8%
             FLORIDA -- 96.5%
$2,000,000   Alachua County, Florida,
              Health Facilities
              Authority Revenue,
              (Shands Hospital,
              University of Florida),
              (MBIA Insured),
              6.100% 12/01/05.........  Aaa       AAA    $  2,151,480
             Bay Medical Center,
              Florida, Hospital
              Revenue Refunding, (Bay
              Medical Center Project),
              (AMBAC Insured):
 1,000,000    5.000% 10/01/05.........  Aaa       AAA       1,042,520
 2,000,000    5.450% 10/01/12.........  Aaa       AAA       2,094,800
 2,000,000   Boca Raton, Florida,
              Water and Sewer Revenue
              Refunding,
              5.600% 10/01/04.........  Aa2       AA-       2,128,620
 1,000,000   Brevard County, Florida,
              Health Facilities,
              Authority Revenue
              Refunding (Wuesthoff
              Memorial Hospital),
              (MBIA Insured),
              6.250% 04/01/06.........  Aaa       AAA       1,122,910
 1,000,000   Broward County, Florida,
              Gas Tax Revenue,
              6.400% 09/01/03.........  A1        AA-       1,076,980
             Broward County, Florida,
              GO, Series C:
 2,000,000    5.600% 01/01/01.........  Aa2       AA        2,084,540
 3,000,000    6.200% 01/01/07.........  Aa2       AA        3,249,660
 2,000,000   Broward County, Florida,
              School District Revenue
              Refunding, GO,
              6.000% 02/15/07.........  A1        AA-       2,155,380
 2,000,000   Broward County, Florida,
              Solid Waste Revenue,
              (MBIA Insured),
              5.500% 07/01/04.........  Aaa       AAA       2,136,940
 1,000,000   Citrus County, Florida,
              PCR Refunding, Crystal
              River, (Florida Power
              Corporation), Series B,
              6.350% 02/01/22.........  Aa3       A+        1,079,060
 3,000,000   Clearwater, Florida,
              Water and Sewer
              Authority Revenue,
              (AMBAC Insured),
              5.000% 12/01/02.........  Aaa       AAA       3,116,040
 1,000,000   Collier County, Florida,
              Water and Sewer District
              Revenue, (FGIC Insured),
              6.375% 07/01/10.........  Aaa       AAA       1,091,520
 1,000,000   Dade County, Florida,
              Aviation Facility
              Revenue, Series B, AMT,
              (AMBAC Insured),
              6.300% 10/01/05.........  Aaa       AAA       1,124,880

                                            RATING
PRINCIPAL                                (UNAUDITED)
  AMOUNT                                MOODY'S   S&P       VALUE
---------------------------------------------------------------------
             FLORIDA -- (CONTINUED)
$1,650,000   Dade County, Florida,
              School District Revenue
              Refunding, (AMBAC
              Insured),
              5.000% 07/15/01.........  Aaa       AAA    $  1,699,104
 3,000,000   Dade County, Florida,
              Water and Sewer Systems
              Revenue, (FGIC Insured),
              5.000% 10/01/00.........  Aaa       AAA       3,080,760
             Delray Beach, Florida,
              Water and Sewer
              Authority Revenue
              Refunding, Series A,
              (AMBAC Insured):
 2,000,000    5.000% 10/01/02.........  Aaa       AAA       2,074,940
 1,000,000    5.000% 10/01/03.........  Aaa       AAA       1,040,920
             Dunes, Florida, Community
              Development District
              Revenue, (Intercoastal
              Water Way Bridge):
 1,565,000    5.300% 10/01/03.........  NR        BBB       1,627,725
 1,900,000    5.400% 10/01/04.........  NR        BBB       1,988,920
 1,925,000   Duval County, Florida,
              Housing Finance
              Authority, Multi-family
              Mortgage Revenue
              Refunding, (The Cove
              Project),
              6.100% 10/01/02.........  NR        AAA       2,024,407
 3,600,000   Escambia County, Florida,
              PCR, (Champion
              International
              Corporation Project),
              AMT,
              6.400% 09/01/30.........  Baa1      NR        3,950,964
 1,700,000   Escambia County, Florida,
              Utilities Authority
              Systems Revenue, (FGIC
              Insured),
              5.625% 01/01/21.........  Aaa       AAA       1,760,996
 1,000,000   Florida Ports Financing
              Community Revenue, State
              Transportation Trust
              Fund, (MBIA Insured),
              5.375% 06/01/16.........  Aaa       AAA       1,018,000
             Florida State Board of
              Education, GO, Capital
              Outlay, Public
              Education:
 1,450,000    Refunding,
              5.500% 06/01/01.........  Aa2       AA+       1,514,307
 1,000,000    Refunding, Series A,
              5.000% 06/01/08.........  Aa2       AA        1,040,370
 1,500,000    Unrefunded Balance,
              7.250% 06/01/23.........  Aa2       AA+       1,616,220
 1,000,000    Unrefunded Balance,
              Series C,
              6.500% 06/01/11.........  AAA       AA+       1,098,640
 4,000,000    Unrefunded Balance,
              Series D,
              5.200% 06/01/11.........  Aa2       AA+       4,082,560

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                            RATING
PRINCIPAL                                (UNAUDITED)
  AMOUNT                                MOODY'S   S&P       VALUE
---------------------------------------------------------------------
             FLORIDA -- (CONTINUED)
$3,030,000   Florida State Board of
              Regents, University
              System Improvement
              Revenue,
              Series A,
              5.000% 07/01/16.........  Aa3       AA-    $  2,994,034
 1,500,000   Florida State Department
              of Transportation,
              (Right-of-Way Bridge),
              GO,
              5.375% 07/01/26.........  Aa2       AA+       1,518,960
 1,000,000   Florida State Division
              Bond, Financial
              Department of General
              Services Revenue, Pool
              Facilities Management,
              (AMBAC Insured),
              4.800% 09/01/01.........  Aaa       AAA       1,024,830
             Florida State Division
              Bond, Financial
              Department of General
              Service Revenue,
              Preservation Authority:
              (AMBAC Insured):
 2,000,000   6.200% 07/01/00..........  Aaa       AAA       2,100,680
 3,000,000   6.250% 07/01/01..........  Aaa       AAA       3,203,580
             (MBIA Insured):
 2,000,000   5.800% 07/01/01..........  Aaa       AAA       2,108,560
 1,000,000   6.250% 07/01/06..........  Aaa       AAA       1,090,600
             Florida State Housing
              Finance Agency,
              Refunding:
 4,000,000   Multi-family Housing,
              (Altamonte Project),
              Series C,
              7.000% 12/01/24.........  NR        BBB+      4,423,400
 1,000,000   Multi-family Housing
              Revenue, (Andover
              Project), Series E,
              6.350% 05/01/26.........  NR        BBB+      1,070,660
             (The Vinyards Project),
              Series H:
 1,290,000   5.875% 11/01/05..........  NR        BBB+      1,341,471
 1,000,000   6.400% 11/01/15..........  NR        BBB+      1,045,070
 1,805,000   Florida State
              Jacksonville
              Transportation
              Authority, GO,
              Refunding,
              6.000% 07/01/05.........  Aa2       AA+       1,990,716
 2,500,000   Florida State Turnpike
              Authority Revenue,
              Series A, (AMBAC
              Insured),
              7.000% 07/01/04.........  Aaa       AAA       2,762,925
 1,000,000   Fort Lauderdale, Florida,
              Water and Sewer
              Authority Revenue,
              5.500% 09/01/01.........  NR        AAA       1,045,150
 1,000,000   Gainesville, Florida,
              Utilities Systems
              Revenue, Series A,
              5.750% 10/01/07.........  Aa        AA        1,103,900
 1,375,000   Hialeah, Florida, Capital
              Improvement Revenue,
              5.500% 10/01/18.........  Baa1      NR        1,382,549

---------------------------------------------------------------------
                                            RATING
PRINCIPAL                                (UNAUDITED)
  AMOUNT                                MOODY'S   S&P       VALUE
             FLORIDA -- (CONTINUED)
             Hillsborough County,
              Florida, Aviation
              Authority Revenue
              Refunding, (Tampa
              International Airport
              Project), Series A,
              (AMBAC Insured):
$1,000,000   5.900% 10/01/06..........  Aaa       AAA    $  1,059,170
 3,170,000   5.750% 10/01/07..........  Aaa       AAA       3,459,643
 1,000,000   Hillsborough County,
              Florida, Capital
              Improvement Program,
              Revenue Refunding,
              (County Center Project),
              Series B, (MBIA
              Insured),
              5.000% 07/01/11.........  Aaa       AAA       1,013,540
 2,640,000   Hillsborough County,
              Florida, Environmentally
              Sensitive Lands,
              (AMBAC Insured),
              6.250% 07/01/06.........  Aaa       AAA       2,882,959
 2,000,000   Hillsborough County,
              Florida, Utility Revenue
              Refunding, Capital
              Appreciation, Series A,
              (MBIA-IBC Insured),
              7.050% 08/01/99+........  Aaa       AAA       1,902,600
 1,000,000   Hollywood, Florida, Water
              and Sewer Revenue, (FGIC
              Insured),
              6.200% 10/01/01.........  Aaa       AAA       1,067,830
             Indian River County,
              Florida, School
              District, (FSA Insured):
 1,500,000   5.000% 04/01/03..........  Aaa       AAA       1,557,045
 1,800,000   5.000% 04/01/04..........  Aaa       AAA       1,873,746
 1,750,000   5.100% 04/01/05..........  Aaa       AAA       1,831,707
 1,000,000   Indian River County,
              Florida, Water and Sewer
              Revenue Refunding,
              Series A, (FGIC
              Insured),
              5.200% 09/01/05.........  Aaa       AAA       1,054,650
             Jacksonville, Florida,
              Electric Authority
              Revenue Refunding:
             4th Series, St. John's
              River Authority:
 1,000,000   Series 6B,
              6.650% 10/01/02.........  Aa2       AA        1,073,810
 2,000,000   Series 6C,
              6.400% 10/01/00.........  Aa2       AA        2,120,460
 2,000,000   Series 10,
              4.600% 10/01/00.........  Aa2       AA        2,035,420
 1,000,000   Electric Systems, Series
              3A,
              5.200% 10/01/02.........  Aa2       AA        1,045,200
 1,000,000   Jacksonville, Florida,
              Excise Tax Revenue
              Refunding, Series A,
              (FGIC Insured),
              5.000% 10/01/09.........  Aaa       AAA       1,036,320

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                            RATING
PRINCIPAL                                (UNAUDITED)
  AMOUNT                                MOODY'S   S&P       VALUE
---------------------------------------------------------------------
             FLORIDA -- (CONTINUED)
             Jacksonville, Florida,
              Health Facilities
              Authority, Hospital
              Revenue:
$1,000,000   (Daughters of Charity),
              Series A,
              5.000% 11/15/15.........  Aa2       AA     $    982,700
 1,375,000   (St. Lukes Hospital
              Association Project),
              6.750% 11/15/02.........  NR        AA+       1,516,226
 4,200,000   Series B,
              5.400% 08/15/18.........  Aa2       AA+       4,278,372
 1,000,000   Jacksonville Beach,
              Florida, Utilities
              Revenue, (MBIA Insured),
              6.500% 10/01/12.........  Aaa       AAA       1,095,900
 2,000,000   Lakeland, Florida, Water
              and Electricity Revenue
              Refunding,
              5.625% 10/01/04.........  Aa        AA-       2,157,120
 1,000,000   Leon County, Florida,
              School District Revenue
              Refunding, GO,
              6.200% 07/01/04.........  A1        A+        1,061,320
 2,000,000   Miami, Florida, GO, (FGIC
              Insured),
              5.600% 12/01/03.........  Aaa       AAA       2,140,820
 1,500,000   Miami Beach, Florida, GO,
              (FGIC Insured),
              5.300% 09/01/03.........  Aaa       AAA       1,579,890
 1,000,000   Naples, Florida, Water
              and Sewer Revenue
              Refunding, (FGIC
              Insured),
              6.400% 09/01/07.........  Aaa       AAA       1,100,610
 3,000,000   North Broward, Florida,
              Hospital Revenue, (MBIA
              Insured),
              6.250% 01/01/06.........  AAA       AAA       3,266,820
             Orange County, Florida,
              Health Facilities
              Authority Revenue
              Refunding:
 1,375,000   (Lakeside Alternatives
              Inc.),
              6.250% 07/01/05.........  NR        BBB       1,480,050
             (Orlando Regional Medical
              Center Hospital), (MBIA
              Insured):
 3,000,000   4.400% 10/01/02..........  Aaa       AAA       3,037,860
 2,000,000   5.400% 11/01/02..........  Aaa       AAA       2,108,420
 2,000,000   6.250% 10/01/16..........  Aaa       AAA       2,296,040
 2,000,000   Orange County, Florida,
              Housing Finance
              Authority,
              Single-family Mortgage
              Revenue, Series A,
              (GNMA/FNMA Collateral),
              5.900% 09/01/19.........  NR        AAA       2,096,700

---------------------------------------------------------------------
                                            RATING
PRINCIPAL                                (UNAUDITED)
  AMOUNT                                MOODY'S   S&P       VALUE
             FLORIDA -- (CONTINUED)
             Orlando, Florida, Greater
              Orlando Aviation
              Authority, Airport
              Facilities
             Revenue Refunding:
$2,000,000   Series B, (FGIC Insured),
              6.200% 10/01/03.........  Aaa       AAA    $  2,198,740
             Series D, (AMBAC
              Insured):
 3,200,000   5.450% 10/01/01..........  Aaa       AAA       3,346,944
 2,000,000   5.600% 10/01/02..........  Aaa       AAA       2,122,980
             Orlando, Florida,
              Utilities Commission,
              Water and Electricity
              Revenue
             Refunding:
 3,000,000   5.600% 10/01/03..........  Aa1       AA        3,207,390
 2,000,000   Series B,
              5.400% 10/01/08.........  Aa2       AA-       2,112,200
             Orlando and Orange
              County, Florida,
              Expressway Authority
             Revenue Refunding:
 2,000,000   Junior Lien, (FGIC
              Insured),
              6.500% 07/01/10.........  Aaa       AAA       2,344,460
 3,000,000   Senior Lien, (AMBAC
              Insured),
              5.000% 07/01/03.........  Aaa       AAA       3,117,570
             Palm Beach County,
              Florida, GO:
 1,750,000   6.875% 12/01/03..........  Aa2       AA        1,987,528
 1,300,000   7.000% 12/01/04..........  Aa2       AA        1,506,375
 1,250,000   6.600% 10/01/11..........  NR        NR        1,370,037
 1,000,000   Palm Beach County,
              Florida, Health
              Facilities Authority
              Revenue, (Good Samaritan
              Health Systems),
              6.100% 10/01/05.........  NR        A+        1,091,310
 2,000,000   Palm Beach County,
              Florida, School District
              Revenue Refunding, GO,
              (AMBAC Insured),
              6.000% 08/01/06.........  Aaa       AAA       2,150,440
 2,000,000   Palm Beach County,
              Florida, Stadium
              Facilities Revenue,
              (MBIA Insured),
              5.250% 12/01/16.........  Aaa       AAA       2,025,980
 1,250,000   Pembroke Pines, Florida,
              Utility Systems Revenue,
              (FGIC Insured),
              6.250% 09/01/07.........  Aaa       AAA       1,351,163
 1,400,000   Pinellas County, Florida,
              Health Facilities
              Authority Revenue,
              (Morton Plant Health
              Systems Project), (MBIA
              Insured),
              4.900% 11/15/02.........  Aaa       AAA       1,447,264

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                            RATING
PRINCIPAL                                (UNAUDITED)
  AMOUNT                                MOODY'S   S&P       VALUE
---------------------------------------------------------------------
             FLORIDA -- (CONTINUED)

                                            RATING
PRINCIPAL                                (UNAUDITED)
  AMOUNT                                MOODY'S   S&P       VALUE
$1,000,000   Pinellas County, Florida,
              PCR, (Anclote & Barton
              Power Plants Florida
              Power Corporation),
              7.200% 12/01/14.........  Aa3       A+     $  1,098,330
             Pinellas County, Florida,
              Resource Recovery
              Revenue Refunding,
              Series A,
              (MBIA Insured):
 2,000,000   6.600% 10/01/00..........  Aaa       AAA       2,130,400
 2,500,000   6.800% 10/01/02..........  Aaa       AAA       2,704,650
 2,700,000   Reedy Creek, Florida,
              Improvement District
              Revenue, Series A,
              6.400% 06/01/07.........  A1        A+        2,897,883
             St. John's County,
              Florida, Industrial
              Development Authority,
              Hospital Revenue,
              (Flagler Hospital
              Project):
   850,000   5.700% 08/01/02..........  A2        A-          893,104
   945,000   6.000% 08/01/08..........  A2        A-          990,464
             St. Lucie County,
              Florida, School District
              Revenue, GO:
 2,000,000   (AMBAC Insured),
              6.000% 07/01/03.........  Aaa       AAA       2,171,800
 1,000,000   (FGIC Insured),
              5.875% 02/01/07.........  Aaa       AAA       1,103,850
 2,000,000   St. Petersburg, Florida,
              Utility Tax Refunding
              Revenue, (AMBAC
              Insured),
              6.000% 06/01/05.........  Aaa       AAA       2,162,600
 1,000,000   Sarasota, Florida, Water
              and Sewer Utility
              Revenue Refunding,
             (FGIC Insured),
              6.000% 10/01/02.........  Aaa       AAA       1,078,210
 1,200,000   Sarasota County, Florida,
              GO, (FGIC Insured),
              6.100% 10/01/02.........  Aaa       AAA       1,298,736
 1,650,000   Sarasota County, Florida,
              Public Hospital Board
              Revenue, (Sarasota
              Memorial Hospital
              Project), Series B,
              (MBIA Insured),
              5.000% 10/01/07.........  Aaa       NR        1,718,393
 2,100,000   Seminole County, Florida,
              School District Revenue,
              GO, (MBIA Insured),
              5.900% 08/01/02.........  Aaa       AAA       2,250,276
             Tallahassee, Florida,
              Health Facilities
              Revenue Refunding,
              Memorial Regional
              Medical Center, Inc.,
              (MBIA Insured):
 1,000,000   Series A,
              5.750% 12/01/04.........  Aaa       AAA       1,080,590

---------------------------------------------------------------------
                                            RATING
PRINCIPAL                                (UNAUDITED)
  AMOUNT                                MOODY'S   S&P       VALUE
             FLORIDA -- (CONTINUED)
$1,000,000   Series B,
              5.750% 12/01/04.........  Aaa       AAA    $  1,080,590
 3,170,000   Tampa, Florida, Sports
              Authority Revenue,
              (Stadium Project),
              (MBIA Insured),
              6.000% 01/01/07.........  Aaa       AAA       3,525,072
             Tampa, Florida, Water and
              Sewer Revenue, (FGIC
              Insured):
 1,000,000   5.125% 10/01/17..........  Aaa       AAA         998,170
 1,000,000   Series A,
              5.000% 10/01/02.........  Aaa       AAA       1,037,470
 2,750,000   Tampa Hillsborough
              County, Florida,
              Expressway Authority
              Revenue, (AMBAC
              Insured),
              5.000% 07/01/27.........  Aaa       AAA       2,675,640
 1,025,000   Venice, Florida, Health
              Facilities Revenue,
              (Venice Hospital, Inc.
              Project),
              5.300% 12/01/02.........  AAA       NR        1,074,036
 1,000,000   Venice, Florida
              Stormwater & Drain
              Revenue, (AMBAC
              Insured),
              5.600% 05/01/16.........  Aaa       AAA       1,046,450
                                                         ------------
                                                          207,091,291
                                                         ------------
             PUERTO RICO -- 1.3%
 1,650,000   Puerto Rico Industrial,
              Medical and
              Environmental Agency,
              Pollution Control
              Facilities, Finance
              Authority Revenue,
              Higher Education,
              (Catholic University
              Project), Series A,
              5.600% 12/01/07.........  NR        BBB-      1,739,265
 1,000,000   Puerto Rico Industrial,
              Tourist, Educational,
              Medical and
              Environmental Control
              Facilities Financing
              Authority, (Ryder
              Memorial Hospital
              Project), Series A,
              6.600% 05/01/14.........  NR        BBB       1,086,250
                                                         ------------
                                                            2,825,515
                                                         ------------
             TOTAL MUNICIPAL BONDS AND NOTES
             (Cost $198,405,336)......................    209,916,806
                                                         ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998


  SHARES                                                    VALUE
---------------------------------------------------------------------
INVESTMENT COMPANY -- 0.8% (Cost $1,686,000)
 1,686,000   AIM Tax-Exempt Fund...............          $  1,686,000
                                                         ------------

TOTAL INVESTMENTS
 (Cost $200,091,336*)......................   98.6%   211,602,806
OTHER ASSETS AND
 LIABILITIES (NET).........................    1.4      3,106,716
                                             -----   ------------
NET ASSETS.................................  100.0%  $214,709,522
                                             =====   ============

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $11,542,175 and gross depreciation of $30,705 for federal income tax purposes. At March 31, 1998, the aggregate cost of securities for federal income tax purposes was $200,091,336.

+ Zero coupon security. The rate shown reflects the yield to maturity.

Nations Florida Intermediate Municipal Bond Fund had the following insurance concentrations greater than 10% at March 31, 1998 (as a percentage of net assets):

   AMBAC                                                                   20.4%
   MBIA                                                                    18.3%
   FGIC                                                                    11.8%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1998

                                           RATINGS
PRINCIPAL                                (UNAUDITED)
  AMOUNT                                MOODY'S   S&P       VALUE
--------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 96.4%
             FLORIDA -- 94.1%
             Alachua County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding:
$1,000,000   (Santa Fe Healthcare
              Facilities Project),
              ETM,
              6.000% 11/15/09.........  Baa1      AAA    $ 1,084,030
 1,000,000   (Shands Teaching
              Hospitals and Clinics
              Inc. Project), Series A,
              (MBIA Insured),
              5.000% 12/01/04.........  Aaa       AAA      1,043,680
 1,000,000   Alachua County, Florida,
              Public Improvement
              Revenue Refunding, (FSA
              Insured),
              5.000% 08/01/14.........  Aaa       AAA        997,720
 1,000,000   Canaveral, Florida, Port
              Authority Revenue
              Refunding, Port
              Improvement, Series B,
              (FGIC Insured),
              5.700% 06/01/13.........  NR        AAA      1,058,450
 1,000,000   Citrus County, Florida,
              PCR Refunding, Crystal
              River, (Florida Power
              Corporation), Series B,
              6.350% 02/01/22.........  Aa3       A+       1,079,060
 1,000,000   Dade County, Florida,
              Health Facilities
              Authority, Hospital
              Revenue Refunding,
              (Baptist Hospital, Miami
              Project), Series A,
              (MBIA Insured),
              5.250% 05/15/21.........  Aaa       AAA        997,280
 1,000,000   Dade County, Florida,
              School District Revenue
              Refunding, GO, Series A,
              (MBIA Insured),
              6.125% 06/01/14.........  Aaa       AAA      1,097,240
 1,500,000   Dade County, Florida,
              Water and Sewer System
              Revenue Refunding, (FGIC
              Insured),
              5.000% 10/01/13.........  Aaa       AAA      1,500,930
             Escambia County, Florida,
              PCR, (Champion
              International
              Corporation Project),
              AMT:
 1,000,000   6.900% 08/01/22..........  Baa1      BBB      1,111,980
 1,000,000   6.400% 09/01/30..........  Baa1      NR       1,097,490
             Florida State Board of
              Education, GO, Capital
              Outlay, Public
              Education:
 1,000,000   Refunding, Series A,
              5.000% 06/01/08.........  Aa2       AA+      1,040,370
 1,000,000   Refunding, Series D,
              5.125% 06/01/18.........  Aa2       AA+        986,940

--------------------------------------------------------------------
                                           RATINGS
PRINCIPAL                                (UNAUDITED)
  AMOUNT                                MOODY'S   S&P       VALUE
             FLORIDA -- (CONTINUED)
$1,000,000   Unrefunded Balance,
              Series A,
              7.250% 06/01/23.........  Aa2       AA+    $ 1,077,480
 1,000,000   Florida State Department
              of Transportation, Fuel
              Sales Tax Revenue,
              (Right-of-Way Bridge),
              GO,
              5.375% 07/01/26.........  Aa2       AA+      1,012,640
 2,000,000   Florida State Department
              of Transportation, Right
              of Way -- A,
              5.000% 07/01/2017.......  Aa2       AA+      1,980,340
             Florida State Housing
              Finance Agency,
              Refunding:
             Multi-family Housing:
 1,000,000   (Altamonte Project),
              Series C,
              7.000% 12/01/24.........  NR        BBB+     1,105,850
   805,000   Single-family Mortgage,
              Series B, AMT,
              (GNMA/FNMA Collateral),
              6.550% 07/01/17.........  Aaa       AAA        853,791
   500,000   (The Vinyards Project),
              Series H,
              6.500% 11/01/25.........  NR        BBB+       524,300
             Florida State
              Jacksonville
              Transportation
              Authority, GO,
              Refunding:
   500,000   6.000% 07/01/05..........  Aa2       AA+        551,445
 1,000,000   5.000% 07/01/19..........  Aa2       AA+        978,150
 1,000,000   Florida State Municipal
              Power Agency Revenue,
              (Stanton II Project),
              Pre-refunded, (AMBAC
              Insured),
              6.500% 10/01/20.........  Aaa       AAA      1,113,500
 1,000,000   Greater Orlando Aviation
              Authority, (FGIC
              Insured),
              5.125% 10/01/2012.......  Aaa       AAA      1,003,880
 1,000,000   Hillsborough County,
              Florida, Industrial
              Development Authority,
              PCR, (Tampa Electric
              Company Project),
              8.000% 05/01/22.........  Aa3       AA       1,156,640
 1,000,000   Hillsborough County,
              Florida, Utility
              Refunding Revenue, (MBIA
              Insured),
              5.500% 08/01/12.........  Aaa       AAA      1,034,460
             Jacksonville, Florida,
              Health Facilities
              Authority, Hospital
              Revenue:
 1,500,000   (Daughters Of Charity),
              Series A,
              5.000% 11/15/15.........  Aa2       AA       1,474,050
 1,000,000   Series B,
              5.250% 08/15/27.........  Aa2       AA+        991,060

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                           RATINGS
PRINCIPAL                                (UNAUDITED)
  AMOUNT                                MOODY'S   S&P       VALUE
--------------------------------------------------------------------
             FLORIDA -- (CONTINUED)
$  750,000   Jacksonville, Florida
              Pollution Control
              Revenue,
              5.7000% 08/01/2031......  A1        A+     $   786,675
 1,000,000   Martin County, Florida,
              Industrial Development
              Authority Revenue,
              (Indiantown Cogeneration
              Project), Series A, AMT,
              7.875% 12/15/25.........  Baa3      BBB-     1,173,020
 1,000,000   Orange County, Florida,
              Health Facilities
              Authority Revenue
              Refunding, (Orlando
              Regional Medical Center
              Hospital), Series B,
              (MBIA Insured),
              5.000% 10/01/10.........  Aaa       AAA      1,016,880
 1,000,000   Orange County, Florida,
              Sales Tax Revenue,
              Series B,
              5.375% 01/01/24.........  A1        A+       1,008,640
 1,000,000   Orange County, Florida,
              Tourist Development Tax
              Revenue, Series B, (MBIA
              Insured),
              6.000% 10/01/14.........  Aaa       AAA      1,090,410
 1,000,000   Osceola County, Florida,
              Health Facilities
              Authority Revenue
              Refunding, Lutheran Good
              Samaritan Society,
              (AMBAC Insured),
              6.000% 05/01/10.........  Aaa       AAA      1,088,680
 1,500,000   Palm Beach County,
              Florida, Health
              Facilities Authority
              Revenue, (Good
              Samaritans Health
              System),
              6.200% 10/01/11.........  NR        A+       1,669,890
   665,000   Palm Beach County,
              Florida, Housing Finance
              Authority, Single-family
              Mortgage Purchase
              Revenue, Series A,
              (GNMA/ FNMA Collateral),
              6.500% 10/01/21.........  Aaa       NR         708,132

--------------------------------------------------------------------
                                           RATINGS
PRINCIPAL                                (UNAUDITED)
  AMOUNT                                MOODY'S   S&P       VALUE
             FLORIDA -- (CONTINUED)
$1,000,000   Polk County, Florida,
              Industrial Development
              Authority, Solid Waste
              Disposal Facilities
              Revenue, (Tampa Electric
              Company Project),
              5.850% 12/01/30.........  Aa2       AA     $ 1,046,870
 2,000,000   South Broward, Florida,
              Hospital District
              Revenue Refunding, (FSA
              Insured),
              5.500% 05/01/28.........  Aaa       AAA      2,038,640
 1,000,000   Tampa, Florida, Sports
              Authority Revenue,
              (Stadium Project), (MBIA
              Insured),
              5.125% 01/01/12.........  Aaa       AAA      1,018,640
             Venice, Florida, Health
              Facilities Revenue
              Refunding, (Venice
              Hospital Inc. Project):
   900,000   5.600% 12/01/05..........  AAA       NR         976,311
 1,000,000   5.700% 12/01/06..........  AAA       NR       1,090,520
 1,000,000   Volusia County, Florida,
              Educational Facilities
              Authority Revenue,
              Series A,
              6.125% 10/15/26.........  Baa2      NR       1,060,960
                                                         -----------
                                                          43,727,024
                                                         -----------
             PUERTO RICO -- 2.3%
   995,000   Puerto Rico, Housing,
              Bank and Finance Agency,
              Single-family Mortgage
              Revenue, (Affordable
              Housing
              Mortgage-Portfolio I),
              AMT, (GNMA/FNMA/ FHLMC
              Collateral),
              6.250% 04/01/29.........  Aaa       AAA      1,048,143
                                                         -----------
                                                           1,048,143
                                                         -----------
             TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $41,756,112)...............           44,775,167
                                                         -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998


  SHARES                                                  VALUE
------------------------------------------------------------------
INVESTMENT COMPANY -- 2.3% (Cost $1,063,000)
 1,063,000   AIM Tax-Exempt Fund.............          $ 1,063,000
                                                       -----------
TOTAL INVESTMENTS
 (Cost $42,819,112*)........................   98.7%   45,838,167
OTHER ASSETS AND
 LIABILITIES (NET)..........................    1.3       617,535
                                              -----   -----------
NET ASSETS..................................  100.0%  $46,455,702
                                              =====   ===========

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $3,063,685 and gross depreciation of $44,630 for federal income tax purposes. At March 31, 1998, the aggregate cost of securities for federal income tax purposes was $42,819,112.

Nations Florida Municipal Bond Fund had the following insurance concentrations greater than 10% at March 31, 1998 (as a percentage of net assets):

   MBIA       15.7%

Nations Florida Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 1998 (as a percentage of net assets):

   Pollution Control Revenue/
     Industrial Development Revenue                                       13.52%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1998

                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 98.7%
             GEORGIA -- 98.0%
$1,000,000   Alpharetta, Georgia,
              GO,
              6.000% 05/01/03.......  Aa2       AA-    $  1,084,290
             Atlanta, Georgia,
              Airport Facilities
              Revenue Refunding,
              (AMBAC Insured):
 1,000,000   5.000% 01/01/03........  Aaa       AAA       1,034,500
 1,000,000   6.000% 01/01/03........  Aaa       AAA       1,077,150
 8,000,000   7.250% 01/01/10+.......  Aaa       AAA       4,306,880
 1,000,000   Atlanta, Georgia,
              Downtown Development
              Authority Revenue
              Refunding,
              (Underground Atlanta
              Project), 6.250%
              10/01/12..............  Aa3       AA        1,086,090
 1,000,000   Atlanta and Fulton
              Counties, Georgia,
              Recreation Authority
              Revenue Refunding,
              (Atlanta Zoo Project),
              5.850% 12/01/00.......  Aa3       AA        1,048,610
 3,000,000   Baldwin County,
              Georgia, School
              District, GO, (State
              Aid Withholding),
              4.500% 01/01/03.......  NR        AA-       3,039,510
 3,000,000   Bibb County, Georgia,
              GO, 5.500% 01/01/08...  A1        AA        3,167,400
             Burke County, Georgia,
              Development Authority,
              PCR, (Oglethorpe Power
              Corporation):
             Series B:
 1,000,000   4.350% 01/01/01........  A3        A         1,005,350
 1,000,000   4.700% 01/01/04........  A3        A         1,015,540
   830,000   (MBIA Insured),
             7.700% 01/01/06........  Aaa       AAA         973,880
 2,000,000   Cartersville, Georgia,
              Development Authority
              Revenue Refunding,
              (Anheuser-Busch),
              5.625% 05/01/09.......  A1        A+        2,142,240
 1,000,000   Chatham County,
              Georgia, School
              District, GO, 5.800%
              08/01/04..............  A1        AA        1,064,050
             Cherokee County,
              Georgia, School System
              Revenue, GO:
 1,000,000   5.900% 06/01/02........  A1        NR        1,067,960
 1,000,000    (AMBAC Insured),
              5.875% 02/01/09.......  Aaa       AAA       1,106,850
   875,000   Cherokee County,
              Georgia, Water and
              Sewer Authority,
              Revenue Refunding and
              Improvement (MBIA
              Insured), 5.300%
              08/01/09..............  Aaa       AAA         927,771

-------------------------------------------------------------------
                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
             GEORGIA -- (CONTINUED)
             Clark County, Georgia,
              Hospital Authority
              Revenue, (Regional
              Medical Center
              Project), (MBIA
              Insured):
$1,000,000   5.100% 07/01/04........  Aaa       AAA    $  1,045,600
 1,000,000   5.750% 07/01/08........  Aaa       AAA       1,073,040
 1,000,000   Clayton County,
              Georgia, Water and
              Sewer Authority
              Revenue, (MBIA
              Insured), 5.400%
              05/01/07..............  Aaa       AAA       1,055,270
 1,000,000   Clayton County,
              Georgia, Hospital
              Authority Revenue,
              (MBIA Insured), 6.700%
              08/01/02..............  Aaa       AAA       1,096,980
 1,000,000   Cobb County, Georgia,
              Detention Buildings
              and Facilities, GO,
              5.300% 01/01/08.......  Aaa       AAA       1,049,610
             Cobb County, Georgia,
              Kennestone Hospital
              Authority Revenue,
              Series A:
 1,200,000   5.600% 04/01/05........  Aa2       AA        1,274,736
 1,000,000   5.700% 04/01/06........  Aa2       AA        1,063,630
             Cobb County, Georgia,
              School District, GO:
 2,000,000   4.800% 02/01/04........  Aa1       AA        2,059,320
 2,000,000   Series B, 6.150%
              02/01/03..............  Aa1       AA        2,173,420
             Cobb County, Georgia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series A:
 1,000,000   5.400% 07/01/08........  Aa1       AA        1,053,180
 2,000,000   Cobb County and
              Marietta, Georgia,
              Water Authority
              Revenue Refunding,
              5.000% 11/01/03.......  Aa1       AA        2,078,820
             Columbus, Georgia,
              Water and Sewer
              Authority Revenue
              Refunding:
 1,000,000   5.100% 05/01/03........  A3        A+        1,037,070
 2,250,000   Series 1992, (FGIC
              Insured), 6.000%
              05/01/03..............  Aaa       AAA       2,433,240
 1,000,000   Dalton, Georgia,
              Building Authority
              Revenue, 5.000%
              07/01/02..............  A1        NR        1,034,320
             Dalton, Georgia,
              Multiple Utility
              Revenue Refunding,
              (MBIA Insured):
 2,000,000   4.450% 01/01/03........  Aaa       AAA       2,020,360
 5,000,000   6.000% 01/01/06........  Aaa       AAA       5,509,800

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
             GEORGIA -- (CONTINUED)
             DeKalb County, Georgia,
              School District, GO:
$1,000,000   5.000% 07/01/03........  Aa        AA     $  1,038,710
 1,000,000   Series A, 4.250%
              07/01/99..............  Aa        AA        1,006,370
 1,000,000   Downtown Savannah
              Authority, Georgia,
              (Chatham County
              Projects), Series A,
              5.000% 01/01/11.......  Aa3       AA        1,008,470
             Fayette County,
              Georgia, School
              District, GO, Series
              1992:
 1,000,000   5.200% 03/01/00........  Aa        A+        1,024,620
 1,000,000   (FGIC Insured), 6.100%
              03/01/03..............  Aaa       AAA       1,084,030
   500,000   Series 1994, 5.500%
              03/01/03..............  Aa        A+          528,815
   750,000   Forsyth County,
              Georgia, School
              District, GO, 6.400%
              07/01/05..............  Aa3       AA-         843,180
             Fulco, Georgia,
              Hospital Authority
              Revenue, Revenue
              Anticipation
              Certificates:
             Georgia Baptist
              Healthcare, Series A:
 1,500,000   5.800% 09/01/01........  Baa1      NR        1,576,560
 1,000,000   6.000% 09/01/03........  Baa1      NR        1,087,210
             St. Joseph's Hospital:
 2,000,000   4.900% 10/01/03........  A3        A         2,064,160
 1,000,000   5.500% 10/01/14........  A3        A         1,066,160
 2,000,000   (Catholic Health East),
             4.600% 11/15/09........  Aaa       AAA       1,984,980
 1,735,000   Fulton County, Georgia,
              Development Authority
              Revenue,
             5.000% 09/01/17........  Aa1       AA+       1,703,215
             Fulton and DeKalb
              Counties, Georgia,
              Hospital Authority,
              Revenue Refunding,
              (Grady Memorial
              Hospital Project),
              (MBIA Insured):
 1,000,000   5.250% 01/01/04........  Aaa       AAA       1,049,950
 1,000,000   Series A, (AMBAC
              Insured), 6.950%
              01/01/01..............  Aaa       AAA       1,070,500
             Fulton County, Georgia,
              Building Authority
              Revenue Refunding:
 1,000,000   5.700% 01/01/00........  Aa3       AA        1,030,780
 1,025,000   5.700% 01/01/04........  Aa3       AA        1,098,421
 1,000,000   Fulton County, Georgia,
              Hospital Authority
              Revenue Refunding,
              Revenue Anticipation
              Certificates,
              (Northside Hospital
              Project), Series A,
              (MBIA Insured),
             6.000% 10/01/01........  Aaa       AAA       1,061,700

-------------------------------------------------------------------
                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
             GEORGIA -- (CONTINUED)
             Fulton County, Georgia,
              School District, GO:
$1,000,000   7.500% 01/01/02........  Aa3       AA     $  1,116,240
 1,500,000   6.250% 05/01/04........  Aa3       AA        1,659,270
 1,000,000   George L. Smith II,
              Georgia, World
              congress Control
              Authority, Revenue,
              Domed Stadium Project,
              (SunTrust Bank LOC),
             7.875% 07/01/20........  Aa3       AA-       1,087,640
             Georgia State, GO:
             Series A:
   695,000   7.700% 02/01/00........  Aaa       AAA         742,267
 1,500,000   6.250% 03/01/06........  Aaa       AAA       1,690,155
 1,200,000   Series B,
             6.000% 03/01/04........  Aaa       AAA       1,312,068
 2,750,000   Series C,
             6.500% 07/01/05........  Aaa       AAA       3,125,018
 1,500,000   Series D, GO,
             6.800% 08/01/99........  Aaa       AAA       1,559,925
 1,000,000   Georgia State,
              Housing & Finance
              Authority Revenue,
             6.600% 6/01/25.........  Aa2       AA+       1,068,600
 1,500,000   Georgia State,
              Municipal Gas
              Authority, Gas Tax
              Revenue, (Southern
              Storage Gas Project),
             6.000% 07/01/04........  NR        A-        1,631,490
             Georgia State Tollway
              Authority Revenue,
              (Georgia 400 Project),
              (ST GTD):
 2,000,000   6.375% 07/01/02........  Aaa       AA+       2,172,680
 1,000,000   6.400% 07/01/03........  Aaa       AAA       1,087,090
 1,000,000   5.000% 07/01/07........  Aaa       AAA       1,042,810
             Griffin-Spalding
              County,Georgia, School
              System, GO, (FSA
              Insured):
 1,000,000   5.250% 02/01/10........  Aaa       AAA       1,022,170
 2,000,000   5.600% 02/01/21........  Aaa       AAA       2,041,340
             Gwinnett County,
              Georgia, School
              District, GO:
 1,000,000   5.250% 02/01/08........  Aa1       AA+       1,033,950
 1,400,000   5.375% 02/01/09........  Aa1       AA+       1,461,236
 1,000,000    Refunding, Series B,
             6.000% 02/01/01........  Aa1       AA+       1,053,640
             Gwinnett County,
              Georgia, Water & Sewer
              Authority, Water
              Revenue Refunding:
   925,000   8.400% 08/01/01........  NR        AA+       1,047,785
             Hall County, Georgia,
              School District, GO:
 2,000,000   (AMBAC Insured),
             6.700% 12/01/14........  Aaa       AAA       2,309,420
 1,000,000   Refunding, Series B,
             6.300% 12/01/05........  A1        NR        1,125,760

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
             GEORGIA -- (CONTINUED)
$1,000,000   Henry City and County,
              Georgia, Water and
              Sewer Authority
              Revenue Refunding,
             Series A,
             5.000% 02/01/07........  A         NR     $  1,029,980
             Henry County, Georgia,
              School District, GO:
 1,000,000   Series A,
             5.700% 08/01/02........  A1        A+        1,061,240
             Series B:
 1,000,000   5.300% 08/01/99........  A1        A+        1,019,900
 1,000,000   5.600% 08/01/01........  A1        A+        1,047,280
 2,000,000   Henry County, Georgia,
              Hospital (AMBAC
              Insured),
             5.250% 07/01/09........  Aaa       AAA       2,107,640
 2,000,000   Houston County,
              Georgia, School
              District, GO, (MBIA
              Insured), 5.500%
              03/01/16..............  Aaa       AAA       2,040,400
 1,000,000   La Grange, Georgia,
              Water & Sewer Revenue,
             7.375% 01/01/12........  NR        NR        1,075,950
 1,000,000   Macon, Georgia, Water
              and Sewer Authority
              Revenue Refunding,
             Series A,
             4.700% 10/01/04........  A1        A+        1,024,750
 1,000,000   Meriwether County,
              Georgia, School
              District, GO, (FSA
              Insured),
             5.500% 02/01/16........  Aaa       AAA       1,041,360
             Metropolitan Atlanta
              Rapid Transit
              Authority (MARTA),
              Georgia, Sales Tax
              Revenue Refunding:
   540,000   Series D,
             7.000% 07/01/11........  AAA       AAA         660,809
             Series M:
 1,000,000   6.150% 07/01/02........  A1        AA-       1,075,100
 1,000,000   6.350% 07/01/04........  A1        AA-       1,075,730
 3,000,000   Refunding, Series P,
              (AMBAC Insured),
             5.900% 07/01/03........  Aaa       AAA       3,237,840
 1,000,000   Monroe County, Georgia,
              Development Authority,
              PCR, (Oglethorpe Power
              Corporation), Series
              A,
             6.800% 01/01/12........  A3        A         1,174,280
 2,495,000   Municipal Electric
              Authority, Georgia,
              (Project One), Series
              A, (MBIA Insured),
             5.375% 01/01/19........  Aaa       AAA       2,532,450
 1,100,000   Paulding County,
              Georgia, School
              District, GO, Series
              A,
             6.400% 02/01/04........  A2        A         1,218,217

-------------------------------------------------------------------
                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
             GEORGIA -- (CONTINUED)
$1,715,000   Port Houston Authority
              Tex Harris (MBIA
              Insured),
             4.850% 10/01/07+.......  Aaa       AAA    $  1,104,066
 1,400,000   Private Colleges and
              Universities
              Facilities Authority
              Revenue, Georgia,
              (Emory University
              Project), Series C,
              (GO of Instn),
             5.750% 10/01/02........  Aa1       AA        1,494,052
 1,000,000   Richmond County,
              Georgia, Board of
              Education, GO, (FGIC
              Insured),
             4.700% 11/01/06........  Aaa       AAA       1,018,490
 1,500,000   Richmond County,
              Georgia, Water and
              Sewer Revenue
              Refunding and
              Improvement, Series A,
              (FGIC Insured),
             5.250% 10/01/28........  Aaa       AAA       1,497,735
             Roswell, Georgia, GO:
   925,000   5.750% 02/01/07........  Aa        AA          992,506
 2,000,000   5.600% 02/01/10........  Aa        AA        2,137,420
 1,000,000   Savannah, Georgia,
              Economic Development
              Authority Refunding,
              PCR, (Union Camp
              Corporation Project),
             5.150% 05/01/02........  A1        NR        1,036,030
 1,250,000   Savannah, Georgia,
              Hospital Authority
              Revenue Refunding and
              Improvement, (Candler
              Hospital Project),
             7.000% 01/01/11........  Ba1       BB        1,342,225
             Savannah, Georgia,
              Resource Recovery
              Development Authority,
              Revenue Refunding,
              (Southern Energy
              Systems Company
              Project):
 1,000,000   5.700% 12/01/00........  A1        A+        1,040,740
 1,500,000   5.850% 12/01/01........  A1        A+        1,583,715
 1,000,000   Savannah, Georgia,
              Water and Sewer
              Revenue Refunding and
              Improvement,
             5.100% 12/01/09........  Aa3       AA-       1,025,940
                                                       ------------
                                                        140,620,697
                                                       ------------
             PUERTO RICO -- 0.7%
 1,000,000   Puerto Rico Municipal
              Finance Agency
              Refunding, Series B,
              5.000% 07/01/99.......  MIG1      A-        1,015,680
                                                       ------------
             TOTAL MUNICIPAL
              BONDS AND NOTES (Cost
              $134,346,898)..................           141,636,377
                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998


  SHARES                                                  VALUE
-------------------------------------------------------------------
INVESTMENT COMPANY -- 1.1% (Cost $1,641,000)
 1,641,000   AIM Tax-Exempt Fund.............          $  1,641,000
                                                       ------------
TOTAL INVESTMENTS (Cost $135,987,898*)......   99.8%   143,277,377
OTHER ASSETS AND LIABILITIES (NET)..........    0.2        234,545
                                              -----   ------------
NET ASSETS..................................  100.0%  $143,511,922
                                              =====   ============

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $7,303,531 and gross depreciation of $14,052 for federal income tax purposes. At March 31, 1998, the aggregate cost of securities for federal income tax purposes was $135,987,898.

+ Zero coupon security. The rate shown reflects the yield to maturity.

Nations Georgia Intermediate Municipal Bond Fund had the following insurance concentrations greater than 10% at March 31, 1998 (as a percentage of net assets):

   MBIA                                                                    14.2%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1998

                                           RATING
PRINCIPAL                               (UNAUDITED)
  AMOUNT                               MOODY'S   S&P       VALUE
-------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 95.9%
             GEORGIA -- 95.9%
$  500,000   Albany, Georgia, Sewer
              System Revenue, (MBIA
              Insured),
              4.900% 07/01/07........  Aaa       AAA    $   516,495
   500,000   Atlanta & Fulton County,
              Georgia, Recreational
              Authority Revenue,
              (Downtown Arena Public
              Improvement Project),
              Series A, (MBIA
              Insured),
              5.375% 12/01/26........  Aaa       AAA        508,150
   500,000   Bartow County, Georgia
              School District, GO,
              Series 1993,
              5.300% 05/01/08........  A         A          520,015
   500,000   Brunswick & Glynn
              County, Georgia,
              Development Authority
              Revenue, (Pacific
              Corporate Project),
              5.550% 03/01/26........  Baa2      NR         499,835
   500,000   Burke County, Georgia,
              Development Authority,
              PCR, (Oglethorpe Power
              Corporation Project),
              Series B,
              4.700% 01/01/04........  A3        A          507,770
   500,000   Cartersville, Georgia,
              Development Authority
              Revenue, Sewerage
              Facilities, (Anheuser
              Busch Project), AMT,
              5.625% 05/01/09........  A1        A+         535,560
   500,000   Clayton County, Georgia,
              Housing Authority,
              Multi-family Housing
              Revenue, (Advantages of
              Atlanta Apartments
              Project), (FHLMC
              Collateral),
              5.700% 12/01/16........  NR        AAA        511,520
   500,000   Columbia County,
              Georgia, School
              District, Series B,
              (MBIA Insured),
              6.250% 04/01/13........  Aaa       AAA        551,830
   500,000   Columbus, Georgia, Water
              and Sewer Authority
              Revenue Refunding,
              5.700% 05/01/20........  A3        A+         518,965
   470,000   Coweta County, Georgia,
              Development Authority,
              Industrial Development
              Revenue, (Sivaco
              National Wire Project),
              AMT,
              5.400% 02/01/09........  A1        NR         483,254

-------------------------------------------------------------------
                                           RATING
PRINCIPAL                               (UNAUDITED)
  AMOUNT                               MOODY'S   S&P       VALUE
             GEORGIA -- (CONTINUED)
$  500,000   Dalton, Georgia,
              Multiple Utility
              Revenue Refunding,
              (MBIA Insured),
              4.450% 01/01/03........  Aaa       AAA    $   505,090
   500,000   Fayette County, Georgia,
              School District, GO,
              6.125% 03/01/15........  Aa        A+         541,570
   500,000   Fayette County, Georgia,
              Water Revenue, (FGIC
              Insured),
              5.000% 10/01/23++......  Aaa       AAA        484,590
 1,000,000   Fulco, Georgia, Hospital
              Authority Revenue,
              Revenue Anticipation
              Certificates, St.
              Joseph's Hospital,
              5.500% 10/01/14........  A3        A        1,066,160
   500,000   Fulton County, Georgia,
              Development Authority
              Revenue, (Clark Atlanta
              University Project),
              (CONNIE LEE Insured),
              5.125% 01/01/10........  Baa2      AAA        508,990
 1,000,000   Galena Park, Texas,
              Independent School
              District, GO,
              (PSF-GTD),
              6.375% 08/15/24+.......  Aaa       NR         247,720
 1,000,000   Georgia L. Smith II,
              Georgia, World Congress
              Center Authority,
              Recreational Revenue,
              (Domed Stadium
              Project), (LOC-
              SUNTRUST BANK),
              7.875% 07/01/20........  Aa3       AA-      1,087,640
   500,000   Georgia State Municipal
              Electric Authority
              Power Revenue, Series
              CC,
              4.500% 01/01/02........  A3        A          504,090
   500,000   Georgia State Tollway
              Authority Revenue,
              4.500% 07/01/11........  Aaa       AAA        489,705
   500,000   Gwinnett County,
              Georgia, Water and
              Sewer Revenue
              Refunding,
              4.900% 08/01/06........  Aaa       AAA        518,670
   500,000   Hall County Georgia,
              School District, (State
              Aid Withholdings),
              4.5000% 11/01/14.......  Aa3       NR         467,205
   500,000   Lawrenceville, Georgia,
              Housing Authority,
              Multi-family Housing
              Revenue, (Knollwood
              Park Apartments
              Project), (FNMA
              Collateral),
              6.25% 12/01/29.........  NR        AAA        539,530

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                           RATING
PRINCIPAL                               (UNAUDITED)
  AMOUNT                               MOODY'S   S&P       VALUE
-------------------------------------------------------------------
             GEORGIA -- (CONTINUED)
$  500,000   Peach County, Georgia,
              School District, GO,
              (MBIA Insured),
              6.500% 02/01/08........  Aaa       AAA    $   577,855
   500,000   Private Colleges &
              Universities Authority
              Georgia Revenue, (Emory
              University Project),
              Series C,
              5.125% 11/01/27........  Aa1       AA         494,345
   500,000   Richmond County,
              Georgia, Water & Sewer
              Revenue, (FGIC
              Insured),
              5.250% 10/01/28........  Aaa       AAA        499,245
 1,000,000   Roswell, Georgia, GO,
              5.600% 02/01/10........  Aa        AA       1,068,710
             Savannah, Georgia,
              Hospital Authority,
              Revenue Refunding and
              Improvement:
   500,000   (Candler Hospital
              Project),
              7.000% 01/01/23........  Ba1       BB         536,890
   450,000   (St. Joseph's Hospital
              Project),
              6.125% 07/01/12........  A2        NR         482,620
   500,000   Savannah, Georgia, Water
              and Sewer Revenue
              Refunding and
              Improvement,
              5.100% 12/01/10........  Aa3       AA-        509,865
   500,000   Union County, Georgia,
              Housing Authority,
              Multi-family Housing
              Revenue Refunding,
              (Hidden Lake
              Apartments), Series A,
              (FHA/FNMA COLL),
              7.125% 12/01/25........  Aaa       NR         540,375
   500,000   Upper Oconee Basin Water
              Authority, Georgia
              Revenue, (FGIC
              Insured),
              5.2500% 07/01/27.......  Aaa       AAA        499,955
   570,000   White County, Georgia,
              Industrial Development
              Authority Revenue
              Refunding, (Clark-
              Schwebel Fiber and
              Glass Company Project),
              6.850% 06/01/10........  NR        BBB+       612,089
                                                        -----------
             TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $17,097,446)..............           17,936,303
                                                        -----------
  SHARES
 ---------
INVESTMENT COMPANIES -- 5.7% (Cost $1,057,000)
   947,000   AIM Tax-Exempt Fund..............          $   947,000
   110,000   Nuveen Tax-Exempt Fund...........              110,000
                                                        -----------
                                                          1,057,000
                                                        -----------
TOTAL INVESTMENTS
 (Cost $18,154,446*)........................  101.6%   18,993,303
OTHER ASSETS AND
 LIABILITIES (NET)..........................   (1.6)     (293,634)
                                              -----   -----------
NET ASSETS..................................  100.0%  $18,699,669
                                              =====   ===========

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $873,752 and gross depreciation of $34,895 for federal income tax purposes. At March 31, 1998, the aggregate cost of securities for federal income tax purposes was $18,154,446.

 + Zero coupon security. The rate shown reflects the yield to maturity.

++ Security purchased on a when-issued or delayed delivery basis.

Nations Georgia Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 1998 (as a percentage of net assets):

   MBIA                                                                    14.2%

Nations Georgia Municipal Bond Fund had the following industry concentrations greater than 10% at March 31, 1998 (as a percentage of total investments):

   Pollution Control Revenue/
     Industrial Development Revenue                                       11.22%
   Hospital Revenue                                                       10.98%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1998

                                          RATING
PRINCIPAL                               (UNAUDITED)
  AMOUNT                               MOODY'S   S&P      VALUE
-------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 94.3%
             MARYLAND -- 84.1%
             Anne Arundel County,
              Maryland, Consolidated
              Public Improvement
              Revenue, GO:
$1,000,000   6.200% 04/15/03.........  Aa1       AA+   $  1,074,820
 1,000,000   5.125% 07/15/08.........  Aa1       AA+      1,039,660
 1,740,000   Baltimore, Maryland,
              Consolidated Public
              Improvement Revenue,
              Series A,
              (FGIC Insured),
              5.300% 10/15/16........  Aaa       AAA      1,770,328
 1,000,000   Baltimore, Maryland, GO,
              Series B, (MBIA
              Insured),
              7.050% 10/15/07........  Aaa       AAA      1,195,890
 1,750,000   Baltimore, Maryland,
              Port Facilities
              Revenue,Consolidated
              Coal Sales, Series 85,
              6.500% 12/01/10........  Aa3       AA-      1,925,105
             Baltimore, Maryland,
              Revenue Refunding,
              (Wastewater Projects),
              Series A:
              (FGIC Insured):
   500,000   5.000% 07/01/22.........  Aaa       AAA        499,960
   500,000   5.000% 07/01/24.........  Aaa       AAA        498,510
 1,000,000   (MBIA Insured),
              5.100% 07/01/04........  Aaa       AAA      1,046,160
             Baltimore County,
              Maryland, Consolidated
              Public Improvement,
              Revenue Refunding:
 1,000,000   6.100% 07/01/01.........  Aaa       AAA      1,063,960
 1,000,000   Series A,
              (AMBAC Insured),
              5.300% 10/15/06........  Aaa       AAA      1,042,800
 1,075,000   Series C,
              (FGIC Insured),
              6.375% 10/15/07........  Aaa       AAA      1,232,606
             Baltimore County,
              Maryland, Metropolitan
              District Special
              Assignment Refunding,
              GO:
 1,375,000   5.750% 05/01/02.........  Aaa       AAA      1,460,882
 1,000,000   5.800% 05/01/03.........  Aaa       AAA      1,075,120
 2,000,000   Calvert County,
              Maryland, Consolidated
              Public Improvement
             Revenue Refunding, GO,
             4.625% 07/15/05.........  Aa        AA-      2,031,420
             Carroll County,
              Maryland, Consolidated
              Public Improvement
             Revenue, GO:
 1,350,000   6.000% 11/01/00.........  Aa3       AA       1,419,998
   500,000   6.900% 10/01/02.........  Aaa       AA         544,020

-------------------------------------------------------------------
                                          RATING
PRINCIPAL                               (UNAUDITED)
  AMOUNT                               MOODY'S   S&P      VALUE
             MARYLAND -- (CONTINUED)
             Cecil County,
              Maryland, Revenue
              Refunding, Consolidated
              Public Improvement, GO,
              (FGIC Insured):
$1,000,000   5.300% 12/01/00.........  Aaa       AAA   $  1,035,330
 1,500,000   4.800% 12/01/04.........  Aaa       AAA      1,545,615
             Charles County,
              Maryland, Consolidated
              Public Improvement,
             Revenue Refunding, GO:
 3,400,000   4.400% 06/01/03.........  Aa3       AA-      3,436,312
   750,000   6.450% 06/01/04.........  AAA       AA-        815,828
 1,000,000   6.375% 12/01/04.........  AAA       AA-      1,061,720
 2,000,000   Frederick County,
              Maryland, Consolidated
              Public Improvement,
              Revenue Refunding, GO,
              (FGIC Insured),
             5.750% 12/01/01.........  Aaa       AAA      2,112,340
 1,000,000   Frederick County,
              Maryland, GO,
              Series B,
             6.300% 07/01/06.........  Aa        AA-      1,096,820
   600,000   Harford County,
              Maryland, GO, Refunded,
             6.100% 12/01/04.........  AAA       AAA        643,470
 1,455,000   Harford County,
              Maryland, Public
              Improvement Revenue,
              GO,
             5.300% 09/01/03.........  Aa2       AA-      1,533,934
 1,000,000   Howard County,
              Maryland, Metropolitan
              District
             Series B,
             6.000% 08/15/03.........  Aaa       AAA      1,088,720
   605,000   Laurel, Maryland, GO,
              Series A,
              (MBIA Insured)
             6.300% 07/01/00.........  Aaa       AAA        636,345
 1,530,000   Laurel, Maryland,
              Public Improvement
              Refunding,
              Series A,
              (FGIC Insured),
             5.000% 10/01/11.........  Aaa       AAA      1,552,491
   500,000   Maryland-National
              Capital Park and
              Planning Co (Prince
              Georges County), GO,
              Series J-2, Pre-
              Refunded,
             6.900% 07/01/02.........  Aa2       AA         540,440
 1,000,000   Maryland State,
              Community Development
              Administration,
              Department of Housing
              and Community
              Development, (Single-
              family Project),
              First Series,
              (FHA Insured),
             4.950% 04/01/07.........  Aa2       NR       1,022,600

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                          RATING
PRINCIPAL                               (UNAUDITED)
  AMOUNT                               MOODY'S   S&P      VALUE
-------------------------------------------------------------------
             MARYLAND -- (CONTINUED)
$1,100,000   Maryland State, GO,
              Third Series,
              Refunded,
             6.800% 07/15/04.........  AAA       AAA   $  1,183,600
             Maryland State, Health
              and Higher Education
              Facilities Authority
              Revenue,
              Howard County
              General Hospital:
 1,000,000   5.125% 07/01/03.........  Baa1      BBB      1,014,620
 1,000,000   5.500% 07/01/13.........  Baa1      BBB      1,014,220
 1,000,000   5.500% 07/01/21.........  Baa1      BBB      1,012,240
   700,000   Johns Hopkins Hospital,
              7.000% 07/01/00........  Aa3       AA-        727,174
   500,000   Refunding,
              7.300% 07/01/05........  AAA       AAA        544,950
 1,000,000   (FGIC Insured),
              6.750% 07/01/23........  AAA       AAA      1,078,630
 1,000,000   Suburban Hospital,
              Refunded,
              6.000% 07/01/21........  AAA       AAA      1,072,130
 1,500,000   The Johns Hopkins
              Hospital,
              5.500% 07/01/07........  Aa3       AA-      1,594,665
 1,000,000   Charity Obligation,
              Group D,
              4.600% 11/01/26........  Aa2       AA+      1,009,280
 1,000,000   University of Maryland
              Medical System Project,
              (FGIC Insured),
              5.200% 07/01/04........  Aaa       AAA      1,049,920
             Maryland State, State
              and Local Facilities
              Loan, GO:
              Second Series,
              Pre-Refunded:
 1,000,000   5.000% 08/01/06.........  Aaa       AAA      1,046,390
 1,000,000   5.000% 08/01/07.........  Aaa       AAA      1,047,020
 3,000,000   Third Series,
              Pre-Refunded,
              5.000% 10/15/06........  Aaa       AAA      3,142,140
             Maryland State,
              Transportation
              Authority Revenue, GO:
 1,250,000   6.100% 09/01/01.........  Aa        AA       1,316,475
 3,235,000   4.375% 12/15/03.........  Aa        AA       3,261,656
 2,285,000   Maryland State,
              Transportation
              Authority, Special
              Obligation Revenue,
              (Baltimore-Washington
              D.C. International
              Airport Project),
              Series A, AMT,
              (FGIC Insured),
             6.400% 07/01/19.........  Aaa       AAA      2,426,213
 1,005,000   Maryland Water Quality
              Financing
              Administration,
              Revolving Loan Fund
              Revenue, Series A,
              6.650% 09/01/98........  Aa2       AA       1,017,402

-------------------------------------------------------------------
                                          RATING
PRINCIPAL                               (UNAUDITED)
  AMOUNT                               MOODY'S   S&P      VALUE
             MARYLAND -- (CONTINUED)
             Montgomery County,
              Maryland, Consolidated
              Public Improvement,
              GO, Series A:
$1,000,000   4.900% 10/01/07.........  Aaa       AAA   $  1,032,940
 1,000,000   5.375% 05/01/08.........  Aaa       AAA      1,076,140
   500,000   Pre-Refunded,
              6.700% 04/01/06........  AAA       AAA        546,245
 1,000,000   Montgomery County,
              Maryland, GO,
              Refunded,
             6.125% 10/01/07.........  AAA       AAA      1,083,440
 1,000,000   Montgomery County,
              Maryland, Housing
              Opportunities
              Commission, Single-
              family Mortgage
              Revenue, Series A,
              5.400% 07/01/08........  Aa2       NR       1,033,480
 1,575,000   Montgomery County,
              Maryland, Parking
              Revenue, Bethesda
              Parking Lot District,
              Series A,
              (FGIC Insured),
             5.700% 06/01/00.........  Aaa       AAA      1,633,826
 1,535,000   Northeast Maryland,
              Solid Waste Disposal
              Authority Revenue
              Refunding, (Southwest
              Resource Recovery
              Facility Project),
              (MBIA Insured),
             7.000% 01/01/01.........  Aaa       AAA      1,647,454
   630,000   Ocean City, Maryland,
              GO, Refunded,
              (MBIA Insured),
             6.100% 11/01/04.........  Aaa       AAA        682,901
             Prince Georges County,
              Maryland, Consolidated
              Public Improvement
              Revenue, GO:
 1,000,000   6.500% 07/01/02.........  A1        AA-      1,087,860
 1,000,000   5.600% 01/15/03.........  A1        AA-      1,058,760
 1,000,000   Prince Georges County,
              Maryland, GO,
              Series A,
              (MBIA Insured),
             5.400% 03/01/02.........  Aaa       AAA      1,046,300
             Prince Georges County,
              Maryland, Solid Waste
              Management Systems
              Authority, Revenue
              Refunding,
              (FSA Insured):
   800,000   6.600% 06/30/00.........  Aaa       AAA        845,696
 2,000,000   5.100% 06/15/05.........  Aaa       AAA      2,076,760
 1,000,000   Rockville, Maryland, GO,
             4.750% 04/15/05.........  Aa1       AA+      1,018,810
 1,000,000   St. Mary's County,
              Maryland, GO,
              (MBIA Insured),
             5.700% 03/01/08.........  Aaa       AAA      1,086,550

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                          RATING
PRINCIPAL                               (UNAUDITED)
  AMOUNT                               MOODY'S   S&P      VALUE
-------------------------------------------------------------------
             MARYLAND -- (CONTINUED)
             University of Maryland,
              Auxilliary Facilities
              and Tuition Revenue:
              Series A:
$  745,000   6.000% 02/01/04.........  Aa3       AA+   $    790,840
 1,000,000   6.300% 02/01/08.........  Aa3       AA+      1,074,370
 1,000,000   6.300% 02/01/10.........  Aa3       AA+      1,074,370
             Washington County,
              Maryland, GO:
   500,000   6.400% 12/01/00.........  A1        A+         518,145
 1,000,000   Series F, (FGIC
              Insured),
             5.250% 01/01/06.........  Aaa       AAA      1,049,100
 1,000,000   Washington County,
              Maryland, Sanitation
              District Authority,
              Series F,
              (FGIC Insured),
             5.250% 01/01/06.........  Aaa       AAA      1,049,100
             Washington Suburban
              Sanitation District
              Authority, Maryland,
              Water Supply
              Revenue, GO:
 1,000,000   5.000% 06/01/03.........  Aa1       AA       1,037,360
 1,000,000   5.600% 06/01/15.........  Aa1       AA       1,044,660
             Wicomico County,
              Maryland, Public
              Improvement,
              (MBIA Insured):
 1,355,000   4.900% 12/01/11.........  Aaa       A1       1,364,498
 1,425,000   5.000% 12/01/12.........  Aaa       A1       1,434,932
                                                       ------------
                                                         88,996,466
                                                       ------------
             COLORADO -- 1.2%
 3,800,000   E-470 Public
              Highway Authority
              Revenue, Colorado,
              Series B, (MBIA
              Insured),
              5.470% 09/01/18+.......  Aaa       AAA      1,308,644
                                                       ------------
             GUAM -- 0.2%
   250,000   Government of Guam, GO,
              Series A,
              5.200% 11/15/08........  NR        BBB        255,028
                                                       ------------
             ILLINOIS -- 1.2%
 5,000,000   Metropolitan Pier
              and Exposition
              Authority, Illinois,
              Dedicated State
              Tax Revenue,
              Series A,
              (MBIA Insured),
              6.250% 06/15/24+.......  Aaa       AAA      1,256,300
                                                       ------------
             MAINE -- 1.9%
 2,000,000   Baileyville Pollution
              Control Revenue,
              4.750% 06/01/05........  Baa2      NR       2,001,080
                                                       ------------

-------------------------------------------------------------------
                                          RATING
PRINCIPAL                               (UNAUDITED)
  AMOUNT                               MOODY'S   S&P      VALUE
             PUERTO RICO -- 1.0%
$1,000,000   Puerto Rico Municipal
              Finance Agency, Series
              B,
              5.000% 07/01/99........  MIG1      A-    $  1,015,680
                                                       ------------
             TEXAS -- 0.3%
 1,000,000   Bastrop, Texas,
              Independent School
              District, Revenue
              Refunding, GO,
              (PSF-GTD),
              5.650% 02/15/18+.......  Aaa       AAA        352,260
                                                       ------------
             VIRGINIA -- 1.1%
 1,085,000   Metropolitan Washington,
              D.C., Airports
              Authority, Virginia,
              General Airports
              Revenue, AMT, Series B,
              (FGIC Insured),
              5.750% 10/01/03........  Aaa       AAA      1,160,234
                                                       ------------
             WASHINGTON -- 3.3%
 3,000,000   Public Power Supply
              System Nuclear, Project
              No 1, Revenue Series A,
              7.000% 07/01/08........  Aa1       AA-      3,531,780
                                                       ------------
             TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $95,905,284)..............           99,877,472
                                                       ------------
                       INVESTMENT COMPANY -- 3.5% (Cost $3,704,000)
 3,704,000   AIM Tax-Exempt Fund..............            3,704,000
                                                       ------------
TOTAL INVESTMENTS
 (Cost $99,609,284*).......................   97.8%   103,581,472
OTHER ASSETS AND
 LIABILITIES (NET).........................    2.2      2,336,479
                                             -----   ------------
NET ASSETS.................................  100.0%  $105,917,951
                                             =====   ============

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $4,064,009 and gross depreciation of $91,821 for federal income tax purposes. At March 31, 1998, the aggregate cost of securities for federal income tax purposes was $99,609,284.

+ Zero coupon security. The rate shown is the yield to maturity.

Nations Maryland Intermediate Municipal Bond Fund had the following insurance concentrations greater than 10% at March 31, 1998 (as a percentage of net assets):

   FGIC                                                                    19.3%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1998

                                         RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                             MOODY'S    S&P       VALUE
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 94.0%
             MARYLAND -- 73.9%
             Anne Arundel County,
              Maryland,
              Consolidated Public
              Improvement Revenue,
              GO:
$  500,000   5.300% 04/01/10.......  Aa1        AA+    $   513,355
   500,000   5.250% 07/15/11.......  Aa1        AA+        522,060
   150,000   Baltimore, Maryland,
              Consolidated Public
              Improvement Revenue,
              GO, AMT, Series B,
              (FGIC Insured),
              6.300% 10/15/08......  Aaa        AAA        160,651
   250,000   Baltimore, Maryland,
              Convention Center
              Revenue, (FGIC
              Insured),
              6.150% 09/01/19......  Aaa        AAA        269,367
   250,000   Baltimore, Maryland,
              Port Facilities
              Revenue, Consolidated
              Coal Sales, Series
              85,                               AA-/
              6.500% 12/01/10......  Aa3        A-1+       275,015
             Baltimore, Maryland,
              Wastewater Projects
              Revenue, Series A,
              (FGIC Insured):
   500,000   5.000% 07/01/22.......  Aaa        AAA        498,510
   500,000   5.000% 07/01/24.......  Aaa        AAA        499,960
   300,000   Baltimore County,
              Maryland, Mortgage
              Revenue Refunding,
              (Kingswood Common
              III-A), (FHA
              Insured),
              5.750% 11/01/20......  NR         AAA        305,700
   610,000   Bel Air, Maryland,
              Industrial
              Development Revenue,
              (May Department
              Stores Company
              Project),
              6.375% 10/01/99......  NR         A          631,161
   500,000   Cecil County, Maryland
              REF-C, (FGIC
              Insured),
              4.800% 12/01/04......  Aaa        AAA        515,205
   250,000   Cumberland, Maryland,
              Revenue Refunding,
              GO, Series A, (FGIC
              Insured),
              5.250% 05/01/21......  Aaa        AAA        250,150
   400,000   Howard County,
              Maryland, Special
              Facilities Revenue,
              Series A,
              6.000% 02/15/21......  Aa2        AA-        429,000

------------------------------------------------------------------
                                         RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                             MOODY'S    S&P       VALUE
             MARYLAND -- (CONTINUED)
$1,000,000   Maryland State,
              Community Development
              Administration,
              Department of Housing
              and Community
              Development, Single
              Family Program --
              First Series,
              (MHF/FHA Insured),
              5.600% 04/01/18......  Aa2        NR     $ 1,034,039
             Maryland State,
              Community Development
              Administration, (FHA
              Insured):
   545,000   4.500% 09/01/2006.....  Aa2        NR         543,093
   500,000   4.950% 09/01/2011.....  Aa2        NR         499,010
             Maryland State, Health
              and Higher Education
              Facilities Authority
              Revenue:
   110,000   (Anne Arundel Medical
              Center), (AMBAC
              Insured),
              5.250% 07/01/13......  Aaa        AAA        104,158
   100,000   (Frederick Memorial
              Hospital), (FGIC
              Insured),
              5.250% 07/01/13......  Aaa        AAA        111,713
   200,000   (Greater Baltimore
              Medical Center),
              (FGIC Insured),
              5.000% 07/01/13......  Aaa        AAA        199,774
   290,000   (Memorial Hospital of
              Cumberland),
              6.500% 07/01/10......  A2         A          323,945
             Project and Refunding:
   150,000   (Doctors Community
              Hospital),
              5.750% 07/01/13......  Baa1       BBB-       153,915
   200,000   (Peninsula Regional
              Medical Center),
              5.000% 07/01/08......  A2         A          204,376
   300,000   (The Johns Hopkins
              Hospital),
              5.600% 07/01/09......  Aa3        AA-        318,105
   370,000   Maryland State,
              Industrial
              Development Financing
              Authority,
              (American Center
              Physics
              Headquarters),
              6.375% 01/01/12......  NR         BBB        397,336
   500,000   Maryland State,
              Stadium Authority,
              Lease Revenue, (Ocean
              City Convention
              Center),
              5.375% 12/15/13......  Aa         AA         512,355

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                         RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                             MOODY'S    S&P       VALUE
------------------------------------------------------------------
             MARYLAND -- (CONTINUED)
$  195,000   Maryland State,
              Transportation
              Authority, Special
              Obligation Revenue,
              (Baltimore-
              Washington D.C.
              International Airport
              Project), Series A,
              AMT, (FGIC Insured),
              6.400% 07/01/19......  Aaa        AAA    $   207,051
             Maryland State,
              Transportation
              Authority Revenue,
              (Transportation
              Facilities Project):
   300,000   5.750% 07/01/15.......  A1         A+         311,049
   500,000   Refunded,
              6.800% 07/01/16......  AAA        AAA        596,640
 1,000,000   Maryland State, Health
              and Higher Education,
              4.600% 11/01/2026....  Aa2        AA+      1,009,280
             Maryland Water Quality
              Financing
              Administration,
              Revolving Loan Fund
              Revenue, Series A:
   250,000   5.400% 09/01/10.......  Aa2        AA         257,815
   200,000   6.550% 09/01/14.......  Aa2        AA         219,490
   250,000   Montgomery County,
              Maryland, Housing
              Opportunities
              Commission Multi-
              family Mortgage
              Revenue, Series A,
              6.000% 07/01/14......  Aa2        NR         261,380
   300,000   Northeast, Maryland,
              Solid Waste Disposal
              Authority Rev
              Refunding,
              (Montgomery County
              Project), Series A,
              AMT,
              6.300% 07/01/16......  A          NR         320,688
   500,000   Prince Georges County,
              Maryland, PCR
              Refunding, (Potomac
              Electric Power
              Project),
              5.750% 03/15/10......  A1         A          549,030
             Prince Georges County,
              Maryland, Project and
              Refunding Revenue,
              (Dimensions Health
              Corporation), GO:
   175,000   5.375% 07/01/14.......  A          NR         177,723
   500,000   5.300% 07/01/24.......  A          NR         494,365
   500,000   Prince Georges County,
              Maryland, Solid Waste
              Management Authority,
              Revenue Refunding,
              (FSA Insured),
              5.200% 06/15/06......  Aaa        AAA        520,675

------------------------------------------------------------------
                                         RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                             MOODY'S    S&P       VALUE
             MARYLAND -- (CONTINUED)
$  500,000   Prince Georges County,
              Maryland, Stormwater
              Management, GO,
              5.500% 03/15/13......  Aa3        AA     $   515,115
 1,000,000   University of
              Maryland, System
              Auxiliary Facility
              and Tuition Revenue,
              Series A,
              5.125% 04/01/13......  Aa3        AA+      1,014,790
   200,000   Washington County,
              Maryland,
              Consolidated Public
              Improvement Revenue,
              GO,
              (MBIA Insured),
              5.800% 01/01/15......  Aaa        AAA        213,166
   320,000   Washington County,
              Maryland, Sanitation
              District Refunding,
              GO, Series F,
              (FGIC Insured),
              5.000% 01/01/04......  Aaa        AAA        331,779
                                                       -----------
                                                        16,271,989
                                                       -----------
             DISTRICT OF COLUMBIA -- 7.6%
             Washington, D.C.,
              Metropolitan Area
              Transportation
              Authority Revenue,
              Refunding, (FGIC
              Insured):
   200,000   4.900% 01/01/05.......  Aaa        AAA        206,008
   350,000   6.000% 07/01/10.......  Aaa        AAA        392,676
 1,000,000   Washington Suburban
              Sanitation District,
              MD,
              5.800% 06/01/03......  Aa1        AA       1,078,530
                                                       -----------
                                                         1,677,214
                                                       -----------
             GUAM -- 2.8%
   600,000   Government of Guam,
              GO, Series A,
              5.200% 11/15/08......  NR         BBB        612,066
                                                       -----------
             ILLINOIS -- 3.6%
 2,520,000   Metropolitan Pier and
              Exposition Authority,
              Illinois Dedicated
              State Tax Revenue,
              Capital Appreciation,
              (McCormick Place
              Exposition), Series
              A, (FGIC Insured),
              6.750% 06/15/20+.....  Aaa        AAA        787,046
                                                       -----------
             PUERTO RICO -- 6.1%
   500,000   Puerto Rico Electric
              Power Authority,
              Power Revenue
              Refunding Series Y,
              (MBIA Insured),
              6.500% 07/01/06......  Aaa        AAA        572,320

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                         RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                             MOODY'S    S&P       VALUE
------------------------------------------------------------------
             PUERTO RICO  -- (CONTINUED)
$  490,000   Puerto Rico Housing,
              Bank and Finance
              Agency, Single-family
              Mortgage Revenue,
              (Affordable Housing
              Mortgage --
              Portfolio I), AMT,
              (GNMA/FNMA/FHLMC
              Collateral),
              6.100% 10/01/15......  Aaa        AAA    $   515,264
   250,000   Puerto Rico
              Industrial, Medical
              and Environmental
              Agency, Pollution
              Control Facilities,
              Finance Authority
              Revenue, Higher
              Education, (Catholic
              University Project),
              Series A,
              5.600% 12/01/07......  NR         BBB-       263,525
                                                       -----------
                                                         1,351,109
                                                       -----------
             TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $19,620,110).............           20,699,424
                                                       -----------


  SHARES                                                   VALUE
-------------------------------------------------------------------
INVESTMENT COMPANY -- 3.0% (Cost $656,000)
    656,000   AIM Tax-Exempt Fund.............          $   656,000
                                                        -----------
TOTAL INVESTMENTS
 (Cost $20,276,110*)........................   97.0%     21,355,424
OTHER ASSETS AND
 LIABILITIES (NET)..........................    3.0         670,093
                                              -----     -----------
NET ASSETS..................................  100.0%    $22,025,517
                                              =====     ===========

---------------
* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $1,084,231 and gross depreciation of $4,917 for federal income tax purposes. At March 31, 1998, the aggregate cost of securities for federal income tax purposes was $20,276,110.

+ Zero coupon security. The rate shown reflects the yield to maturity.

Nations Maryland Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 1998 (as a percentage of net assets):

   FGIC                                                                    16.5%

Nations Maryland Municipal Bond Fund had the following industry concentrations greater than 10% at March 31, 1998 (as a percentage of net assets):

   Housing Revenue                                                        14.34%
   Hospital Revenue                                                       11.90%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1998

                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 97.6%
             NORTH CAROLINA -- 92.9%
$1,000,000   Buncombe County, North
              Carolina, GO:
              5.000% 03/01/03.......  Aa2       AA     $  1,037,870
             Buncombe County, North
              Carolina, Metropolitan
              Sewer District, Sewer
              System Revenue:
 1,250,000   Series A,
              6.750% 07/01/09.......  AAA       NR        1,372,850
     5,000   Unrefunded, Series B,
              6.750% 07/01/16.......  A         A+            5,487
             Charlotte, North
              Carolina, Health Care
              Systems Revenue,
              (Mecklenburg Hospital
              Authority):
 2,000,000    5.000% 01/15/17.......  Aa3       AA        1,956,940
 2,500,000    5.125% 01/15/22.......  Aa3       AA        2,447,650
             Prefunded:
   760,000    6.375% 01/01/09.......  NR        AA          830,855
   705,000    6.250% 01/01/20.......  NR        AA          767,703
             Unrefunded Balance:
 1,240,000    6.375% 01/01/09........  Aa3       AA        1,349,281
   425,000    6.250% 01/01/20........  Aa3       AA          457,865
 1,000,000   Charlotte, North
              Carolina,
              6.750% 06/01/01.......  AAA       AAA       1,044,730
             Charlotte, North
              Carolina, Public
              Improvement, GO,
              Series A:
 1,340,000    5.300% 04/01/05.......  Aaa       AAA       1,421,928
 1,000,000    6.900% 10/01/05.......  AAA       AAA       1,088,290
 1,800,000    6.500% 02/01/07.......  AAA       AAA       1,950,462
             Charlotte, North
              Carolina, Refunding,
              GO:
 1,000,000    4.500% 02/01/03.......  Aaa       AAA       1,016,890
 3,055,000    5.000% 06/01/05.......  Aaa       AAA       3,189,359
             Charlotte, North
              Carolina, Water and
              Sewer, GO:
 1,000,000    6.750% 06/01/01.......  AAA       AAA       1,044,730
 1,670,000    5.500% 05/01/06.......  Aaa       AAA       1,801,997
 1,000,000    5.800% 02/01/16.......  Aaa       AAA       1,069,140
             Cleveland County, North
              Carolina, GO:
              (FGIC Insured):
 2,500,000    5.100% 06/01/01.......  Aaa       AAA       2,579,175
 2,500,000    5.100% 06/01/02.......  Aaa       AAA       2,594,050
 1,000,000    5.100% 06/01/05.......  Aaa       AAA       1,042,320
 1,000,000   (AMBAC Insured),
              7.100% 06/01/00.......  Aaa       AAA       1,065,490
 2,000,000   Coastal Regional Solid
              Waste Management
              Authority, Solid Waste
              Disposal System,
              6.300% 06/01/04.......  A         BBB       2,172,300
   500,000   Concord, North
              Carolina, GO,
              6.200% 06/01/05.......  Aa        A+          543,735

                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
             NORTH CAROLINA -- (CONTINUED)
$1,000,000   Concord, North
              Carolina, Utilities
              System, (MBIA
              Insured),
              5.200% 12/01/02.......  Aaa       AAA    $  1,045,800
 1,000,000   Dayton, Ohio, Special
              Facilities Revenue,
              (Air Freight), Series
              D,
              6.200% 10/01/09.......  NR        BBB       1,085,110
             Durham and Wake County,
              North Carolina, GO:
 1,000,000    4.500% 05/01/00.......  Aaa       AAA       1,013,660
 2,000,000    5.750% 02/01/06.......  Aaa       AAA       2,142,180
 1,500,000    5.200% 03/01/07.......  Aaa       AAA       1,569,090
             Durham and Wake County,
              North Carolina,
              Special Apartment
              District, GO:
 2,300,000    5.000% 04/01/03.......  Aaa       AAA       2,391,678
 1,720,000    5.750% 04/01/03.......  Aaa       AAA       1,830,390
             Fayetteville, North
              Carolina, Public Works
              Commission,
              Revenue Refunding,
              (FGIC Insured):
 2,000,000    4.500% 03/01/04.......  Aaa       AAA       2,022,720
 1,000,000    6.750% 03/01/07.......  Aaa       AAA       1,071,710
 3,300,000   Fayetteville, North
              Carolina, Public Works
              Commission,
             (FSA Insured),
              5.125% 03/01/17.......  Aaa       AAA       3,286,404
 2,000,000   Forsyth County, North
              Carolina, Refunded,
              GO, Series A,
              4.750% 03/01/06.......  Aaa       AAA       2,055,720
   500,000   Gastonia, North
              Carolina, Water
              Revenue and Street
              Improvement, (FGIC
              Insured),
              5.200% 04/01/02.......  Aaa       AAA         520,100
 2,590,000   Greensboro, North
              Carolina, Public
              Improvement,
              4.700% 04/01/15.......  Aa1       AAA       2,489,693
 1,185,000   Greensboro, North
              Carolina, Enterprise
              System, Revenue Bond,
              Series A,
              6.500% 06/01/04.......  A1        AA-       1,328,219
 2,000,000   Greenville, North
              Carolina, Combined
              Enterprises Revenue,
              6.000% 09/01/10.......  A1        A+        2,158,300
 1,000,000   Guilford County, North
              Carolina, GO,
              5.300% 04/01/04.......  Aa1       AA+       1,053,210

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
             NORTH CAROLINA -- (CONTINUED)
$1,000,000   Haywood County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Solid Waste Disposal,
              (Champion
              International
              Corporation Project),
              AMT,
              5.500% 10/01/18.......  Baa1      BBB    $  1,023,020
             Henderson County, North
              Carolina, School and
              Community College, GO:
 1,000,000    6.500% 06/01/05.......  A1        A+        1,085,000
   500,000    6.500% 06/01/08.......  A1        A+          540,945
 1,250,000   High Point, North
              Carolina, GO,
              6.900% 06/01/04.......  Aa3       AA        1,349,113
             Iridell County, North
              Carolina, GO,
 1,000,000    4.750% 02/01/11.......  Aa3       A+          993,300
 1,095,000    4.750% 02/01/16.......  Aa3       A+        1,051,627
 1,160,000   Lee County, North
              Carolina, GO,
              6.000% 02/01/06.......  A1        A+        1,248,334
   750,000   Lower Cape Fear, North
              Carolina, Water and
              Sewer Authority
              Revenue, AMT,
              5.200% 03/01/04.......  A         BBB         779,738
 3,650,000   Martin County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority
              Revenue, (Wayerhaeuser
              Company Project),
              8.500% 06/15/99.......  A2        A         3,846,954
             Mecklenburg County,
              North Carolina, GO:
 1,000,000    6.600% 04/01/99.......  Aaa       AAA       1,029,110
 1,000,000    6.750% 04/01/00.......  AAA       AAA       1,055,120
 1,000,000    6.200% 04/01/06.......  AAA       AAA       1,078,780
 1,000,000   Mecklenberg County,
              North Carolina,
              Industrial Facilities
              and Pollution Control
              Finance Authority
              Revenue Refunding,
              (Fluor Corporation
              Project),
              5.250% 12/01/09.......  A2        A+        1,023,020
 1,195,000   Morganton, North
              Carolina, Water and
              Sewer, Revenue Bonds,
              GO, (FGIC Insured),
              5.700% 06/01/11.......  Aaa       AAA       1,282,677
 2,220,000   New Hanover County,
              North Carolina, GO,
              5.500% 03/01/10.......  Aa3       A+        2,360,015

                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
             NORTH CAROLINA -- (CONTINUED)
             North Carolina Housing
              Finance Agency:
$1,950,000   Multi-Family Housing
              Revenue, Series B,
              6.900% 07/01/24.......  Aa2       NR     $  2,086,032
             Single-Family Housing
              Revenue, Series R,
              (FHA Mortgages):
   775,000    6.350% 03/01/03.......  Aa2       AA          826,321
   780,000    6.350% 09/01/03.......  Aa2       AA          835,037
   925,000   Series Y,
              6.300% 09/01/15.......  Aaa       AA          990,342
             North Carolina
              Municipal Power
              Agency, Refunding #1,
              Catawba Electric
              Revenue Refunding:
 2,000,000   (AMBAC-TCRS Insured),
              6.000% 01/01/15.......  Aaa       AAA       2,040,000
 3,000,000   (FGIC Insured),
              5.200% 01/01/00.......  Aaa       AAA       3,065,160
             North Carolina
              Municipal Power
              Agency, Refunding #1,
              Catawba Electric
              Revenue Refunding:
              (FSA Insured):
 1,000,000    5.500% 01/01/01.......  Aaa       AAA       1,036,250
 1,000,000    7.000% 01/01/06.......  AAA       A-        1,071,620
 2,000,000   (MBIA-IBC Insured),
              7.250% 01/01/07.......  Aaa       AAA       2,383,620
 1,000,000   North Carolina State,
              Educational Authority
              Revenue, AMT,
              (Guaranteed Students
              Loans),
              5.300% 07/01/03.......  A         NR        1,031,780
             North Carolina State,
              Educational Facility
              Financial Agency
              Revenue:
 1,000,000   (Davidson College
              Project), GO,
              5.100% 12/01/00.......  NR        AA-       1,030,320
 1,000,000   (Duke University
              Project), Series C,
              6.625% 10/01/08.......  Aa1       AA+       1,095,120
 1,500,000   (Wake Forest
              University), GCO,
              5.000% 11/01/17.......  Aa3       AA        1,477,845
             North Carolina,
              Medicare Care,
              Community Health Care
              Facility Revenue,
              (Stanley Memory
              Hospital Project),
              (AMBAC Insured):
 1,000,000    5.000% 05/01/00.......  Aa3       AA        1,020,510
 2,000,000    5.250% 06/01/00.......  Aa3       AA        2,056,180
 1,000,000    5.200% 10/01/00.......  Aa3       AA        1,030,200
 1,930,000    5.400% 06/01/02.......  A1        A+        2,019,070
 1,620,000    5.600% 06/01/04.......  A1        A+        1,744,659
 2,000,000    5.250% 10/01/04.......  Aa3       AA        2,107,920

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
             NORTH CAROLINA -- (CONTINUED)
             North Carolina,
              Medicare Care,
              Community Health Care
              Facility Revenue,
              (Stanley Memory
              Hospital Project),
              (AMBAC Insured):
$1,000,000   5.300% 10/01/05........  Aa3       AA     $  1,058,280
 1,500,000   5.200% 10/01/13........  Aa3       A+        1,503,135
 2,000,000   5.250% 06/01/17........  Aa3       AA        2,007,760
 3,000,000   6.250% 06/01/17........  A1        A+        3,321,870
 1,000,000   5.250% 05/01/21........  Aa3       AA        1,002,100
 3,000,000   5.500% 10/01/14........  Aa3       AA        3,068,400
 2,000,000   5.000% 02/15/05........  Aaa       AAA       2,074,000
 1,000,000   5.250% 10/01/06........  Aaa       AAA       1,053,910
 4,000,000   5.250% 10/01/16........  Aaa       AAA       4,018,560
 1,800,000   North Carolina State,
              Capital Improvement,
              GO, Series A,
              4.700% 02/01/01.......  Aaa       AAA       1,837,368
             North Carolina State,
              GO, Series A:
 2,000,000   6.100% 03/01/01........  Aaa       AAA       2,118,260
 4,000,000   5.100% 03/01/06........  Aaa       AAA       4,212,640
 1,625,000   Orange County, North
              Carolina, GO,
              5.500% 02/01/12.......  Aa1       AA+       1,707,664
 2,000,000   Piedmont Triad Airport
              Authority, North
              Carolina, Revenue,
              (MBIA Insured),
              Refunding, Series A,
              6.800% 07/01/05.......  Aaa       AAA       2,152,620
             Pitt County, North
              Carolina, Revenue
              Refunding, (Pitt
              County Memorial
              Hospital):
 1,240,000   5.375% 12/01/10........  Aa        AA-       1,291,621
 1,000,000   Series A,
              6.200% 12/01/99.......  AAA       AA-       1,039,770
 1,000,000   Raleigh, North
              Carolina, Combined
              Enterprise System
              Revenue,
              5.250% 03/01/07.......  Aa        AA+       1,058,310
 1,910,000   Raleigh, North
              Carolina, GO,
              5.300% 06/01/16.......  Aaa       AAA       1,974,195
 2,000,000   Randolph County, North
              Carolina, GO,
              6.250% 05/01/08.......  Aa3       A+        2,173,440
 1,000,000   Robeson County, North
              Carolina, Industrial
              Facilities & Pollution
              Control, Revenue,
              6.400% 12/01/06.......  NR        AA-       1,136,110
   750,000   Rutherford County,
              North Carolina, GO,
              (MBIA Insured),
              6.400% 06/01/01.......  Aaa       AAA         802,463
 1,000,000   Surry County, North
              Carolina, GO, (AMBAC
              Insured),
              6.250% 04/01/99.......  Aaa       AAA       1,025,700

-------------------------------------------------------------------
                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
             NORTH CAROLINA -- (CONTINUED)
             Union County, North
              Carolina, School
              District, GO:
$1,000,000   6.500% 04/01/03........  A1        A+     $  1,077,430
   500,000   5.800% 03/01/05........  A1        A+          531,795
             University of North
              Carolina, University
              Revenue Refunding,
              Utilities Systems:
 3,500,000   5.200% 08/01/06........  Aa2       AA        3,657,010
 1,000,000   5.000% 08/01/09........  Aa2       AA        1,022,250
 1,600,000   5.000% 08/01/11........  Aa2       AA        1,618,064
             University of North
              Carolina, Chapel Hill
              Hospital, Revenue:
 1,000,000   5.400% 02/15/01........  Aa3       AA        1,037,860
 1,000,000   5.500% 02/15/02........  Aa3       AA        1,050,340
 2,500,000   5.000% 02/15/29........  Aa3       AA        2,427,150
 1,000,000   University of North
              Carolina, Charlotte,
              Revenue Refunding,
              Housing & Dining
              Systems, Series M,
              (MBIA Insured),
              4.800% 01/01/04.......  Aaa       AAA       1,026,190
             Wake County, North
              Carolina, Refunded,
              GO:
 1,000,000   6.500% 02/01/99........  NR        AAA       1,023,450
 2,000,000   4.200% 04/01/99........  Aaa       AAA       2,011,680
 1,000,000   4.700% 04/01/05........  Aaa       AAA       1,025,170
 2,000,000   Pre-refunded,
             6.500% 02/01/00........  NR        AAA       2,056,660
 2,065,000   Wake County, North
              Carolina, Hospital
              Revenue, (MBIA
              Insured),
              5.125% 10/01/26.......  Aaa       AAA       2,071,340
 1,000,000   Wake County, North
              Carolina, Public
              Improvement Revenue,
              GO,
              4.600% 02/01/06.......  Aaa       AAA       1,017,720
 1,200,000   Wayne County, North
              Carolina, GO, Revenue
              Refunding, (MBIA
              Insured),
              4.900% 04/01/05.......  Aaa       AAA       1,239,468
             Wilmington North
              Carolina, Public
              Improvement, Refunded,
              GO, (FGIC Insured),
              Series A:
 1,000,000   5.000% 04/01/11........  Aaa       AAA       1,020,150
 1,000,000   5.000% 04/01/13........  Aaa       AAA       1,004,200
 1,370,000   Series B, (FGIC
              Insured),
              5.000% 04/01/08.......  Aaa       AAA       1,434,801
             Winston-Salem North
              Carolina, Water and
              Sewer Systems,
              Revenue:
 2,295,000   5.500% 06/01/06........  Aa2       AA+       2,466,482
 1,000,000   5.500% 06/01/07........  Aa2       AA+       1,078,266
                                                       ------------
                                                        182,145,472
                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
             INDIANA -- 1.1%
$2,105,000   Purdue University
              Indiana University
              Revenue, Student
              Fee -- Series N,
              5.000% 07/01/08.......  Aa2       AA     $  2,176,528
                                                       ------------
             MISSOURI -- 1.0%
 2,000,000   Kansas City Missouri,
              Industrial Development
              Authority, Industrial
              Development Revenue,
              (Owens-Illinois Inc.)
              PJ-Conv.,
              4.900% 12/31/08.......  Baa2      NR        1,976,180
                                                       ------------
             PUERTO RICO -- 0.9%
 1,000,000   Puerto Rico Electric
              Power Authority, Power
              Revenue Refunding,
              (MBIA Insured), Series
              Y,
              7.000% 07/01/07.......  Aaa       AAA       1,190,710
   500,000   Puerto Rico Industrial,
              Tourist, Educational,
              Medical and
              Environmental Control
              Facilities Financing
              Authority, (Ryder
              Memorial Hospital
              Project), Series A,
              6.600% 05/01/14.......  NR        BBB         543,125
                                                       ------------
                                                          1,733,835
                                                       ------------
             TEXAS -- 1.0%
 1,865,000   Waxahachie Texas,
              Independant School
              District, Refunding,
              (PSF-GTD),
              5.250% 08/15/07.......  Aaa       Baa1      1,972,368
                                                       ------------

-------------------------------------------------------------------
                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
             WASHINGTON -- 0.7%
$1,150,000   Washington State Public
              Power Supply System,
              Revenue Refunding,
              (Nuclear Project
              Number 2), (MBIA
              Insured), Series A,
              5.800% 07/01/07.......  Aaa       AAA    $  1,253,834
                                                       ------------
             TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $181,273,903)............           191,258,217
                                                       ------------

  SHARES
----------
INVESTMENT COMPANY -- 1.2% (Cost $2,312,000)
 2,312,000   AIM Tax-Exempt Fund............             2,312,000
                                                      ------------
TOTAL INVESTMENTS
 (Cost $183,585,903*)......................   98.8%   193,570,217
OTHER ASSETS AND
 LIABILITIES (NET).........................    1.2      2,412,506
                                             -----   ------------
NET ASSETS.................................  100.0%  $195,982,723
                                             =====   ============

---------------
* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $10,110,863 and gross depreciation of $126,549 for federal income tax purposes. At March 31, 1998, the aggregate cost of securities for federal income tax purposes was $183,585,903.

Nations North Carolina Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 1998 (as a percentage of net assets):

   AMBAC                                       17.0%

Nations North Carolina Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 1998 (as a percentage of net assets):

   Hospital Revenue                           15.83%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1998

                                           RATING
PRINCIPAL                               (UNAUDITED)
  AMOUNT                               MOODY'S   S&P       VALUE
-------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 94.2%
             NORTH CAROLINA -- 92.2%
$1,050,000   Catawba County, North
              Carolina,
              4.750% 06/01/13........  Aa2       AA-    $ 1,024,432
             Charlotte, North
              Carolina, Health Care
              Systems Revenue
              Refunding, Mecklenburg
              Hospital Authority:
   525,000   6.250% 01/01/20.........  Aa        AA         565,598
 2,000,000   5.125% 01/15/22.........  NR        AA       1,958,120
   975,000   Charlotte, North
              Carolina, Health Care
              Systems Revenue
              Refunding, Mecklenburg
              Hospital Authority,
              Carolinas Healthcare
              System A,
              6.250% 01/01/20........  Aa3       AA       1,061,717
 1,000,000   Craven County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              PCR, Refunding,
              (Weyerhaeuser Company
              Project),
              6.350% 01/01/10........  NR        A        1,080,090
 1,000,000   Haywood County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Solid Waste Disposal,
              (Champion International
              Corporation Project),
              AMT,
              5.500% 10/01/18........  Baa1      BBB      1,023,020
 2,000,000   Martin County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority
              Revenue, Solid Waste
              Disposal, AMT,
              (Weyerhaeuser Company),
              5.650% 12/01/23........  A2        A        2,043,340
 2,000,000   Mecklenburg County,
              North Carolina,
              Industrial Facilities
              and Pollution Control
              Finance Authority
              Revenue Refunding,
              (Fluor Corporation
              Project),
              5.250% 12/01/09........  NR        A+       2,046,041
 1,000,000   Mecklenburg County,
              North Carolina,
              Refunding, GO,
              6.000% 04/01/11........  Aaa       AAA      1,130,600
 1,000,000   Monroe, North Carolina,
              Combined Enterprise
              System Revenue,
              6.000% 03/01/14........  A         A        1,066,690

-------------------------------------------------------------------
                                           RATING
PRINCIPAL                               (UNAUDITED)
  AMOUNT                               MOODY'S   S&P       VALUE
             NORTH CAROLINA -- (CONTINUED)
$1,000,000   Morganton, North
              Carolina, Water and
              Sewer Revenue, GO,
              (FGIC Insured),
              5.600% 06/01/10........  Aaa       AAA    $ 1,070,900
 1,000,000   New Hanover County,
              North Carolina,
              Industrial Facilities
              and Pollution Control
              Financing Authority,
              (Solid Waste Disposal,
              Occidental Petroleum
              Corporation Project),
              AMT,
              6.500% 08/01/14........  Baa3      BBB      1,092,260
             North Carolina Housing
              Finance Agency:
   830,000   Series U, (GNMA/
              FNMA COLL),
              6.700% 03/01/18........  Aa2       AA         888,349
   970,000   Single-family Housing
              Revenue, Series W,
              6.200% 09/01/09........  Aa2       AA       1,035,485
             North Carolina Medical
              Care Commission,
              Hospital Revenue
              Refunding:
 1,130,000   (AMBAC - TCRS Insured),
              5.250% 02/15/07........  Aaa       AAA      1,193,065
 1,000,000   (Grace Hospital Inc.
              Project), (AMBAC
              Insured),
              5.250% 10/01/16........  Aaa       AAA      1,004,640
 1,000,000   (Rex Hospital Project),
              6.250% 06/01/17........  A1        A+       1,107,290
 1,000,000   North Carolina Municipal
              Power Agency, Refunding
              #1, Catawba Electric
              Revenue Refunding, (FSA
              Insured),
              6.200% 01/01/18........  Aaa       AAA      1,087,190
 1,000,000   North Carolina State,
              University and College
              Improvements, GO,
              5.100% 06/01/06........  Aaa       AAA      1,054,550
 1,500,000   Onslow County, North
              Carolina, Combined
              Enterprise System
              Revenue, (MBIA
              Insured),
              5.875% 06/01/09........  Aaa       AAA      1,628,880
 1,000,000   Orange County, North
              Carolina, GO,
              5.500% 02/01/14........  Aa1       AA+      1,046,690
 1,000,000   Pitt County, North
              Carolina, Hospital
              Revenue, (Pitt County
              Memorial Hospital
              Project),
              5.250% 12/01/21........  Aa        AA-        999,520

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                           RATING
PRINCIPAL                               (UNAUDITED)
  AMOUNT                               MOODY'S   S&P       VALUE
-------------------------------------------------------------------
             NORTH CAROLINA -- (CONTINUED)
$1,000,000   St. John's County,
              Florida, Industrial
              Development Authority,
              Industrial Development
              Revenue, Professional
              Golf Hall of Fame -- A,
              (MBIA Insured),
              5.500% 3/01/17.........  Aaa       AAA    $ 1,033,120
 1,500,000   University North
              Carolina, Chapel Hill,
              Hospital Revenue,
              5.000% 02/15/29........  Aa3       AA       1,456,290
 1,000,000   Wilmington, North
              Carolina, Water
              Authority, GO,
              5.700% 06/01/15........  A1        A+       1,057,450
                                                        -----------
                                                         29,755,327
                                                        -----------
             PUERTO RICO -- 2.0%
   600,000   Puerto Rico Industrial,
              Medical and
              Environmental Agency,
              Pollution Control
              Facilities, Finance
              Authority Revenue,
              Higher Education,
              (Catholic University
              Project), Series A,
              5.600% 12/01/07........  NR        BBB-       632,460
                                                        -----------
             TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $28,286,389)..............           30,387,787
                                                        -----------


  SHARES                                                   VALUE
-------------------------------------------------------------------
INVESTMENT COMPANY -- 4.8% (Cost $1,554,000)
 1,554,000   AIM Tax-Exempt Fund..............          $ 1,554,000
                                                        -----------
TOTAL INVESTMENTS
 (Cost $29,840,389*)........................   99.0%   31,941,787
OTHER ASSETS AND
 LIABILITIES (NET)..........................    1.0       309,922
                                              -----   -----------
NET ASSETS..................................  100.0%  $32,251,709
                                              =====   ===========

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $2,110,019 and gross depreciation of $8,621 for federal income tax purposes. At March 31, 1998, the aggregate cost of securities for federal income tax purposes was $29,840,389.

Nations North Carolina Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 1998 (as a percentage of net assets):

   Pollution Control Revenue/
     Industrial Development Revenue                                       22.59%
   Hospital Revenue                                                       16.32%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1998

                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 98.6%
             SOUTH CAROLINA -- 98.6%
             Anderson County, South
              Carolina, Revenue
              Refunding, GO:
$1,100,000   6.400% 04/01/03........  A1        A+     $  1,204,918
 1,300,000   6.500% 04/01/04........  A1        A+        1,415,973
             Anderson County, South
              Carolina, Refunding,
              Sewer Authority, (FGIC
              Insured):
 1,240,000   5.200% 07/01/03........  Aaa       AAA       1,296,011
 1,000,000   5.500% 07/01/06........  Aaa       AAA       1,065,450
 1,500,000   5.600% 07/01/07........  Aaa       AAA       1,601,490
 1,000,000   5.600% 07/01/08........  Aaa       AAA       1,064,750
             Beaufort County, South
              Carolina, School
              District, GO, (SCSDE):
 1,000,000   6.650% 02/01/99........  Aa1       AA        1,022,260
             (AMBAC Insured),
 2,000,000   6.250% 02/01/01........  Aaa       AAA       2,114,640
 2,000,000   6.300% 02/01/02........  Aaa       AAA       2,116,000
 1,000,000   6.400% 02/01/03........  Aaa       AAA       1,059,740
             Beaufort County, South
              Carolina, Revenue
              Refunding, GO, (MBIA
              Insured):
 1,000,000   5.600% 12/01/08........  Aaa       AAA       1,035,650
 1,415,000   5.650% 12/01/09........  Aaa       AAA       1,481,463
             Berkeley County, South
              Carolina, Refunding
              and Improvement
              Authority, GO, (FGIC
              Insured):
 1,000,000   5.300% 05/01/04........  Aaa       AAA       1,054,090
 1,000,000   5.400% 05/01/05........  Aaa       AAA       1,062,130
 1,000,000   5.500% 05/01/06........  Aaa       AAA       1,064,190
             Berkeley County, South
              Carolina, Water and
              Sewer Authority
              Revenue Refunding,
              (MBIA Insured):
 1,000,000   7.000% 06/01/16........  Aaa       AAA       1,103,320
 1,000,000   Camden, South Carolina,
              Combined Public
              Utilities Revenue,
              Refunding and
              Improvement, (MBIA
              Insured),
             5.500% 03/01/17........  Aaa       AAA       1,038,210
             Charleston County,
              South Carolina,
              Hospital Facilities,
              Revenue Refunding and
              Improvement:
 3,000,000   (Bon Secours Health
              Systems Project), (FSA
              Insured),
              5.500% 08/15/10.......  Aaa       AAA       3,117,600
 1,000,000   (Medical Society Health
              Project), (MBIA
              Insured),
              6.000% 10/01/09.......  Aaa       AAA       1,078,990

-------------------------------------------------------------------
                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
             SOUTH CAROLINA -- (CONTINUED)
             Charleston County,
              South Carolina, Park
              and Recreation
              Commission District,
              GO:
$1,930,000   5.000% 02/01/00........  Aa        AA-    $  1,969,275
 1,000,000   Charleston County,
              South Carolina, Public
              Improvement Authority,
              GO, (ST Aid Withhldg),
              5.500% 06/01/14.......  Aa3       AA        1,037,870
 1,040,000   Charleston County,
              South Carolina, Solid
              Waste User Fee
              Revenue, (MBIA
              Insured),
              5.800% 01/01/06.......  Aaa       AAA       1,130,386
             Charleston County,
              South Carolina, Water
              and Sewer
              Improvements, Revenue
              Refunding:
 1,345,000   5.200% 01/01/99........  A1        AA-       1,360,104
 1,000,000   5.750% 01/01/04........  A1        AA-       1,066,700
 1,645,000   Cherokee County, South
              Carolina, School
              District No.1, GO,
              (SCSDE),
              5.000% 03/01/02.......  Aa1       AA        1,698,199
 1,125,000   Chester County, South
              Carolina, School
              District, GO, (SCSDE),
             6.450% 02/01/04........  NR        AA        1,196,707
             Clemson University,
              South Carolina,
              University & College
              Improvements Revenue
              (MBIA Insured):
 1,500,000   6.550% 06/01/07........  Aaa       AAA       1,609,650
 1,000,000   6.600% 06/01/08........  Aaa       AAA       1,074,570
 1,000,000   Columbia, South
              Carolina, Auto Parking
              Revenue, (AMBAC
              Insured),
              5.750% 12/01/09.......  Aaa       AAA       1,082,490
             Columbia, South
              Carolina, Waterworks
              and Sewer System,
              Revenue Refunding:
 2,420,000   6.200% 02/01/99........  Aa3       AA        2,470,844
 1,285,000   6.500% 02/01/02........  Aa3       AA        1,389,059
 6,000,000   5.500% 02/01/09........  Aa3       AA        6,450,960
             Capital Appreciation:
 2,700,000   6.900% 02/01/03+.......  Aa        AA        2,202,336
 1,000,000   Darlington County,
              South Carolina,
              Industrial Development
              Revenue, (Nucor
              Corporation Project),
              Series A,
              5.750% 08/01/23.......  A1        AA-       1,031,260
 1,600,000   6.125% 06/01/25........  A2        A         1,700,704

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
             SOUTH CAROLINA -- (CONTINUED)
             Darlington County,
              South Carolina,
              Pollution Control
              Revenue:
$1,500,000   6.600% 11/01/10........  A2        A      $  1,655,865
 1,000,000   (MBIA Insured),
              6.600% 11/01/10.......  Aaa       AAA       1,108,310
             Florence, South
              Carolina, Water and
              Sewer Revenue
              Refunding, (AMBAC
              Insured):
 1,000,000   4.700% 03/01/01........  Aaa       AAA       1,017,210
 1,250,000   5.150% 03/01/06........  Aaa       AAA       1,303,063
 3,000,000   Florence County, South
              Carolina, Hospital Ser
              A (MBIA Insured),
              5.000% 11/01/18.......  AA3       AAA       2,902,500
             Georgetown County,
              South Carolina,
              Pollution Control and
              Industrial Revenue
              Refunding,
 2,000,000   6.250% 06/15/05........  A3        A-        2,157,760
 1,225,000   5.700% 10/01/21........  A3        A-        1,266,895
             Grand Strand Water and
              Sewer Authority
              Revenue Refunding,
              (MBIA Insured):
 1,000,000   5.700% 06/01/00........  Aaa       AAA       1,035,870
 1,000,000   5.900% 06/01/01........  Aaa       AAA       1,052,370
 1,000,000   6.000% 06/01/02........  Aaa       AAA       1,068,200
 1,950,000   6.300% 06/01/05........  Aaa       AAA       2,128,289
 1,000,000   6.400% 06/01/07........  Aaa       AAA       1,095,200
             Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding:
 2,110,000   7.200% 05/01/06........  Aa3       AAA       2,286,607
 1,000,000   Series A, (Guaranty
              Agreement),
              5.400% 05/01/07.......  Aa3       AA-       1,058,810
 4,000,000   Series B,
              5.250% 05/01/17.......  Aa3       AA-       3,975,960
             Series C:
 1,000,000   5.300% 05/01/04........  AA3       AA        1,044,290
 4,000,000   5.400% 05/01/05........  AA3       AA        4,203,760
 2,100,000   5.500% 05/01/11........  AA3       AA        2,159,367
 1,000,000   Greenville, South
              Carolina, Industrial
              Revenue Refunding,
              (Monsanto Company
              Project),
             7.500% 10/01/07........  A1        NR        1,067,750
             Greenville, South
              Carolina, Waterworks
              Revenue, Water Utility
              Improvements:
 2,000,000   6.000% 02/01/06........  Aa1       AA        2,209,960
 1,000,000   6.000% 02/01/08........  Aa1       AA        1,118,060

-------------------------------------------------------------------
                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
             SOUTH CAROLINA -- (CONTINUED)
             Greenwood, South
              Carolina, Combined
              Public Utilities,
              Revenue Refunding and
              Improvement, (AMBAC
              Insured):
$1,885,000   5.500% 12/01/06........  Aaa       AAA    $  2,014,386
 2,000,000   5.500% 12/01/07........  Aaa       AAA       2,131,000
 1,060,000   5.500% 12/01/08........  Aaa       AAA       1,125,200
             Greer, South Carolina,
              Combined Public
              Utilities, Revenue
              Refunding and
              Improvement, (AMBAC
              Insured):
 3,900,000   4.750% 09/01/11........  Aaa       AAA       3,865,485
 3,500,000   5.000% 09/01/17........  Aaa       AAA       3,435,880
             Horry County, South
              Carolina, School
              District, GO:
 1,220,000   (SCSDE Insured),
              7.000% 01/01/04.......  Aa1       AA        1,340,390
             Horry County, South
              Carolina,Hospital
              Facilities Revenue:
 1,100,000   4.750% 07/01/10........  Aaa       AAA       1,088,846
 1,200,000   4.875% 07/01/11........  Aaa       AAA       1,190,088
 1,275,000   (MBIA SCSDE Insured),
              5.700% 03/01/16.......  Aaa       AAA       1,326,816
 1,000,000   Kershaw County, South
              Carolina, School
              District, GO, (SCSDE
              Insured),
              6.400% 07/01/06.......  Aa1       AA        1,086,450
 1,725,000   Lancaster County, South
              Carolina, School
              District, GO, (MBIA
              Insured),
              6.500% 07/01/07.......  Aaa       AAA       1,911,731
 1,000,000   Lexington and Richland
              Counties School
              District, South
              Carolina, GO,
              6.450% 02/01/99.......  Aa1       AA        1,022,990
 5,000,000   Lexington County,
             South Carolina, Health
              Service District, (FSA
              Insured),
             5.125% 11/01/21........  Aaa       AAA       4,876,200
 2,000,000   Lexington, South
              Carolina, Water and
              Sewer Authority
              Revenue, (Asset
              Guaranty)
              5.450% 04/01/19.......  NR        AA        2,019,780
             Medical University of
              South Carolina,
              Hospital Facilities
              Revenue, Series A:
 2,100,000   6.400% 07/01/99........  A3        A+        2,165,100
 1,000,000   6.900% 07/01/99........  A3        A+        1,037,440
             Refunding:
 2,000,000   7.000% 07/01/01........  A3        A+        2,153,500
 4,500,000   7.000% 07/01/02........  A3        A+        4,834,260
 3,725,000   7.200% 07/01/05........  A3        A+        4,009,963

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
             SOUTH CAROLINA -- (CONTINUED)
$2,500,000   Myrtle Beach, South
              Carolina, Sewer and
              Water Improvements,
              Revenue Refunding,
              (MBIA Insured),
              5.000% 03/01/03.......  Aaa       AAA    $  2,586,800
             North Charleston, South
              Carolina, Refunding,
              GO:
 1,750,000   5.600% 08/01/07........  A2        AA-       1,869,595
 1,725,000   5.750% 08/01/08........  A2        AA-       1,849,925
 1,000,000   North Charleston, South
              Carolina, Sewer,
              Revenue Refunding,
              (MBIA Insured)
              6.000% 07/01/02.......  Aaa       AAA       1,072,130
 3,025,000   Oconee County, South
              Carolina, Pollution
              Control, (Duke Power
              Co. Project),
              5.800% 04/01/14.......  Aa3       AA-       3,171,924
             Oconee County, South
              Carolina, School
              District, GO:
 1,000,000   5.100% 01/01/13........  Aaa       AAA       1,004,560
             Refunding, Series B:
 1,500,000   6.000% 03/01/99........  AA1       AA        1,530,855
 1,505,000   6.100% 03/01/00........  AA1       AA        1,563,545
             Piedmont Municipal
              Power Agency, South
              Carolina, Electric
              Revenue Refunding,
              (FGIC Insured):
 1,500,000   5.600% 01/01/00........  Aaa       BBB       1,544,430
 1,850,000   6.850% 01/01/07........  Aaa       AAA       2,008,915
             Series A:
 1,000,000   6.250% 01/01/13........  Aaa       AAA       1,078,410
 1,715,000   Unrefunded Balance,
              6.125% 01/01/03.......  Aaa       AAA       1,848,050
             Revenue Bonds, (MBIA
              Insured):
 9,000,000   Series B,
              5.250% 01/01/09.......  Aaa       AAA       9,351,630
             (South Carolina
              Electric Company
              Project):
 1,600,000   6.000% 01/01/05........  Aaa       AAA       1,755,808
             Richland County, South
              Carolina, GO:
 1,000,000   6.250% 03/01/09........  NR        AA        1,060,650
             Series B:
 2,020,000   4.750% 03/01/03........  Aa2       AA        2,070,621
 2,250,000   4.950% 03/01/05........  Aa2       AA        2,329,808
             Richland County, South
              Carolina, PCR, (Union
              Camp Corporation
              Project):
              Series B:
 1,000,000   6.625% 05/01/22........  A1        A-        1,081,430
             Series C:
 4,000,000   5.875% 11/01/02........  A1        A-        4,259,400
 1,000,000   6.350% 11/01/07........  A1        A-        1,087,770

-------------------------------------------------------------------
                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
             SOUTH CAROLINA -- (CONTINUED)
             Richland County, South
              Carolina, Revenue
              Refunding and
              Improvement:
$2,040,000   5.900% 12/01/01........  Aa2       AA     $  2,166,337
 1,500,000   7.125% 12/31/01........  NR        A+        1,525,170
 2,120,000   Series B,
             4.850% 03/01/04........  Aa2       AA        2,185,847
             Richland County, South
              Carolina, School
              District:
 5,000,000   No. 1, GO, (State Aid
              Withholding),
             4.625% 03/01/22........  Aa1       AA        4,628,200
             No. 2, Refunding,
              Series A, GO, (MBIA
              Insured):
 1,330,000   4.800% 03/01/03........  Aaa       AAA       1,364,474
 1,590,000   4.900% 03/01/04........  Aaa       AAA       1,640,991
 1,655,000   5.000% 03/01/05........  Aaa       AAA       1,716,599
 1,395,000   Richland County, South
              Carolina, Solid Waste
              Disposal Facilities
              Revenue, (Union Camp
              Corporation Project),
              Series A,
              6.750% 05/01/22.......  A1        A-        1,520,411
 1,000,000   Rock Hill, South
              Carolina, Combined
              Public Utility Systems
              Revenue,
              6.200% 01/01/03.......  Aaa       AAA       1,069,190
 2,410,000   Rock Hill, South
              Carolina, School
              District No. 3,
              Refunding,
             Series B, (FGIC
              Insured),
             5.900% 02/01/02........  Aaa       AAA       2,558,504
             South Carolina State,
              Capital Improvement,
              GO, Series A:
 6,135,000   3.500% 07/01/06........  Aaa       AAA       5,727,820
 2,000,000   4.250% 03/01/09........  Aaa       AAA       1,942,060
 4,000,000   South Carolina State,
              Educational Facilities
              for Nonprofit
              Institutions, (Furman
              University Project),
              Series A, (MBIA
              Insured),
             5.500% 10/01/26........  Aaa       AAA       4,122,280
             South Carolina State,
              Jobs Economic
              Development Authority
              Hospital Facilities
              Revenue:
 6,500,000   5.450% 08/01/15........  Aaa       AAA       6,637,150
 1,500,000   (Oconee Memorial
              Hospital), (Connie Lee
              Insured),
              6.150% 03/01/15.......  NR        AAA       1,623,630

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
             SOUTH CAROLINA -- (CONTINUED)
             South Carolina State,
              Housing Finance and
              Development Authority:
$1,000,000   Homeownership Mortgage
              Purchase, Series A,
              5.550% 07/01/15.......  Aa2       AA     $  1,018,720
             Multi-family Housing
              Revenue:
 2,600,000   Rental Housing Revenue,
              (Windsor Shores
              Project), Series B,
              (FHA Insured),
              5.600% 07/01/16.......  NR        AA        2,621,320
             Series A, (FNMA
              Insured),
 4,595,000   6.800% 11/15/11........  Aaa       NR        4,885,772
             (United Dominion
              Project),
 5,000,000   6.500% 05/01/24........  NR        BBB+      5,267,200
             South Carolina State,
              Public Service
              Authority, Revenue
              Bonds:
 1,000,000   Series A,
              5.200% 07/01/03.......  Aa2       A+        1,042,780
             Series A, Refunded:
 1,500,000   5.300% 07/01/05........  Aaa       AAA       1,578,000
 3,000,000   6.200% 07/01/05........  Aa2       A+        3,266,640
 1,000,000   6.375% 07/01/11........  Aa2       A+        1,081,180
 1,000,000   Series B,
              6.700% 07/01/02.......  Aa2       AA-       1,092,280
 1,000,000   Series B, Refunded,
              6.600% 07/01/01.......  AAA       AA-       1,075,900
 2,000,000   Series C, Refunded,
              5.100% 01/01/11.......  Aaa       AAA       2,024,900
 3,000,000   South Carolina State
              Refunding, Capital
              Improvement, GO,
              4.400% 04/01/04.......  Aaa       AAA       3,033,120
 1,750,000   South Carolina State
              Revenue Bonds, GO,
              Series W,
              6.000% 05/01/01.......  Aaa       AAA       1,851,920
 1,000,000   South Carolina State,
              University of South
              Carolina, GO, Series
              B,
              6.000% 03/01/01.......  Aaa       NR        1,053,660
 1,000,000   Spartanburg, South
              Carolina, Health
              Services District Inc.
              Hospital Revenue,
              Series B, Refunding,
              5.125% 04/15/17.......  Aaa       AAA         988,600

-------------------------------------------------------------------
                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
             SOUTH CAROLINA -- (CONTINUED)
             Spartanburg, South
              Carolina, Waterworks
              and Sewer System
              Authority, Revenue
              Refunding and
              Improvement,
$3,445,000   6.200% 06/01/09........  A1        AA-    $  3,699,069
             Spartanburg County,
              South Carolina, GO:
 1,025,000   5.800% 02/01/05........  Aa3       AA-       1,105,278
 1,005,000   5.700% 02/01/06........  Aa3       AA-       1,076,636
 1,000,000   5.700% 02/01/09........  Aa3       AA-       1,072,100
 1,000,000   West Colombia, South
              Carolina, Water &
              Sewer, Revenue
              Refunding, (MBIA
              Insured),
              6.300% 10/01/07.......  Aaa       AAA       1,096,690
             Western Carolina
              Regional Sewer Systems
              Authority (AMBAC
              Insured):
 1,000,000   5.600% 03/01/01........  Aaa       AAA       1,042,560
 2,500,000   5.000% 03/01/02........  Aaa       AAA       2,579,025
 1,000,000   5.800% 03/01/03........  Aaa       AAA       1,065,320
 1,000,000   5.900% 03/01/04........  Aaa       AAA       1,066,280
 1,000,000   5.500% 03/01/10........  Aaa       AAA       1,045,530
 1,000,000   6.750% 03/01/10........  Aaa       AAA       1,052,930
             York County, South
              Carolina, GO:
 1,000,000   6.700% 06/01/99........  A2        A         1,033,600
 1,000,000   York County, South
              Carolina, Industrial
              Development Revenue,
              Exempt Facility,
              (Hoechst Celanese
              Corporation Project),
              AMT,
              5.700% 01/01/24.......  A2        A+        1,019,020
 4,000,000   York County, South
              Carolina, PCR
              Refunding, (Bowater
              Inc. Project), Series
              B,
              6.850% 04/01/01.......  Baa1      BBB       4,241,840
                                                       ------------
             TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $256,252,504)............           272,652,379
                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998


  SHARES                                                  VALUE
-------------------------------------------------------------------
INVESTMENT COMPANY -- 0.4% (Cost $1,033,000)
  1,033,000   AIM Tax-Exempt Fund............          $  1,033,000
                                                       ------------
TOTAL INVESTMENTS
 (Cost $257,285,504*)......................   99.0%   273,685,379
OTHER ASSETS AND
 LIABILITIES (NET).........................    1.0      2,865,681
                                             -----   ------------
NET ASSETS.................................  100.0%  $276,551,060
                                             =====   ============

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $16,458,203 and gross depreciation of $58,328 for federal income tax purposes. At March 31, 1998, the aggregate cost of securities for federal income tax purposes was $257,285,504.

+ Zero coupon security. The rate shown reflects the yield to maturity.

Nations South Carolina Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 1998 (as a percentage of net assets):

   MBIA                                                                    15.7%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1998

                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 94.7%
             SOUTH CAROLINA -- 85.6%
$  750,000   Berkeley County, South
              Carolina, PCR, (South
              Carolina Electric and
              Gas Company),
              6.500% 10/01/14.......  A1        A-     $   817,628
   525,000   Camden, South Carolina,
              Combined Public
              Utilities Revenue,
              Refunding and
              Improvement, (MBIA
              Insured),
              4.900% 03/01/06.......  Aaa       AAA        541,307
   500,000   Charleston, South
              Carolina, GO,
              6.500% 06/01/11.......  Aa3       NR         544,150
   500,000   Charleston County,
              South Carolina,
              Hospital Facilities
              Revenue, (Bon Secours
              Health Systems
              Project), (FSA
              Insured),
              5.625% 08/15/25.......  Aaa       AAA        513,765
 1,000,000   Chester County, South
              Carolina, Industrial
              Development Authority,
              Revenue Refunding,
              (Springs Industries
              Inc. Project),
              7.350% 02/01/14.......  NR        BBB+     1,091,020
   500,000   Clemson University,
              South Carolina,
              Stadium Refunding
              Bonds, Student and
              Faculty Housing,
              Series M, (MBIA
              Insured),
              6.600% 06/01/08.......  Aaa       AAA        537,285
 1,000,000   Columbia, South
              Carolina, Waterworks
              and Sewer System
              Revenue,
              5.500% 02/01/09.......  Aa        AA       1,075,160
             Darlington County,
              South Carolina,
              Industrial Development
              Revenue:
   750,000   (Nucor Corporation
              Project), Series A,
              5.750% 08/01/23.......  A1        AA-        773,445
   500,000   (Sonoco Products
              Company Project),
              6.125% 06/01/25.......  A2        A          531,470
   500,000   Darlington County,
              South Carolina, PCR,
              (Carolina Power and
              Light Company
              Project),
              6.600% 11/01/10.......  A2        A          551,955

------------------------------------------------------------------
                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
             SOUTH CAROLINA -- (CONTINUED)
             Dorchester County,
              South Carolina, School
              District No. 2, GO,
              (FGIC Insured):
$  500,000   4.800% 07/01/05........  Aaa       AAA    $   513,205
   500,000   5.125% 02/01/13........  Aaa       AAA        504,005
             Georgetown County,
              South Carolina, PCR,
              (International Paper
              Company Project):
   500,000   6.250% 06/15/05........  A3        A-         539,440
   735,000   5.600% 12/01/21........  A3        A-         745,635
   300,000   Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series C,
              5.500% 05/01/11.......  Aa3       AA         308,481
   710,000   Greer, South Carolina,
              Combined Utility
              Systems Revenue,
              (AMBAC Insured),
              5.000% 09/01/17.......  Aaa       AAA        696,993
   500,000   Horry County, South
              Carolina, Hospital
              Facility Revenue,
              Conway Hospital
              Income, (AMBAC
              Insured),
              5.000% 07/01/28.......  Aaa       AAA        478,925
   500,000   Lexington, South
              Carolina, Health
              Services District Inc
              Hospital Revenue, (FSA
              Insured),
              5.125% 11/01/26.......  Aaa       AAA        486,450
   500,000   Lexington, South
              Carolina, Water and
              Sewer Revenue, (Asset
              Guaranty),
              5.500% 04/01/29.......  NR        AA         508,670
 1,000,000   Piedmont Municipal
              Power Agency, South
              Carolina, Electric
              Revenue Bonds, Series
              B, (MBIA Insured),
              5.250% 01/01/09.......  Aaa       AAA      1,039,070
 1,000,000   Richland County, South
              Carolina, School
              District No. 1, GO,
              (SCSDE),
              4.625% 03/01/22.......  Aa1       AA         925,640
   525,000   Richland County, South
              Carolina, Sewer System
              Revenue, GO, Series A,
              5.500% 03/01/17.......  Aa2       AA         537,232
   500,000   Richland County, South
              Carolina, Waste
              Disposal Facilities,
              Revenue Refunding,
              (Union Camp
              Corporation Project),
              Series A, AMT,
              6.750% 05/01/22.......  A1        A-         544,950

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
------------------------------------------------------------------
             SOUTH CAROLINA -- (CONTINUED)
$  500,000   South Carolina State,
              Capital Improvement,
              GO,
              4.400% 04/01/04.......  Aaa       AAA    $   505,520
 1,000,000   South Carolina, State
              Educational Facilities
              Authority, (Furman
              University Project),
              Series A, (MBIA
              Insured),
              5.500% 10/01/26.......  Aaa       AAA      1,030,570
   500,000   South Carolina State,
              Jobs-Economic
              Development Authority,
              Hospital Facilities
              Revenue, First
              Mortgage, (Lowman
              Home-Trinity Lutheran
              Home Project),
              6.700% 09/01/20.......  NR        NR         517,935
   500,000   York County, South
              Carolina, GO, (AMBAC
              Insured),
              4.750% 06/01/07.......  Aaa       AAA        506,135
   900,000   York County, South
              Carolina, PCR
              Refunding, (Bowater
              Inc. Project), Series
              B,
              6.850% 04/01/01.......  Baa1      BBB        954,414
                                                       -----------
                                                        18,320,455
                                                       -----------
             COLORADO -- 1.6%
 1,000,000   E-470 Public Highway
              Authority, Colorado,
              Revenue, Capital
              Appreciation, Series
              B, (MBIA Insured),
              5.470% 09/01/18+......  Aaa       AAA        344,380
                                                       -----------
             OHIO -- 2.6%
   500,000   Dayton, Ohio, Special
              Facilities Revenue
              Refunding, (Emery Air
              Freight Corporation
              Project), Series F,
              6.050% 10/01/09.......  NR        BBB        543,535
                                                       -----------

------------------------------------------------------------------
                                          RATING
PRINCIPAL                              (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
             PUERTO RICO -- 4.9%
$  995,000   Puerto Rico, Housing,
              Bank and Finance
              Agency, Single-family
              Mortgage Revenue,
              (Affordable Housing
              Mortgage -- Portfolio
              I), AMT,
              (GNMA/FNMA/FHLMC
              Collateral),
              6.250% 04/01/29.......  Aaa       AAA    $ 1,048,143
                                                       -----------
             TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $19,188,852).............           20,256,513
                                                       -----------
   SHARES
----------
INVESTMENT COMPANY -- 3.8% (Cost $822,000)
   822,000   AIM Tax-Exempt Fund.............              822,000
                                                       -----------
TOTAL INVESTMENTS
  (Cost $20,010,852*)...................   98.5%   21,078,513
OTHER ASSETS AND
  LIABILITIES (NET).....................    1.5       315,665
                                          -----   -----------
NET ASSETS..............................  100.0%  $21,394,178
                                          =====   ===========

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $1,069,989 and gross depreciation of $2,328 for federal income tax purposes. At March 31, 1998, the aggregate cost of securities for federal income tax purposes was $20,010,852.

+ Zero coupon security. The rate shown reflects the yield to maturity.

Nations South Carolina Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 1998 (as a percentage of net assets):

   MBIA                                                                    16.3%

Nations South Carolina Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 1998 (as a percentage of net assets):

   Pollution Control Revenue/
     Industrial Development Revenue                                       33.15%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1998

                                           RATING
PRINCIPAL                               (UNAUDITED)
  AMOUNT                               MOODY'S   S&P       VALUE
-------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 96.2%
             TENNESSEE -- 92.1%
             Anderson County,
              Tennessee, Health and
              Educational Facilities
              Board, (Methodist
              Medical Center):
$  585,000   5.000% 07/01/01.........  A1        NR     $   597,969
 1,000,000   5.400% 07/01/04.........  A1        NR       1,041,120
             Chattanooga-Hamilton
              County, Tennessee,
              Hospital Authority
              Revenue, GO, (Erlanger
              Medical Center), (FSA
              Insured):
 1,700,000   5.375% 10/01/04.........  Aaa       AAA      1,803,666
 1,000,000   5.500% 10/01/07.........  Aaa       AAA      1,077,420
 2,240,000   Dickson County,
              Tennessee, (FGIC
              Insured),
             5.000% 04/01/18.........  Aaa       NR       2,195,626
             Hamilton County,
              Tennessee, GO:
 1,750,000   5.000% 07/01/01.........  Aa2       NR       1,800,575
   500,000   6.400% 09/01/04.........  Aa2       NR         536,895
 1,145,000   Harpeth VY Utilities
              Revenue Refunding,
              5.000% 09/01/01........  A1        A        1,178,457
 1,600,000   Knox County, Tennessee,
              Health, Educational and
              Housing Facilities
              Board, Hospital
              Facilities Revenue,
              Refunding and
              Improvement, (Baptist
              Health System of East
              Tennessee, Inc.
              Project), (CONNIE LEE
              Insured), 5.500%
              04/15/11...............  NR        AAA      1,663,552
   500,000   Madison County,
              Tennessee, GO, Series
              A, 5.850% 08/01/03.....  A1        NR         533,440
 1,500,000   Maury County, Tennessee,
              Industrial Development
              Board, PCR, Multi-Modal
              Refunding, (Saturn
              Corporation Project),
              General Motors Guaranty
              Agreement, 6.500%
              09/01/24...............  A3        A        1,649,205
             McMinn County,
              Tennessee, Industrial
              Development Board, PCR,
              Refunding:
 1,800,000   (Bowater Inc. Project),
              6.850% 04/01/01........  Baa1      BBB      1,931,562
 1,000,000   (Recycling Facility-
              Calhoun Newsprint),
              7.400% 12/01/22........  Baa1      BBB      1,117,250
 1,000,000   Memphis-Shelby County,
              Tennessee, Refunding,
              6.750% 09/01/12........  Baa2      BBB      1,098,110

-------------------------------------------------------------------
                                           RATING
PRINCIPAL                               (UNAUDITED)
  AMOUNT                               MOODY'S   S&P       VALUE
             TENNESSEE -- (CONTINUED)
$1,000,000   Memphis, Tennessee,
              Electric System
              Revenue, Pre-refunded,
              6.000% 01/01/05........  Aa        AA     $ 1,093,710
 1,000,000   Memphis, Tennessee, GO,
              5.000% 07/01/17........  Aa2       AA         980,540
 1,500,000   Memphis, Tennessee,
              Water Revenue, 5.900%
              01/01/04...............  Aa        AA       1,622,595
             Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Health and Educational
              Facilities Board
              Revenue, Refunding and
              Improvement, (Meharry
              Medical College
              Project), (AMBAC
              Insured):
   505,000   6.000% 12/01/08.........  Aaa       AAA        567,211
   295,000   6.000% 12/01/09.........  Aaa       AAA        331,946
             Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Refunding, GO:
   750,000   5.250% 05/15/07.........  Aa        AA         795,120
 1,000,000   5.625% 05/15/14.........  Aa        AA       1,057,250
 1,000,000   Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Health and Educational
              Facilities Board,
              Revenue Refunding,
              (FNMA Collateral),
              (Multi-Family Hsg.,
              Welch Bend Apts.),
              Series A,
              5.500% 01/01/07........  NR        AAA      1,045,820
   600,000   Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Water and Sewer,
              Revenue Refunding,
              (FGIC Insured),
              6.500% 01/01/10........  Aaa       AAA        698,376
 1,000,000   Rutherford County,
              Tennessee, Capital
              Outlay Notes, Series A,
              6.500% 05/01/06........  Aa3       AA-      1,140,770
 1,345,000   Rutherford County,
              Tennessee, Public
              Improvements,
              6.000% 04/01/06........  Aa3       AA-      1,487,852
             Shelby County,
              Tennessee, Revenue
              Refunding, GO:
 1,000,000   Series A,
              5.000% 03/01/03........  Aa2       AA+      1,035,170
             Series B:
   740,000   6.000% 03/01/08.........  NR        AA+        792,037
   260,000   6.000% 03/01/08.........  Aa2       AA+        276,645

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                           RATING
PRINCIPAL                               (UNAUDITED)
  AMOUNT                               MOODY'S   S&P       VALUE
-------------------------------------------------------------------
             TENNESSEE -- (CONTINUED)
             Shelby County,
              Tennessee, Health,
              Educational and Housing
              Facilities Board, (MBIA
              Insured):
$  500,000   6.250% 08/01/09.........  Aaa       AAA    $   567,930
   520,000   Series D,
              5.300% 08/15/04........  Aaa       AAA        550,768
   500,000   Shelby County,
              Tennessee, Public
              Improvement, GO, Series
              A,
              5.625% 06/01/06........  Aa2       AA+        540,895
 1,000,000   Sumner County,
              Tennessee, Solid Waste
              Revenue, (AMBAC
              Insured),
              5.125% 08/01/03........  Aaa       AAA      1,040,340
             Tennessee Housing
              Development Agency,
              Mortgage Finance, AMT:
   700,000   5.850% 07/01/17.........  Aa2       AA         725,634
             GO, (Agency Insured):
 1,120,000   4.850% 07/01/03+........  Aa2       AA         879,850
   715,000   4.950% 07/01/04+........  Aa2       AA         533,190
             Series A:
 1,000,000   5.100% 07/01/01.........  A1        A+       1,023,840
   200,000   6.300% 01/01/08.........  A1        A+         209,288
   300,000   Series B,
              6.550% 07/01/19........  A1        A+         316,968
             Tennessee State, GO,
              Series A:
 1,000,000   7.000% 03/01/03.........  Aaa       AA+      1,125,530
 1,000,000   5.200% 03/01/05.........  Aaa       AA+      1,053,930
 1,000,000   Tennessee State, Local
              Development Revenue
              Refunding, Series A,
              5.050% 03/01/01........  A2        AA-      1,025,080
   500,000   Tennessee State, School
              Board Authority Higher
              Education Revenue,
              Series A,
              6.000% 05/01/05........  A1        AA         537,415
   500,000   Volunteer State Student
              Funding,
              4.850% 06/01/99........  Aa        NR         502,050
 1,275,000   West Plains, Missouri,
              Industrial Development
              Authority,
              5.250% 11/15/07........  NR        BBB-     1,289,318
 1,000,000   Williamson County,
              Tennessee, Revenue
              Refunding, GO,
              5.750% 03/01/03........  Aa1       NR       1,068,630
   730,000   Williamson County,
              Tennessee, Capital
              Outlay Notes,
              5.700% 05/01/02........  Aa1       NR         773,114

-------------------------------------------------------------------
                                           RATING
PRINCIPAL                               (UNAUDITED)
  AMOUNT                               MOODY'S   S&P       VALUE
             TENNESSEE -- (CONTINUED)
$1,140,000   Williamson County,
              Tennessee,
              5.000% 05/01/07........  Aa1       NR     $ 1,185,520
                                                        -----------
                                                         46,099,179
                                                        -----------
             PUERTO RICO -- 4.1%
   600,000   Puerto Rico Electric
              Power Authority, Power
              Revenue, Series P,
              6.750% 07/01/03........  Baa1      BBB+       653,778
   585,000   Puerto Rico, Housing,
              Bank and Finance
              Agency, Single-family
              Mortgage Revenue,
              (Affordable Housing
              Mortgage -- Portfolio
              I), AMT, (GNMA/FNMA/
              FHLMC Collateral),
              5.450% 04/01/05........  Aaa       AAA        611,840
   750,000   Puerto Rico, Industrial,
              Tourist, Educational,
              Medical and
              Environmental Control
              Facilities Financing
              Authority, (Ryder
              Memorial Hospital
              Project), Series A,
              6.400% 05/01/09........  NR        BBB        813,090
                                                        -----------
                                                          2,078,708
                                                        -----------
             TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $46,085,197)..............           48,177,887
                                                        -----------

  SHARES
 ---------
INVESTMENT COMPANY -- 2.6% (Cost $1,283,000)
 1,283,000   AIM Tax-Exempt Fund..............            1,283,000
                                                        -----------
TOTAL INVESTMENTS
 (Cost $47,368,197*)........................   98.8%   49,460,887
OTHER ASSETS AND
 LIABILITIES (NET)..........................    1.2       617,696
                                              -----   -----------
NET ASSETS..................................  100.0%  $50,078,583
                                              =====   ===========

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $2,107,320 and gross depreciation of $14,630 for federal income tax purposes. At March 31, 1998, the aggregate cost of securities for federal income tax purposes was $47,368,197.

+ Zero Coupon Security. The rate shown reflects yield to maturity.

Nations Tennessee Intermediate Municipal Bond Fund had the following industry concentrations greater than 10% at March 31, 1998 (as a percentage of net assets):

   Pollution Control Revenue/
     Industrial Development Revenue                                       11.58%
   Housing Revenue                                                        10.68%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1998

                                            RATING
PRINCIPAL                                (UNAUDITED)
 AMOUNT                                 MOODY'S   S&P       VALUE
--------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 95.3%
            TENNESSEE -- 87.6%
$250,000    Chattanooga-Hamilton
             County, Tennessee,
             Hospital Authority
             Revenue, GO, (Erlanger
             Medical Center), (FSA
             Insured),
             5.500% 10/01/07..........  Aaa       AAA    $   269,355
 400,000    Dickson County Tennessee,
             GO, (FGIC Insured),
             5.000% 04/01/18..........  Aaa       NR         392,076
 500,000    Humphreys County,
             Tennessee, Industrial
             Development Board, Solid
             Waste Disposal Revenue,
             (du Pont (E.I.) de
             Nemours & Company
             Project), AMT,
             6.700% 05/01/24..........  Aa3       AA-        553,520
 400,000    Knox County, Tennessee,
             Health, Educational and
             Housing Facilities Board,
             Hospital Facilities
             Revenue, Refunding and
             Improvement:
            (Baptist Health System of
             East Tennessee, Inc.
             Project), (CONNIE LEE
             Insured),
             5.500% 04/15/11..........  NR        AAA        415,888
 300,000    (Fort Sanders Alliance
             Project), (MBIA Insured),
             7.250% 01/01/09..........  Aaa       AAA        363,669
 200,000    Loudon County, Tennessee,
             Industrial Development
             Board, Solid Waste
             Disposal Revenue,
             (Kimberly-Clark
             Corporation Project),
             AMT,
             6.200% 02/01/23..........  Aa2       AA         211,362
 270,000    Maury County, Tennessee,
             Industrial Development
             Board, PCR, Multi-Modal
             Refunding, (Saturn
             Corporation Project),
             General Motors Guaranty
             Agreement,
             6.500% 09/01/24..........  A3        A          296,857
 250,000    McMinn County, Tennessee,
             Industrial Development
             Board, Solid Waste
             Recycling Facility
             Revenue, (Calhoun
             Newsprint Project), AMT,
             7.400% 12/01/22..........  Baa1      BBB        279,313
 300,000    Memphis, Tennessee,
             Electric System Revenue
             Refunding,
             4.900% 01/01/11..........  Aa        AA         301,392
 500,000    Memphis, Tennessee, GO,
             5.000% 07/01/17..........  Aa2       AA         490,270

--------------------------------------------------------------------
                                            RATING
PRINCIPAL                                (UNAUDITED)
 AMOUNT                                 MOODY'S   S&P       VALUE
            TENNESSEE -- (CONTINUED)
            Memphis-Shelby County,
             Tennessee, Airport
             Authority, Special
             Facilities and Project
             Revenue Refunding,
             (Federal Express
             Corporation Project),
             AMT:
$250,000    6.750% 09/01/12...........  Baa2      BBB    $   274,528
 100,000    6.200% 07/01/14...........  Baa2      BBB        105,565
 350,000    Metropolitan Government,
             Nashville and Davidson
             County, Tennessee,
             Electric Revenue, Series
             A,
             5.625% 05/15/14..........  Aa        AA         370,037
            Metropolitan Government,
             Nashville and Davidson
             County, Tennessee, Health
             and Educational
             Facilities Board Revenue,
             Refunding and
             Improvement, (Meharry
             Medical College Project),
             (AMBAC Insured):
 300,000    6.000% 12/01/09...........  Aaa       AAA        337,572
 250,000    7.000% 12/01/11...........  AAA       AAA        292,670
 500,000    6.000% 12/01/16...........  Aaa       AAA        559,530
 250,000    Metropolitan Government,
             Nashville and Davidson
             County, Tennessee,
             Refunding, GO,
            5.250% 05/15/07...........  Aa        AA         265,040
            Metropolitan Government,
             Nashville and Davidson
             County, Tennessee, Water
             and Sewer Revenue, (FGIC
             Insured):
 300,000    6.500% 01/01/10...........  Aaa       AAA        349,188
 300,000    5.200% 01/01/13...........  Aaa       AAA        311,271
 250,000    Rutherford County,
             Tennessee, Capital Outlay
             Notes, GO, Series A,
             6.500% 05/01/06..........  Aa3       AA-        285,193
 300,000    Rutherford County,
             Tennessee, Public
             Improvement, GO,
             6.000% 04/01/06..........  Aa3       AA-        331,863
 240,000    Shelby County, Tennessee,
             School Bonds, GO, Series
             A,
             5.900% 03/01/15..........  Aa2       AA+        256,802
 250,000    Sumner County, Tennessee,
             Health, Education and
             Housing Facilities Board
             Revenue Refunding,
             (Sumner Regional Health
             System Inc.),
             7.000% 11/01/03..........  NR        A-         278,197
 300,000    Tennessee Housing
             Development Agency, AMT
             (Homeown PG-3),
             5.850% 07/01/17..........  Aa2       AA         310,986

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                        MARCH 31, 1998

                                            RATING
PRINCIPAL                                (UNAUDITED)
 AMOUNT                                 MOODY'S   S&P       VALUE
--------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
$500,000    Tennessee Housing
             Development Agency AMT,
             GO,
             4.950% 07/01/04+.........  Aa2       AA     $   372,860
 555,000    Tennessee State, GO,
             Series A,
             7.000% 03/01/05..........  Aaa       AAA        643,090
 250,000    Tennessee State, Local
             Development Revenue,
             Series A,
             5.750% 03/01/11..........  A2        AA-        264,127
 400,000    Williamson County
             Tennessee, Refunding, GO,
             5.000% 05/01/07..........  Aa1       NR         415,972
                                                         -----------
                                                           9,598,193
                                                         -----------
            PUERTO RICO -- 7.7%
 500,000    Puerto Rico, Industrial,
             Tourist, Educational,
             Medical and Environmental
             Control Facilities
             Financing Authority,
             (Ryder Memorial Hospital
             Project), Series A,
             6.600% 05/01/14..........  NR        BBB        543,125
 300,000    Puerto Rico Public
             Building Authority,
             Guaranteed Public
             Education and Health
             Facilities Revenue
             Refunding, Series M,
             5.500% 07/01/21..........  Baa1      A          304,629
                                                         -----------
                                                             847,754
                                                         -----------
            TOTAL MUNICIPAL
             BONDS AND NOTES
             (Cost $9,806,283)........................    10,445,947
                                                         -----------

--------------------------------------------------------------------

 SHARES                                                     VALUE
 AMOUNT                                 MOODY'S   S&P       VALUE
                          INVESTMENT COMPANY -- 3.5% (Cost $378,000)
 378,000    AIM Tax-Exempt Fund.......................   $   378,000
                                                         -----------
TOTAL INVESTMENTS
 (Cost $10,184,283*).......................   98.8%    10,823,947
OTHER ASSETS AND
 LIABILITIES (NET).........................    1.2        132,569
                                             -----    -----------
NET ASSETS.................................  100.0%   $10,956,516
                                             =====    ===========

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $639,664 for federal income tax purposes. At March 31, 1998, the aggregate cost of securities for federal income tax purposes was $10,184,283.

+ Zero Coupon Security. The rate shown reflects yield to maturity.

Nations Tennessee Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 1998 (as a percentage of net assets):

   AMBAC                                                                   10.9%

Nations Tennessee Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 1998 (as a percentage of net assets):

   Pollution Control Revenue/
     Industrial Development Revenue                                       15.71%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1998

                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 99.3%
              TEXAS -- 83.7%
$   500,000   Alief, Texas,
               Independent School
               District, GO, (PSFG
               Insured), 5.000%
               02/15/18.............  Aaa       AAA    $    488,885
  1,450,000   Alliance Airport
               Authority Inc.,
               Texas, Special
               Facilities Revenue,
               (American Airlines
               Inc. Project), AMT,
               7.000% 12/01/11......  Baa2      BBB-      1,728,153
    750,000   Amarillo, Texas,
               Junior College
               District, GO, (FGIC
               Insured), 7.600%
               02/15/06.............  Aaa       AAA         886,365
              Arlington, Texas,
               Independent School
               District, GO:
  1,750,000   6.750% 08/15/99.......  Aa2       NR        1,818,127
  1,000,000   6.750% 08/15/00.......  Aa2       NR        1,062,990
  4,425,000   5.600% 08/15/05.......  Aaa       NR        4,680,676
  4,450,000   5.700% 08/15/06.......  Aaa       NR        4,715,131
              (PSFG Insured):
  3,275,000   6.100% 02/15/05.......  Aaa       NR        3,481,816
  1,725,000   6.100% 02/15/05.......  Aaa       NR        1,839,005
  1,060,000   ETM, (PSFG Insured),
               5.800% 02/15/02......  Aaa       NR        1,122,890
  1,375,000   Series A, (PSFG
               Insured), 6.375%
               08/15/01.............  Aaa       NR        1,472,955
  1,000,000   Arlington, Texas,
               Waterworks and Sewer
               Revenue, Refunding
               and Improvement
               Revenue, (FGIC
               Insured), 6.100%
               06/01/02.............  Aaa       AAA       1,073,960
  5,750,000   Austin, Texas, GO:
               5.500% 09/01/04......  Aa2       AA        6,143,070
  2,000,000   Public Improvement,
               (AMBAC Insured),
               5.900% 09/01/05......  Aaa       AAA       2,140,680
    965,000   Unrefunded, Series A,
               8.875% 09/01/00......  Aa2       AA        1,073,958
              Austin, Texas, Utility
               System Revenue,
               (AMBAC Insured):
  4,275,000   6.250% 11/15/03.......  Aaa       AAA       4,693,864
  3,000,000   6.250% 11/15/05.......  Aaa       AAA       3,289,320
    985,000   Brazos, Texas, Higher
               Education Authority
               Inc., Revenue
               Refunding, Senior
               Lien, Series A-2,
               AMT, (Guaranteed
               Student Loans),
               6.050% 06/01/03......  Aaa       NR        1,049,941
  3,525,000   Clear Creek, Texas,
               Independent School
               District, GO, (PSFG
               Insured), 5.375%
               02/01/06.............  Aaa       AAA       3,695,222
  5,000,000   Dallas-Fort Worth,
               Texas, Regional
               Airport Revenue,
               (Dallas-Fort Worth
               Airport Project),
               Series A, (MBIA
               Insured), 5.400%
               11/01/03.............  Aaa       AAA       5,285,500

-------------------------------------------------------------------
                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
              TEXAS -- (CONTINUED)
$ 1,500,000   Dallas, Texas, Civic
               Center Convention
               Revenue, Sr. Lien,
               (AMBAC Insured),
               6.375% 01/01/02......  Aaa       AAA    $  1,587,180
              Dallas, Texas, GO:
  7,000,000   5.500% 02/15/00.......  Aaa       AAA       7,210,840
  3,000,000   5.600% 02/15/01.......  Aaa       AAA       3,129,690
              Dallas, Texas,
               Independent School
               District, (PSFG
               Insured), Unrefunded:
  1,575,000   5.600% 08/15/05.......  Aaa       AAA       1,679,202
  1,550,000   5.700% 08/15/06.......  Aaa       AAA       1,659,926
  2,880,000   Dallas, Texas
               Municipal Bond
               5.5000% 02/15/07.....  Aaa       AAA       3,106,080
    500,000   Denton, Texas, Health
               Facilities
               Development,
               Refunding, (AMBAC
               Insured), 6.000%
               05/01/05.............  Aaa       AAA         545,355
              El Paso, Texas, GO,
               (FGIC Insured):
  1,395,000   Series C, 5.700%
               08/15/03.............  Aaa       AAA       1,475,436
  3,000,000   Fort Worth, Texas
               Higher Education
               Revenue, 5.000%
               03/15/20.............  NR        AA-       2,914,260
  1,010,000   Fort Worth, Texas,
               Independent School
               District, GO, 7.250%
               02/15/99.............  Aa        AA        1,040,785
  3,500,000   Fort Worth, Texas,
               Series A, GO, 5.300%
               03/01/01.............  Aa2       AA        3,621,730
  3,000,000   Fort Worth, Texas,
               Water and Sewer
               Revenue, Series B,
               5.875% 02/15/00......  Aa2       AA        3,106,920
  2,000,000   Garland, Texas,
               Utility System
               Revenue, (AMBAC
               Insured), 5.900%
               03/01/02.............  Aaa       AAA       2,124,720
  2,915,000   Grand Prairie, Texas,
               Independent School
               District, GO, (PSFG
               Insured), 5.200%
               02/15/24.............  Aaa       AAA       2,916,691
              Harris County, Texas,
               Flood Control
               District, GO, Series
               A,
  1,115,000   5.800% 10/01/03.......  Aa2       AA        1,186,048
  3,000,000   6.250% 10/01/04.......  Aa2       AA        3,192,240
              Harris County, Texas,
               Toll Road, Sr. Lien,
               (FGIC Insured):
  7,185,000   5.000% 08/15/16.......  Aaa       AAA       7,049,132
  3,380,000   5.375% 08/15/20.......  Aaa       AAA       3,424,109
              Harris County, Texas,
               Health Facilities
               Development
               Authority,
              Memorial Hospital:
  1,000,000   6.700% 06/01/00.......  NR        NR        1,056,630
  2,655,000   Series A,
              6.000% 06/01/10.......  Aaa       AAA       2,969,246

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
              TEXAS -- (CONTINUED)
$ 4,400,000   Harris County, Texas,
               Health Facilities
               Development
               Authority, (FSA
               Insured), 5.500%
               06/01/10.............  Aaa       AAA    $  4,676,848
  4,390,000   Houston, Texas, GO,
               Series C,
              6.000% 03/01/05.......  Aa3       AA-       4,670,828
              Houston, Texas:
  1,025,000   6.600% 04/01/05.......  Aa3       AA-       1,097,539
  1,305,000   6.600% 04/01/06.......  Aa3       AA-       1,397,355
  5,000,000   Houston, Texas,
               Independent School
               District, Refunding,
               GO, (PSFG Insured),
              5.400% 08/15/07.......  Aaa       AAA       5,214,800
  6,145,000   Houston, Texas, Water
               and Sewer Systems
               Revenue, Unrefunded
               Balance, Prior Lien,
               Series B,
              5.900% 12/01/03.......  A3        A         6,624,802
  1,000,000   Hurst-Euless-Bedford
               Independent School
               District, Texas
               Refunding, GO, (PSFG
               Insured),
              5.250% 08/15/24.......  Aaa       AAA       1,005,320
              Lewisville, Texas,
               Independent School
               District, Refunding,
               GO, (PSFG Insured):
  2,000,000   6.000% 08/15/00.......  Aaa       NR        2,094,180
  2,000,000   6.100% 08/15/02.......  Aaa       NR        2,155,200
  4,900,000   6.250% 08/15/05.......  Aaa       NR        5,282,935
 12,000,000   Lower Colorado River
               Authority, Texas,
               Revenue Refunding,
              Junior Lien Revenue,
               (AMBAC Insured),
              5.300% 01/01/06.......  Aaa       AAA      12,573,960
  1,000,000   Lubbock, Texas,
               Independent School
               District, Series A,
               (PSF-GTD),
              6.300% 08/15/04.......  NR        NR        1,053,080
              Mesquite, Texas,
               Independent School
               District 1,
               Refunding, GO, (PSFG
               Insured):
  2,000,000   5.750% 08/15/03.......  Aaa       AAA       2,106,700
  1,080,000   5.000% 08/01/06+......  Aaa       NR          736,906
  5,000,000   5.300% 08/15/06.......  Aaa       AAA       5,236,100
  1,070,000   5.000% 08/15/07.......  Aaa       AAA       1,111,313
  5,000,000   North Central, Texas,
               Health Facilities
               Development
               Corporation, Hospital
               Revenue,
               (Presbyterian
               Healthcare), Series
               B, (MBIA Insured),
              5.500% 06/01/16.......  Aaa       AAA       5,301,900
              North East, Texas,
               Independent School
               District, (PSFG
               Insured):
  2,800,000   6.500% 02/01/06.......  Aaa       AAA       3,175,928
  2,375,000   6.500% 02/01/07.......  Aaa       AAA       2,717,902

-------------------------------------------------------------------
                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
              TEXAS -- (CONTINUED)
$ 1,150,000   North Texas, Municipal
               Water District,
               Revenue Refunding,
               (MBIA Insured),
              5.900% 09/01/99.......  Aaa       AAA    $  1,182,959
              Plano, Texas,
               Independent School
               District, GO, (PSFG
               Insured):
  1,835,000   7.000% 02/15/05.......  Aaa       AAA       2,114,012
  5,000,000   4.750% 02/15/07.......  Aaa       AAA       5,066,200
  1,000,000   Plano, Texas,
               Waterworks and Sewer
               Systems Revenue,
              Refunding and
               Improvement, (AMBAC
               Insured),
              6.800% 05/01/99.......  Aaa       AAA       1,032,600
  1,000,000   Port of Houston
               Authority of Harris
               County, Texas,
               Revenue Bonds, (MBIA
               Insured),
              6.300% 05/01/04.......  Aaa       AAA       1,072,110
  3,385,000   Richardson, Texas,
               Refunding, GO,
               5.250% 02/15/08++....  Aa2       AA        3,579,841
  5,000,000   Round Rock, Texas,
               Independent School
               District, Capital
               Appreciation,
               Refunding, GO, (MBIA
               Insured),
              7.050% 08/15/11+......  Aaa       AAA       2,576,500
  5,625,000   Sabine River
               Authority, Texas,
               Water Supply
               Facilities Revenue,
               Refunding, (Lake Fork
               Project),
              6.500% 12/01/00.......  NR        AA        5,990,175
  4,650,000   San Antonio, Texas,
               GO,
              5.500% 08/01/05.......  Aa        AA        4,853,251
  1,000,000   San Antonio, Texas
               Electric & Gas
               Revenue,
              5.500% 02/01/15.......  Aa1       AA        1,039,660
              San Antonio, Texas,
               Water Revenue:
    335,000   Prerefunded, ETM,
               (FGIC Insured),
              5.900% 05/15/00.......  NR        AAA         348,474
  2,050,000   Unrefunded Balance,
               (FGIC Insured),
              5.900% 05/15/00.......  NR        AAA       2,132,840
  1,000,000   Tarrant County, Texas,
               GO,
              6.750% 07/15/07.......  NR        AA+       1,060,380
  3,000,000   Tarrant County, Texas,
               Health Facilities
               Development
               Corporation, Health
               Systems Revenue,
               Texas Health
               Resources Systems,
               Series A, (MBIA
               Insured),
              5.750% 02/15/08.......  Aaa       AAA       3,261,180

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
              TEXAS -- (CONTINUED)
              Tarrant County, Texas,
               Water Control and
               Improvement District
               No. 001, Water
               Revenue, Refunding
               and Improvement:
$ 2,200,000   5.700% 03/01/01.......  A1        AA     $  2,298,406
  5,000,000   5.900% 03/01/03.......  AAA       AA        5,253,250
              Texas A&M University:
  1,000,000   Revenue Financing
               System, Refunding,
              5.950% 05/15/05.......  Aa2       AA        1,095,750
              Texas Municipal Power
               Agency, Revenue
               Refunding:
  1,000,000   (FGIC Insured),
              7.000% 09/01/99.......  Aaa       AAA       1,043,830
              (MBIA Insured):
  6,000,000   5.900% 09/01/04.......  Aaa       AAA       6,522,180
 15,000,000   5.250% 09/01/05.......  Aaa       AAA      15,722,550
              Texas State College,
               Texas, Student Loan
               Authority Revenue,
               GO, AMT,
 11,675,000   5.000% 10/01/00.......  Aa2       AA       11,980,885
    500,000   5.750% 08/01/11.......  Aa2       AA          520,380
  5,665,000   Texas State,
               Department of Housing
               and Community
               Affairs,
              Single Family Revenue,
               AMT, Series A, Class
               1, (MBIA Insured),
              5.250% 09/01/13.......  Aaa       AAA       5,803,679
              Texas State, GO,
               Refunding, Series A:
  5,000,000   5.800% 10/01/04.......  Aa2       AA        5,430,250
  2,000,000   6.000% 10/01/08.......  Aa2       AA        2,245,300
              Texas State, Public
               Finance Authority:
               (Building Revenue):
  5,000,000   Series B, (AMBAC
               Insured),
              6.100% 02/01/04.......  Aaa       AAA       5,465,050
  1,200,000   Series C,
              6.000% 10/01/06.......  Aa2       AA        1,331,340
              Texas State, Turnpike
               Authority, Dallas
               North Tollway
               Revenue: President
               George Bush Turnpike:
  3,250,000   (AMBAC Insured),
              5.450% 01/01/09+......  Aaa       AAA       1,947,693
 10,000,000   (FGIC Insured),
              5.250% 01/01/23.......  Aaa       AAA       9,985,400
    645,000   Texas State, Revenue
               Refunding, Veterans
               Housing Assistance,
               Series B-4, AMT,
              6.200% 12/01/14.......  Aa2       AA          666,911
              Texas State, Water
               Development, GO:
  1,850,000   5.500% 08/01/07.......  Aa2       AA        1,993,986
  5,000,000   5.250% 08/01/28.......  Aa2       AA        5,043,700
  1,000,000   Series D,
              5.000% 08/01/19.......  Aa2       AA          974,330
  1,515,000   Texas Water Resource
               Finance Authority,
               Revenue,
              7.400% 08/15/00.......  A         A         1,570,676

-------------------------------------------------------------------
                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
              TEXAS -- (CONTINUED)
              Travis County, Texas,
               Limited Tax Revenue
               Refunding,
              Series A, (MBIA
               Insured):
$ 4,000,000   6.000% 03/01/00.......  Aaa       AAA    $  4,154,800
  3,250,000   5.500% 03/01/03.......  Aaa       AAA       3,432,845
  3,500,000   5.600% 03/01/04.......  Aaa       AAA       3,701,180
  1,500,000   5.750% 03/01/06.......  Aaa       AAA       1,585,875
              Trinity River
               Authority, Texas:
              Regional Wastewater
               Systems Revenue,
               (AMBAC Insured):
  2,750,000   7.000% 08/01/00.......  Aaa       AAA       2,936,918
  3,885,000   5.700% 08/01/03.......  Aaa       AAA       4,107,144
  1,000,000   University of Houston,
               Texas, University
               Revenue Refunding,
              Series A, (MBIA
               Insured),
              7.100% 02/15/99.......  Aaa       AAA       1,029,210
  7,000,000   University of Texas
               Permanent University
               Fund, (PUFG),
              5.250% 07/01/12.......  Aa1       AAA       7,206,430
  2,500,000   University of Texas
               University Revenues,
               Financing Systems,
               Series B,
              4.500% 08/15/13.......  Aa1       AAA       2,364,325
                                                       ------------
                                                        327,696,779
                                                       ------------
              ALASKA -- 0.8%
  4,725,000   North Slope Boro,
               Alaska, Capital
               Appreciation,
              Series A, GO, (MBIA
               Insured),
              5.750% 06/30/06+......  Aaa       AAA       3,231,097
                                                       ------------
              ARIZONA -- 1.4%
  3,250,000   Arizona Educational
               Loan Marketing
               Corporation,
               Educational Loan
               Revenue, Series A,
               (GTD STD LNS),
              6.550% 03/01/99.......  Aa2       NR        3,326,667
  2,100,000   Coconino County,
               Arizona, Unified
               School District No.
               001, (Flagstaff
               Project), GO, (AMBAC
               Insured),
              5.800% 07/01/02.......  Aaa       AAA       2,194,080
                                                       ------------
                                                          5,520,747
                                                       ------------
              CONNECTICUT -- 1.4%
  5,000,000   Connecticut State,
               Series A, GO,
              5.625% 03/15/09.......  Aa3       AA-       5,372,600
                                                       ------------
              FLORIDA -- 0.3%
  1,000,000   Florida State, Housing
               Finance Agency,
               Multi-family Housing
               Revenue, (Andover
               Place Project),
               Series E,
              6.350% 05/01/26.......  NR        BBB+      1,070,660
                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
-------------------------------------------------------------------
              GUAM -- 0.3%
$ 1,000,000   Government of Guam,
               Series A, GO,
              5.200% 11/15/08.......  NR        BBB    $  1,020,110
                                                       ------------
              HAWAII -- 0.7%
  2,500,000   Honolulu, Hawaii, City
               and County, Series D,
               GO,
              6.400% 12/01/99.......  Aaa       AA        2,607,150
                                                       ------------
              ILLINOIS -- 0.9%
  2,500,000   Illinois State, GO,
              4.400% 12/01/03.......  Aa3       AA        2,516,075
  1,100,000   Rosemont, Illinois,
               Series B, GO, (FGIC
               Insured),
              6.400% 12/01/03.......  Aaa       AAA       1,180,542
                                                       ------------
                                                          3,696,617
                                                       ------------
              MAINE -- 0.6%
  1,000,000   Bucksport, Maine,
               Solid Waste Disposal
               Revenue, (Champion
               International
               Corporation Project),
              6.250% 05/01/10.......  Baa1      BBB       1,062,500
  1,000,000   Maine Municipal Board
               Bank, Series D,
              7.100% 11/01/01.......  Aa3       A+        1,090,530
                                                       ------------
                                                          2,153,030
                                                       ------------
              MICHIGAN -- 1.3%
  4,600,000   Detroit, Michigan,
               Series B, GO,
              6.500% 04/01/02.......  Baa2      BBB+      4,947,300
                                                       ------------
              MISSOURI -- 0.3%
  1,135,000   University of
               Missouri, University
               Revenue, (Systems
               Facilities Project),
              5.750% 11/01/07.......  Aa2       AA+       1,246,264
                                                       ------------
              NEVADA -- 0.4%
  1,500,000   Clark County, Nevada,
               Improvement and
               Refunding,
              GO, (AMBAC-TCRS
               Insured),
              6.100% 10/01/02.......  Aaa       AAA       1,607,370
                                                       ------------
              NEW JERSEY -- 1.4%
  5,000,000   New Jersey State,
               Series E, GO,
              6.000% 07/15/09.......  Aa1       AA+       5,620,000
                                                       ------------
              NEW YORK -- 1.0%
  3,600,000   New York City, New
               York, Municipal
               Assistance
               Corporation,
              Series J, (GO of
               Corp),
              5.750% 07/01/03.......  Aa2       AA        3,853,188
                                                       ------------

-------------------------------------------------------------------
                                          RATING
 PRINCIPAL                             (UNAUDITED)
  AMOUNT                              MOODY'S   S&P       VALUE
              OHIO -- 0.3%
$ 1,000,000   Ohio State Building
               Authority,
               Correctional
               Facilities Revenue,
              Series A,
              7.150% 08/01/99.......  Aaa       NR     $  1,044,580
                                                       ------------
              SOUTH CAROLINA -- 0.3%
  1,000,000   Greenville Hospital
               System, South
               Carolina, Hospital
               Facilities Revenue,
               Series B,
              5.250% 05/01/06.......  Aa3       AA        1,046,860
                                                       ------------
              SOUTH DAKOTA -- 0.3%
  1,000,000   South Dakota State,
               Housing Development
               Authority Revenue,
               Homeownership
               Mortgage Revenue,
               Series A,
              5.000% 05/01/01.......  Aa1       AAA       1,020,560
                                                       ------------
              TENNESSEE -- 0.8%
  3,135,000   Chattanooga-Hamilton
               County, Tennessee,
               Hospital Authority,
               Hospital Revenue,
               (Erlanger Medical
               Center Project), (FSA
               Insured),
              5.500% 10/01/07.......  Aaa       AAA       3,377,712
                                                       ------------
              WASHINGTON -- 3.1%
  3,100,000   King County,
               Washington, School
               District No. 414,
               (Lake Washington
               Project), GO,
              5.300% 12/01/05.......  Aa2       AA        3,283,830
              Washington State, GO:
  3,695,000   Motor Vehicle Fuel
               Tax, Series 1995D,
              6.500% 09/01/01.......  Aa1       AA+       3,978,074
  2,000,000   Series B,
              6.300% 06/01/02.......  Aa1       AA+       2,129,040
  2,425,000   Series 1995C,
              5.450% 07/01/07.......  Aa1       AA+       2,569,069
                                                       ------------
                                                         11,960,013
                                                       ------------
              TOTAL MUNICIPAL BONDS AND NOTES
               (Cost $368,663,620)...........
                                                        388,092,637
                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

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Nations Texas Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998


  SHARES                                                  VALUE
-------------------------------------------------------------------
INVESTMENT COMPANY -- 0.7% (Cost $2,686,000)
  2,686,000   AIM Tax-Exempt Fund............          $  2,686,000
                                                       ------------
TOTAL INVESTMENTS (Cost $371,349,620*).....  99.97%   390,778,637
OTHER ASSETS AND LIABILITIES (NET).........   0.03        134,134
                                             -----   ------------
NET ASSETS.................................  100.0%  $390,912,771
                                             =====   ============

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $19,530,458 and gross depreciation of $101,441 for federal income tax purposes. At March 31, 1998, the aggregate cost of securities for federal income tax purposes was $371,349,620.

 + Zero coupon security. The rate shown reflects the yield to maturity. ++ Security purchased on a when-issued or delayed delivery basis.

Nations Texas Intermediate Bond Fund had the following insurance concentrations greater than 10% at March 31, 1998 (as a percentage of net assets):

MBIA         16.3%
PSF-GTD     16.2%
AMBAC       12.2%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1998

                                           RATING
PRINCIPAL                               (UNAUDITED)
  AMOUNT                               MOODY'S   S&P       VALUE
-------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 98.6%
             TEXAS -- 82.5%
$  500,000   Dallas County, Texas,
              GO,
              5.250% 08/15/14........  Aaa       AAA    $   507,905
   750,000   Dallas-Fort Worth,
              Texas, Regional Airport
              Revenue Refunding,
              Series A, (MBIA
              Insured),
              6.000% 11/01/09........  Aaa       AAA        817,463
   500,000   Denison, Texas, Hospital
              Authority Revenue,
              (Texoma Medical Center
              Inc. Project),
              5.450% 08/15/02........  NR        BBB+       518,635
   500,000   Fort Worth Texas Higher
              Education Financial
              Corp, Higher Education
              Revenue, (Christian
              University Project),
              5.000% 03/15/20........  NR        AA-        485,710
   500,000   Galena Park, Texas,
              Independent School
              District, GO, (PSFG
              Insured),
              5.000% 08/15/21........  Aaa       NR         485,875
   500,000   Gulf Coast, Texas, Waste
              Disposal Authority
              Revenue Refunding,
              (Houston Light & Power
              Company), Series A,
              (MBIA Insured),
              6.375% 04/01/12........  Aaa       AAA        546,530
   500,000   Harris County, Texas,
              Health Facilities
              Development Authority,
              Hospital Revenue,
              Revenue Refunding,
              (Texas Childrens
              Hospital Project),
              (MBIA Insured),
              6.000% 06/01/10........  Aaa       AAA        559,180
   500,000   Hurst Euless Bedford,
              Texas, Independent
              School District,
              Revenue Refunding,
              (PSFG Insured),
              5.250% 08/15/24........  Aaa       AAA        502,660
   500,000   Lower Neches Valley,
              Texas, Industrial
              Development
              Corporation, Revenue
              Refunding, GO, (Mobil
              Oil Refining Project),
              5.800% 05/01/22........  Aa2       AA         529,325

-------------------------------------------------------------------
                                           RATING
PRINCIPAL                               (UNAUDITED)
  AMOUNT                               MOODY'S   S&P       VALUE
             TEXAS -- (CONTINUED)
$  800,000   Pflugerville Texas,
              Independent School
              District, (PSFG
              Insured),
              5.750% 08/15/10........  Aaa       AAA    $   879,664
 1,000,000   Red River Authority,
              Texas, PCR, (Hoechst
              Celanese Corporation
              Project), AMT,
              6.875% 04/01/17........  A2        A+       1,093,170
 1,180,000   Santa Fe, Texas,
              Independent School
              District, (PSFG
              Insured),
              5.000% 02/15/07+.......  Aaa       NR         782,092
   585,000   Sherman, Texas,
              Independent School
              District, GO, (PSFG
              Insured),
              6.500% 02/15/20........  Aaa       AAA        659,353
             Tarrant County, Texas,
              Health Facilities
              Development
              Corporation, Health
              System Revenue, (Harris
              Methodist Health
              System), (MBIA
              Insured):
   300,000   5.750% 02/15/08.........  Aaa       AAA        326,118
 1,000,000   6.000% 09/01/10.........  Aaa       AAA      1,109,430
   500,000   Texas State College,
              Texas, Student Loan
              Authority Revenue, GO,
              AMT,
              5.750% 08/01/11........  Aa2       AA         520,380
   375,000   Texas State, Revenue
              Refunding, Veterans
              Housing Assistance, GO,
              Series C,
              6.400% 12/01/09........  Aa2       AA         399,315
   600,000   Texas State, Water
              Development Board
              Revenue, State
              Revolving Fund, Senior
              Lien,
              6.400% 07/15/08........  Aa1       AAA        655,110
 1,000,000   Trinity River Authority,
              Texas, PCR, (Texas
              Instruments Inc.
              Project),
              6.200% 03/01/20........  NR        A        1,074,260
   500,000   University of Texas,
              University Revenue
              Financing, Series A,
              5.200% 08/15/17........  Aa1       AAA        503,660

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                        MARCH 31, 1998

                                           RATING
PRINCIPAL                               (UNAUDITED)
  AMOUNT                               MOODY'S   S&P       VALUE
-------------------------------------------------------------------
             TEXAS -- (CONTINUED)
$1,000,000   Waller, Texas,
              Consolidated
              Independent School
              District, GO, (PSFG
              Insured),
              5.250% 02/15/21........  Aaa       NR     $ 1,006,830
                                                        -----------
                                                         13,962,665
                                                        -----------
             COLORADO -- 6.4%
 1,500,000   Arapahoe County,
              Colorado, Capital
              Improvements Highway
              Revenue, Capital
              Appreciation, Series E,
              7.200% 08/31/05+.......  AAA       NR       1,078,335
                                                        -----------
             OHIO -- 6.6%
 1,000,000   Lucas County, Ohio,
              Hospital Revenue,
              (Flower Hospital
              Project), Prerefunded,
              6.125% 12/01/13........  NR        NR       1,108,590
                                                        -----------
             PUERTO RICO -- 3.1%
   500,000   Puerto Rico Industrial,
              Medical and
              Environmental Agency,
              Pollution Control
              Facilities, Finance
              Authority Revenue,
              Higher Education,
              (Catholic University
              Project), Series A,
              5.600% 12/01/07........  NR        BBB-       527,049
                                                        -----------
             TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $15,388,135)..............           16,676,640
                                                        -----------


  SHARES                                                   VALUE
-------------------------------------------------------------------
INVESTMENT COMPANY -- 0.8% (Cost $134,000)
   134,000   AIM Tax-Exempt Fund..............          $   134,000
                                                        -----------
TOTAL INVESTMENTS
 (Cost $15,522,135*)........................   99.4%   16,810,640
OTHER ASSETS AND
 LIABILITIES (NET)..........................    0.6       108,541
                                              -----   -----------
NET ASSETS..................................  100.0%  $16,919,181
                                              =====   ===========

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $1,294,862 and gross depreciation of $6,357 for federal income tax purposes. At March 31, 1998, the aggregate cost of securities for federal income tax purposes was $15,522,135.

+ Zero Coupon Security. The rate shown reflects the yield to maturity.

Nations Texas Municipal Bond Fund had the following insurance concentrations greater than 10% at March 31, 1998 (as a percentage of net assets):

   PSF-GTD                                                                 25.5%
   MBIA                                                                    19.9%

Nations Texas Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 1998 (as a percentage of net assets):

   Pollution Control Revenue/
     Industrial Development Revenue                                       15.94%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1998

                                         RATING
PRINCIPAL                             (UNAUDITED)
  AMOUNT                             MOODY'S   S&P       VALUE
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 96.3%
             VIRGINIA -- 92.8%
$2,000,000   Alexandria, Virginia,
              Redevelopment and
              Housing Authority,
              Multi-family Housing
              Revenue Mortgage,
              Buckingham Village
              Apartments, Series A,
              AMT,
              6.050% 07/01/16......  NR        A      $  2,062,160
 1,000,000   Amherst, Virginia,
              Industrial
              Development Authority
              Revenue,
              5.250% 02/01/11......  Baa2      NR        1,001,780
             Arlington County,
              Virginia, GO:
 2,345,000   5.400% 08/01/02.......  Aaa       AAA       2,469,519
 3,000,000   5.000% 07/15/03.......  Aaa       AAA       3,124,140
 2,900,000   5.900% 12/01/03.......  Aaa       AAA       3,123,155
 1,000,000   Arlington County,
              Virginia, Industrial
              Development
              Authority, Hospital
              Facilities Revenue,
              Series A,
              6.650% 09/01/05......  AAA       NR        1,097,220
 1,000,000   Arlington County,
              Virginia, Industrial
              Development
              Authority, Facilities
              Revenue, (The Natures
              Conservancy), Series
              A,
              5.450% 07/01/27......  Aa1       NR        1,020,150
 3,455,000   Augusta County,
              Virginia, Industrial
              Development Authority
              Hospital Revenue,
              (Augusta Hospital
              Corporate Project),
              7.000% 09/01/21......  A         NR        3,819,710
 2,000,000   Brunswick County,
              Virginia, Industrial
              Development
              Authority,
              Correctional Facility
              Lease, (MBIA
              Insured),
              5.250% 07/01/04......  Aaa       AAA       2,104,140
 1,000,000   Charlottesville-
              Albemarle, Virginia,
              Airport Authority
              Revenue Refunding,
              AMT,
              6.125% 12/01/09......  NR        BBB       1,051,790
 1,000,000   Chesapeake, Virginia,
              GO,
              5.700% 08/01/01......  Aa        AA        1,052,280
 1,525,000   Chesapeake, Virginia,
              Public Improvement,
              GO, (State Aid
              Withholding),
              5.000% 05/01/03......  Aa3       AA        1,582,889

------------------------------------------------------------------
                                         RATING
PRINCIPAL                             (UNAUDITED)
  AMOUNT                             MOODY'S   S&P       VALUE
             VIRGINIA -- (CONTINUED)
$6,195,000   Chesapeake, Virginia,
              Revenue Refunding,
              GO,
              5.125% 12/01/05......  Aa3       AA     $  6,504,812
 2,000,000   Chesapeake, Virginia,
              Water and Sewer, GO,
              Series A,
              7.000% 12/01/09......  Aa3       AA        2,356,600
             Chesterfield County,
              Virginia, GO:
 1,095,000   7.100% 03/01/00.......  Aaa       AAA       1,150,100
 1,000,000   Series A,
             6.500% 01/15/01.......  Aaa       AAA       1,062,140
 1,000,000   Series B,
             6.500% 01/01/02.......  Aaa       AAA       1,080,990
 2,120,000   Pre-refunded,
             6.700% 01/01/11.......  NR        AAA       2,303,189
 2,000,000   Chesterfield County,
              Virginia, Public
              Improvement, GO,
             5.900% 07/15/02.......  Aaa       AAA       2,143,700
             Chesterfield County,
              Virginia, Water and
              Sewer Authority
              Revenue, Revenue
              Bond:
 1,000,000   6.200% 11/01/05.......  Aa2       AA        1,094,690
             Series A:
 2,000,000   5.500% 11/01/00.......  Aa2       AA        2,080,340
 2,020,000   5.625% 11/01/01.......  Aa2       AA        2,125,949
 1,320,000   Covington-Allegheny
              County, Virginia,
              Industrial
              Development
              Authority, PCR,
              (Westvaco Corporation
              Project),
              5.900% 03/01/05......  A1        A         1,441,031
 2,500,000   Fairfax County,
              Virginia, Water
              Authority, Revenue
              Refunding,
              5.000% 04/01/21......  Aa2       AA        2,479,750
 2,000,000   Fairfax County,
              Virginia, Public
              Improvement, GO,
              Series A,
              6.000% 06/01/04......  Aaa       AAA       2,190,260
 1,000,000   Fairfax County,
              Virginia, Industrial
              Development Authority
              Revenue Refunding,
              (Inova Health Systems
              Hospital Project),
              6.100% 08/15/99......  Aa2       AA        1,032,150
 3,135,000   Fairfax County,
              Virginia, Water and
              Sewer Authority
              Revenue, (AMBAC
              Insured),
              5.100% 11/15/04......  Aaa       AAA       3,279,900

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                         RATING
PRINCIPAL                             (UNAUDITED)
  AMOUNT                             MOODY'S   S&P       VALUE
------------------------------------------------------------------
             VIRGINIA -- (CONTINUED)
$1,330,000   Halifax County,
              Virginia, Industrial
              Development
              Authority, Exempt
              Facilities Revenue,
              (Old Dominion
              Electric Co-op
              Project), AMT,
              5.900% 12/01/02......  NR        A+     $  1,410,372
 1,200,000   Halifax County,
              Virginia, Industrial
              Development
              Authority, Hospital
              Revenue, (Halifax
              Regional Hospital),
              4.900% 09/01/10......  NR        A         1,183,500
             Hampton, Virginia,
              Public Improvement,
              GO:
 1,000,000   6.500% 01/01/00.......  Aa3       AA        1,044,880
 2,190,000   Series C,
             4.750% 08/01/05.......  Aa3       AA        2,241,618
 2,500,000   Hampton Roads
              Sanitation District,
              Virginia, Sewer
              Revenue Refunding:
             4.500% 10/01/02.......  Aa        AA        2,539,675
 5,000,000   Hanover County,
              Virginia, Industrial
              Development Authority
              Revenue, (MBIA
              Insured), (Memorial
              Regional Medical
              Center Project),
              5.500% 08/15/25......  Aaa       AAA       5,121,000
             Henrico County,
              Virginia, Industrial
              Development Authority
              Revenue:
 2,105,000   Public Facilities
              Lease Revenue,
             7.500% 08/01/02.......  Aa2       AA        2,370,335
 3,500,000   Solid Waste,
              (Browning-Ferris
              Industries Inc.
              Project),
              5.300% 12/01/11......  A3        A         3,656,765
 1,500,000   Henrico County,
              Virginia, Water and
              Sewer Authority
              Revenue, Pre-
              refunded,
              6.200% 05/01/04......  Aa2       AAA       1,541,595
 1,110,000   Henry County,
              Virginia, Public
              Service Authority,
              Water and Sewer
              Authority Revenue,
              (FGIC Insured),
              5.500% 11/15/99......  Aaa       AAA       1,140,469

------------------------------------------------------------------
                                         RATING
PRINCIPAL                             (UNAUDITED)
  AMOUNT                             MOODY'S   S&P       VALUE
             VIRGINIA -- (CONTINUED)
$1,915,000   James City County,
              Virginia, GO, (FGIC
              Insured),
             5.000% 12/15/08.......  Aaa       AAA    $  1,989,494
 1,000,000   Leesburg, Virginia,
              Revenue Refunding,
              5.500% 08/01/06......  A1        A         1,065,020
             Loudoun County,
              Virginia, Industrial
              Development
              Authority, Hospital
              Revenue, (Loudoun
              Hospital Center),
              (FSA Insured):
 1,500,000   5.500% 06/01/08.......  Aaa       AAA       1,591,875
 1,000,000   5.600% 06/01/09.......  Aaa       AAA       1,060,220
             Loudoun County,
              Virginia, Sanitation
              Authority:
 2,000,000   Refunding and
              Improvement
              Authority, (ST AID
              WITHHOLDING),
              5.000% 10/01/02......  Aa2       AA-       2,072,460
 1,000,000   Water and Sewer
              Authority Revenue,
              (FGIC Insured),
              5.800% 01/01/01......  Aaa       AAA       1,045,570
 1,500,000   Louisa, Virginia,
              Industrial
              Development
              Authority, Solid
              Waste & Sewer
              Disposal Revenue,
              (Virginia Electric &
              Power Company),
              Series A,
              5.150% 04/01/22......  A3        A-        1,540,305
 1,140,000   Lynchburg, Virginia,
              Public Improvement,
              GO,
              5.400% 05/01/17......  Aa3       AA        1,164,841
 5,000,000   Newport News,
              Virginia, Public
              Improvement, Series
              B,
              5.200% 11/01/04......  Aa2       AA        5,264,250
             Newport News,
              Virginia, Water and
              Sewer Authority
              Revenue:
             Series A:
 1,020,000   5.500% 06/01/01.......  Aa2       AA        1,064,625
 1,095,000   5.600% 06/01/02.......  Aa2       AA        1,156,955
 1,000,000   Series B, (ST AID
              WITHHOLDING),
             5.100% 11/01/03.......  Aa2       AA        1,044,850

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                         RATING
PRINCIPAL                             (UNAUDITED)
  AMOUNT                             MOODY'S   S&P       VALUE
------------------------------------------------------------------
             VIRGINIA -- (CONTINUED)
             Norfolk, Virginia,
              Capital Improvement,
              GO, (FGIC Insured):
$1,000,000   5.375% 06/01/05.......  Aaa       AAA    $  1,062,470
 1,000,000   Series A,
             5.900% 02/01/06.......  A1        AA        1,056,610
 2,250,000   Norfolk, Virginia,
              Redevelopment and
              Housing Authority,
              Educational Facility
              Revenue, (Tidewater
              Community College
              Campus),
              5.875% 11/01/15......  Aa        AA        2,380,770
 2,000,000   Norfolk, Virginia,
              Water Revenue, (MBIA
              Insured),
              5.700% 11/01/10......  Aaa       AAA       2,151,520
             Portsmouth, Virginia,
              Public Improvement,
              GO, Pre-refunded:
 1,750,000   6.700% 08/01/03.......  NR        AA-       1,887,603
 1,000,000   6.800% 08/01/09.......  NR        AA-       1,080,740
 1,735,000   6.800% 08/01/06.......  NR        AA-       1,875,084
             Portsmouth, Virginia,
              Refunding, GO:
 1,000,000   5.000% 08/01/02.......  A3        AA-       1,033,340
 1,000,000   5.250% 08/01/04.......  A3        AA-       1,051,560
 1,465,000   Prince William County,
              Virginia, GO, Series
              A,
              6.200% 12/01/10......  Aa2       AA        1,561,250
             Prince William County,
              Virginia, Industrial
              Development
              Authority, Hospital
              Revenue Refunding:
 1,775,000   (Potomoc Hospital
              Corporation Project),
              (GO of Hospital),
              6.550% 10/01/05......  A2        NR        1,986,491
 1,300,000   (Prince William
              Hospital Project),
              5.625% 04/01/12......  A2        NR        1,329,016
 3,500,000   (Potomac Hospital
              Corporation Project),
              (FSA Insured),
              5.000% 10/01/18......  Aaa       NR        3,390,940
 1,000,000   Prince William County,
              Virginia, Park
              Authority Revenue,
              6.300% 10/15/07......  NR        A-        1,105,710
 3,000,000   Prince William County,
              Virginia, Service
              Authority, Water and
              Sewer Systems,
              Revenue Refunding,
              (FGIC Insured),
              5.000% 07/01/21......  Aaa       AAA       2,903,640

------------------------------------------------------------------
                                         RATING
PRINCIPAL                             (UNAUDITED)
  AMOUNT                             MOODY'S   S&P       VALUE
             VIRGINIA -- (CONTINUED)
$1,000,000   Richmond, Virginia,
              Metropolitan
              Expressway Authority,
              Revenue Refunding,
              Series A, (FGIC
              Insured),
              5.650% 07/15/00......  Aaa       AAA    $  1,038,790
             Richmond, Virginia,
              Public Improvement,
              GO:
             Series A:
 2,300,000   6.500% 01/15/02.......  A1        AA        2,488,186
 1,000,000   6.700% 01/15/11.......  AAA       AA        1,087,300
 1,000,000   Series B, (FGIC
              Insured),
              5.000% 01/15/21......  Aaa       AAA         969,500
 1,000,000   Pre-refunded,
              6.200% 01/15/03......  AAA       AA        1,074,250
             Roanoke, Virginia,
              Public Improvement,
              GO, Series B:
 1,000,000   5.800% 08/01/00.......  Aa3       AA        1,043,290
 3,295,000   6.000% 08/01/03.......  Aa3       AA        3,500,279
   600,000   Roanoke, Virginia,
              Redevelopment and
              Housing Authority,
              Multi-family Housing
              Revenue Refunding,
              United Dominion-
              Laurel Ridge,
              6.625% 05/01/23......  NR        BBB+        629,988
 1,115,000   Roanoke County,
              Virginia, Industrial
              Development, (Hollins
              College),
              5.200% 03/15/17......  NR        A         1,103,047
 5,000,000   Southeastern Public
              Service Authority,
              Virginia, Series A,
              (MBIA Insured),
              5.100% 07/01/08......  Aaa       AAA       5,239,650
             Spotsylvania County,
              Virginia, Public
              Improvement, GO:
 1,580,000   5.200% 07/15/01.......  A1        A+        1,635,174
 2,320,000   5.875% 07/15/09.......  A1        A+        2,487,922
 2,535,000   Staunton, Virginia,
              Industrial
              Development
              Authority,
              Educational
              Facilities Revenue,
              (Mary Baldwin College
              Project),
              6.600% 11/01/14......  NR        NR        2,757,167
             Suffolk, Virginia,
              Refunding and
              Improvement, GO:
 1,110,000   5.400% 08/01/04.......  A1        A         1,175,734
 1,500,000   5.750% 08/01/08.......  A1        A         1,605,675

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                         RATING
PRINCIPAL                             (UNAUDITED)
  AMOUNT                             MOODY'S   S&P       VALUE
------------------------------------------------------------------
             VIRGINIA -- (CONTINUED)
$2,000,000   University of
              Virginia, Hospital
              Revenue Bond,
              6.000% 06/01/13......  Aa3       AA     $  2,042,920
 2,000,000   Upper Occoquan,
              Virginia, Sewer
              Authority, Regional
              Sewer Revenue, (MBIA
              Insured),
              6.250% 07/01/05......  AAA       AAA       2,165,140
             Virginia Beach,
              Virginia, GO:
 1,000,000   Pre-refunded,
              6.950% 06/01/06......  NR        NR        1,078,490
             Refunding:
 1,000,000   5.550% 02/01/01.......  AA2       AA        1,041,700
 2,300,000   5.400% 07/15/08.......  AA2       AA        2,462,955
             Series A:
 1,000,000   6.900% 10/01/00.......  AA        AA        1,062,660
 1,000,000   6.850% 06/01/01.......  AA2       AA        1,076,540
 2,350,000   Virginia Biotechnology
              Research Park
              Authority, Lease
              Revenue, (Biotech Two
              Project),
              5.750% 09/01/05......  Aa        AA        2,553,463
             Virginia College
              Building Authority,
              Educational
              Facilities Revenue,
              University of
              Richmond:
 2,000,000   5.625% 11/01/02.......  Aa2       AA-       2,090,480
 2,000,000   (Equipment Leasing
              Program),
              5.000% 02/01/02......                      2,064,360
             Virginia Port
              Authority,
              Commonwealth Port
              Fund Revenue, AMT,
              (MBIA Insured):
 1,340,000   5.750% 07/01/02.......  Aa2       AA        1,417,841
 1,000,000   5.650% 07/01/17.......  Aaa       AAA       1,038,740
 1,000,000   Virginia State,
              Resource Authority,
              Authority System
              Revenue,
              5.000% 05/01/18......  NR        AA          972,780
 1,175,000   Virginia State, Higher
              Educational
              Institutions Revenue,
              GO,
              6.000% 06/01/01......  Aaa       AAA       1,227,617
 1,695,000   Virginia State,
              Housing Development
              Authority,
              Commonwealth
              Mortgage, Series D,
              Sub-Series D-3, (GO
              of AUTH),
              6.100% 01/01/15......  Aa1       AA+       1,792,971
 3,000,000   Virginia State, Public
              Building Authority,
              Series I, (School
              Findings),
              5.250% 08/01/10......  Aa1       AA+       3,161,550

------------------------------------------------------------------
                                         RATING
PRINCIPAL                             (UNAUDITED)
  AMOUNT                             MOODY'S   S&P       VALUE
             VIRGINIA -- (CONTINUED)
             Virginia State, Public
              Building Authority,
              Series A,
              (Correctional
              Facilities):
$2,000,000   5.800% 08/01/02.......  Aa        AA     $  2,119,060
             Series A, (ST AID
              WITHHLDG):
 2,195,000   5.400% 01/01/08.......  Aa        AA        2,302,226
 5,000,000   5.000% 08/01/07.......  Aa2       AA        5,184,650
 1,000,000   6.500% 08/01/08.......  Aa2       AA        1,090,810
 1,480,000   Series B,
             5.100% 01/01/05.......  Aa        AA        1,541,583
 3,500,000   Virginia State,
              Refunding, GO, Series
              B,
              4.800% 06/01/07......  Aaa       AAA       3,589,390
             Virginia State,
              Residential
              Authority, Water &
              Sewer System Revenue:
 1,000,000   (Hopewell Regional
              Wastewater Facility),
              Series A,
              6.000% 10/01/15......  NR        AA        1,065,550
 1,020,000   (Suffolk Project),
              5.500% 04/01/17......  NR        AA        1,057,505
             Virginia State,
              Transportation Board
              Authority, Contract
              Revenue:
 2,105,000   5.100% 05/15/05.......  Aa2       AA        2,196,778
 3,000,000   Project A,
              4.900% 05/15/03......  Aa2       AA        3,091,560
 3,150,000   Route 28,
              6.000% 04/01/02......  Aa        AA        3,366,342
             Route 58, Series A:
 2,100,000   5.125% 05/15/19.......  Aa2       AA        2,077,173
 5,390,000   5.500% 05/15/09.......  Aa2       AA        5,664,781
 2,470,000   Virginia State, Water
              and Sewer Revenue
              Authority, Revenue
              Bond,
              5.150% 10/01/07......  NR        AA        2,576,037
             Washington County,
              Virginia, Industrial
              Development Authority
              Hospital Facility
              Revenue, (Johnston
              Memorial Hospital):
 1,000,000   5.625% 07/01/02.......  A3        NR        1,048,910
 1,000,000   6.000% 07/01/14.......  A3        NR        1,051,310
 1,500,000   Winchester, Virginia,
              Industrial
              Development Authority
              Revenue, (AMBAC
              Insured),
              6.150% 01/01/99......  Aaa       AAA       1,527,165
                                                      ------------
                                                       219,638,941
                                                      ------------
             MAINE -- 1.1%
 2,500,000   Baileyville, Maine,
              (Pollution Control
              Project),
              4.750% 06/01/05......  Baa2      NR        2,501,350
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

                                         RATING
PRINCIPAL                             (UNAUDITED)
  AMOUNT                             MOODY'S   S&P       VALUE
------------------------------------------------------------------
             DISTRICT OF COLUMBIA -- 0.9%
             Washington, D.C.,
              Metropolitan Airports
              Authority,
              Virginia General
              Airport Revenue, AMT:
$1,000,000   Series A, (MBIA
              Insured),
              5.200% 10/01/02......  Aaa       AAA    $  1,038,960
 1,000,000   Series B, (FGIC
              Insured),
              5.75% 10/01/03.......  Aaa       AAA       1,069,340
                                                      ------------
                                                         2,108,300
                                                      ------------
             NEW YORK -- 0.9%
 2,000,000   New York, NY, City
              Municipal Water
              Finance Authority &
              Sewer System
              Revenue -- Series D,
              5.00% 06/15/04.......  A2        A-        2,071,000
                                                      ------------
             ALASKA -- 0.4%
 1,000,000   Alaska State, Student
              Loan Corporation,
              Student Loan Revenue,
              Series A, AMT, (AMBAC
              Insured),
              5.250% 07/01/03......  Aaa       AAA       1,036,540
                                                      ------------

------------------------------------------------------------------
                                         RATING
PRINCIPAL                             (UNAUDITED)
  AMOUNT                             MOODY'S   S&P       VALUE
             OHIO -- 0.2%
$  500,000   Dayton, Ohio, Special
              Facilities Revenue,
              6.200% 10/01/09......  NR        BBB    $    542,555
                                                      ------------
             TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $216,095,699)...........           227,898,686
  SHARES
----------
INVESTMENT COMPANY -- 1.0% (Cost $2,324,000)
 2,324,000   AIM Tax-Exempt Fund............             2,324,000
                                                      ------------
TOTAL INVESTMENTS
 (Cost $218,419,699*)......................   97.3%   230,222,686
OTHER ASSETS AND
 LIABILITIES (NET).........................    2.7      6,418,484
                                             -----   ------------
NET ASSETS.................................  100.0%  $236,641,170
                                             =====   ============

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $11,933,567 and gross depreciation of $130,580 for federal income tax purposes. At March 31, 1998, the aggregate cost of securities for federal income tax purposes was $218,419,699.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1998

                                           RATING
PRINCIPAL                               (UNAUDITED)
  AMOUNT                               MOODY'S   S&P       VALUE
-------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 96.6%
             VIRGINIA -- 96.6%
$1,000,000   Augusta County,
              Virginia, Industrial
              Development Authority,
              Hospital Revenue
              Refunding, (Augusta
              Hospital Corporation),
              (AMBAC Insured),
              5.500% 09/01/15........  Aaa       AAA    $ 1,021,560
   475,000   Chesapeake, Virginia,
              Industrial Development
              Authority Revenue
              Refunding, Port
              Facilities, (Cargill
              Inc. Project),
              5.875% 03/01/13........  Aa3       NR         503,187
   500,000   Covington-Allegheny
              County, Virginia,
              Industrial Development
              Authority, PCR,
              (Westvaco Corporation
              Project),
              6.650% 09/01/18........  A1        A          557,710
   500,000   Dayton, Ohio, Special
              Facilities Revenue, Air
              Freight-D-Convertible,
              6.200% 10/01/09........  NR        BBB        542,555
   500,000   Fairfax County,
              Virginia, Industrial
              Development Authority
              Revenue Refunding,
              (Inova Health Systems
              Hospital Project),
              5.500% 08/15/10........  Aa2       AA         527,885
 1,000,000   Fairfax County,
              Virginia, Sewer,
              Revenue Refunding,
              (AMBAC Insured),
              5.500% 11/15/13........  Aaa       AAA      1,036,430
   500,000   Fairfax County,
              Virginia, Water
              Authority, Revenue
              Refunding,
              5.000% 04/01/21........  Aa2       AA         495,950
 2,420,000   Galena Park Texas,
              Independent School
              District, Capital
              Appreciation, Revenue
              Refunding, (PSF-GTD),
              GO,
              6.375% 08/15/24+.......  Aaa       NR         599,482
   800,000   Giles County, Virginia,
              Industrial Development
              Authority, Revenue
              Exempt Facilities,
              (Hoechst Celanese
              Corporation Project),
              AMT,
              5.950% 12/01/25........  A2        A+         841,960

-------------------------------------------------------------------
                                           RATING
PRINCIPAL                               (UNAUDITED)
  AMOUNT                               MOODY'S   S&P       VALUE
             VIRGINIA -- (CONTINUED)
$  400,000   Halifax County Virginia,
              Industrial Development
              Authority, Hospital
              Revenue (Halifax
              Regional Hospital,
              Inc.),
              5.2500% 09/01/17.......  NR        A      $   392,820
   400,000   Hampton, Virginia,
              Museum, Revenue
              Refunding,
              5.250% 01/01/09........  NR        A          412,812
   500,000   Hanover County,
              Virginia, Industrial
              Development Authority,
              (Bon Secours Health
              System Projects), (MBIA
              Insured),
              5.500% 08/15/25........  Aaa       AAA        512,100
   500,000   Henrico County,
              Virginia, Industrial
              Development Authority
              Revenue, Public
              Facilities Lease
              Revenue,
              7.000% 08/01/13........  Aa2       AA         580,080
   500,000   Henry County, Virginia,
              GO,
              5.750% 07/15/07........  A2        A          541,425
   700,000   James City County,
              Virginia, Public
              Improvement, GO, (FGIC
              Insured),
              5.250% 12/15/14........  Aaa       AAA        712,733
             Loudoun County,
              Virginia, Industrial
              Development Authority,
              Hospital Revenue,
              (Loudoun Hospital
              Center), (FSA Insured):
   765,000   5.600% 06/01/09.........  Aaa       AAA        811,068
   500,000   5.800% 06/01/20.........  Aaa       AAA        526,080
   840,000   Norfolk Virginia,
              Capital Improvement,
              (FGIC Insured), GO,
              5.375% 06/01/05........  Aaa       AAA        892,475
   500,000   Peninsula Ports
              Authority, Virginia,
              Health Care Facilities,
              Revenue Refunding,
              (Riverside Health
              Systems Project),
              Series A,
              6.625% 07/01/18........  Aa2       AA-        545,055
   500,000   Pittsylvania County,
              Virginia, Public
              Improvement, GO,
              5.850% 07/01/08........  A3        A          541,670
 1,000,000   Prince William County,
              Virginia, Industrial
              Development Authority,
              Lease Revenue, (ATCC
              Project),
              6.000% 02/01/14........  A2        NR       1,071,240

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                     MARCH 31, 1998

                                           RATING
PRINCIPAL                               (UNAUDITED)
  AMOUNT                               MOODY'S   S&P       VALUE
-------------------------------------------------------------------
             VIRGINIA -- (CONTINUED)
$  500,000   Prince William County,
              Virginia, Park
              Authority Revenue,
              6.875% 10/15/16........  NR        A-     $   562,255
   500,000   Richmond, Virginia, GO,
              Revenue Refunding,
              Series B, (FGIC
              Insured),
              5.000% 01/15/21........  Aaa       AAA        484,750
   800,000   Richmond, Virginia,
              Metropolitan Expressway
              Authority, Revenue
              Refunding, Series B,
              (FGIC Insured),
              6.250% 07/15/22........  Aaa       AAA        868,192
 1,390,000   Rivanna, Virginia,
              Regional Water and
              Sewer Authority,
              Regional Water and
              Sewer Systems Revenue
              Refunding,
              6.450% 10/01/12........  Aa        NR       1,505,370
 1,000,000   Staunton, Virginia,
              Industrial Development
              Authority, Educational
              Facilities Revenue,
              (Mary Baldwin College
              Project),
              6.600% 11/01/14........  NR        NR       1,087,640
   500,000   Upper Occoquan,
              Virginia, Sewer
              Authority, Regional
              Sewer Revenue, Series
              A, (MBIA Insured),
              5.000% 07/01/25........  A         NR         483,355
   500,000   Virginia Beach,
              Virginia, Public
              Improvement Refunding,
              GO,
              5.750% 11/01/08........  Aa2       AA         542,410
             Virginia Commonwealth,
              Virginia Transportation
              Program Revenue,
              (Northern Virginia
              Transportation District
              PG -- B):
   555,000   5.000% 05/15/14.........  Aa2       AA         551,931
 1,000,000   (Oak Grove Connector,
              Series A),
             5.250% 05/15/22.........  Aa2       AA       1,011,710
   640,000   Virginia State, Public
              School Authority
              Revenue, Series A,
              (State Aid
              Withholding),
              6.125% 08/01/11........  Aa2       AA         703,392
   820,000   Virginia State, Resource
              Authority, Sewer
              Systems Revenue,
              (Harrisonburg --
              Rockingham),
              4.700% 05/01/11........  NR        AA         807,995

-------------------------------------------------------------------
                                           RATING
PRINCIPAL                               (UNAUDITED)
  AMOUNT                               MOODY'S   S&P       VALUE
             VIRGINIA -- (CONTINUED)
$  750,000   Virginia State, Resource
              Authority, Sewer
              Systems Revenue,
              (Hopewell Regional
              Wastewater Facility),
              Series A, AMT,
              6.000% 10/01/15........  NR        AA     $   799,163
   500,000   Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue,
              (Fauquier County Water
              and Sanitation
              Authority), Series C,
              6.125% 05/01/14........  NR        AA         543,725
   800,000   West Point, Virginia,
              Industrial Development
              Authority, Solid Waste
              Disposal Revenue,
              (Chesapeake Corporation
              Project), Series A,
              AMT,
              6.375% 03/01/19........  Baa3      BBB        860,640
                                                        -----------
                                                         24,478,805
                                                        -----------
             TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $22,929,904)..............           24,478,805
                                                        -----------

  SHARES
---------
INVESTMENT COMPANY -- 2.2% (Cost $556,000)
   556,000   AIM Tax-Exempt Fund..............              556,000
                                                        -----------
TOTAL INVESTMENTS
 (Cost $23,485,904).........................   98.8%   25,034,805
OTHER ASSETS AND
 LIABILITIES (NET)..........................    1.2       297,798
                                              -----   -----------
NET ASSETS..................................  100.0%  $25,332,603
                                              =====   ===========

---------------
* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $1,560,099 and gross depreciation of $11,198 for federal income tax purposes. At March 31, 1998, the aggregate cost of securities for federal income tax purposes as $23,485,904.

+ Zero coupon security. The rate shown reflects the yield to maturity.

Nations Virginia Municipal Bond Fund had the following industry concentrations greater than 10% at March 31, 1998 (as a percentage of net assets):

   Water Revenue                                                          16.39%
   Pollution Control Revenue/
     Industrial Development Revenue                                       13.05%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)                           MARCH 31, 1998

ABBREVIATIONS:

AMBAC        American Municipal Bond Assurance Corporation
AMBAC-TCRS   American Municipal Bond Assurance
              Corporation -- Transferable Custodial Receipts
AMT          Alternative Minimum Tax
CGIC         Capital Guaranty Insurance Corporation
CONNIE LEE   College Construction Loan Insurance Association
ETM          Escrow to Maturity
FGIC         Financial Guaranty Insurance Company
FHLMC COLL   Federal Home Loan Mortgage Corporation
              collateral
FHA          Federal Housing Authority
FNMA COLL    Federal National Mortgage Association
              collateral
FSA          Financial Security Assurance
GCO          General Contractual Obligation
GO           General Obligation
GNMA COLL    Government National Mortgage Association
              collateral
GTY-AGMT     Guarantee Agreement
GTD STD LNS  Guaranteed Student Loans
IBC          Insured Bond Certificate
IDA          Industrial Development Authority
LOC          Letter of Credit
MHF          Maryland Housing Fund
MBIA         Municipal Bond Insurance Association
NR           Not Rated
PCR          Pollution Control Revenue
PSF-GTD      Permanent School Fund Guaranteed
PUFG         Permanent University Fund Guarantee
SCSDE        South Carolina School District Enhancement
SCH BD GTY   School Bond Guarantee
ST AID
 WITHHLDG    State Aid Withholding
ST GTD       State Guaranteed
VA           Veterans Association

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES                           MARCH 31, 1998

                                                                                                                 FLORIDA
                                                               SHORT-TERM     INTERMEDIATE                     INTERMEDIATE
                                                               MUNICIPAL       MUNICIPAL       MUNICIPAL        MUNICIPAL
                                                                 INCOME           BOND           INCOME            BOND
                                                              --------------------------------------------------------------
ASSETS:
Investments, at value, See accompanying schedules...........  $113,974,155    $867,720,893    $498,451,967     $211,602,806
Cash........................................................           494            264              299              961
Interest receivable.........................................     1,539,026     12,608,870        7,112,842        3,876,206
Dividends receivable........................................        14,778         25,560           20,295            2,463
Receivable for Fund shares sold.............................       130,455      1,519,485          643,310          287,115
Receivable for investment securities sold...................            --             --               --               --
Unamortized organization costs..............................         4,428          3,053               --               --
Prepaid expenses and other assets...........................            --          2,643           18,415               --
                                                              ------------    ------------    ------------     ------------
    Total Assets............................................   115,663,336    881,880,768      506,247,128      215,769,551
                                                              ------------    ------------    ------------     ------------
LIABILITIES:
Payable for Fund shares redeemed............................     5,806,927        547,728          701,527           24,980
Payable for investment securities purchased.................            --             --        9,696,756               --
Dividends payable...........................................       277,816      3,387,871        1,895,327          825,259
Investment advisory fee payable.............................        18,871        236,803          174,774           56,397
Administration fee payable..................................         7,793         59,259           33,374           14,538
Shareholder servicing and distribution fees payable.........        42,560         10,039           41,886           13,675
Transfer agent fees payable.................................           689         64,474           16,535           35,865
Custodian fees payable......................................         1,937          8,881              898            2,260
Accrued Trustees' fees and expenses.........................         5,059         17,094           11,672            5,707
Accrued expenses and other payables.........................        40,581        294,341          135,888           81,348
                                                              ------------    ------------    ------------     ------------
    Total Liabilities.......................................     6,202,233      4,626,490       12,708,637        1,060,029
                                                              ------------    ------------    ------------     ------------
NET ASSETS..................................................  $109,461,103    $877,254,278    $493,538,491     $214,709,522
                                                              ============    ============    ============     ============
Investments, at cost........................................  $112,920,126    $827,636,809    $462,661,072     $200,091,336
                                                              ============    ============    ============     ============
NET ASSETS CONSIST OF:
Paid-in capital.............................................  $108,789,017    $834,438,130    $456,218,748     $204,010,510
Undistributed net investment income/(distributions in excess
  of net investment income).................................        39,115        552,297          512,972                1
Accumulated net realized gain/(loss) on investments sold....      (421,058)     2,179,767        1,015,876         (812,459)
Net unrealized appreciation of investments..................     1,054,029     40,084,084       35,790,895       11,511,470
                                                              ------------    ------------    ------------     ------------
                                                              $109,461,103    $877,254,278    $493,538,491     $214,709,522
                                                              ============    ============    ============     ============
NET ASSETS:
Primary A Shares............................................  $ 70,739,784    $867,154,294    $456,485,469     $203,710,476
Investor A Shares...........................................    23,580,384      6,487,361       19,225,884        7,205,307
Investor B Shares...........................................    13,753,149      2,022,729       15,383,084        3,605,598
Investor C Shares...........................................     1,387,786      1,589,894        2,444,054          188,141
SHARES OUTSTANDING:
Primary A Shares............................................     7,038,749     84,154,390       39,833,259       18,921,971
Investor A Shares...........................................     2,346,231        629,584        1,677,650          669,272
Investor B Shares...........................................     1,368,434        196,299        1,342,323          334,913
Investor C Shares...........................................       138,083        154,293          213,261           17,473
PRIMARY A SHARES:
Net asset value, offering and redemption price per share....        $10.05         $10.30           $11.46            $10.77
INVESTOR A SHARES:
Net asset value, offering and redemption price per share....        $10.05         $10.30           $11.46            $10.77
INVESTOR B SHARES:
Net asset value and offering price per share*...............        $10.05         $10.30           $11.46            $10.77
INVESTOR C SHARES:
Net asset value, offering and redemption price per share....        $10.05         $10.30           $11.46            $10.77

---------------
* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)               MARCH 31, 1998

                     GEORGIA                       MARYLAND                    NORTH CAROLINA
       FLORIDA     INTERMEDIATE     GEORGIA      INTERMEDIATE     MARYLAND      INTERMEDIATE
      MUNICIPAL     MUNICIPAL      MUNICIPAL      MUNICIPAL       MUNICIPAL      MUNICIPAL
        BOND           BOND          BOND            BOND           BOND            BOND
     ----------------------------------------------------------------------------------------
     $45,838,167   $143,277,377   $18,993,303    $103,581,472    $21,355,424    $193,570,217
             922           552             76             727            675             791
         831,546     1,916,680        282,454       1,548,099        332,310       2,982,485
           1,419         6,726          1,790           6,891          1,347           8,325
          30,575        90,745          5,327       1,227,867        440,067         385,706
              --            --             --              --             --              --
             333            --            333              --            508              --
             527        14,180          2,059          15,115          1,944           4,660
     -----------   ------------   -----------    ------------    -----------    ------------
      46,703,489   145,306,260     19,285,342     106,380,171     22,132,275     196,952,184
     -----------   ------------   -----------    ------------    -----------    ------------
           5,855     1,123,804             32          41,034          9,990          53,624
              --            --        497,153              --             --              --
         147,607       518,906         45,111         323,883         41,676         723,581
          15,783        38,158          3,392          24,866          3,813          51,435
           3,132         9,819          1,225           7,000          1,453          13,288
          34,929        23,310         17,982          16,300         17,821          20,455
              --        17,317             --          13,120            860          35,086
           1,464         1,689          1,235           2,096          1,116           1,834
           2,428         6,225          1,020           4,587            980           4,603
          36,589        55,110         18,523          29,334         29,049          65,555
     -----------   ------------   -----------    ------------    -----------    ------------
         247,787     1,794,338        585,673         462,220        106,758         969,461
     -----------   ------------   -----------    ------------    -----------    ------------
     $46,455,702   $143,511,922   $18,699,669    $105,917,951    $22,025,517    $195,982,723
     ===========   ============   ===========    ============    ===========    ============
     $42,819,112   $135,987,898   $18,154,446    $ 99,609,284    $20,276,110    $183,585,903
     ===========   ============   ===========    ============    ===========    ============
     $44,508,037   $136,078,941   $18,093,368    $102,894,893    $20,976,197    $185,691,165
          19,173        10,589          8,309              --          6,677          81,013
      (1,090,563)      132,913       (240,865)       (949,130)       (36,671)        226,231
       3,019,055     7,289,479        838,857       3,972,188      1,079,314       9,984,314
     -----------   ------------   -----------    ------------    -----------    ------------
     $46,455,702   $143,511,922   $18,699,669    $105,917,951    $22,025,517    $195,982,723
     ===========   ============   ===========    ============    ===========    ============
     $27,378,129   $125,653,522   $ 8,137,509    $ 84,715,476    $ 9,048,969    $179,729,393
       2,026,694     9,446,280        483,486      15,558,365      1,902,402       8,572,188
      17,048,121     7,378,260     10,051,788       4,803,807     11,071,412       6,858,948
           2,758     1,033,860         26,886         840,303          2,734         822,194
       2,741,355    11,507,268        813,624       7,692,234        910,748      16,804,822
         202,933       865,104         48,341       1,412,698        191,475         801,503
       1,707,028       675,698      1,005,016         436,181      1,114,294         641,316
             276        94,678          2,688          76,289            275          76,872
           $9.99        $10.92         $10.00          $11.01          $9.94           $10.70
           $9.99        $10.92         $10.00          $11.01          $9.94           $10.70
           $9.99        $10.92         $10.00          $11.01          $9.94           $10.70
           $9.99        $10.92         $10.00          $11.01          $9.94           $10.70

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)               MARCH 31, 1998

                                                                                SOUTH CAROLINA                       TENNESSEE
                                                              NORTH CAROLINA     INTERMEDIATE     SOUTH CAROLINA    INTERMEDIATE
                                                                MUNICIPAL         MUNICIPAL         MUNICIPAL        MUNICIPAL
                                                                   BOND              BOND              BOND             BOND
                                                              ------------------------------------------------------------------
ASSETS:
Investments, at value , See accompanying schedules..........   $31,941,787       $273,685,379      $21,078,513      $49,460,887
Cash........................................................           274                375              476              942
Interest receivable.........................................       440,303          3,981,652          335,274          754,637
Dividends receivable........................................         1,236              7,418            2,110            1,859
Receivable for Fund shares sold.............................         1,291            602,631           69,880           85,577
Receivable for investment securities sold...................            --                 --               --               --
Unamortized organization costs..............................           334                 --              391              117
Prepaid expenses and other assets...........................         1,113                 --               --              166
                                                               -----------       ------------      -----------      -----------
    Total Assets............................................    32,386,338        278,277,455       21,486,644       50,304,185
                                                               -----------       ------------      -----------      -----------
LIABILITIES:
Payable for Fund shares redeemed............................            --            374,219               --            1,579
Payable for investment securities purchased.................            --                 --               --               --
Dividends payable...........................................        46,896          1,079,852           48,689          153,513
Investment advisory fee payable.............................         8,666             74,716            4,774            9,987
Administration fee payable..................................         2,179             18,786            1,446            3,385
Shareholder servicing and distribution fees payable.........        43,762             26,056           19,619           10,987
Transfer agent fees payable.................................           856             49,746              510            6,874
Custodian fees payable......................................         1,521              2,633            1,522            1,072
Accrued Trustees' fees and expenses.........................         1,819              7,251            1,131            1,626
Accrued expenses and other payables.........................        28,930             93,136           14,775           36,579
                                                               -----------       ------------      -----------      -----------
    Total Liabilities.......................................       134,629          1,726,395           92,466          225,602
                                                               -----------       ------------      -----------      -----------
NET ASSETS..................................................   $32,251,709       $276,551,060      $21,394,178      $50,078,583
                                                               ===========       ============      ===========      ===========
Investments, at cost........................................   $29,840,389       $257,285,504      $20,010,852      $47,368,197
                                                               ===========       ============      ===========      ===========
NET ASSETS CONSIST OF:
Paid-in capital.............................................   $31,045,798       $259,838,522      $20,358,974      $48,166,559
Undistributed net investment income/(distributions in excess
  of net investment income).................................        24,024             24,077            7,019            4,404
Accumulated net realized gain/(loss) on investments sold....      (919,511)           288,586          (39,476)        (185,070)
Net unrealized appreciation of investments..................     2,101,398         16,399,875        1,067,661        2,092,690
                                                               -----------       ------------      -----------      -----------
                                                               $32,251,709       $276,551,060      $21,394,178      $50,078,583
                                                               ===========       ============      ===========      ===========
NET ASSETS:
Primary A Shares............................................   $ 6,452,397       $253,089,984      $ 9,455,470      $39,090,742
Investor A Shares...........................................       609,260         13,944,575        1,516,826        8,060,838
Investor B Shares...........................................    25,187,288          6,818,744       10,393,945        2,924,445
Investor C Shares...........................................         2,764          2,697,757           27,937            2,558
SHARES OUTSTANDING:
Primary A Shares............................................       644,327         23,448,119          921,808        3,759,910
Investor A Shares...........................................        60,839          1,291,934          147,884          775,317
Investor B Shares...........................................     2,515,201            631,739        1,013,367          281,287
Investor C Shares...........................................           276            249,935            2,724              246
PRIMARY A SHARES:
Net asset value, offering and redemption price per share....         $10.01            $10.79            $10.26           $10.40
INVESTOR A SHARES:
Net asset value, offering and redemption price per share....        $10.01             $10.79            $10.26           $10.40
INVESTOR B SHARES:
Net asset value and offering price per share*...............        $10.01             $10.79            $10.26           $10.40
INVESTOR C SHARES:
Net asset value, offering and redemption price per share....        $10.01             $10.79            $10.26           $10.40

---------------
* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)               MARCH 31, 1998

                      TEXAS                         VIRGINIA
     TENNESSEE     INTERMEDIATE       TEXAS       INTERMEDIATE     VIRGINIA
     MUNICIPAL      MUNICIPAL       MUNICIPAL      MUNICIPAL       MUNICIPAL
       BOND            BOND           BOND            BOND           BOND
    -------------------------------------------------------------------------
    $10,823,947    $390,778,637    $16,810,640    $230,222,686    $25,034,805
            138             418            188             721            883
        184,157       4,388,189        195,747       3,501,243        386,484
            483           9,738            703          16,469          2,769
            267       1,283,482            592       1,128,605         25,655
             --              --             --       2,739,600             --
            519              --            686              --            333
            398              --             --           6,670             --
    -----------    ------------    -----------    ------------    -----------
     11,009,909     396,460,464     17,008,556     237,615,994     25,450,929
    -----------    ------------    -----------    ------------    -----------
             --          66,477             --           2,413          4,020
             --       3,548,514             --              --             --
         21,158       1,562,536         40,706         754,813         59,248
            900         108,682          2,456          60,948          5,759
            742          26,581          1,149          15,902          1,716
          8,802           6,778         16,142          43,451         23,630
            424          87,177            549             800            952
          1,392           3,355          2,450           4,168          1,506
            570           7,041          1,029          13,967          1,318
         19,405         130,552         24,894          78,362         20,177
    -----------    ------------    -----------    ------------    -----------
         53,393       5,547,693         89,375         974,824        118,326
    -----------    ------------    -----------    ------------    -----------
    $10,956,516    $390,912,771    $16,919,181    $236,641,170    $25,332,603
    ===========    ============    ===========    ============    ===========
    $10,184,283    $371,349,620    $15,522,135    $218,419,699    $23,485,904
    ===========    ============    ===========    ============    ===========
    $10,452,835    $371,586,009    $16,163,801    $224,955,635    $24,393,396
                          7,858         28,542         145,586          6,892
         14,042
       (150,025)       (110,113)      (561,667)       (263,038)      (616,586)
        639,664      19,429,017      1,288,505      11,802,987      1,548,901
    -----------    ------------    -----------    ------------    -----------
    $10,956,516    $390,912,771    $16,919,181    $236,641,170    $25,332,603
    ===========    ============    ===========    ============    ===========
    $ 4,559,019    $385,769,754    $ 7,615,473    $170,968,946    $11,026,251
      1,440,334       2,665,543        418,921      54,079,989      1,221,541
      4,915,130       2,184,451      8,804,367       9,643,303     13,082,034
         42,033         293,023         80,420       1,948,932          2,777
        445,946      36,741,449        758,682      15,652,574      1,107,945
        140,887         253,880         41,734       4,951,236        122,742
        480,776         208,051        877,119         882,875      1,314,525
          4,111          27,908          8,012         178,441            279
         $10.22          $10.50         $10.04          $10.92          $9.95
         $10.22          $10.50         $10.04          $10.92          $9.95
         $10.22          $10.50         $10.04          $10.92          $9.95
         $10.22          $10.50         $10.04          $10.92          $9.95

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1998

                                                                                                                 FLORIDA
                                                              SHORT-TERM     INTERMEDIATE                      INTERMEDIATE
                                                              MUNICIPAL       MUNICIPAL        MUNICIPAL        MUNICIPAL
                                                                INCOME           BOND            INCOME            BOND
                                                              --------------------------------------------------------------
INVESTMENT INCOME:
Interest....................................................  $4,462,898     $ 32,948,751     $ 21,731,661     $ 8,165,551
Dividends...................................................    117,711           333,152          144,741          66,490
                                                              ----------     ------------     ------------     -----------
    Total investment income.................................  4,580,609        33,281,903       21,876,402       8,232,041
                                                              ----------     ------------     ------------     -----------
EXPENSES:
Investment advisory fee.....................................    501,468         3,234,439        2,360,169         785,452
Administration fee..........................................    100,294           646,888          393,361         157,090
Transfer agent fees.........................................     57,790           365,156          219,267         114,271
Custodian fees..............................................     15,746            46,974           32,752          18,225
Legal and audit fees........................................     23,973            57,692           50,289          22,844
Trustees' fees and expenses.................................      2,515            19,209           10,568           4,738
Amortization of organization costs..........................      8,355             9,158               --           4,036
Interest expense............................................      3,012             1,367            2,040             120
Registration and filing fees................................     47,251           275,999          133,674          53,872
Other.......................................................     19,531           126,057           99,702          26,996
                                                              ----------     ------------     ------------     -----------
    Subtotal................................................    779,935         4,782,939        3,301,822       1,187,644
Shareholder servicing and distribution fees:
  Investor A Shares.........................................     47,824             8,045           34,073          11,973
  Investor B Shares.........................................     41,290            12,644          120,248          23,988
  Investor C Shares.........................................      2,338             7,025           17,257           1,720
Fees waived by investment adviser, and/or administrator.....   (377,636)       (1,549,553)        (943,792)       (402,605)
                                                              ----------     ------------     ------------     -----------
    Total expenses..........................................    493,751         3,261,100        2,529,608         822,720
                                                              ----------     ------------     ------------     -----------
NET INVESTMENT INCOME.......................................  4,086,858        30,020,803       19,346,794       7,409,321
                                                              ----------     ------------     ------------     -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments sold.......................    273,468         6,161,351        6,905,832         187,982
Net change in unrealized appreciation of investments........    564,231         9,021,135       11,577,549       3,444,054
                                                              ----------     ------------     ------------     -----------
Net realized and unrealized gain on investments.............    837,699        15,182,486       18,483,381       3,632,036
                                                              ----------     ------------     ------------     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $4,924,557     $ 45,203,289     $ 37,830,175     $11,041,357
                                                              ==========     ============     ============     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS (CONTINUED)

                    GEORGIA                     MARYLAND                  NORTH CAROLINA
     FLORIDA     INTERMEDIATE     GEORGIA     INTERMEDIATE    MARYLAND     INTERMEDIATE
    MUNICIPAL      MUNICIPAL     MUNICIPAL     MUNICIPAL     MUNICIPAL      MUNICIPAL
       BOND          BOND           BOND          BOND          BOND           BOND
    ------------------------------------------------------------------------------------
    $2,390,863    $ 5,715,644    $  881,800    $4,753,518    $  914,847    $ 6,947,250
        41,033         53,741        16,630        54,638        27,326         71,898
    ----------    -----------    ----------    ----------    ----------    -----------
     2,431,896      5,769,385       898,430     4,808,156       942,173      7,019,148
    ----------    -----------    ----------    ----------    ----------    -----------
       267,598        572,857        99,602       468,304       108,545        676,510
        44,600        114,571        16,600        93,661        18,091        135,302
        32,621         77,520        12,354        79,532        16,489        104,517
        11,460         15,882         9,417        14,902         9,430         16,791
        16,024         21,921        11,056        38,630        10,951         19,772
         1,065          3,209           422         2,329           509          4,212
           500          1,255           500            --           800          1,679
           462            447           118            --            --            271
         9,507         33,070         9,415        18,011        12,610         50,392
        16,092         22,489         9,373        30,907        16,718         19,616
    ----------    -----------    ----------    ----------    ----------    -----------
       399,929        863,221       168,857       746,276       194,143      1,029,062
         3,758         18,809           763        30,370         3,364         13,654
       146,863         52,232        80,806        30,871        71,925         47,293
           177         11,693           304        10,673            20          9,234
      (132,026)      (290,281)      (69,442)     (277,974)      (86,165)      (352,661)
    ----------    -----------    ----------    ----------    ----------    -----------
       418,701        655,674       181,288       540,216       183,287        746,582
    ----------    -----------    ----------    ----------    ----------    -----------
     2,013,195      5,113,711       717,142     4,267,940       758,886      6,272,566
    ----------    -----------    ----------    ----------    ----------    -----------
        43,396      1,003,516       119,540        34,604        49,303        643,444
     2,229,842      2,218,832       719,938     2,605,649       850,267      2,119,493
    ----------    -----------    ----------    ----------    ----------    -----------
     2,273,238      3,222,348       839,478     2,640,253       899,570      2,762,937
    ----------    -----------    ----------    ----------    ----------    -----------
    $4,286,433    $ 8,336,059    $1,556,620    $6,908,193    $1,658,456    $ 9,035,503
    ==========    ===========    ==========    ==========    ==========    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1998

                                                                                SOUTH CAROLINA
                                                              NORTH CAROLINA     INTERMEDIATE     SOUTH CAROLINA
                                                                MUNICIPAL         MUNICIPAL         MUNICIPAL
                                                                   BOND              BOND              BOND
                                                              --------------------------------------------------
INVESTMENT INCOME:
Interest....................................................    $1,567,109       $ 10,706,157       $1,019,858
Dividends...................................................        24,317             48,004           14,540
                                                                ----------       ------------       ----------
    Total investment income.................................     1,591,426         10,754,161        1,034,398
                                                                ----------       ------------       ----------
EXPENSES:
Investment advisory fee.....................................       177,660          1,003,746          115,062
Administration fee..........................................        29,610            200,749           19,177
Transfer agent fees.........................................        25,249            153,113           17,280
Custodian fees..............................................        10,420             21,029            9,751
Legal and audit fees........................................        14,010             27,283           11,510
Trustees' fees and expenses.................................           739              6,056              495
Amortization of organization costs..........................           500              2,776              601
Interest expense............................................            66              1,076              299
Registration and filing fees................................         7,670             65,096            7,797
Other.......................................................        10,730             35,096            8,758
                                                                ----------       ------------       ----------
    Subtotal................................................       276,654          1,516,020          190,730
Shareholder servicing and distribution fees:
  Investor A Shares.........................................         1,271             22,738            2,628
  Investor B Shares.........................................       199,707             44,219           89,176
  Investor C Shares.........................................            90             28,045              386
Fees waived and/or expenses reimbursed by investment
  adviser, and/or administrator.............................      (100,374)          (511,403)         (76,093)
                                                                ----------       ------------       ----------
    Total expenses..........................................       377,348          1,099,619          206,827
                                                                ----------       ------------       ----------
NET INVESTMENT INCOME.......................................     1,214,078          9,654,542          827,571
                                                                ----------       ------------       ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments sold................        71,477            659,799          (39,476)
Net change in unrealized appreciation of investments (Note
  9)........................................................     1,538,598          3,345,512          923,581
                                                                ----------       ------------       ----------
Net realized and unrealized gain on investments.............     1,610,075          4,005,211          884,105
                                                                ----------       ------------       ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $2,824,153       $ 13,659,753       $1,711,676
                                                                ==========       ============       ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS (CONTINUED)

      TENNESSEE                     TEXAS                       VIRGINIA
    INTERMEDIATE    TENNESSEE    INTERMEDIATE      TEXAS      INTERMEDIATE    VIRGINIA
      MUNICIPAL     MUNICIPAL     MUNICIPAL      MUNICIPAL     MUNICIPAL     MUNICIPAL
        BOND          BOND           BOND           BOND          BOND          BOND
    -----------------------------------------------------------------------------------
     $ 1,890,398    $520,041     $ 13,392,724    $  883,317   $11,642,343    $1,231,777
          30,213      10,865          126,753        13,098        80,441        20,998
     -----------    --------     ------------    ----------   -----------    ----------
       1,920,611     530,906       13,519,477       896,415    11,722,784     1,252,775
     -----------    --------     ------------    ----------   -----------    ----------
         189,150      59,695        1,289,935        99,050     1,115,320       137,926
          37,830       9,949          257,987        16,508       223,064        22,988
          31,427      10,974          202,882        17,399       160,763        20,091
          10,703       8,999           23,880        10,620        24,392         9,859
          12,676       9,880           23,855        11,482        42,786        12,167
           1,138         262            8,494           414         5,295           589
           1,989         819              932         1,107            --           500
             596         110               --           250         1,592           102
          16,839       7,497          106,562         4,250        12,144         6,103
          16,515      11,201           29,924        14,838        56,231        10,150
     -----------    --------     ------------    ----------   -----------    ----------
         318,863     119,386        1,944,451       175,918     1,641,587       220,475
          14,351       2,631            2,806           791       108,231         1,928
          21,708      40,819           15,148        76,529        71,638       114,262
              17         294            3,613           564        34,770           194
        (129,537)    (59,812)        (653,525)      (76,289)     (528,796)      (85,774)
     -----------    --------     ------------    ----------   -----------    ----------
         225,402     103,318        1,312,493       177,513     1,327,430       251,085
     -----------    --------     ------------    ----------   -----------    ----------
       1,695,209     427,588       12,206,984       718,902    10,395,354     1,001,690
     -----------    --------     ------------    ----------   -----------    ----------
         126,302      62,881          907,826       187,141       479,389        50,169
         762,677     444,243        3,698,523       743,636     6,165,879     1,203,154
     -----------    --------     ------------    ----------   -----------    ----------
         888,979     507,124        4,606,349       930,777     6,645,268     1,253,323
     -----------    --------     ------------    ----------   -----------    ----------
     $ 2,584,188    $934,712     $ 16,813,333    $1,649,679   $17,040,622    $2,255,013
     ===========    ========     ============    ==========   ===========    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SHORT-TERM                           INTERMEDIATE
                                                                   MUNICIPAL INCOME                       MUNICIPAL BOND
                                                            -------------------------------      --------------------------------
                                                             YEAR ENDED        YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                              03/31/98          03/31/97           03/31/98           03/31/97
                                                            ---------------------------------------------------------------------
Net investment income.....................................  $ 4,086,858        $ 3,040,641       $30,020,803        $  4,409,368
Net realized gain/(loss) on investments sold..............      273,468             61,058         6,161,351             235,923
Net change in unrealized appreciation/(depreciation) of
  investments.............................................      564,231           (307,856)        9,021,135            (562,215)
                                                            ------------       -----------       ------------       ------------
Net increase in net assets resulting from operations......    4,924,557          2,793,843        45,203,289           4,083,076
Distributions to shareholders from net investment income:
  Primary A Shares........................................   (2,665,335)        (2,281,637)      (29,729,618)         (4,229,321)
  Investor A Shares.......................................     (958,750)          (252,440)         (178,364)            (82,555)
  Investor B Shares.......................................     (445,790)          (446,785)          (71,833)            (65,237)
  Investor C Shares.......................................      (26,239)           (59,779)          (41,023)            (32,255)
Distributions to shareholders from net realized gains on
  investments:
  Primary A Shares........................................           --                 --        (3,319,423)                 --
  Investor A Shares.......................................           --                 --           (13,867)                 --
  Investor B Shares.......................................           --                 --            (7,584)                 --
  Investor C Shares.......................................           --                 --            (5,593)                 --
Net increase/(decrease) in net assets from Fund share
  transactions:
  Primary A Shares........................................    9,136,292         12,736,118       747,267,827          31,093,197
  Investor A Shares.......................................   14,973,920          3,838,818         4,336,045             581,183
  Investor B Shares.......................................    2,994,670         (3,159,815)          490,664            (138,009)
  Investor C Shares.......................................      304,248           (986,312)          814,501              37,778
                                                            ------------       -----------       ------------       ------------
Net increase/(decrease) in net assets.....................   28,237,573         12,182,011       764,745,021          31,247,857
NET ASSETS:
Beginning of period.......................................   81,223,530         69,041,519       112,509,257          81,261,400
                                                            ------------       -----------       ------------       ------------
End of period.............................................  $109,461,103       $81,223,530       $877,254,278       $112,509,257
                                                            ============       ===========       ============       ============
Undistributed net investment income at end of year........  $    39,115        $       947       $   552,297        $     60,630
                                                            ============       ===========       ============       ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

    170
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--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                        FLORIDA INTERMEDIATE                 FLORIDA
           MUNICIPAL INCOME                MUNICIPAL BOND                MUNICIPAL BOND
    ------------------------------   ---------------------------   ---------------------------
     YEAR ENDED      YEAR ENDED       YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
      03/31/98        03/31/97         03/31/98       03/31/97      03/31/98       03/31/97
----------------------------------------------------------------------------------------------
    $ 19,346,794    $   5,503,092    $ 7,409,321    $ 2,490,541    $2,013,195     $ 1,772,810
       6,905,832        1,142,681        187,982        (30,898)       43,396        (210,373)
      11,577,549         (753,768)     3,444,054       (354,732)    2,229,842         189,030
    ------------    -------------    ------------   -----------    -----------    -----------
      37,830,175        5,892,005     11,041,357      2,104,911     4,286,433       1,751,467
     (17,831,969)      (3,726,441)    (6,995,879)    (2,200,901)   (1,193,869)       (725,315)
        (794,689)        (935,349)      (265,022)      (114,523)      (89,248)        (95,467)
        (618,021)        (750,105)      (138,019)      (165,677)     (727,165)       (950,250)
        (102,115)         (91,197)       (10,400)        (9,440)       (2,914)         (1,778)
      (2,020,179)              --             --             --            --              --
         (74,268)              --             --             --            --              --
         (63,532)              --             --             --            --              --
         (14,243)              --             --             --            --              --
     364,721,706        9,007,226    148,591,829      7,109,886     9,471,361       3,709,085
       3,270,986      (11,054,474)     4,934,836        121,830       147,129         (65,643)
         (54,323)      (2,357,406)        (6,139)      (489,261)   (3,671,649)     (4,214,981)
         625,931         (470,496)       (93,079)           323       (38,249)          1,778
    ------------    -------------    ------------   -----------    -----------    -----------
     384,875,459       (4,486,237)   157,059,484      6,357,148     8,181,829        (591,104)
     108,663,032      113,149,269     57,650,038     51,292,890    38,273,873      38,864,977
    ------------    -------------    ------------   -----------    -----------    -----------
    $493,538,491    $ 108,663,032    $214,709,522   $57,650,038    $46,455,702    $38,273,873
    ============    =============    ============   ===========    ===========    ===========
    $    512,972    $     103,572    $         1    $        --    $   19,173     $    17,978
    ============    =============    ============   ===========    ===========    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                 GEORGIA INTERMEDIATE               GEORGIA
                                                                    MUNICIPAL BOND              MUNICIPAL BOND
                                                              --------------------------   -------------------------
                                                               YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                03/31/98      03/31/97      03/31/98      03/31/97
                                                              ------------------------------------------------------
Net investment income.......................................  $ 5,113,711    $2,674,918    $  717,142    $   641,380
Net realized gain/(loss) on investments sold................    1,003,516        73,261       119,540         43,488
Net change in unrealized appreciation/(depreciation) of
  investments...............................................    2,218,832      (398,430)      719,938        (35,496)
                                                              ------------   -----------   -----------   -----------
Net increase in net assets resulting from operations........    8,336,059     2,349,749     1,556,620        649,372
Distributions to shareholders from net investment income:
  Primary A Shares..........................................   (4,358,784)   (1,857,490)     (303,135)      (158,769)
  Investor A Shares.........................................     (405,742)     (390,944)      (17,500)        (6,345)
  Investor B Shares.........................................     (289,887)     (330,178)     (394,746)      (473,179)
  Investor C Shares.........................................      (64,525)      (96,306)       (1,761)        (3,087)
Distributions to shareholders from net realized gains on
  investments:
  Primary A Shares..........................................     (509,163)           --            --             --
  Investor A Shares.........................................      (39,842)           --            --             --
  Investor B Shares.........................................      (30,328)           --            --             --
  Investor C Shares.........................................       (7,278)           --            --             --
Net increase/(decrease) in net assets from Fund share
  transactions:
  Primary A Shares..........................................   80,149,607     5,482,256     2,280,018      3,500,180
  Investor A Shares.........................................      342,541       232,646       251,927        200,730
  Investor B Shares.........................................     (463,665)     (459,769)     (635,035)    (2,097,679)
  Investor C Shares.........................................   (1,010,665)     (456,040)      (48,238)         3,087
                                                              ------------   -----------   -----------   -----------
Net increase/(decrease) in net assets.......................   81,648,328     4,473,924     2,688,150      1,614,310
NET ASSETS:
Beginning of period.........................................   61,863,594    57,389,670    16,011,519     14,397,209
                                                              ------------   -----------   -----------   -----------
End of period...............................................  $143,511,922   $61,863,594   $18,699,669   $16,011,519
                                                              ============   ===========   ===========   ===========
Undistributed net investment income at end of year..........  $    10,589    $    9,933    $    8,309    $     8,172
                                                              ============   ===========   ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

       MARYLAND INTERMEDIATE                MARYLAND             NORTH CAROLINA INTERMEDIATE
           MUNICIPAL BOND                MUNICIPAL BOND                 MUNICIPAL BOND
    ----------------------------   ---------------------------   ----------------------------
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED
      03/31/98       03/31/97       03/31/98       03/31/97        03/31/98        03/31/97
---------------------------------------------------------------------------------------------
    $ 4,267,940     $ 3,944,353    $  758,886     $   608,097    $  6,272,566    $ 1,749,355
         34,604           1,745        49,303         (30,459)        643,444        (11,423)
      2,605,649        (832,530)      850,267          55,520       2,119,493        (66,100)
    ------------    -----------    -----------    -----------    ------------    -----------
      6,908,193       3,113,568     1,658,456         633,158       9,035,503      1,671,832
     (3,394,926)     (2,892,805)     (350,630)       (179,533)     (5,650,336)    (1,106,565)
       (694,669)       (760,315)      (75,659)        (66,776)       (304,753)      (289,190)
       (174,042)       (184,325)     (332,491)           (108)       (264,098)      (297,013)
        (61,590)       (106,908)         (106)       (361,680)        (53,379)       (56,587)
             ==              ==            ==              ==              ==             ==
             ==              ==            ==              ==              ==             ==
     19,206,730       2,824,173     4,083,682       1,802,900     151,592,462      4,732,402
        124,682      (4,309,961)      402,291         317,957       2,638,986     (1,931,811)
        378,742        (160,621)    2,532,821             108        (161,361)    (1,285,915)
     (1,227,580)       (863,535)          116      (1,576,575)       (589,105)       (11,762)
    ------------    -----------    -----------    -----------    ------------    -----------
     21,065,540      (3,340,729)    7,918,480         569,451     156,243,919      1,425,391
     84,852,411      88,193,140    14,107,037      13,537,586      39,738,804     38,313,413
    ------------    -----------    -----------    -----------    ------------    -----------
    $105,917,951    $84,852,411    $22,025,517    $14,107,037    $195,982,723    $39,738,804
    ============    ===========    ===========    ===========    ============    ===========
    $        --     $    28,863    $    6,677     $     6,677    $     81,013    $    10,964
    ============    ===========    ===========    ===========    ============    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                     NORTH CAROLINA            SOUTH CAROLINA INTERMEDIATE
                                                                     MUNICIPAL BOND                  MUNICIPAL BOND
                                                              ----------------------------    -----------------------------
                                                              YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                               03/31/98        03/31/97         03/31/98        03/31/97
                                                              -------------------------------------------------------------
Net investment income.......................................  $1,214,078      $ 1,234,634     $ 9,654,542      $ 3,276,348
Net realized gain/(loss) on investments sold................      71,477          (30,053)        659,799          200,162
Net change in unrealized appreciation/(depreciation) of
  investments...............................................   1,538,598          (31,510)      3,345,412         (320,293)
                                                              -----------     -----------     ------------     -----------
Net increase in net assets resulting from operations........   2,824,153        1,173,071      13,659,753        3,156,217
Distributions to shareholders from net investment income:
  Primary A Shares..........................................    (221,309)        (115,090)     (8,700,905)      (2,152,396)
  Investor A Shares.........................................     (29,482)         (24,029)       (526,570)        (602,275)
  Investor B Shares.........................................    (962,778)      (1,094,722)       (261,514)        (287,063)
  Investor C Shares.........................................        (509)            (793)       (165,548)        (234,614)
Distributions to shareholders from net realized gains on
  investments:
  Primary A Shares..........................................          --               --        (117,374)              --
  Investor A Shares.........................................          --               --          (4,878)              --
  Investor B Shares.........................................          --               --          (3,185)              --
  Investor C Shares.........................................          --               --          (2,058)              --
Net increase/(decrease) in net assets from Fund share
  transactions:
  Primary A Shares..........................................   3,126,378        1,513,901     200,883,202        7,210,466
  Investor A Shares.........................................     (21,170)         148,174       3,181,901       (3,826,508)
  Investor B Shares.........................................     (16,677)      (4,388,434)        907,763       (1,220,014)
  Investor C Shares.........................................     (16,226)             793      (2,509,605)        (315,082)
                                                              -----------     -----------     ------------     -----------
Net increase/(decrease) in net assets.......................   4,682,380       (2,787,129)    206,340,982        1,728,731
NET ASSETS:
Beginning of period.........................................  27,569,329       30,356,458      70,210,078       68,481,347
                                                              -----------     -----------     ------------     -----------
End of period...............................................  $32,251,709     $27,569,329     $276,551,060     $70,210,078
                                                              ===========     ===========     ============     ===========
Undistributed net investment income at end of year..........  $   24,024      $    24,024     $    24,077      $     3,934
                                                              ===========     ===========     ============     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

          SOUTH CAROLINA            TENNESSEE INTERMEDIATE              TENNESSEE
          MUNICIPAL BOND                MUNICIPAL BOND               MUNICIPAL BOND
    ---------------------------   ---------------------------   -------------------------
    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED
     03/31/98       03/31/97       03/31/98       03/31/97       03/31/98      03/31/97
    -------------------------------------------------------------------------------------
    $  827,571     $   797,602    $1,695,209     $   825,749    $  427,588    $   362,955
       (39,476)         54,323       126,302           5,649        62,881          3,409
       923,581         (24,716)      762,677         (40,872)      444,243          5,672
    -----------    -----------    -----------    -----------    -----------   -----------
     1,711,676         827,209     2,584,188         790,526       934,712        372,036
      (331,588)       (197,197)   (1,272,235)       (385,987)     (169,579)       (75,170)
       (60,269)        (47,497)     (304,845)       (305,932)      (60,930)       (46,783)
      (433,924)       (541,690)     (118,034)       (133,734)     (195,458)      (239,349)
        (2,499)        (11,218)          (95)            (96)       (1,622)        (1,653)
        (4,516)             --            --              --            --             --
          (711)             --            --              --            --             --
        (9,734)             --            --              --            --             --
          (225)             --            --              --            --             --
     4,042,444       3,052,543    29,638,845         487,962     1,794,772      1,627,730
       653,730        (409,632)    1,012,065        (591,615)      354,312         43,604
    (2,221,449)       (914,041)     (222,202)       (477,355)     (671,373)    (1,457,124)
      (222,843)        (16,765)          101              96         1,622          1,653
    -----------    -----------    -----------    -----------    -----------   -----------
     3,120,092       1,741,712    31,317,788        (616,135)    1,986,456        224,944
    18,274,086      16,532,374    18,760,795      19,376,930     8,970,060      8,745,116
    -----------    -----------    -----------    -----------    -----------   -----------
    $21,394,178    $18,274,086    $50,078,583    $18,760,795    $10,956,516   $ 8,970,060
    ===========    ===========    ===========    ===========    ===========   ===========
    $    7,019     $     7,728    $    4,404     $     1,693    $   14,042    $     5,896
    ===========    ===========    ===========    ===========    ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                   TEXAS INTERMEDIATE                     TEXAS
                                                                     MUNICIPAL BOND                   MUNICIPAL BOND
                                                              -----------------------------    ----------------------------
                                                               YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                03/31/98        03/31/97        03/31/98        03/31/97
                                                              -------------------------------------------------------------
Net investment income.......................................  $12,206,984      $ 1,448,768     $  718,902      $   783,128
Net realized gain/(loss) on investments sold................      907,826            7,708        187,141           76,398
Net change in unrealized appreciation/(depreciation) of
  investments...............................................    3,698,523          (34,218)       743,636          (46,562)
                                                              ------------     -----------     -----------     -----------
Net increase in net assets resulting from operations........   16,813,333        1,422,258      1,649,679          812,964
Distributions to shareholders from net investment income:
  Primary A Shares..........................................  (12,035,835)      (1,287,524)      (322,663)        (293,983)
  Investor A Shares.........................................      (63,954)         (38,114)       (18,353)         (17,461)
  Investor B Shares.........................................      (86,024)         (99,405)      (372,749)        (468,468)
  Investor C Shares.........................................      (21,227)         (23,725)        (5,135)          (3,216)
Net increase/(decrease) in net assets from Fund share
  transactions:
  Primary A Shares..........................................  356,516,356       (2,398,208)     1,580,224          510,593
  Investor A Shares.........................................    1,725,667          109,465         25,555           53,715
  Investor B Shares.........................................      (65,118)        (653,342)    (1,830,485)      (1,750,002)
  Investor C Shares.........................................     (316,585)          23,725          3,155            3,215
                                                              ------------     -----------     -----------     -----------
Net increase/(decrease) in net assets.......................  362,466,613       (2,944,870)       709,228       (1,152,643)
NET ASSETS:
Beginning of period.........................................   28,446,158       31,391,028     16,209,953       17,362,596
                                                              ------------     -----------     -----------     -----------
End of period...............................................  $390,912,771     $28,446,158     $16,919,181     $16,209,953
                                                              ============     ===========     ===========     ===========
Undistributed net investment income at end of year..........  $     7,858      $     1,137     $   28,542      $    15,212
                                                              ============     ===========     ===========     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

       VIRGINIA INTERMEDIATE              VIRGINIA
          MUNICIPAL BOND               MUNICIPAL BOND
    ---------------------------   -------------------------
     YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
      03/31/98       03/31/97      03/31/98      03/31/97
    -------------------------------------------------------
    $10,395,354    $10,665,828    $1,001,690    $   916,887
        479,389        939,225        50,169        (40,560)
      6,165,879     (3,178,654)    1,203,154         84,735
    ------------   ------------   -----------   -----------
     17,040,622      8,426,399     2,255,013        961,062
     (7,365,019)    (7,108,542)     (394,572)      (223,872)
     (2,412,657)    (2,780,800)      (44,126)       (32,652)
       (396,991)      (486,499)     (561,855)      (658,331)
       (220,687)      (289,987)       (1,137)        (2,032)
     17,725,846     (5,256,690)    4,901,214      2,428,702
     (3,309,945)   (11,640,180)      442,950         64,024
     (1,191,256)    (1,311,327)   (1,689,994)    (2,008,842)
     (4,698,688)      (384,351)      (44,013)         2,032
    ------------   ------------   -----------   -----------
     15,171,225    (20,831,977)    4,863,480        530,091
    221,469,945    242,301,922    20,469,123     19,939,032
    ------------   ------------   -----------   -----------
    $236,641,170   $221,469,945   $25,332,603   $20,469,123
    ============   ============   ===========   ===========
    $   145,586    $   145,586    $    6,892    $     6,892
    ============   ============   ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY

                                                                             SHORT-TERM MUNICIPAL INCOME
                                                                      YEAR ENDED                     YEAR ENDED
                                                                    MARCH 31, 1998                 MARCH 31, 1997
                                                              ---------------------------    --------------------------
                                                                SHARES         DOLLARS         SHARES        DOLLARS
                                                              ---------------------------------------------------------
PRIMARY A SHARES:
  Sold......................................................    5,491,014    $ 55,100,087     4,368,213    $ 43,578,419
  Issued as reinvestment of dividends.......................        1,904          19,085         1,632          16,286
  Redeemed..................................................   (4,589,943)    (45,982,880)   (3,093,414)    (30,858,587)
                                                              -----------    ------------    ----------    ------------
  Net increase..............................................      902,975       9,136,292     1,276,431      12,736,118
                                                              -----------    ------------    ----------    ------------
INVESTOR A SHARES:
  Sold......................................................    4,261,635      42,742,190       866,486       8,632,324
  Issued as reinvestment of dividends.......................       84,448         845,706        21,810         217,532
  Redeemed..................................................   (2,845,505)    (28,613,976)     (503,339)     (5,011,038)
                                                              -----------    ------------    ----------    ------------
  Net increase..............................................    1,500,578      14,973,920       384,957       3,838,818
                                                              -----------    ------------    ----------    ------------
INVESTOR B SHARES:
  Sold......................................................    1,110,812      11,127,666       632,233       6,308,576
  Issued as reinvestment of dividends.......................       41,045         411,541        41,012         409,216
  Redeemed..................................................     (853,891)     (8,544,537)     (991,095)     (9,877,607)
                                                              -----------    ------------    ----------    ------------
  Net increase/(decrease)...................................      297,966       2,994,670      (317,850)     (3,159,815)
                                                              -----------    ------------    ----------    ------------
INVESTOR C SHARES:
  Sold......................................................      114,839       1,155,598        17,035         169,722
  Issued as reinvestment of dividends.......................        2,369          23,747         5,832          58,158
  Redeemed..................................................      (87,602)       (875,097)     (121,972)     (1,214,192)
                                                              -----------    ------------    ----------    ------------
  Net increase/(decrease)...................................       29,606         304,248       (99,105)       (986,312)
                                                              -----------    ------------    ----------    ------------
Total net increase..........................................    2,731,125    $ 27,409,130     1,244,433    $ 12,428,809
                                                              ===========    ============    ==========    ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                               INTERMEDIATE MUNICIPAL BOND
                                                                       YEAR ENDED                      YEAR ENDED
                                                                     MARCH 31, 1998                  MARCH 31, 1997
                                                              ----------------------------    -----------------------------
                                                                SHARES         DOLLARS          SHARES          DOLLARS
                                                               -----------------------------------------------------------
PRIMARY A SHARES:
  Sold......................................................  11,792,669     $121,101,870      4,979,213     $ 50,069,761
  Issued in exchange for Pilot Shares of Pilot
    Intermediate Municipal Bond Fund (Note 9)...............  21,603,106      218,049,626             --               --
  Issued in exchange for assets of NationsBank Common Trust
    Intermediate Municipal Bond Fund (Note 9)...............  49,075,326      502,040,580             --               --
  Issued as reinvestment of dividends.......................      50,896          521,568          7,773           78,150
  Redeemed..................................................  (9,181,346)     (94,445,817)    (1,895,410)     (19,054,714)
                                                              ----------     ------------     ----------     ------------
  Net increase..............................................  73,340,651      747,267,827      3,091,576       31,093,197
                                                              ----------     ------------     ----------     ------------
INVESTOR A SHARES:
  Sold......................................................     461,191        4,748,181        169,102        1,696,765
  Issued in exchange for Class A Shares of Pilot
    Intermediate Municipal Bond Fund (Note 9)...............      82,746          834,612             --               --
  Issued as reinvestment of dividends.......................      11,220          115,185          5,517           55,382
  Redeemed..................................................    (132,175)      (1,361,933)      (117,609)      (1,170,964)
                                                              ----------     ------------     ----------     ------------
  Net increase..............................................     422,982        4,336,045         57,010          581,183
                                                              ----------     ------------     ----------     ------------
INVESTOR B SHARES:
  Sold......................................................      66,355          678,243         11,720          118,086
  Issued as reinvestment of dividends.......................       4,316           44,239          3,724           37,407
  Redeemed..................................................     (22,421)        (231,818)       (29,316)        (293,502)
                                                              ----------     ------------     ----------     ------------
  Net increase/(decrease)...................................      48,250          490,664        (13,872)        (138,009)
                                                              ----------     ------------     ----------     ------------
INVESTOR C SHARES:
  Sold......................................................     190,370        1,957,656         22,724          229,240
  Issued as reinvestment of dividends.......................       4,395           45,095          3,462           32,336
  Redeemed..................................................    (116,033)      (1,188,250)       (21,999)        (223,798)
                                                              ----------     ------------     ----------     ------------
  Net increase..............................................      78,732          814,501          4,187           37,778
                                                              ----------     ------------     ----------     ------------
Total net increase..........................................  73,890,615     $752,909,037      3,138,901     $ 31,574,149
                                                              ==========     ============     ==========     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

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   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                    MUNICIPAL INCOME
                                                                       YEAR ENDED                      YEAR ENDED
                                                                     MARCH 31, 1998                  MARCH 31, 1997
                                                              ----------------------------    ----------------------------
                                                                SHARES         DOLLARS          SHARES         DOLLARS
                                                               ----------------------------------------------------------
PRIMARY A SHARES:
  Sold......................................................   7,932,635     $ 89,847,138      2,730,515     $ 29,871,880
  Issued in exchange for Pilot Shares of Pilot
    Municipal Bond Fund (Note 9)............................  17,965,581      198,166,500             --               --
  Issued in exchange for assets of NationsBank Common Trust
    Municipal Bond Fund (Note 9)............................  14,127,038      159,211,714             --               --
  Issued as reinvestment of dividends.......................      31,674          358,887          9,420          102,911
  Redeemed..................................................  (7,317,496)     (82,862,533)    (1,923,927)     (20,967,565)
                                                              ----------     ------------     ----------     ------------
  Net increase..............................................  32,739,432      364,721,706        816,008        9,007,226
                                                              ----------     ------------     ----------     ------------
INVESTOR A SHARES:
  Sold......................................................     840,957        9,493,114      1,080,246       11,738,664
  Issued in exchange for Class A Shares of Pilot
    Municipal Bond Fund (Note 9)............................     147,004        1,621,976             --               --
  Issued as reinvestment of dividends.......................      42,487          480,342         47,889          522,701
  Redeemed..................................................    (736,960)      (8,324,446)    (2,151,350)     (23,315,839)
                                                              ----------     ------------     ----------     ------------
  Net increase/(decrease)...................................     293,488        3,270,986     (1,023,215)     (11,054,474)
                                                              ----------     ------------     ----------     ------------
INVESTOR B SHARES:
  Sold......................................................     249,854        2,786,899         46,816          505,476
  Issued in exchange for Class B Shares of Pilot
    Municipal Bond Fund (Note 9)............................     141,044        1,555,236             --               --
  Issued as reinvestment of dividends.......................      32,055          362,382         35,015          382,426
  Redeemed..................................................    (422,491)      (4,758,840)      (296,881)      (3,245,308)
                                                              ----------     ------------     ----------     ------------
  Net increase/(decrease)...................................         462          (54,323)      (215,050)      (2,357,406)
                                                              ----------     ------------     ----------     ------------
INVESTOR C SHARES:
  Sold......................................................     255,461        2,900,773          6,900           76,000
  Issued as reinvestment of dividends.......................       8,130           88,497          5,154           56,295
  Redeemed..................................................    (207,595)      (2,363,339)       (55,293)        (602,791)
                                                              ----------     ------------     ----------     ------------
  Net increase/(decrease)...................................      55,996          625,931        (43,239)        (470,496)
                                                              ----------     ------------     ----------     ------------
Total net increase/(decrease)...............................  33,089,378     $368,564,300       (465,496)    $ (4,875,150)
                                                              ==========     ============     ==========     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

    180
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   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                        FLORIDA INTERMEDIATE MUNICIPAL BOND
                                                                      YEAR ENDED                    YEAR ENDED
                                                                    MARCH 31, 1998                MARCH 31, 1997
                                                              --------------------------    --------------------------
                                                                SHARES        DOLLARS         SHARES        DOLLARS
                                                              -------------------------------------------------------
PRIMARY A SHARES:
  Sold......................................................   3,473,413    $ 37,224,814     1,806,440    $ 18,900,351
  Issued in exchange for assets of NationsBank Common Trust
    Florida Municipal Bond Fund (Note 9)....................  12,806,781     136,392,214            --              --
  Issued as reinvestment of dividends.......................       5,682          60,848         7,678          80,228
  Redeemed..................................................  (2,340,301)    (25,086,047)   (1,138,077)    (11,870,693)
                                                              ----------    ------------    ----------    ------------
  Net increase..............................................  13,945,575     148,591,829       676,041       7,109,886
                                                              ----------    ------------    ----------    ------------
INVESTOR A SHARES:
  Sold......................................................     593,523       6,333,741       295,572       3,093,698
  Issued as reinvestment of dividends.......................      13,900         147,615         4,813          50,328
  Redeemed..................................................    (144,070)     (1,546,520)     (288,370)     (3,022,196)
                                                              ----------    ------------    ----------    ------------
  Net increase..............................................     463,353       4,934,836        12,015         121,830
                                                              ----------    ------------    ----------    ------------
INVESTOR B SHARES:
  Sold......................................................      51,925         551,750        12,072         125,929
  Issued as reinvestment of dividends.......................       8,137          86,906         9,672         101,158
  Redeemed..................................................     (60,611)       (644,795)      (68,762)       (716,348)
                                                              ----------    ------------    ----------    ------------
  Net decrease..............................................        (549)         (6,139)      (47,018)       (489,261)
                                                              ----------    ------------    ----------    ------------
INVESTOR C SHARES:
  Sold......................................................      18,674         200,000        14,327         150,599
  Issued as reinvestment of dividends.......................         460           4,902           554           5,806
  Redeemed..................................................     (27,782)       (297,981)      (15,037)       (156,082)
                                                              ----------    ------------    ----------    ------------
  Net increase/(decrease)...................................      (8,648)        (93,079)         (156)            323
                                                              ----------    ------------    ----------    ------------
Total net increase..........................................  14,399,731    $153,427,447       640,882    $  6,742,778
                                                              ==========    ============    ==========    ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          181
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--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                FLORIDA MUNICIPAL BOND
                                                                       YEAR ENDED                      YEAR ENDED
                                                                     MARCH 31, 1998                  MARCH 31, 1997
                                                              -----------------------------    --------------------------
                                                                SHARES          DOLLARS         SHARES        DOLLARS
                                                               ---------------------------------------------------------
PRIMARY A SHARES:
  Sold......................................................   2,138,963     $ 21,111,769       780,552     $ 7,452,607
  Issued as reinvestment of dividends.......................         439            4,345           365           3,485
  Redeemed..................................................  (1,160,781)     (11,644,753)     (394,938)     (3,747,007)
                                                              ----------     ------------      --------     -----------
  Net increase..............................................     978,621        9,471,361       385,979       3,709,085
                                                              ----------     ------------      --------     -----------
INVESTOR A SHARES:
  Sold......................................................      32,761          324,684       174,121       1,646,866
  Issued as reinvestment of dividends.......................       3,303           32,490         1,691          16,147
  Redeemed..................................................     (21,107)        (210,045)     (181,645)     (1,728,656)
                                                              ----------     ------------      --------     -----------
  Net increase/(decrease)...................................      14,957          147,129        (5,833)        (65,643)
                                                              ----------     ------------      --------     -----------
INVESTOR B SHARES:
  Sold......................................................     113,593        1,149,011        42,999         409,858
  Issued as reinvestment of dividends.......................      32,518          321,051        44,974         428,432
  Redeemed..................................................    (523,549)      (5,141,711)     (531,093)     (5,053,271)
                                                              ----------     ------------      --------     -----------
  Net decrease..............................................    (377,438)      (3,671,649)     (443,120)     (4,214,981)
                                                              ----------     ------------      --------     -----------
INVESTOR C SHARES:
  Sold......................................................          --               --            --              --
  Issued as reinvestment of dividends.......................          97              934           186           1,778
  Redeemed..................................................      (4,007)         (39,183)           --              --
                                                              ----------     ------------      --------     -----------
  Net increase/(decrease)...................................      (3,910)         (38,249)          186           1,778
                                                              ----------     ------------      --------     -----------
Total net increase/(decrease)...............................     612,230     $  5,908,592       (62,788)    $  (569,761)
                                                              ==========     ============      ========     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

    182
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--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                           GEORGIA INTERMEDIATE MUNICIPAL BOND
                                                                       YEAR ENDED                       YEAR ENDED
                                                                     MARCH 31, 1998                   MARCH 31, 1997
                                                              -----------------------------    -----------------------------
                                                                SHARES          DOLLARS          SHARES          DOLLARS
                                                               ------------------------------------------------------------
PRIMARY A SHARES:
  Sold......................................................   1,650,151     $ 18,022,342       1,093,268     $ 11,620,800
  Issued in exchange for Shares of Peachtree Georgia
    Tax-Free Income Fund (Note 9)...........................          --               --         120,237        1,278,074
  Issued in exchange for assets of NationsBank Common Trust:
    Georgia Municipal Bond Fund (Note 9)....................   4,858,036       52,612,527              --               --
    Tax-Free Income Fund for Personal Trusts (Note 9).......   2,405,397       26,050,446              --               --
  Issued as reinvestment of dividends.......................       3,756           40,975           1,745           18,655
  Redeemed..................................................  (1,519,135)     (16,576,683)       (700,605)      (7,435,273)
                                                              ----------     ------------      ----------     ------------
  Net increase..............................................   7,398,205       80,149,607         514,645        5,482,256
                                                              ----------     ------------      ----------     ------------
INVESTOR A SHARES:
  Sold......................................................     214,594        2,333,113          88,314          944,307
  Issued as reinvestment of dividends.......................      29,819          321,070          28,390          302,296
  Redeemed..................................................    (212,105)      (2,311,642)        (95,049)      (1,013,957)
                                                              ----------     ------------      ----------     ------------
  Net increase..............................................      32,308          342,541          21,655          232,646
                                                              ----------     ------------      ----------     ------------
INVESTOR B SHARES:
  Sold......................................................      19,739          215,912          15,463          164,476
  Issued as reinvestment of dividends.......................      12,135          131,299          13,852          147,469
  Redeemed..................................................     (74,737)        (810,876)        (72,333)        (771,714)
                                                              ----------     ------------      ----------     ------------
  Net decrease..............................................     (42,863)        (463,665)        (43,018)        (459,769)
                                                              ----------     ------------      ----------     ------------
INVESTOR C SHARES:
  Sold......................................................       5,710           62,839             104            1,101
  Issued as reinvestment of dividends.......................       4,275           46,329           6,230           66,333
  Redeemed..................................................    (102,715)      (1,119,833)        (48,861)        (523,474)
                                                              ----------     ------------      ----------     ------------
  Net decrease..............................................     (92,730)      (1,010,665)        (42,527)        (456,040)
                                                              ----------     ------------      ----------     ------------
Total net increase..........................................   7,294,920     $ 79,017,818         450,755     $  4,799,093
                                                              ==========     ============      ==========     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                            GEORGIA MUNICIPAL BOND
                                                                    YEAR ENDED                 YEAR ENDED
                                                                  MARCH 31, 1998             MARCH 31, 1997
                                                              -----------------------    -----------------------
                                                               SHARES       DOLLARS       SHARES       DOLLARS
                                                              -------------------------------------------------
PRIMARY A SHARES:
  Sold......................................................   385,402    $ 3,814,774     476,900    $ 4,553,988
  Issued as reinvestment of dividends.......................        10            100          28            265
  Redeemed..................................................  (156,003)    (1,534,856)   (110,850)    (1,054,073)
                                                              --------    -----------    --------    -----------
  Net increase..............................................   229,409      2,280,018     366,078      3,500,180
                                                              --------    -----------    --------    -----------
INVESTOR A SHARES:
  Sold......................................................    36,988        356,467      21,228        201,516
  Issued as reinvestment of dividends.......................     1,634         16,014         584          5,574
  Redeemed..................................................   (12,142)      (120,554)       (670)        (6,360)
                                                              --------    -----------    --------    -----------
  Net increase..............................................    26,480        251,927      21,142        200,730
                                                              --------    -----------    --------    -----------
INVESTOR B SHARES:
  Sold......................................................   107,814      1,079,943       4,541         42,751
  Issued as reinvestment of dividends.......................    20,705        208,383      27,898        265,858
  Redeemed..................................................  (195,486)    (1,923,361)   (252,803)    (2,406,288)
                                                              --------    -----------    --------    -----------
  Net decrease..............................................   (66,967)      (635,035)   (220,364)    (2,097,679)
                                                              --------    -----------    --------    -----------
INVESTOR C SHARES:
  Sold......................................................        --             --          --             --
  Issued as reinvestment of dividends.......................       179          1,762         329          3,087
  Redeemed..................................................    (5,055)       (50,000)         --             --
                                                              --------    -----------    --------    -----------
  Net increase/(decrease)...................................    (4,876)       (48,238)        329          3,087
                                                              --------    -----------    --------    -----------
Total net increase..........................................   184,046    $ 1,848,672     167,185    $ 1,606,318
                                                              ========    ===========    ========    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                          MARYLAND INTERMEDIATE MUNICIPAL BOND
                                                                       YEAR ENDED                      YEAR ENDED
                                                                     MARCH 31, 1998                  MARCH 31, 1997
                                                              ----------------------------    -----------------------------
                                                               SHARES          DOLLARS          SHARES          DOLLARS
                                                               ----------------------------------------------------------
PRIMARY A SHARES:
  Sold......................................................  2,431,134      $26,651,627       1,570,112     $ 16,929,308
  Issued as reinvestment of dividends.......................      6,720           73,703           4,891           52,630
  Redeemed..................................................   (686,086)      (7,518,600)     (1,315,560)     (14,158,284)
                                                              ---------      -----------      ----------     ------------
  Net increase..............................................  1,751,768       19,206,730         259,443        2,823,654
                                                              ---------      -----------      ----------     ------------
INVESTOR A SHARES:
  Sold......................................................    139,940        1,531,124         193,291        2,078,842
  Issued as reinvestment of dividends.......................     52,090          569,687          56,201          605,703
  Redeemed..................................................   (180,391)      (1,976,129)       (650,416)      (6,993,949)
                                                              ---------      -----------      ----------     ------------
  Net increase/(decrease)...................................     11,639          124,682        (400,924)      (4,309,404)
                                                              ---------      -----------      ----------     ------------
INVESTOR B SHARES:
  Sold......................................................     74,910          823,920           7,691           82,996
  Issued as reinvestment of dividends.......................     12,566          137,540          13,622          146,840
  Redeemed..................................................    (53,131)        (582,718)        (36,251)        (390,730)
                                                              ---------      -----------      ----------     ------------
  Net increase/(decrease)...................................     34,345          378,742         (14,938)        (160,894)
                                                              ---------      -----------      ----------     ------------
INVESTOR C SHARES:
  Sold......................................................     91,707        1,010,648           5,524           59,620
  Issued as reinvestment of dividends.......................      4,587           50,118           8,140           87,716
  Redeemed..................................................   (208,536)      (2,288,346)        (93,693)      (1,010,636)
                                                              ---------      -----------      ----------     ------------
  Net decrease..............................................   (112,242)      (1,227,580)        (80,029)        (863,300)
                                                              ---------      -----------      ----------     ------------
Total net increase/(decrease)...............................  1,685,510      $18,482,574        (236,448)    $ (2,509,944)
                                                              =========      ===========      ==========     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                           MARYLAND MUNICIPAL BOND
                                                                    YEAR ENDED                 YEAR ENDED
                                                                  MARCH 31, 1998             MARCH 31, 1997
                                                              -----------------------    -----------------------
                                                               SHARES       DOLLARS       SHARES       DOLLARS
                                                              -------------------------------------------------
PRIMARY A SHARES:
  Sold......................................................   580,347    $ 5,632,428     234,636    $ 2,211,353
  Issued as reinvestment of dividends.......................       423          4,143         669          6,304
  Redeemed..................................................  (158,339)    (1,552,889)    (43,789)      (414,757)
                                                              --------    -----------    --------    -----------
  Net increase..............................................   422,431      4,083,682     191,516      1,802,900
                                                              --------    -----------    --------    -----------
INVESTOR A SHARES:
  Sold......................................................    44,488        430,177      67,007        629,185
  Issued as reinvestment of dividends.......................     6,555         64,149       5,602         52,846
  Redeemed..................................................    (9,310)       (92,035)    (38,486)      (364,074)
                                                              --------    -----------    --------    -----------
  Net increase..............................................    41,733        402,291      34,123        317,957
                                                              --------    -----------    --------    -----------
INVESTOR B SHARES:
  Sold......................................................   341,576      3,392,658      15,656        146,980
  Issued as reinvestment of dividends.......................    26,382        258,176      28,413        268,108
  Redeemed..................................................  (114,143)    (1,118,013)   (212,307)    (1,991,663)
                                                              --------    -----------    --------    -----------
  Net increase/(decrease)...................................   253,815      2,532,821    (168,238)    (1,576,575)
                                                              --------    -----------    --------    -----------
INVESTOR C SHARES:
  Sold......................................................     1,005         10,000          --             --
  Issued as reinvestment of dividends.......................        11            106          12            108
  Redeemed..................................................    (1,006)        (9,990)         --             --
                                                              --------    -----------    --------    -----------
  Net increase..............................................        10            116          12            108
                                                              --------    -----------    --------    -----------
Total net increase..........................................   717,989    $ 7,018,910      57,413    $   544,390
                                                              ========    ===========    ========    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                    NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND
                                                                      YEAR ENDED                   YEAR ENDED
                                                                    MARCH 31, 1998               MARCH 31, 1997
                                                              --------------------------    ------------------------
                                                                SHARES        DOLLARS        SHARES        DOLLARS
                                                              -----------------------------------------------------
PRIMARY A SHARES:
  Sold......................................................   1,886,559    $ 20,130,191    1,014,731    $10,515,384
  Issued in exchange for assets of NationsBank Common Trust
    North Carolina Municipal Bond Fund (Note 9).............  13,384,781     141,744,830           --             --
  Issued as reinvestment of dividends.......................          34             363          607          6,285
  Redeemed..................................................    (966,776)    (10,282,922)    (557,201)    (5,789,267)
                                                              ----------    ------------    ---------    -----------
  Net increase..............................................  14,304,598     151,592,462      458,137      4,732,402
                                                              ----------    ------------    ---------    -----------
INVESTOR A SHARES:
  Sold......................................................     345,286       3,663,655      347,293      3,646,011
  Issued as reinvestment of dividends.......................      23,788         252,670       21,334        222,005
  Redeemed..................................................    (121,010)     (1,277,339)    (555,498)    (5,799,827)
                                                              ----------    ------------    ---------    -----------
  Net increase/(decrease)...................................     248,064       2,638,986     (186,871)    (1,931,811)
                                                              ----------    ------------    ---------    -----------
INVESTOR B SHARES:
  Sold......................................................      73,169         783,374       51,624        534,364
  Issued as reinvestment of dividends.......................      19,270         204,577       22,387        232,636
  Redeemed..................................................    (108,314)     (1,149,312)    (198,704)    (2,052,915)
                                                              ----------    ------------    ---------    -----------
  Net decrease..............................................     (15,875)       (161,361)    (124,693)    (1,285,915)
                                                              ----------    ------------    ---------    -----------
INVESTOR C SHARES:
  Sold......................................................          --              --           --             --
  Issued as reinvestment of dividends.......................       4,458          47,296        4,951         51,463
  Redeemed..................................................     (59,522)       (636,401)      (6,051)       (63,225)
                                                              ----------    ------------    ---------    -----------
  Net decrease..............................................     (55,064)       (589,105)      (1,100)       (11,762)
                                                              ----------    ------------    ---------    -----------
Total net increase..........................................  14,481,723    $153,480,982      145,473    $ 1,502,914
                                                              ==========    ============    =========    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                           NORTH CAROLINA MUNICIPAL BOND
                                                                      YEAR ENDED                   YEAR ENDED
                                                                    MARCH 31, 1998               MARCH 31, 1997
                                                              --------------------------    -------------------------
                                                               SHARES        DOLLARS         SHARES        DOLLARS
                                                              ------------------------------------------------------
PRIMARY A SHARES:
  Sold......................................................   386,177     $ 3,794,851       321,358     $ 3,060,134
  Issued as reinvestment of dividends.......................        12             121           261           2,464
  Redeemed..................................................   (68,607)       (668,594)     (162,637)     (1,548,697)
                                                              --------     -----------      --------     -----------
  Net increase..............................................   317,582       3,126,378       158,982       1,513,901
                                                              --------     -----------      --------     -----------
INVESTOR A SHARES:
  Sold......................................................    17,165         168,010        33,554         319,668
  Issued as reinvestment of dividends.......................     2,503          24,459         2,283          21,755
  Redeemed..................................................   (21,526)       (213,639)      (20,351)       (193,249)
                                                              --------     -----------      --------     -----------
  Net increase/(decrease)...................................    (1,858)        (21,170)       15,486         148,174
                                                              --------     -----------      --------     -----------
INVESTOR B SHARES:
  Sold......................................................   250,857       2,492,949        21,081         200,477
  Issued as reinvestment of dividends.......................    70,042         689,908        81,214         772,682
  Redeemed..................................................  (325,414)     (3,199,534)     (563,321)     (5,361,593)
                                                              --------     -----------      --------     -----------
  Net decrease..............................................    (4,515)        (16,677)     (461,026)     (4,388,434)
                                                              --------     -----------      --------     -----------
INVESTOR C SHARES:
  Sold......................................................        --              --            --              --
  Issued as reinvestment of dividends.......................        52             504            83             793
  Redeemed..................................................    (1,697)        (16,730)           --              --
                                                              --------     -----------      --------     -----------
  Net increase/(decrease)...................................    (1,645)        (16,226)           83             793
                                                              --------     -----------      --------     -----------
Total net increase/(decrease)...............................   309,564     $ 3,072,305      (286,475)    $(2,725,566)
                                                              ========     ===========      ========     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

    188
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NATIONS FUNDS

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   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                    SOUTH CAROLINA INTERMEDIATE MUNICIPAL INCOME
                                                                       YEAR ENDED                    YEAR ENDED
                                                                     MARCH 31, 1998                MARCH 31, 1997
                                                              ----------------------------    -------------------------
                                                                SHARES         DOLLARS         SHARES        DOLLARS
                                                              --------------------------------------------------------
PRIMARY A SHARES:
  Sold......................................................   2,145,968     $ 23,119,849     1,335,506    $14,059,668
  Issued in exchange for assets of NationsBank Common Trust:
    Old Colony South Carolina Tax-Exempt Bond Fund (Note
      9)....................................................   6,420,542       68,635,591           --              --
    South Carolina Municipal Bond Fund (Note 9).............  12,876,466      137,649,419           --              --
  Issued as reinvestment of dividends.......................      10,821          125,693        9,601         101,149
  Redeemed..................................................  (2,665,319)     (28,647,350)    (660,889)     (6,950,351)
                                                              ----------     ------------     --------     -----------
  Net increase..............................................  18,788,478      200,883,202      684,218       7,210,466
                                                              ----------     ------------     --------     -----------
INVESTOR A SHARES:
  Sold......................................................     560,799        6,029,415       28,019         295,941
  Issued as reinvestment of dividends.......................      22,210          238,189       25,255         265,917
  Redeemed..................................................    (287,937)      (3,085,703)    (414,675)     (4,388,366)
                                                              ----------     ------------     --------     -----------
  Net increase/(decrease)...................................     295,072        3,181,901     (361,401)     (3,826,508)
                                                              ----------     ------------     --------     -----------
INVESTOR B SHARES:
  Sold......................................................     165,854        1,771,324      165,111       1,751,110
  Issued as reinvestment of dividends.......................      16,152          170,291       17,417         183,517
  Redeemed..................................................     (96,878)      (1,033,852)    (298,337)     (3,154,641)
                                                              ----------     ------------     --------     -----------
  Net increase/(decrease)...................................      85,128          907,763     (115,809)     (1,220,014)
                                                              ----------     ------------     --------     -----------
INVESTOR C SHARES:
  Sold......................................................      66,362          719,790       58,225         606,527
  Issued as reinvestment of dividends.......................       9,127           96,046       13,422         141,375
  Redeemed..................................................    (310,280)      (3,325,441)    (101,102)     (1,062,984)
                                                              ----------     ------------     --------     -----------
  Net decrease..............................................    (234,791)      (2,509,605)     (29,455)       (315,082)
                                                              ----------     ------------     --------     -----------
Total net increase..........................................  18,933,887     $202,463,261      177,553     $ 1,848,862
                                                              ==========     ============     ========     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                         SOUTH CAROLINA MUNICIPAL BOND
                                                                    YEAR ENDED                  YEAR ENDED
                                                                  MARCH 31, 1998              MARCH 31, 1997
                                                              -----------------------    ------------------------
                                                               SHARES       DOLLARS       SHARES       DOLLARS
                                                              ---------------------------------------------------
PRIMARY A SHARES:
  Sold......................................................   454,043    $ 4,598,408     360,137    $ 3,527,760
  Issued as reinvestment of dividends.......................        13            128          --             --
  Redeemed..................................................   (54,671)      (556,092)    (48,358)      (475,217)
                                                              --------    -----------    --------    -----------
  Net increase..............................................   399,385      4,042,444     311,779      3,052,543
                                                              --------    -----------    --------    -----------
INVESTOR A SHARES:
  Sold......................................................    88,758        897,458       7,567         74,339
  Issued as reinvestment of dividends.......................     4,563         45,383       3,635         35,610
  Redeemed..................................................   (28,274)      (289,111)    (53,101)      (519,581)
                                                              --------    -----------    --------    -----------
  Net increase/(decrease)...................................    65,047        653,730     (41,899)      (409,632)
                                                              --------    -----------    --------    -----------
INVESTOR B SHARES:
  Sold......................................................    75,761        774,877     145,761      1,437,355
  Issued as reinvestment of dividends.......................    27,543        278,304      32,931        323,684
  Redeemed..................................................  (326,704)    (3,274,630)   (271,284)    (2,675,080)
                                                              --------    -----------    --------    -----------
  Net decrease..............................................  (223,400)    (2,221,449)    (92,592)      (914,041)
                                                              --------    -----------    --------    -----------
INVESTOR C SHARES:
  Sold......................................................     2,434         25,010          --             --
  Issued as reinvestment of dividends.......................        55            550          19            180
  Redeemed..................................................   (25,026)      (248,403)     (1,739)       (16,945)
                                                              --------    -----------    --------    -----------
  Net decrease..............................................   (22,537)      (222,843)     (1,720)       (16,765)
                                                              --------    -----------    --------    -----------
Total net increase..........................................   218,495    $ 2,251,882     175,568    $ 1,712,105
                                                              ========    ===========    ========    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                       TENNESSEE INTERMEDIATE MUNICIPAL BOND
                                                                      YEAR ENDED                   YEAR ENDED
                                                                    MARCH 31, 1998               MARCH 31, 1997
                                                              --------------------------    -------------------------
                                                               SHARES         DOLLARS        SHARES        DOLLARS
                                                              ------------------------------------------------------
PRIMARY A SHARES:
  Sold......................................................    670,421     $ 6,913,445      291,105     $ 2,938,293
  Issued in exchange for assets of NationsBank Common Trust
    Tennessee Municipal Bond Fund (Note 9)..................  2,471,206      25,428,706           --              --
  Issued as reinvestment of dividends.......................      1,936          20,165        1,071          10,734
  Redeemed..................................................   (263,446)     (2,723,471)    (245,724)     (2,461,065)
                                                              ---------     -----------     --------     -----------
  Net increase..............................................  2,880,117      29,638,845       46,452         487,962
                                                              ---------     -----------     --------     -----------
INVESTOR A SHARES:
  Sold......................................................    134,737       1,392,889        6,038          60,692
  Issued as reinvestment of dividends.......................     23,329         240,814       24,148         244,190
  Redeemed..................................................    (61,330)       (621,638)     (88,908)       (896,497)
                                                              ---------     -----------     --------     -----------
  Net increase/(decrease)...................................     96,736       1,012,065      (58,722)       (591,615)
                                                              ---------     -----------     --------     -----------
INVESTOR B SHARES:
  Sold......................................................     12,969         134,095        9,489          95,584
  Issued as reinvestment of dividends.......................      9,592          99,287       10,558         106,766
  Redeemed..................................................    (43,798)       (455,584)     (67,201)       (679,705)
                                                              ---------     -----------     --------     -----------
  Net decrease..............................................    (21,237)       (222,202)     (47,154)       (477,355)
                                                              ---------     -----------     --------     -----------
INVESTOR C SHARES:
  Sold......................................................         --              --           --              --
  Issued as reinvestment of dividends.......................         10             101            9              96
  Redeemed..................................................         --               0           --              --
                                                              ---------     -----------     --------     -----------
  Net increase..............................................         10             101            9              96
                                                              ---------     -----------     --------     -----------
Total net increase/(decrease)...............................  2,955,626     $30,428,809      (59,415)    $  (580,912)
                                                              =========     ===========     ========     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                           TENNESSEE MUNICIPAL INCOME
                                                                    YEAR ENDED                  YEAR ENDED
                                                                  MARCH 31, 1998              MARCH 31, 1997
                                                              -----------------------    -------------------------
                                                              SHARES       DOLLARS        SHARES        DOLLARS
                                                              ---------------------------------------------------
PRIMARY A SHARES:
  Sold......................................................  233,165     $2,347,557      173,358     $ 1,693,318
  Issued as reinvestment of dividends.......................       12            123            7              68
  Redeemed..................................................  (54,605)      (552,908)      (6,759)        (65,656)
                                                              -------     ----------     --------     -----------
  Net increase..............................................  178,572      1,794,772      166,606       1,627,730
                                                              -------     ----------     --------     -----------
INVESTOR A SHARES:
  Sold......................................................   32,645        320,744          200           1,946
  Issued as reinvestment of dividends.......................    5,790         58,423        4,457          43,363
  Redeemed..................................................   (2,508)       (24,855)        (177)         (1,705)
                                                              -------     ----------     --------     -----------
  Net increase..............................................   35,927        354,312        4,480          43,604
                                                              -------     ----------     --------     -----------
INVESTOR B SHARES:
  Sold......................................................   15,393        155,915        3,320          32,017
  Issued as reinvestment of dividends.......................   15,350        154,757       18,104         176,057
  Redeemed..................................................  (98,119)      (982,045)    (171,629)     (1,665,198)
                                                              -------     ----------     --------     -----------
  Net decrease..............................................  (67,376)      (671,373)    (150,205)     (1,457,124)
                                                              -------     ----------     --------     -----------
INVESTOR C SHARES:
  Sold......................................................       --             --           --              --
  Issued as reinvestment of dividends.......................      160          1,622          170           1,653
  Redeemed..................................................       --             --           --              --
                                                              -------     ----------     --------     -----------
  Net increase..............................................      160          1,622          170           1,653
                                                              -------     ----------     --------     -----------
Total net increase..........................................  147,283     $1,479,333       21,051     $   215,863
                                                              =======     ==========     ========     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                        TEXAS INTERMEDIATE MUNICIPAL BOND
                                                                      YEAR ENDED                  YEAR ENDED
                                                                    MARCH 31, 1998              MARCH 31, 1997
                                                              --------------------------    -----------------------
                                                                SHARES        DOLLARS        SHARES       DOLLARS
                                                              ----------------------------------------------------
PRIMARY A SHARES:
  Sold......................................................   1,849,883    $ 19,418,894     647,531    $ 6,585,701
  Issued in exchange for assets of NationsBank Common Trust
    Texas Municipal Bond Fund (Note 9)......................  34,435,428     357,784,093          --             --
  Issued as reinvestment of dividends.......................         699           7,343          --             --
  Redeemed..................................................  (1,978,014)    (20,693,974)   (877,019)    (8,983,909)
                                                              ----------    ------------    --------    -----------
  Net increase/(decrease)...................................  34,307,996     356,516,356    (229,488)    (2,398,208)
                                                              ----------    ------------    --------    -----------
INVESTOR A SHARES:
  Sold......................................................     203,093       2,130,292      19,906        202,395
  Issued as reinvestment of dividends.......................       3,595          37,592       1,811         18,394
  Redeemed..................................................     (42,134)       (442,217)    (10,885)      (111,324)
                                                              ----------    ------------    --------    -----------
  Net increase..............................................     164,554       1,725,667      10,832        109,465
                                                              ----------    ------------    --------    -----------
INVESTOR B SHARES:
  Sold......................................................       7,373          75,607       1,216         12,460
  Issued as reinvestment of dividends.......................       5,499          57,334       6,080         62,109
  Redeemed..................................................     (19,252)       (198,059)    (71,626)      (727,911)
                                                              ----------    ------------    --------    -----------
  Net decrease..............................................      (6,380)        (65,118)    (64,330)      (653,342)
                                                              ----------    ------------    --------    -----------
INVESTOR C SHARES:
  Sold......................................................          --              --          --             --
  Issued as reinvestment of dividends.......................       1,990          20,703       2,321         23,725
  Redeemed..................................................     (32,177)       (337,288)         --             --
                                                              ----------    ------------    --------    -----------
  Net increase/(decrease)...................................     (30,187)       (316,585)      2,321         23,725
                                                              ----------    ------------    --------    -----------
Total net increase/(decrease)...............................  34,435,983    $357,860,320    (280,665)   $(2,918,360)
                                                              ==========    ============    ========    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                               TEXAS MUNICIPAL BOND
                                                                     YEAR ENDED                   YEAR ENDED
                                                                   MARCH 31, 1998               MARCH 31, 1997
                                                              -------------------------    -------------------------
                                                               SHARES        DOLLARS        SHARES        DOLLARS
                                                              -----------------------------------------------------
PRIMARY A SHARES:
  Sold......................................................   269,276     $ 2,658,402      250,760     $ 2,375,276
  Issued as reinvestment of dividends.......................        13             124           12             118
  Redeemed..................................................  (109,218)     (1,078,302)    (193,829)     (1,864,801)
                                                              --------     -----------     --------     -----------
  Net increase..............................................   160,071       1,580,224       56,943         510,593
                                                              --------     -----------     --------     -----------
INVESTOR A SHARES:
  Sold......................................................     3,421          33,936        6,766          62,991
  Issued as reinvestment of dividends.......................       643           6,285          599           5,725
  Redeemed..................................................    (1,490)        (14,666)      (1,598)        (15,001)
                                                              --------     -----------     --------     -----------
  Net increase..............................................     2,574          25,555        5,767          53,715
                                                              --------     -----------     --------     -----------
INVESTOR B SHARES:
  Sold......................................................     5,989          60,555        8,632          82,485
  Issued as reinvestment of dividends.......................    25,897         254,029       30,093         286,900
  Redeemed..................................................  (219,000)     (2,145,069)    (222,374)     (2,119,387)
                                                              --------     -----------     --------     -----------
  Net decrease..............................................  (187,114)     (1,830,485)    (183,649)     (1,750,002)
                                                              --------     -----------     --------     -----------
INVESTOR C SHARES:
  Sold......................................................        --              --           --              --
  Issued as reinvestment of dividends.......................       320           3,155          337           3,215
  Redeemed..................................................        --              --           --              --
                                                              --------     -----------     --------     -----------
  Net increase..............................................       320           3,155          337           3,215
                                                              --------     -----------     --------     -----------
Total net decrease..........................................   (24,149)    $  (221,551)    (120,602)    $(1,182,479)
                                                              ========     ===========     ========     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                          VIRGINIA INTERMEDIATE MUNICIPAL INCOME
                                                                       YEAR ENDED                       YEAR ENDED
                                                                     MARCH 31, 1998                   MARCH 31, 1997
                                                              -----------------------------    -----------------------------
                                                                SHARES          DOLLARS          SHARES          DOLLARS
                                                               -----------------------------------------------------------
PRIMARY A SHARES:
  Sold......................................................   3,742,067     $ 40,764,272       2,958,562     $ 31,620,975
  Issued as reinvestment of dividends.......................       8,870           95,993           7,432           79,415
  Redeemed..................................................  (2,136,350)     (23,134,419)     (3,464,921)     (36,957,080)
                                                              ----------     ------------      ----------     ------------
  Net increase/(decrease)...................................   1,614,587       17,725,846        (498,927)      (5,256,690)
                                                              ----------     ------------      ----------     ------------
INVESTOR A SHARES:
  Sold......................................................     577,416        6,271,546         359,732        3,852,993
  Issued as reinvestment of dividends.......................     142,529        1,545,923         182,885        1,952,616
  Redeemed..................................................  (1,035,583)     (11,127,414)     (1,634,419)     (17,445,789)
                                                              ----------     ------------      ----------     ------------
  Net decrease..............................................    (315,638)      (3,309,945)     (1,091,802)     (11,640,180)
                                                              ----------     ------------      ----------     ------------
INVESTOR B SHARES:
  Sold......................................................      38,705          420,883           8,035           85,353
  Issued as reinvestment of dividends.......................      24,857          269,564          29,858          318,831
  Redeemed..................................................    (173,421)      (1,881,703)       (160,347)      (1,715,511)
                                                              ----------     ------------      ----------     ------------
  Net decrease..............................................    (109,859)      (1,191,256)       (122,454)      (1,311,327)
                                                              ----------     ------------      ----------     ------------
INVESTOR C SHARES:
  Sold......................................................       5,941           64,400           8,421           89,965
  Issued as reinvestment of dividends.......................      12,225          132,198          18,059          192,864
  Redeemed..................................................    (449,826)      (4,895,286)        (62,436)        (667,180)
                                                              ----------     ------------      ----------     ------------
  Net decrease..............................................    (431,660)      (4,698,688)        (35,956)        (384,351)
                                                              ----------     ------------      ----------     ------------
Total net increase/(decrease)...............................     757,430     $  8,525,957      (1,749,139)    $(18,592,548)
                                                              ==========     ============      ==========     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                             VIRGINIA MUNICIPAL BOND
                                                                     YEAR ENDED                   YEAR ENDED
                                                                   MARCH 31, 1998               MARCH 31, 1997
                                                              -------------------------    -------------------------
                                                               SHARES        DOLLARS        SHARES        DOLLARS
                                                              -----------------------------------------------------
PRIMARY A SHARES:
  Sold......................................................   593,274     $ 5,815,023      445,108     $ 4,182,650
  Issued as reinvestment of dividends.......................        --              --           --              --
  Redeemed..................................................   (94,454)       (913,809)    (187,420)     (1,753,948)
                                                              --------     -----------     --------     -----------
  Net increase..............................................   498,820       4,901,214      257,688       2,428,702
                                                              --------     -----------     --------     -----------
INVESTOR A SHARES:
  Sold......................................................    65,946         642,990       36,304         342,983
  Issued as reinvestment of dividends.......................     3,418          33,586        2,474          23,323
  Redeemed..................................................   (23,874)       (233,626)     (32,024)       (302,282)
                                                              --------     -----------     --------     -----------
  Net increase..............................................    45,490         442,950        6,754          64,024
                                                              --------     -----------     --------     -----------
INVESTOR B SHARES:
  Sold......................................................    51,941         505,077       20,853         197,062
  Issued as reinvestment of dividends.......................    36,538         357,118       43,741         413,677
  Redeemed..................................................  (260,211)     (2,552,189)    (277,624)     (2,619,581)
                                                              --------     -----------     --------     -----------
  Net decrease..............................................  (171,732)     (1,689,994)    (213,030)     (2,008,842)
                                                              --------     -----------     --------     -----------
INVESTOR C SHARES:
  Sold......................................................        --              --           --              --
  Issued as reinvestment of dividends.......................       110           1,066          216           2,032
  Redeemed..................................................    (4,638)        (45,079)          --              --
                                                              --------     -----------     --------     -----------
  Net increase/(decrease)...................................    (4,528)        (44,013)         216           2,032
                                                              --------     -----------     --------     -----------
Total net increase..........................................   368,050     $ 3,610,157       51,628     $   485,916
                                                              ========     ===========     ========     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                          NET ASSET                 NET REALIZED     NET INCREASE     DIVIDENDS    DISTRIBUTIONS
                                            VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                          BEGINNING   INVESTMENT   GAIN (LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                          OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                          --------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL INCOME
PRIMARY A SHARES
Year ended 03/31/1998...................   $ 9.95       $0.42          $ 0.10           $ 0.52          $(0.42)         --
Year ended 03/31/1997...................     9.98        0.44           (0.03)            0.41           (0.44)         --
Period ended 03/31/1996(b)..............    10.03        0.15           (0.05)            0.10           (0.15)         --
Year ended 11/30/1995...................     9.69        0.44            0.34             0.78           (0.44)         --
Year ended 11/30/1994...................     9.96        0.38           (0.27)            0.11           (0.38)      $(0.00)#
Period ended 11/30/1993*................    10.00        0.05           (0.04)            0.01           (0.05)         --
INVESTOR A SHARES
Year ended 03/31/1998...................   $ 9.95       $0.40          $ 0.10           $ 0.50          $(0.40)         --
Year ended 03/31/1997...................     9.98        0.42           (0.03)            0.39           (0.42)         --
Period ended 03/31/1996(b)..............    10.03        0.14           (0.05)            0.09           (0.14)         --
Year ended 11/30/1995...................     9.69        0.42            0.34             0.76           (0.42)         --
Year ended 11/30/1994...................     9.96        0.36           (0.27)            0.09           (0.36)      $(0.00)#
Period ended 11/30/1993*................     9.98        0.03           (0.02)            0.01           (0.03)         --
INVESTOR B SHARES
Year ended 03/31/1998...................   $ 9.95       $0.39          $ 0.10           $ 0.49          $(0.39)         --
Year ended 03/31/1997...................     9.98        0.40           (0.03)            0.37           (0.40)         --
Period ended 03/31/1996(b)..............    10.03        0.13           (0.05)            0.08           (0.13)         --
Year ended 11/30/1995...................     9.69        0.40            0.34             0.74           (0.40)         --
Year ended 11/30/1994...................     9.96        0.34           (0.27)            0.07           (0.34)      $(0.00)#
Period ended 11/30/1993*................    10.00        0.04           (0.04)            0.00           (0.04)         --
INVESTOR C SHARES
Year ended 03/31/1998...................   $ 9.95       $0.39          $ 0.10           $ 0.49          $(0.39)         --
Year ended 03/31/1997...................     9.98        0.40           (0.03)            0.37           (0.40)         --
Period ended 03/31/1996(b)..............    10.03        0.14           (0.05)            0.09           (0.14)         --
Year ended 11/30/1995...................     9.69        0.42            0.34             0.76           (0.42)         --
Period ended 11/30/1994*................     9.84        0.19           (0.15)            0.04           (0.19)      $(0.00)#

---------------

 * Short-Term Municipal Income Primary A, Investor A, Investor B and Investor C Shares commenced operations on October 7, 1993, November 2, 1993, October 12, 1993 and May 19, 1994, respectively.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 WITHOUT WAIVERS AND/OR
                                                                                                 EXPENSE REIMBURSEMENTS
                                                                                                 ----------------------
                                                         RATIO OF        RATIO OF                       RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO      EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER         AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++   (IN 000'S)     ASSETS          ASSETS         RATE          NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
   $(0.42)         $10.05         5.33%     $70,740        0.40%(a)       4.17%           94%             0.77%
    (0.44)           9.95         4.15       61,072        0.40(a)         4.36           80              0.84
    (0.15)           9.98         0.96       48,511        0.40+(a)        4.37+          16              0.86+
    (0.44)          10.03         8.16       49,961        0.45(a)         4.38           82              0.93
    (0.38)           9.69         1.09       33,488        0.34(a)         3.83           57              0.80
    (0.05)           9.96         0.06        5,999        0.09+           3.16+          45              1.04+
   $(0.40)         $10.05         5.12%     $23,580        0.60%(a)       3.97%           94%             0.97%
    (0.42)           9.95         3.96        8,417        0.60(a)         4.16           80              1.04
    (0.14)           9.98         0.90        4,599        0.60+(a)        4.17+          16              1.06+
    (0.42)          10.03         7.95        3,741        0.65(a)         4.18           82              1.13
    (0.36)           9.69         0.90          217        0.52(a)         3.65           57              0.99
    (0.03)           9.96         0.06          731        0.24+           3.01+          45              1.19+
   $(0.39)         $10.05         4.96%     $13,753        0.75%(a)       3.82%           94%             1.12%
    (0.40)           9.95         3.78       10,655        0.75(a)         4.01           80              1.19
    (0.13)           9.98         0.84       13,859        0.75+(a)        4.02+          16              1.21+
    (0.40)          10.03         7.78        9,803        0.80(a)         4.03           82              1.28
    (0.34)           9.69         0.73       13,421        0.69(a)         3.48           57              1.15
    (0.04)           9.96        (0.02)       5,863        0.44+           2.81+          45              1.39+
   $(0.39)         $10.05         4.99%     $ 1,388        0.75%(a)       3.82%           94%             1.12%
    (0.40)           9.95         3.79        1,080        0.75(a)         4.01           80              1.19
    (0.14)           9.98         0.85        2,072        0.72+(a)        4.05+          16              1.18+
    (0.42)          10.03         7.95        1,953        0.70(a)         4.13           82              1.18
    (0.19)           9.69         0.45          323        0.59+(a)        3.58+          57              1.05+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                           NET ASSET                 NET REALIZED     NET INCREASE     DIVIDENDS    DISTRIBUTIONS
                                             VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                           BEGINNING   INVESTMENT   GAIN (LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                           OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                           --------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 03/31/1998....................   $10.01       $0.48          $ 0.33           $ 0.81          $(0.48)       $(0.04)
Year ended 03/31/1997....................    10.03        0.48           (0.02)            0.46           (0.48)           --
Period ended 03/31/1996(b)...............    10.17        0.16           (0.14)            0.02           (0.16)           --
Year ended 11/30/1995....................     9.24        0.48            0.93             1.41           (0.48)           --
Year ended 11/30/1994....................    10.11        0.45           (0.86)           (0.41)          (0.45)#       (0.01)
Period ended 11/30/1993**................    10.00        0.14            0.11             0.25           (0.14)           --
INVESTOR A SHARES
Year ended 03/31/1998....................   $10.01       $0.46          $ 0.33           $ 0.79          $(0.46)       $(0.04)
Year ended 03/31/1997....................    10.03        0.46           (0.02)            0.44           (0.46)           --
Period ended 03/31/1996(b)...............    10.17        0.15           (0.14)            0.01           (0.15)           --
Year ended 11/30/1995....................     9.24        0.47            0.93             1.40           (0.47)           --
Year ended 11/30/1994....................    10.11        0.42           (0.86)           (0.44)          (0.42)#       (0.01)
Period ended 11/30/1993**................    10.10        0.12            0.01             0.13           (0.12)           --
INVESTOR B SHARES
Year ended 03/31/1998....................   $10.01       $0.41          $ 0.33           $ 0.74          $(0.41)       $(0.04)
Year ended 03/31/1997....................    10.03        0.43           (0.02)            0.41           (0.43)           --
Period ended 03/31/1996(b)...............    10.17        0.14           (0.14)            0.00           (0.14)           --
Year ended 11/30/1995....................     9.24        0.43            0.93             1.36           (0.43)           --
Period ended 11/30/1994**................    10.13        0.39           (0.88)           (0.49)          (0.39)#       (0.01)
INVESTOR C SHARES
Year ended 03/31/1998....................   $10.01       $0.42          $ 0.33           $ 0.75          $(0.42)       $(0.04)
Year ended 03/31/1997....................    10.03        0.43           (0.02)            0.41           (0.43)           --
Period ended 03/31/1996(b)...............    10.17        0.14           (0.14)            0.00           (0.14)           --
Year ended 11/30/1995....................     9.24        0.43            0.93             1.36           (0.43)           --
Period ended 11/30/1994**................     9.35        0.03           (0.11)           (0.08)          (0.03)           --

---------------

 ** Intermediate Municipal Bond Primary A, Investor A, Investor B and Investor C
    Shares commenced operations on July 30, 1993, August 17, 1993, December 2, 1993 and November 3, 1994, respectively.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Amount includes distributions in excess of net investment income, which were less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 WITHOUT WAIVERS AND/OR
                                                                                                 EXPENSE REIMBURSEMENTS
                                                                                                 ----------------------
                                                         RATIO OF        RATIO OF                       RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO      EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER         AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++   (IN 000'S)     ASSETS          ASSETS         RATE          NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
   $(0.52)         $10.30         8.20%     $867,154       0.50%(a)       4.65%           47%             0.74%
    (0.48)          10.01         4.63       108,204       0.50(a)         4.74           21              0.81
    (0.16)          10.03         0.20        77,423       0.50+(a)        4.75+           4             0.83+
    (0.48)          10.17        15.60        73,897       0.45(a)         4.91           31              0.84
    (0.46)           9.24        (4.25)       38,055       0.35(a)         4.59           51              0.88
    (0.14)          10.11         2.46        28,335       0.24+           4.07+          23              0.96+
   $(0.50)         $10.30         7.99%     $  6,487       0.70%(a)       4.45%           47%             0.94%
    (0.46)          10.01         4.42         2,067       0.70(a)         4.54           21              1.01
    (0.15)          10.03         0.13         1,500       0.70+(a)        4.55+           4             1.03+
    (0.47)          10.17        15.38         1,249       0.65(a)         4.71           31              1.04
    (0.43)           9.24        (4.48)          172       0.53(a)         4.41           51              1.06
    (0.12)          10.11         1.28            68       0.39+           3.92+          23              1.11+
   $(0.45)         $10.30         7.50%     $  2,023       1.20%(a)       3.95%           47%             1.44%
    (0.43)          10.01         4.12         1,481       1.00(a)         4.24           21              1.31
    (0.14)          10.03         0.03         1,623       1.00+(a)        4.25+           4              1.33+
    (0.43)          10.17        15.02         1,352       0.95(a)         4.41           31              1.34
    (0.40)           9.24        (5.00)          943       0.85+(a)        4.09+          51              1.38+
   $(0.46)         $10.30         7.62%     $  1,590       1.20%(a)       3.95%           47%             1.44%
    (0.43)          10.01         4.11           756       1.00(a)         4.24           21              1.31
    (0.14)          10.03         0.03           716       1.00+(a)        4.25+           4              1.33+
    (0.43)          10.17        14.96           359       0.95(a)         4.41           31              1.34
    (0.03)           9.24        (0.52)            2       0.85+(a)        4.09+          51              1.38+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.


                                           NET ASSET                 NET REALIZED     NET INCREASE     DIVIDENDS    DISTRIBUTIONS
                                             VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                           BEGINNING   INVESTMENT   GAIN (LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                           OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                           --------------------------------------------------------------------------------------
MUNICIPAL INCOME
PRIMARY A SHARES
Year ended 03/31/1998....................   $10.89       $ 0.57         $ 0.62           $ 1.19          $(0.57)       $(0.05)
Year ended 03/31/1997....................    10.84         0.59           0.05             0.64           (0.59)           --
Period ended 03/31/1996(b)...............    11.08         0.20          (0.24)           (0.04)          (0.20)           --
Year ended 11/30/1995....................     9.64         0.59           1.44             2.03           (0.59)           --
Year ended 11/30/1994....................    11.33         0.57          (1.44)           (0.87)          (0.57)#       (0.25)
Year ended 11/30/1993....................    10.65         0.59           0.72             1.31           (0.59)        (0.04)
Year ended 11/30/1992....................    10.25         0.59           0.41             1.00           (0.59)        (0.01)
Period ended 11/30/1991*.................    10.00         0.52           0.25             0.77           (0.52)           --
INVESTOR A SHARES
Year ended 03/31/1998....................   $10.89       $ 0.54         $ 0.62           $ 1.16          $(0.54)       $(0.05)
Year ended 03/31/1997....................    10.84         0.57           0.05             0.62           (0.57)           --
Period ended 03/31/1996(b)...............    11.08         0.19          (0.24)           (0.05)          (0.19)           --
Year ended 11/30/1995....................     9.64         0.57           1.44             2.01           (0.57)           --
Year ended 11/30/1994....................    11.33         0.55          (1.44)           (0.89)          (0.55)#       (0.25)
Year ended 11/30/1993....................    10.65         0.57           0.72             1.29           (0.57)        (0.04)
Year ended 11/30/1992....................    10.25         0.58           0.41             0.99           (0.58)        (0.01)
Period ended 11/30/1991*.................    10.00         0.52           0.25             0.77           (0.52)           --
INVESTOR B SHARES
Year ended 03/31/1998....................   $10.89       $ 0.48         $ 0.62           $ 1.10          $(0.48)       $(0.05)
Year ended 03/31/1997....................    10.84         0.51           0.05             0.56           (0.51)           --
Period ended 03/31/1996(b)...............    11.08         0.17          (0.24)           (0.07)          (0.17)           --
Year ended 11/30/1995....................     9.64         0.51           1.44             1.95           (0.51)           --
Year ended 11/30/1994....................    11.33         0.49          (1.44)           (0.95)          (0.49)#       (0.25)
Period ended 11/30/1993*.................    11.13         0.23           0.20             0.43           (0.23)           --
INVESTOR C SHARES
Year ended 03/31/1998....................   $10.89       $ 0.49         $ 0.62           $ 1.11          $(0.49)       $(0.05)
Year ended 03/31/1997....................    10.84         0.53           0.05             0.58           (0.53)           --
Period ended 03/31/1996 (b)..............    11.08         0.18          (0.24)           (0.06)          (0.18)           --
Year ended 11/30/1995....................     9.64         0.51           1.44             1.95           (0.51)           --
Year ended 11/30/1994....................    11.33         0.49          (1.44)           (0.95)          (0.49)#       (0.25)
Year ended 11/30/1993....................    10.65         0.50           0.72             1.22           (0.50)        (0.04)
Period ended 11/30/1992*.................    10.48         0.21           0.17             0.38           (0.21)           --

---------------

 * Municipal Income Primary A, Investor A, Investor B and Investor C Shares commenced operations on February 1, 1991, February 1, 1991, June 7, 1993 and June 17, 1992, respectively.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Amount includes distributions in excess of net investment income, which were less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       RATIO OF
                                                                       OPERATING
                                                                      EXPENSES TO
                                                         RATIO OF     AVERAGE NET      RATIO OF
    TOTAL                                  NET ASSETS    OPERATING      ASSETS      NET INVESTMENT
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO    INCLUDING      INCOME TO      PORTFOLIO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    INTEREST      AVERAGE NET     TURNOVER
DISTRIBUTIONS   END OF PERIOD   RETURN++   (IN 000'S)     ASSETS       EXPENSES         ASSETS         RATE
--------------------------------------------------------------------------------------------------------------
   $(0.62)         $11.46        11.12%     $456,485      0.60%            (a)          4.97%           38%
    (0.59)          10.89         6.03        77,260       0.60            (a)           5.41           25
    (0.20)          10.84        (0.41)       68,022       0.60+           (a)           5.35+           4
    (0.59)          11.08        21.55        68,836       0.60            (a)           5.63           49
    (0.82)           9.64        (8.17)       59,279       0.61          0.62%           5.42           63
    (0.63)          11.33        12.54        88,386       0.52            --            5.24           48
    (0.60)          10.65         9.97+++     62,387       0.43            --            5.51           19
    (0.52)          10.25         7.87+++     23,631       0.20+           --            6.07+          54
   $(0.59)         $11.46        10.89%     $ 19,226      0.80%            (a)          4.77%           38%
    (0.57)          10.89         5.82        15,075       0.80            (a)           5.21           25
    (0.19)          10.84        (0.47)       26,085       0.80+           (a)           5.15+           4
    (0.57)          11.08        21.31        27,963       0.80            (a)           5.43           49
    (0.80)           9.64        (8.34)       23,754       0.79          0.80%           5.24           63
    (0.61)          11.33        12.37        28,415       0.60            --            5.09           48
    (0.59)          10.65         9.88+++     21,056       0.52            --            5.42           19
    (0.52)          10.25         7.87+++      7,234       0.20+           --            6.07+          54
   $(0.53)         $11.46        10.23%     $ 15,383      1.42%            (a)          4.15%           38%
    (0.51)          10.89         5.24        14,615       1.35            (a)           4.66           25
    (0.17)          10.84        (0.66)       16,870       1.35+           (a)           4.60+           4
    (0.51)          11.08        20.65        18,165       1.35            (a)           4.88           49
    (0.74)           9.64        (8.86)       17,101       1.36          1.37%           4.67           63
    (0.23)          11.33         3.89        15,133       1.27+           --            4.49+          48
   $(0.54)         $11.46        10.37%     $  2,444      1.33%            (a)          4.24%           38%
    (0.53)          10.89         5.50         1,713       1.10            (a)           4.91           25
    (0.18)          10.84        (0.60)        2,173       1.16+           (a)           4.79+           4
    (0.51)          11.08        20.65         2,268       1.35            (a)           4.88           49
    (0.74)           9.64        (8.86)        3,064       1.36          1.37%           4.67           63
    (0.54)          11.33        11.69         6,331       1.27            --            4.49           48
    (0.21)          10.65         3.63+++      3,774       1.21+           --            4.36+          19

               WITHOUT WAIVERS AND/OR
               EXPENSE REIMBURSEMENTS
               ----------------------
                      RATIO OF
                     OPERATING
                    EXPENSES TO
                      AVERAGE
                     NET ASSETS
               ----------------------
                        0.84%
                        0.91
                        0.91+
                        0.88
                        0.90
                        0.84
                        0.90
                        0.88+
                        1.04%
                        1.11
                        1.11+
                        1.08
                        1.08
                        0.99
                        0.99
                        0.88+
                        1.66%
                        1.66
                        1.66+
                        1.63
                        1.65
                        1.59+
                        1.57%
                        1.41
                        1.47+
                        1.63
                        1.65
                        1.59
                        1.61+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.


                                           NET ASSET                 NET REALIZED     NET INCREASE     DIVIDENDS    DISTRIBUTIONS
                                             VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                           BEGINNING   INVESTMENT   GAIN (LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                           OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                           --------------------------------------------------------------------------------------
FLORIDA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 03/31/1998....................   $10.40       $0.50          $ 0.37           $ 0.87          $(0.50)           --
Year ended 03/31/1997....................    10.46        0.49           (0.06)            0.43           (0.49)           --
Period ended 03/31/1996 (b)..............    10.63        0.17           (0.17)            0.00           (0.17)           --
Year ended 11/30/1995....................     9.61        0.48            1.02             1.50           (0.48)           --
Year ended 11/30/1994....................    10.50        0.45           (0.88)           (0.43)          (0.45)#      $(0.01)
Period ended 11/30/1993**................    10.00        0.44            0.50             0.94           (0.44)           --
INVESTOR A SHARES
Year ended 03/31/1998....................   $10.40       $0.48          $ 0.37           $ 0.85          $(0.48)           --
Year ended 03/31/1997....................    10.46        0.47           (0.06)            0.41           (0.47)           --
Period ended 03/31/1996 (b)..............    10.63        0.16           (0.17)           (0.01)          (0.16)           --
Year ended 11/30/1995....................     9.61        0.46            1.02             1.48           (0.46)           --
Year ended 11/30/1994....................    10.50        0.43           (0.88)           (0.45)          (0.43)#      $(0.01)
Period ended 11/30/1993**................     9.99        0.42            0.51             0.93           (0.42)           --
INVESTOR B SHARES
Year ended 03/31/1998....................   $10.40       $0.43          $ 0.37           $ 0.80          $(0.43)           --
Year ended 03/31/1997....................    10.46        0.44           (0.06)            0.38           (0.44)           --
Period ended 03/31/1996(b)...............    10.63        0.15           (0.17)           (0.02)          (0.15)           --
Year ended 11/30/1995....................     9.61        0.43            1.02             1.45           (0.43)           --
Year ended 11/30/1994....................    10.50        0.40           (0.88)           (0.48)          (0.40)#      $(0.01)
Period ended 11/30/1993**................    10.32        0.18            0.18             0.36           (0.18)           --
INVESTOR C SHARES
Year ended 03/31/1998(c).................   $10.40       $0.43          $ 0.37           $ 0.80          $(0.43)           --
Year ended 03/31/1997....................    10.46        0.44           (0.06)            0.38           (0.44)           --
Period ended 03/31/1996(b)...............    10.63        0.15           (0.17)           (0.02)          (0.15)           --
Year ended 11/30/1995....................     9.61        0.43            1.02             1.45           (0.43)           --
Year ended 11/30/1994....................    10.50        0.39           (0.88)           (0.49)          (0.39)#      $(0.01)
Period ended 11/30/1993**................     9.98        0.35            0.52             0.87           (0.35)           --

---------------

 ** Florida Intermediate Municipal Bond Primary A, Investor A, Investor B and
    Investor C Shares commenced operations on December 11, 1992, December 14, 1992, June 7, 1993 and December 17, 1992, respectively.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Amount includes distributions in excess of net investment income, which were less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 WITHOUT WAIVERS AND/OR
                                                                                                 EXPENSE REIMBURSEMENTS
                                                                                                 ----------------------
                                                         RATIO OF        RATIO OF                       RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO      EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER         AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++   (IN 000'S)     ASSETS          ASSETS         RATE          NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
   $(0.50)         $10.77         8.55%     $203,710       0.50%(a)       4.74%           13%             0.76%
    (0.49)          10.40         4.22        51,748       0.50(a)         4.72           16              0.81
    (0.17)          10.46        (0.06)       44,988       0.50+(a)        4.66+          18              0.86+
    (0.48)          10.63        15.92        44,038       0.55(a)         4.70           27              0.81
    (0.46)           9.61        (4.26)       42,717       0.55(a)         4.44           34              0.76
    (0.44)          10.50         9.50        41,489       0.44+           4.28+          15              0.80+
   $(0.48)         $10.77         8.34%     $  7,205       0.70%(a)       4.54%           13%             0.96%
    (0.47)          10.40         4.01         2,142       0.70(a)         4.52           16              1.01
    (0.16)          10.46        (0.13)        2,029       0.70+(a)        4.46+          18              1.06+
    (0.46)          10.63        15.68         2,292       0.75(a)         4.50           27              1.01
    (0.44)           9.61        (4.43)        2,114       0.73(a)         4.26           34              0.94
    (0.42)          10.50         9.44         2,261       0.59+           4.13+          15              0.95+
   $(0.43)         $10.77         7.80%     $  3,606       1.20%(a)       4.04%           13%             1.46%
    (0.44)          10.40         3.70         3,488       1.00(a)         4.22           16              1.31
    (0.15)          10.46        (0.23)        4,001       1.00+(a)        4.16+          18              1.36+
    (0.43)          10.63        15.34         4,775       1.05(a)         4.20           27              1.31
    (0.41)           9.61        (4.73)        4,691       1.05(a)         3.94           34              1.26
    (0.18)          10.50         3.53         3,328       0.94+           3.78+          15              1.30+
   $(0.43)         $10.77         7.80%     $    188       1.20%(a)       4.04%           13%             1.46%
    (0.44)          10.40         3.71           272       1.00(a)         4.22           16              1.31
    (0.15)          10.46        (0.23)          275       1.00+(a)        4.16+          18              1.36+
    (0.43)          10.63        15.34           277       1.05(a)         4.20           27              1.31
    (0.40)           9.61        (4.81)          614       1.13(a)         3.86           34              1.34
    (0.35)          10.50         8.80           684       1.19+           3.53+          15              1.55+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.


                                                           NET ASSET                 NET REALIZED     NET INCREASE     DIVIDENDS
                                                             VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET
                                                           BEGINNING   INVESTMENT   GAIN (LOSS) ON   NET ASSET VALUE   INVESTMENT
                                                           OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME
                                                           ----------------------------------------------------------------------
FLORIDA MUNICIPAL BOND
PRIMARY A SHARES
Year ended 03/31/1998....................................   $ 9.48       $ 0.48         $ 0.51           $ 0.99          $(0.48)
Year ended 03/31/1997....................................     9.47         0.48           0.01             0.49           (0.48)
Period ended 03/31/1996(b)...............................     9.76         0.16          (0.29)           (0.13)          (0.16)
Year ended 11/30/1995....................................     8.40         0.51           1.36             1.87           (0.51)
Period ended 11/30/1994*.................................     9.93         0.49          (1.53)           (1.04)          (0.49)
INVESTOR A SHARES
Year ended 03/31/1998....................................   $ 9.48       $ 0.46         $ 0.51           $ 0.97          $(0.46)
Year ended 03/31/1997....................................     9.47         0.46           0.01             0.47           (0.46)
Period ended 03/31/1996(b)...............................     9.76         0.15          (0.29)           (0.14)          (0.15)
Year ended 11/30/1995....................................     8.40         0.49           1.36             1.85           (0.49)
Period ended 11/30/1994*.................................     9.98         0.47          (1.58)           (1.11)          (0.47)
INVESTOR B SHARES
Year ended 03/31/1998....................................   $ 9.48       $ 0.40         $ 0.51           $ 0.91          $(0.40)
Year ended 03/31/1997....................................     9.47         0.41           0.01             0.42           (0.41)
Period ended 03/31/1996(b)...............................     9.76         0.14          (0.29)           (0.15)          (0.14)
Year ended 11/30/1995....................................     8.40         0.44           1.36             1.80           (0.44)
Year ended 11/30/1994....................................     9.73         0.45          (1.33)           (0.88)          (0.45)
Period ended 11/30/1993*.................................    10.00         0.03          (0.27)           (0.24)          (0.03)
INVESTOR C SHARES
Year ended 03/31/1998(c).................................   $ 9.48       $ 0.41         $ 0.51           $ 0.92          $(0.41)
Year ended 03/31/1997....................................     9.47         0.44           0.01             0.45           (0.44)
Period ended 03/31/1996 (b)..............................     9.76         0.14          (0.29)           (0.15)          (0.14)
Year ended 11/30/1995....................................     8.40         0.44           1.36             1.80           (0.44)
Period ended 11/30/1994*.................................     8.47         0.03          (0.07)           (0.04)          (0.03)

---------------

 * Florida Municipal Bond Primary A, Investor A, Investor B and Investor C Shares commenced operations on December 13, 1993, December 10, 1993, October 22, 1993 and November 3, 1994, respectively.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 WITHOUT WAIVERS AND/OR
                                                                                                 EXPENSE REIMBURSEMENTS
                                                                                                 ----------------------
                                                         RATIO OF        RATIO OF                       RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO      EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER         AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++   (IN 000'S)     ASSETS          ASSETS         RATE          NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
   $(0.48)         $ 9.99         10.60%    $27,378        0.60%(a)       4.85%           19%             0.90%
    (0.48)           9.48          5.29      16,702        0.60(a)         5.07           23              0.93
    (0.16)           9.47         (1.33)     13,044        0.60+(a)        5.03+           7              0.96+
    (0.51)           9.76         22.69      11,219        0.39(a)         5.44           13              0.95
    (0.49)           8.40        (10.70)      4,258        0.21+(a)        5.55+          46              0.91+
   $(0.46)         $ 9.99         10.38%      2,027        0.80%(a)       4.65%           19%             1.10%
    (0.46)           9.48          5.09       1,781        0.80(a)         4.87           23              1.13
    (0.15)           9.47         (1.40)      1,836        0.80+(a)        4.83+           7              1.16+
    (0.49)           9.76         22.45       1,787        0.59(a)         5.24           13              1.15
    (0.47)           8.40        (11.35)      1,024        0.39+(a)        5.37+          46              1.09+
   $(0.40)         $ 9.99          9.71%     17,048        1.42%(a)       4.03%           19%             1.72%
    (0.41)           9.48          4.52      19,751        1.35(a)         4.32           23              1.68
    (0.14)           9.47         (1.58)     23,947        1.35+(a)        4.28+           7              1.71+
    (0.44)           9.76         21.78      25,398        1.14(a)         4.69           13              1.70
    (0.45)           8.40         (9.37)     19,868        0.96(a)         4.80           46              1.66
    (0.03)           9.73         (2.35)     11,434        0.68+                       3.29+                 0
   $(0.41)         $ 9.99          9.83%          3        1.33%(a)       4.12%           19%             1.63%
    (0.44)           9.48          4.78          40        1.10(a)         4.57           23              1.43
    (0.14)           9.47         (1.52)         38        1.15+(a)        4.48+           7              1.51+
    (0.44)           9.76         21.80          38        1.14(a)         4.69           13              1.70
    (0.03)           8.40         (0.43)          2        0.96+(a)        4.80+          46              1.66+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.


                                           NET ASSET                 NET REALIZED     NET INCREASE     DIVIDENDS    DISTRIBUTIONS
                                             VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                           BEGINNING   INVESTMENT   GAIN (LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                           OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                           --------------------------------------------------------------------------------------
GEORGIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 03/31/1998....................   $10.58       $0.49          $ 0.38           $ 0.87          $(0.49)       $(0.04)
Year ended 03/31/1997....................    10.63        0.50           (0.05)            0.45           (0.50)           --
Period ended 03/31/1996(b)...............    10.81        0.17           (0.18)           (0.01)          (0.17)           --
Year ended 11/30/1995....................     9.82        0.50            0.99             1.49           (0.50)           --
Year ended 11/30/1994....................    10.82        0.49           (0.98)           (0.49)          (0.49)#       (0.02)
Year ended 11/30/1993....................    10.29        0.50            0.56             1.06           (0.50)        (0.03)
Period ended 11/30/1992**................    10.00        0.41            0.29             0.70           (0.41)           --
INVESTOR A SHARES
Year ended 03/31/1998....................   $10.58       $0.47          $ 0.38           $ 0.85          $(0.47)       $(0.04)
Year ended 03/31/1997....................    10.63        0.48           (0.05)            0.43           (0.48)           --
Period ended 03/31/1996(b)...............    10.81        0.16           (0.18)           (0.02)          (0.16)           --
Year ended 11/30/1995....................     9.82        0.48            0.99             1.47           (0.48)           --
Year ended 11/30/1994....................    10.82        0.47           (0.98)           (0.51)          (0.47)#       (0.02)
Year ended 11/30/1993....................    10.28        0.48            0.57             1.05           (0.48)        (0.03)
Period ended 11/30/1992**................     9.98        0.30            0.30             0.60           (0.30)           --
INVESTOR B SHARES
Year ended 03/31/1998....................   $10.58       $0.42          $ 0.38           $ 0.80          $(0.42)       $(0.04)
Year ended 03/31/1997....................    10.63        0.45           (0.05)            0.40           (0.45)           --
Period ended 03/31/1996(b)...............    10.81        0.15           (0.18)           (0.03)          (0.15)           --
Year ended 11/30/1995....................     9.82        0.45            0.99             1.44           (0.45)           --
Year ended 11/30/1994....................    10.82        0.44           (0.98)           (0.54)          (0.44)#       (0.02)
Period ended 11/30/1993**................    10.61        0.20            0.21             0.41           (0.20)           --
INVESTOR C SHARES
Year ended 03/31/1998(c).................   $10.58       $0.42          $ 0.38           $ 0.80          $(0.42)       $(0.04)
Year ended 03/31/1997....................    10.63        0.45           (0.05)            0.40           (0.45)           --
Period ended 03/31/1996(b)...............    10.81        0.15           (0.18)           (0.03)          (0.15)           --
Year ended 11/30/1995....................     9.82        0.45            0.99             1.44           (0.45)           --
Year ended 11/30/1994....................    10.82        0.43           (0.98)           (0.55)          (0.43)#       (0.02)
Year ended 11/30/1993....................    10.29        0.42            0.56             0.98           (0.42)        (0.03)
Period ended 11/30/1992**................    10.11        0.20            0.18             0.38           (0.20)           --

---------------

 ** Georgia Intermediate Municipal Bond Primary A, Investor A, Investor B and
    Investor C Shares commenced operations on March 1, 1992, May 4, 1992, June 7, 1993 and June 17, 1992, respectively.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Amount includes distributions in excess of net investment income, which were less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       RATIO OF
                                                                       OPERATING
                                                                      EXPENSES TO
                                                         RATIO OF     AVERAGE NET      RATIO OF
    TOTAL                                  NET ASSETS    OPERATING      ASSETS      NET INVESTMENT
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO    INCLUDING      INCOME TO      PORTFOLIO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    INTEREST      AVERAGE NET     TURNOVER
DISTRIBUTIONS   END OF PERIOD   RETURN++   (IN 000'S)     ASSETS        EXPENSE         ASSETS         RATE
--------------------------------------------------------------------------------------------------------------
   $(0.53)         $10.92         8.45%     $125,654      0.50%           (a)           4.54%           25%
    (0.50)          10.58         4.33        43,470       0.50           (a)            4.72            9
    (0.17)          10.63        (0.13)       38,222       0.50+          (a)            4.67+           3
    (0.50)          10.81        15.42        40,383       0.55           (a)            4.76           17
    (0.51)           9.82        (4.70)       33,111       0.54         0.55%            4.74           22
    (0.53)          10.82        10.43        30,738       0.46            --            4.57            6
    (0.41)          10.29         7.07+++     20,584       0.20+           --            5.25+          12
   $(0.51)         $10.92         8.24%     $  9,446      0.70%           (a)           4.34%           25%
    (0.48)          10.58         4.12         8,810       0.70           (a)            4.52            9
    (0.16)          10.63        (0.19)        8,625       0.70+          (a)            4.47+           3
    (0.48)          10.81        15.20         9,175       0.75           (a)            4.56           17
    (0.49)           9.82        (4.87)       10,401       0.72         0.73%            4.56           22
    (0.51)          10.82        10.37        16,752       0.61            --            4.42            6
    (0.30)          10.28         6.12+++      3,809       0.34+           --            5.01+          12
   $(0.46)         $10.92         7.70%     $  7,378      1.20%           (a)           3.84%           25%
    (0.45)          10.58         3.81         7,601       1.00           (a)            4.22            9
    (0.15)          10.63        (0.29)        8,098       1.00+          (a)            4.17+           3
    (0.45)          10.81        14.85         8,160       1.05           (a)            4.26           17
    (0.46)           9.82        (5.17)        7,269       1.04         1.05%            4.24           22
    (0.20)          10.82         3.86         4,506       0.96+           --            4.07+           6
   $(0.46)         $10.92         7.70%     $  1,034      1.20%           (a)           3.84%           25%
    (0.45)          10.58         3.81         1,983       1.00           (a)            4.22            9
    (0.15)          10.63        (0.29)        2,445       1.00+          (a)            4.17+           3
    (0.45)          10.81        14.85         2,606       1.05           (a)            4.26           17
    (0.45)           9.82        (5.25)        2,397       1.12         1.13%            4.16           22
    (0.45)          10.82         9.61         2,990       1.21            --            3.82            6
    (0.20)          10.29         3.82+++        992       0.91+           --            4.21+          12

               WITHOUT WAIVERS AND/OR
               EXPENSE REIMBURSEMENTS
               ----------------------
                      RATIO OF
                     OPERATING
                    EXPENSES TO
                      AVERAGE
                     NET ASSETS
               ----------------------
                        0.75%
                        0.80
                        0.83+
                        0.80
                        0.75
                        0.77
                        0.77+
                        0.95%
                        1.00
                        1.03+
                        1.00
                        0.93
                        0.92
                        0.91+
                        1.45%
                        1.30
                        1.33+
                        1.30
                        1.25
                        1.27+
                        1.45%
                        1.30
                        1.33+
                        1.30
                        1.33
                        1.52
                        1.72+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.


                                                           NET ASSET                 NET REALIZED     NET INCREASE     DIVIDENDS
                                                             VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET
                                                           BEGINNING   INVESTMENT   GAIN (LOSS) ON   NET ASSET VALUE   INVESTMENT
                                                           OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME
                                                           ----------------------------------------------------------------------
GEORGIA MUNICIPAL BOND
PRIMARY A SHARES
Year ended 03/31/1998....................................   $ 9.50       $0.47          $ 0.50           $ 0.97          $(0.47)
Year ended 03/31/1997....................................     9.48        0.47            0.02             0.49           (0.47)
Period ended 03/31/1996(b)...............................     9.72        0.16           (0.24)           (0.08)          (0.16)
Year ended 11/30/1995....................................     8.38        0.51            1.34             1.85           (0.51)
Period ended 11/30/1994*.................................    10.02        0.46           (1.64)           (1.18)          (0.46)
INVESTOR A SHARES
Year ended 03/31/1998....................................   $ 9.50       $0.45          $ 0.50           $ 0.95          $(0.45)
Year ended 03/31/1997....................................     9.48        0.45            0.02             0.47           (0.45)
Period ended 03/31/1996(b)...............................     9.72        0.14           (0.24)           (0.10)          (0.14)
Year ended 11/30/1995....................................     8.38        0.49            1.34             1.83           (0.49)
Period ended 11/30/1994*.................................     9.99        0.47           (1.61)           (1.14)          (0.47)
INVESTOR B SHARES
Year ended 03/31/1998....................................   $ 9.50       $0.39          $ 0.50           $ 0.89          $(0.39)
Year ended 03/31/1997....................................     9.48        0.40            0.02             0.42           (0.40)
Period ended 03/31/1996(b)...............................     9.72        0.14           (0.24)           (0.10)          (0.14)
Year ended 11/30/1995....................................     8.38        0.44            1.34             1.78           (0.44)
Year ended 11/30/1994....................................     9.81        0.45           (1.43)           (0.98)          (0.45)
Period ended 11/30/1993*.................................    10.00        0.04           (0.19)           (0.15)          (0.04)
INVESTOR C SHARES
Year ended 03/31/1998(c).................................   $ 9.50       $0.40          $ 0.50           $ 0.90          $(0.40)
Year ended 03/31/1997....................................     9.48        0.42            0.02             0.44           (0.42)
Period ended 03/31/1996(b)...............................     9.72        0.14           (0.24)           (0.10)          (0.14)
Year ended 11/30/1995....................................     8.38        0.44            1.34             1.78           (0.44)
Period ended 11/30/1994*.................................     8.45        0.03           (0.07)           (0.04)          (0.03)

---------------

 * Georgia Municipal Bond Primary A, Investor A, Investor B and Investor C Shares commenced operations on January 13, 1994, December 30, 1993, October 21, 1993 and November 3, 1994, respectively.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   WITHOUT WAIVERS AND/OR
                                                                                   EXPENSE REIMBURSEMENTS
                                                                                   ----------------------
                                           RATIO OF        RATIO OF                       RATIO OF
                             NET ASSETS    OPERATING    NET INVESTMENT                   OPERATING
    NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO      EXPENSES TO
      VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER         AVERAGE
  END OF PERIOD   RETURN++   (IN 000'S)     ASSETS          ASSETS         RATE          NET ASSETS
  -------------------------------------------------------------------------------------------------------
     $10.00         10.43%    $ 8,138        0.60%(a)       4.82%           30%             1.02%
       9.50          5.29       5,550        0.60(a)         4.96           19              1.05
       9.48         (0.84)      2,068        0.60+(a)        4.96+           7              1.14+
       9.72         22.48       2,628        0.40(a)         5.42           26              1.09
       8.38        (12.07)        232        0.21+(a)        5.60+          35              1.04+
     $10.00         10.22%    $   483        0.80%(a)       4.62%           30%             1.22%
       9.50          5.05         208        0.80(a)         4.76           19              1.25
       9.48         (1.08)          7        0.80+(a)        4.76+           7              1.34+
       9.72         22.25           7        0.60(a)         5.22           26              1.29
       8.38        (11.71)          6        0.39+(a)        5.42+          35              1.22+
     $10.00          9.54%    $10,052        1.42%(a)       4.00%           30%             1.84%
       9.50          4.50      10,182        1.35(a)         4.21           19              1.80
       9.48         (1.09)     12,254        1.35+(a)        4.21+           7              1.89+
       9.72         21.58      13,017        1.15(a)         4.67           26              1.84
       8.38        (10.28)      9,500        0.96(a)         4.85           35              1.79
       9.81         (1.49)      4,820        0.70+           3.63+          30              2.08+
     $10.00          9.64%    $    27        1.33%(a)       4.09%           30%             1.75%
       9.50          4.77          72        1.10(a)         4.46           19              1.55
       9.48         (1.03)         69        1.16+(a)        4.40+           7              1.70+
       9.72         21.59          69        1.15(a)         4.67           26              1.84
       8.38         (0.44)          2        0.96+(a)        4.85+          35              1.79+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.


                                           NET ASSET                 NET REALIZED     NET INCREASE     DIVIDENDS    DISTRIBUTIONS
                                             VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                           BEGINNING   INVESTMENT   GAIN (LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                           OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                           --------------------------------------------------------------------------------------
MARYLAND INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 03/31/1998....................   $10.70       $0.51          $ 0.31           $ 0.82          $(0.51)           --
Year ended 03/31/1997....................    10.80        0.51           (0.10)            0.41           (0.51)           --
Period ended 03/31/1996(b)...............    10.95        0.17           (0.15)            0.02           (0.17)           --
Year ended 11/30/1995....................    10.00        0.51            0.98             1.49           (0.51)       $(0.03)
Year ended 11/30/1994....................    11.09        0.50           (0.99)           (0.49)          (0.50)        (0.10)
Year ended 11/30/1993....................    10.72        0.52            0.44             0.96           (0.52)        (0.07)
Year ended 11/30/1992....................    10.44        0.55            0.31             0.86           (0.55)        (0.03)
Year ended 11/30/1991....................    10.21        0.60            0.24             0.84           (0.60)        (0.01)
Period ended 11/30/1990**................    10.00        0.16            0.21             0.37           (0.16)           --
INVESTOR A SHARES
Year ended 03/31/1998....................   $10.70       $0.49          $ 0.31           $ 0.80          $(0.49)           --
Year ended 03/31/1997....................    10.80        0.48           (0.10)            0.38           (0.48)           --
Period ended 03/31/1996(b)...............    10.95        0.16           (0.15)            0.01           (0.16)           --
Year ended 11/30/1995....................    10.00        0.48            0.98             1.46           (0.48)       $(0.03)
Year ended 11/30/1994....................    11.09        0.48           (0.99)           (0.51)          (0.48)        (0.10)
Year ended 11/30/1993....................    10.72        0.51            0.44             0.95           (0.51)        (0.07)
Year ended 11/30/1992....................    10.44        0.54            0.31             0.85           (0.54)        (0.03)
Year ended 11/30/1991....................    10.21        0.60            0.24             0.84           (0.60)        (0.01)
Period ended 11/30/1990**................    10.00        0.16            0.21             0.37           (0.16)           --
INVESTOR B SHARES
Year ended 03/31/1998....................   $10.70       $0.43          $ 0.31           $ 0.74          $(0.43)           --
Year ended 03/31/1997....................    10.80        0.45           (0.10)            0.35           (0.45)           --
Period ended 03/31/1996 (b)..............    10.95        0.15           (0.15)            0.00           (0.15)           --
Year ended 11/30/1995....................    10.00        0.45            0.98             1.43           (0.45)       $(0.03)
Year ended 11/30/1994....................    11.09        0.45           (0.99)           (0.54)          (0.45)        (0.10)
Period ended 11/30/1993**................    10.94        0.21            0.17             0.38           (0.21)        (0.02)
INVESTOR C SHARES
Year ended 03/31/1998....................   $10.70       $0.43          $ 0.31           $ 0.74          $(0.43)           --
Year ended 03/31/1997....................    10.80        0.45           (0.10)            0.35           (0.45)           --
Period ended 03/31/1996(b)...............    10.95        0.15           (0.15)            0.00           (0.15)           --
Year ended 11/30/1995....................    10.00        0.45            0.98             1.43           (0.45)       $(0.03)
Year ended 11/30/1994....................    11.09        0.44           (0.99)           (0.55)          (0.44)        (0.10)
Year ended 11/30/1993....................    10.72        0.40            0.44             0.84           (0.40)        (0.07)
Period ended 11/30/1992**................    10.58        0.19            0.14             0.33           (0.19)           --

---------------

 ** Maryland Intermediate Municipal Bond Primary A, Investor A, Investor B and
    Investor C Shares commenced operations on September 1, 1990, September 1, 1990, June 8, 1993 and June 17, 1992, respectively.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         RATIO OF        RATIO OF
DISTRIBUTION        TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT
IN EXCESS OF      DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO
NET REALIZED         AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER
CAPITAL GAINS   DISTRIBUTIONS   END OF PERIOD   RETURN++   (IN 000'S)     ASSETS          ASSETS         RATE
----------------------------------------------------------------------------------------------------------------
       --          $(0.51)         $11.01         7.83%     $ 84,715      0.50%           4.63%           12%
       --           (0.51)          10.70         3.83        63,549       0.50(a)         4.70           10
       --           (0.17)          10.80         0.16        61,337       0.50+(a)        4.62+           4
       --           (0.54)          10.95        15.16        62,460       0.55(a)         4.76           11
   $(0.00)#         (0.60)          10.00        (4.64)       61,349       0.53(a)         4.73           22
       --           (0.59)          11.09         9.11        61,552       0.49            4.73           26
       --           (0.58)          10.72         8.41+++     48,192       0.39            5.12           38
       --           (0.61)          10.44         8.46+++     31,088       0.20            5.76           26
       --           (0.16)          10.21         3.72+++     11,087       0.21+           6.12+          49
       --          $(0.49)         $11.01         7.61%     $ 15,558      0.70%           4.43%           12%
       --           (0.48)          10.70         3.62        14,988       0.70(a)         4.50           10
       --           (0.16)          10.80         0.09        19,456       0.70+(a)        4.42+           4
       --           (0.51)          10.95        14.94        21,208       0.75(a)         4.56           11
   $(0.00)#         (0.58)          10.00        (4.82)       22,145       0.71(a)         4.55           22
       --           (0.58)          11.09         8.96        22,144       0.64            4.58           26
       --           (0.57)          10.72         8.32+++     20,092       0.48            4.98           38
       --           (0.61)          10.44         8.46+++      9,934       0.20            5.76           26
       --           (0.16)          10.21         3.72+++      2,228       0.21+           6.12+          49
       --          $(0.43)         $11.01         7.07%     $  4,804      1.20%           3.93%           12%
       --           (0.45)          10.70         3.31         4,299       1.00(a)         4.20           10
       --           (0.15)          10.80        (0.01)        4,500       1.00+(a)        4.12+           4
       --           (0.48)          10.95        14.59         4,485       1.05(a)         4.26           11
   $(0.00)#         (0.55)          10.00        (5.12)        4,368       1.03(a)         4.23           22
       --           (0.23)          11.09         3.53         3,234       0.99+           4.23+          26
       --          $(0.43)         $11.01         7.07%     $    840      1.20%           3.93%           12%
       --           (0.45)          10.70         3.31         2,017       1.00(a)         4.20           10
       --           (0.15)          10.80        (0.01)        2,900       1.00+(a)        4.12+           4
       --           (0.48)          10.95        14.59         2,808       1.05(a)         4.26           11
   $(0.00)#         (0.54)          10.00        (5.20)        2,570       1.11(a)         4.15           22
       --           (0.47)          11.09         8.30         4,424       1.24            3.98           26
       --           (0.19)          10.72         3.13+++      1,796       1.16+           3.88+          38

  WITHOUT WAIVERS AND/OR
  EXPENSE REIMBURSEMENTS
  ----------------------
        RATIO OF
       OPERATING
      EXPENSES TO
        AVERAGE
       NET ASSETS
 ----------------------
     0.80%
     0.78
     0.81+
     0.80
     0.73
     0.73
     0.78
     0.71
     0.84+
     1.00%
     0.98
     1.01+
     1.00
     0.91
     0.88
     0.87
     0.71
     0.84+
     1.50%
     1.28
     1.31+
     1.30
     1.23
     1.23+
     1.50%
     1.28
     1.31+
     1.30
     1.31
     1.48
     1.44+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                           NET ASSET                 NET REALIZED     NET INCREASE     DIVIDENDS
                                                             VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET
                                                           BEGINNING   INVESTMENT   GAIN (LOSS) ON   NET ASSET VALUE   INVESTMENT
                                                           OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME
                                                           ----------------------------------------------------------------------
MARYLAND MUNICIPAL BOND
PRIMARY A SHARES
Year ended 03/31/1998....................................   $ 9.41       $0.45          $ 0.53           $ 0.98          $(0.45)
Year ended 03/31/1997....................................     9.39        0.46            0.02             0.48           (0.46)
Period ended 03/31/1996(b)...............................     9.63        0.15           (0.24)           (0.09)          (0.15)
Year ended 11/30/1995....................................     8.37        0.48            1.26             1.74           (0.48)
Period ended 11/30/1994*.................................     8.90        0.11           (0.53)           (0.42)          (0.11)
INVESTOR A SHARES
Year ended 03/31/1998....................................   $ 9.41       $0.43          $ 0.53           $ 0.96          $(0.43)
Year ended 03/31/1997....................................     9.39        0.44            0.02             0.46           (0.44)
Period ended 03/31/1996(b)...............................     9.63        0.14           (0.24)           (0.10)          (0.14)
Year ended 11/30/1995....................................     8.37        0.46            1.26             1.72           (0.46)
Year ended 11/30/1994....................................     9.77        0.49           (1.40)           (0.91)          (0.49)
Period ended 11/30/1993*.................................     9.80        0.03           (0.03)            0.00           (0.03)
INVESTOR B SHARES
Year ended 03/31/1998....................................   $ 9.41       $0.37          $ 0.53           $ 0.90          $(0.37)
Year ended 03/31/1997....................................     9.39        0.39            0.02             0.41           (0.39)
Period ended 03/31/1996(b)...............................     9.63        0.13           (0.24)           (0.11)          (0.13)
Year ended 11/30/1995....................................     8.37        0.41            1.26             1.67           (0.41)
Year ended 11/30/1994....................................     9.77        0.44           (1.40)           (0.96)          (0.44)
Period ended 11/30/1993*.................................    10.00        0.04           (0.23)           (0.19)          (0.04)
INVESTOR C SHARES
Year ended 03/31/1998....................................   $ 9.41       $0.39          $ 0.53           $ 0.92          $(0.39)
Year ended 03/31/1997....................................     9.39        0.42            0.02             0.44           (0.42)
Period ended 03/31/1996 (b)..............................     9.63        0.13           (0.24)           (0.11)          (0.13)
Year ended 11/30/1995....................................     8.37        0.41            1.26             1.67           (0.41)
Period ended 11/30/1994*.................................     8.44        0.03           (0.07)           (0.04)          (0.03)

---------------

 * Maryland Municipal Bond Primary A, Investor A, Investor B and Investor C Shares commenced operations on September 20, 1994, November 4, 1993, October 21, 1993 and November 3, 1994, respectively.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   WITHOUT WAIVERS AND/OR
                                                                                   EXPENSE REIMBURSEMENTS
                                                                                   ----------------------
                                           RATIO OF        RATIO OF                       RATIO OF
                             NET ASSETS    OPERATING    NET INVESTMENT                   OPERATING
    NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO      EXPENSES TO
      VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER         AVERAGE
  END OF PERIOD   RETURN++   (IN 000'S)     ASSETS          ASSETS         RATE          NET ASSETS
  -------------------------------------------------------------------------------------------------------
      $9.94         10.62%    $ 9,049       0.60%           4.61%           17%             1.07%
       9.41          5.20       4,596        0.60            4.88           18              1.12
       9.39         (0.95)      2,788       0.60+            4.72+           7              1.23+
       9.63         21.23       2,595        0.40            5.14           11              1.26
       8.37         (4.89)         39     0.21+(a)           5.48+          39              1.30+
      $9.94         10.40%    $ 1,902       0.80%           4.41%           17%             1.27%
       9.41          4.99       1,409        0.80            4.68           18              1.32
       9.39         (1.01)      1,086       0.80+            4.52+           7              1.43+
       9.63         20.99       1,031        0.60            4.94           11              1.46
       8.37         (9.59)          9     0.39(a)            5.30           39              1.48
       9.77          0.05           6       0.13+            3.97+           1              1.76+
      $9.94          9.72%    $11,071       1.42%           3.79%           17%             1.89%
       9.41          4.42       8,099        1.35            4.13           18              1.87
       9.39         (1.19)      9,662       1.35+            3.97+           7              1.98+
       9.63         20.33      10,002        1.15            4.39           11              2.01
       8.37        (10.11)      4,819     0.96(a)            4.73           39              2.05
       9.77         (1.94)      3,048       0.73+            3.37+           1              2.36+
      $9.94          9.88%    $     3       1.33%           3.88%           17%             1.80%
       9.41          4.73           2        1.10            4.38           18              1.62
       9.39         (1.13)          2       1.16+            4.16+           7              1.79+
       9.63         20.29           2        1.15            4.39           11              2.01
       8.37         (0.45)          2     0.96+(a)           4.73+          39              2.05+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.


                                           NET ASSET                 NET REALIZED     NET INCREASE     DIVIDENDS    DISTRIBUTIONS
                                             VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                           BEGINNING   INVESTMENT   GAIN (LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                           OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                           --------------------------------------------------------------------------------------
NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 03/31/1998....................   $10.34       $0.49          $ 0.36           $ 0.85          $(0.49)           --
Year ended 03/31/1997....................    10.36        0.47           (0.02)            0.45           (0.47)           --
Period ended 03/31/1996 (b)..............    10.51        0.16           (0.15)            0.01           (0.16)           --
Year ended 11/30/1995....................     9.53        0.45            0.99             1.44           (0.45)#      $(0.01)
Year ended 11/30/1994....................    10.46        0.44           (0.88)           (0.44)          (0.44)        (0.05)
Period ended 11/30/1993**................    10.00        0.43            0.46             0.89           (0.43)           --
INVESTOR A SHARES
Year ended 03/31/1998....................   $10.34       $0.47          $ 0.36           $ 0.83          $(0.47)           --
Year ended 03/31/1997....................    10.36        0.45           (0.02)            0.43           (0.45)           --
Period ended 03/31/1996(b)...............    10.51        0.15           (0.15)            0.00           (0.15)           --
Year ended 11/30/1995....................     9.53        0.43            0.99             1.42           (0.43)#      $(0.01)
Year ended 11/30/1994....................    10.46        0.42           (0.88)           (0.46)          (0.42)        (0.05)
Period ended 11/30/1993**................    10.01        0.42            0.45             0.87           (0.42)           --
INVESTOR B SHARES
Year ended 03/31/1998....................   $10.34       $0.42          $ 0.36           $ 0.78          $(0.42)           --
Year ended 03/31/1997....................    10.36        0.42           (0.02)            0.40           (0.42)           --
Period ended 03/31/1996(b)...............    10.51        0.14           (0.15)           (0.01)          (0.14)           --
Year ended 11/30/1995....................     9.53        0.40            0.99             1.39           (0.40)#      $(0.01)
Year ended 11/30/1994....................    10.46        0.39           (0.88)           (0.49)          (0.39)        (0.05)
Period ended 11/30/1993**................    10.31        0.18            0.15             0.33           (0.18)           --
INVESTOR C SHARES
Year ended 03/31/1998....................   $10.34       $0.42          $ 0.36           $ 0.78          $(0.42)           --
Year ended 03/31/1997....................    10.36        0.42           (0.02)            0.40           (0.42)           --
Period ended 03/31/1996(b)...............    10.51        0.14           (0.15)           (0.01)          (0.14)           --
Year ended 11/30/1995....................     9.53        0.40            0.99             1.39           (0.40)#      $(0.01)
Year ended 11/30/1994....................    10.46        0.38           (0.88)           (0.50)          (0.38)        (0.05)
Period ended 11/30/1993**................     9.99        0.35            0.47             0.82           (0.35)           --

---------------

 ** North Carolina Intermediate Municipal Bond Primary A, Investor A, Investor B and Investor C Shares commenced operations on December 11, 1992, December 14, 1992, June 7, 1993 and December 16, 1992, respectively.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Amount includes distributions in excess of net investment income, which were less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 WITHOUT WAIVERS AND/OR
                                                                                                 EXPENSE REIMBURSEMENTS
                                                                                                 ----------------------
                                                         RATIO OF        RATIO OF                       RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO      EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER         AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++   (IN 000'S)     ASSETS          ASSETS         RATE          NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
   $(0.49)         $10.70         8.39%     $179,729    0.50%(a)          4.69%           21%             0.76%
    (0.47)          10.34         4.45        25,855    0.50(a)            4.57           26              0.82
    (0.16)          10.36         0.05        21,161      0.50+            4.47+           3              0.87+
    (0.46)          10.51        15.41        20,916    0.57(a)            4.47           57              0.84
    (0.49)           9.53        (4.34)       14,148    0.55(a)            4.38           37              0.82
    (0.43)          10.46         9.03        11,814      0.42+            4.23+          29              0.85+
   $(0.47)         $10.70         8.17%     $  8,572    0.70%(a)          4.49%           21%             0.96%
    (0.45)          10.34         4.25         5,723    0.70(a)            4.37           26              1.02
    (0.15)          10.36        (0.01)        7,672      0.70+            4.27+           3              1.07+
    (0.44)          10.51        15.18         8,525    0.77(a)            4.27           57              1.04
    (0.47)           9.53        (4.51)        8,896    0.73(a)            4.20           37              1.00
    (0.42)          10.46         8.76        13,749      0.57+            4.08+          29              1.00+
   $(0.42)         $10.70         7.64%     $  6,859    1.20%(a)          3.99%           21%             1.46%
    (0.42)          10.34         3.94         6,796    1.00(a)            4.07           26              1.32
    (0.14)          10.36        (0.12)        8,102      1.00+            3.97+           3              1.37+
    (0.41)          10.51        14.84         7,848    1.07(a)            3.97           57              1.34
    (0.44)           9.53        (4.82)        5,706    1.05(a)            3.88           37              1.32
    (0.18)          10.46         3.23         3,822      0.92+            3.73+          29              1.35+
   $(0.42)         $10.70         7.64%     $    822    1.20%(a)          3.99%           21%             1.46%
    (0.42)          10.34         3.94         1,364    1.00(a)            4.07           26              1.32
    (0.14)          10.36        (0.12)        1,379      1.00+            3.97+           3              1.37+
    (0.41)          10.51        14.84         1,366    1.07(a)            3.97           57              1.34
    (0.43)           9.53        (4.89)        1,486    1.13(a)            3.80           37              1.40
    (0.35)          10.46         8.26         1,592      1.17+            3.48+          29              1.60+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.


                                                           NET ASSET                 NET REALIZED     NET INCREASE     DIVIDENDS
                                                             VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET
                                                           BEGINNING   INVESTMENT   GAIN (LOSS) ON   NET ASSET VALUE   INVESTMENT
                                                           OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME
                                                           ----------------------------------------------------------------------
NORTH CAROLINA MUNICIPAL BOND
PRIMARY A SHARES
Year ended 03/31/1998....................................   $ 9.47       $0.47          $ 0.54           $ 1.01          $(0.47)
Year ended 03/31/1997....................................     9.49        0.47           (0.02)            0.45           (0.47)
Period ended 03/31/1996(b)...............................     9.73        0.16           (0.24)           (0.08)          (0.16)
Year ended 11/30/1995....................................     8.36        0.50            1.37             1.87           (0.50)
Period ended 11/30/1994*.................................    10.06        0.45           (1.70)           (1.25)          (0.45)
INVESTOR A SHARES
Year ended 03/31/1998....................................   $ 9.47       $0.45          $ 0.54           $ 0.99          $(0.45)
Year ended 03/31/1997....................................     9.49        0.45           (0.02)            0.43           (0.45)
Period ended 03/31/1996(b)...............................     9.73        0.15           (0.24)           (0.09)          (0.15)
Year ended 11/30/1995....................................     8.36        0.49            1.37             1.86           (0.49)
Year ended 11/30/1994....................................     9.85        0.50           (1.49)           (0.99)          (0.50)
Period ended 11/30/1993*.................................     9.97        0.04           (0.12)           (0.08)          (0.04)
INVESTOR B SHARES
Year ended 03/31/1998....................................   $ 9.47       $0.39          $ 0.54           $ 0.93          $(0.39)
Year ended 03/31/1997....................................     9.49        0.40           (0.02)            0.38           (0.40)
Period ended 03/31/1996(b)...............................     9.73        0.13           (0.24)           (0.11)          (0.13)
Year ended 11/30/1995....................................     8.36        0.43            1.37             1.80           (0.43)
Year ended 11/30/1994....................................     9.85        0.45           (1.49)           (1.04)          (0.45)
Period ended 11/30/1993*.................................    10.00        0.04           (0.15)           (0.11)          (0.04)
INVESTOR C SHARES
Year ended 03/31/1998(c).................................   $ 9.47       $0.40          $ 0.54           $ 0.94          $(0.40)
Year ended 03/31/1997....................................     9.49        0.42           (0.02)            0.40           (0.42)
Period ended 03/31/1996(b)...............................     9.73        0.14           (0.24)           (0.10)          (0.14)
Year ended 11/30/1995....................................     8.36        0.43            1.37             1.80           (0.43)
Period ended 11/30/1994*.................................     8.45        0.03           (0.09)           (0.06)          (0.03)

---------------

  * North Carolina Municipal Bond Primary A, Investor A, Investor B and Investor C Shares commenced operations on January 11, 1994, November 1, 1993, October 21, 1993 and November 3, 1994, respectively.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 +++ Unaudited.
 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                 WITHOUT WAIVERS AND/OR
                                                                                 EXPENSE REIMBURSEMENTS
                                                                                 ----------------------
                                         RATIO OF        RATIO OF                       RATIO OF
                           NET ASSETS    OPERATING    NET INVESTMENT                   OPERATING
  NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO      EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER         AVERAGE
END OF PERIOD   RETURN+    (IN 000'S)     ASSETS          ASSETS         RATE          NET ASSETS
-------------------------------------------------------------------------------------------------------
   $10.01         10.86%    $ 6,452        0.60%(a)        4.78%           20%            0.93%
     9.47          4.84       3,095     0.60(a)            4.95            28             0.94
     9.49         (0.87)      1,593       0.60+            4.86+           22            0.99+
     9.73         22.87       1,293     0.38(a)            5.43            40             0.96
     8.36        (12.65)        531     0.21+(a)           5.53+           29            0.92+
   $10.01         10.64%    $   609        0.80%(a)        4.58%           20%            1.13%
     9.47          4.62         594     0.80(a)            4.75            28             1.14
     9.49         (0.94)        448       0.80+            4.66+           22            1.19+
     9.73         22.63         347     0.58(a)            5.23            40             1.16
     8.36        (10.41)      1,161     0.39(a)            5.35            29             1.10
     9.85         (0.80)      1,085       0.09+            3.97+           10            1.21+
   $10.01          9.96%    $25,187        1.42%(a)        3.96%           20%            1.75%
     9.47          4.06      23,863     1.35(a)            4.20            28             1.69
     9.49         (1.12)     28,298       1.35+           4.11+            22            1.74+
     9.73         21.96      30,048     1.13(a)            4.68            40             1.71
     8.36        (10.92)     23,659     0.96(a)            4.78            29             1.67
     9.85         (1.11)     11,395       0.69+            3.37+           10            1.81+
   $10.01         10.07%    $     3        1.33%(a)        4.05%           20%            1.66%
     9.47          4.32          18     1.10(a)            4.45            28             1.44
     9.49         (1.04)         17       1.14+            4.32+           22            1.53+
     9.73         21.93           2     1.13(a)            4.68            40             1.71
     8.36         (0.67)          2     0.96+(a)           4.78+           29            1.67+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                           NET ASSET                 NET REALIZED     NET INCREASE     DIVIDENDS    DISTRIBUTIONS
                                             VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                           BEGINNING   INVESTMENT   GAIN (LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                           OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                           --------------------------------------------------------------------------------------
SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 03/31/1998....................   $10.50       $0.52          $ 0.29           $ 0.81          $(0.52)       $(0.00)(c)
Year ended 03/31/1997....................    10.52        0.51           (0.02)            0.49           (0.51)           --
Period ended 03/31/1996(b)...............    10.69        0.17           (0.17)            0.00           (0.17)           --
Year ended 11/30/1995....................     9.76        0.51            0.93             1.44           (0.51)           --
Year ended 11/30/1994....................    10.61        0.50           (0.84)           (0.34)          (0.50)#       (0.01)
Year ended 11/30/1993....................    10.18        0.50            0.43             0.93           (0.50)           --
Period ended 11/30/1992**................    10.00        0.47            0.18             0.65           (0.47)           --
INVESTOR A SHARES
Year ended 03/31/1998....................   $10.50       $0.50          $ 0.29           $ 0.79          $(0.50)       $(0.00)(c)
Year ended 03/31/1997....................    10.52        0.49           (0.02)            0.47           (0.49)           --
Period ended 03/31/1996(b)...............    10.69        0.16           (0.17)           (0.01)          (0.16)           --
Year ended 11/30/1995....................     9.76        0.49            0.93             1.42           (0.49)           --
Year ended 11/30/1994....................    10.61        0.48           (0.84)           (0.36)          (0.48)#       (0.01)
Year ended 11/30/1993....................    10.18        0.48            0.43             0.91           (0.48)           --
Period ended 11/30/1992**................     9.98        0.30            0.20             0.50           (0.30)           --
INVESTOR B SHARES
Year ended 03/31/1998....................   $10.50       $0.44          $ 0.29           $ 0.73          $(0.44)       $(0.00)(c)
Year ended 03/31/1997....................    10.52        0.45           (0.02)            0.43           (0.45)           --
Period ended 03/31/1996(b)...............    10.69        0.15           (0.17)           (0.02)          (0.15)           --
Year ended 11/30/1995....................     9.76        0.46            0.93             1.39           (0.46)           --
Year ended 11/30/1994....................    10.61        0.45           (0.84)           (0.39)          (0.45)#       (0.01)
Period ended 11/30/1993**................    10.47        0.20            0.14             0.34           (0.20)           --
INVESTOR C SHARES
Year ended 03/31/1998....................   $10.50       $0.44          $(0.29)          $ 0.73          $(0.44)       $(0.00)(c)
Year ended 03/31/1997....................    10.52        0.45           (0.02)            0.43           (0.45)           --
Period ended 03/31/1996(b)...............    10.69        0.15           (0.17)           (0.02)          (0.15)           --
Year ended 11/30/1995....................     9.76        0.46            0.93             1.39           (0.46)           --
Year ended 11/30/1994....................    10.61        0.44           (0.84)           (0.40)          (0.44)#       (0.01)
Year ended 11/30/1993....................    10.18        0.42            0.43             0.85           (0.42)           --
Period ended 11/30/1992**................    10.05        0.20            0.13             0.33           (0.20)           --

---------------

 ** South Carolina Intermediate Municipal Bond Primary A, Investor A, Investor B and Investor C Shares commenced operations on January 6, 1992, May 5, 1992, June 8, 1993 and June 17, 1992, respectively.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Amount includes distributions in excess of net investment income which were
   $0.01 per share.
## Amount represents less than 0.01%.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(c) Amount represents less than $0.01 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 WITHOUT WAIVERS AND/OR
                                                                                                 EXPENSE REIMBURSEMENTS
                                                                                                 ----------------------
                                                         RATIO OF        RATIO OF                       RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO      EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER         AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++   (IN 000'S)     ASSETS          ASSETS         RATE          NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
   $(0.52)         $10.79         7.88%     $253,090    0.50%(a)          4.86%           16%             0.75%
    (0.51)          10.50         4.71        48,918    0.50(a)            4.80           13              0.79
    (0.17)          10.52         0.00##      41,817    0.50+(a)           4.81+           6             0.82+
    (0.51)          10.69        15.02        45,255    0.55(a)            4.92           11              0.75
    (0.51)           9.76        (3.37)       49,030    0.54(a)            4.82           30              0.75
    (0.50)          10.61         9.32        56,995       0.45            4.68           11              0.75
    (0.47)          10.18         6.62+++     39,535      0.20+            4.11+           7             0.74+
   $(0.50)         $10.79         7.67%     $ 13,945    0.70%(a)          4.66%           16%             0.95%
    (0.49)          10.50         4.51        10,465    0.70(a)            4.60           13              0.99
    (0.16)          10.52        (0.07)       14,288    0.70+(a)           4.61+           6             1.02+
    (0.49)          10.69        14.79        14,452    0.75(a)            4.72           11              0.95
    (0.49)           9.76        (3.54)       16,378    0.72(a)            4.64           30              0.93
    (0.48)          10.61         9.16        20,024       0.60            4.53           11              0.90
    (0.30)          10.18         5.03+++      7,414      0.33+            4.83+           7             0.85+
   $(0.44)         $10.79         7.13%     $  6,819    1.20%(a)          4.16%           16%             1.45%
    (0.45)          10.50         4.19         5,738    1.00(a)            4.30           13              1.29
    (0.15)          10.52        (0.17)        6,968    1.00+(a)           4.31+           6             1.32+
    (0.46)          10.69        14.45         6,457    1.05(a)            4.42           11              1.25
    (0.46)           9.76        (3.85)        5,740    1.04(a)            4.32           30              1.25
    (0.20)          10.61         3.23         4,057      0.95+            4.18+          11             1.25+
   $(0.44)         $10.79         7.13%     $  2,698    1.20%(a)          4.16%           16%             1.45%
    (0.45)          10.50         4.20         5,089    1.00(a)            4.30           13              1.29
    (0.15)          10.52        (0.17)        5,409    1.00+(a)           4.31+           6             1.32+
    (0.46)          10.69        14.45         5,527    1.05(a)            4.42           11              1.25
    (0.45)           9.76        (3.94)        6,167    1.12(a)            4.24           30              1.33
    (0.42)          10.61         8.51         8,499       1.20            3.93           11              1.50
    (0.20)          10.18         3.27+++      4,436      0.88+            4.10+           7             1.48+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.


                                           NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                             VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                           BEGINNING   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                           OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                           --------------------------------------------------------------------------------------
SOUTH CAROLINA MUNICIPAL BOND
PRIMARY A SHARES
Year ended 03/31/1998....................   $ 9.79       $0.49          $ 0.47           $ 0.96          $(0.49)       $(0.00)#
Year ended 03/31/1997....................     9.77        0.49            0.02             0.51           (0.49)           --
Period ended 03/31/1996(b)...............     9.99        0.17           (0.22)           (0.05)          (0.17)           --
Year ended 11/30/1995....................     8.65        0.52            1.34             1.86           (0.52)           --
Period ended 11/30/1994*.................    10.02        0.48           (1.37)           (0.89)          (0.48)           --
INVESTOR A SHARES
Year ended 03/31/1998....................   $ 9.79       $0.47          $ 0.47           $ 0.94          $(0.47)       $(0.00)#
Year ended 03/31/1997....................     9.77        0.47            0.02             0.49           (0.47)           --
Period ended 03/31/1996(b)...............     9.99        0.16           (0.22)           (0.06)          (0.16)           --
Year ended 11/30/1995....................     8.65        0.50            1.34             1.84           (0.50)           --
Year ended 11/30/1994....................     9.86        0.50           (1.21)           (0.71)          (0.50)           --
Period ended 11/30/1993*.................     9.87        0.03           (0.01)            0.02           (0.03)           --
INVESTOR B SHARES
Year ended 03/31/1998....................   $ 9.79       $0.40          $ 0.47           $ 0.87          $(0.40)       $(0.00)#
Year ended 03/31/1997....................     9.77        0.42            0.02             0.44           (0.42)           --
Period ended 03/31/1996(b)...............     9.99        0.14           (0.22)           (0.08)          (0.14)           --
Year ended 11/30/1995....................     8.65        0.45            1.34             1.79           (0.45)           --
Year ended 11/30/1994....................     9.86        0.45           (1.21)           (0.76)          (0.45)           --
Period ended 11/30/1993*.................    10.00        0.04           (0.14)           (0.10)          (0.04)           --
INVESTOR C SHARES
Year ended 03/31/1998....................   $ 9.79       $0.42          $ 0.47           $ 0.89          $(0.42)       $(0.00)#
Year ended 03/31/1997....................     9.77        0.44            0.02             0.46           (0.44)           --
Period ended 03/31/1996(b)...............     9.99        0.15           (0.22)           (0.07)          (0.15)           --
Year ended 11/30/1995....................     8.65        0.45            1.34             1.79           (0.45)           --
Period ended 11/30/1994*.................     8.73        0.03           (0.08)           (0.05)          (0.03)           --

---------------

  *  South Carolina Municipal Bond Primary A, Investor A,
     Investor B and Investor C Shares commenced operations on
     December 27, 1993, November 8, 1993, October 21, 1993 and
     November 3, 1994, respectively.
  +  Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  #  Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 WITHOUT WAIVERS AND/OR
                                                                                                 EXPENSE REIMBURSEMENTS
                                                                                                 ----------------------
                                                         RATIO OF        RATIO OF                       RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO      EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER         AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++   (IN 000'S)     ASSETS          ASSETS         RATE          NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
   $(0.49)         $10.26        10.04%     $ 9,455        0.60%(a)       4.79%            9%             0.99%
    (0.49)           9.79         5.32        5,113        0.60(a)         4.99           30              1.00
    (0.17)           9.77        (0.57)       2,058        0.60+(a)        4.96+          20              1.13+
    (0.52)           9.99        21.99        1,782        0.40(a)         5.44           13              1.08
    (0.48)           8.65        (9.12)         400        0.21+(a)        5.48+          14              1.12+
   $(0.47)         $10.26         9.82%     $ 1,517        0.80%(a)       4.59%            9%             1.19%
    (0.47)           9.79         5.12          811        0.80(a)         4.79           30              1.20
    (0.16)           9.77        (0.64)       1,219        0.80+(a)        4.76+          20              1.33+
    (0.50)           9.99        21.74        1,238        0.60(a)         5.24           13              1.28
    (0.50)           8.65        (7.45)         140        0.39(a)         5.30           14              1.30
    (0.03)           9.86         0.21           14        0.10+           4.16+           8              1.63+
   $(0.40)         $10.26         9.15%     $10,394        1.42%(a)       3.97%            9%             1.81%
    (0.42)           9.79         4.54       12,104        1.35(a)         4.24           30              1.75
    (0.14)           9.77        (0.82)      12,991        1.35+(a)        4.21+          20              1.88+
    (0.45)           9.99        21.08       12,670        1.15(a)         4.69           13              1.83
    (0.45)           8.65        (7.97)       8,263        0.96(a)         4.73           14              1.87
    (0.04)           9.86        (1.00)       4,048        0.70+           3.56+           8              2.23+
   $(0.42)         $10.26         9.29%     $    28        1.33%(a)       4.06%            9%             1.72%
    (0.44)           9.79         4.80          247        1.10(a)         4.49           30              1.50
    (0.15)           9.77        (0.76)         264        1.17+(a)        4.39+          20              1.70+
    (0.45)           9.99        21.01           20        1.15(a)         4.69           13              1.83
    (0.03)           8.65        (0.52)           2        0.96+(a)        4.73+          14              1.87+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.


                                           NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                             VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                           BEGINNING   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                           OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                           --------------------------------------------------------------------------------------
TENNESSEE INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 03/31/1998....................   $10.08       $0.47          $ 0.32           $ 0.79          $(0.47)           --
Year ended 03/31/1997....................    10.09        0.46           (0.01)            0.45           (0.46)           --
Period ended 03/31/1996(b)...............    10.23        0.15           (0.14)            0.01           (0.15)           --
Year ended 11/30/1995....................     9.30        0.46            0.93             1.39           (0.46)           --
Year ended 11/30/1994....................    10.18        0.45           (0.87)           (0.42)          (0.45)#      $(0.01)
Period ended 11/30/1993**................    10.06        0.29            0.12             0.41           (0.29)           --
INVESTOR A SHARES
Year ended 03/31/1998....................   $10.08       $0.45          $ 0.32           $ 0.77          $(0.45)           --
Year ended 03/31/1997....................    10.09        0.44           (0.01)            0.43           (0.44)           --
Period ended 03/31/1996(b)...............    10.23        0.15           (0.14)            0.01           (0.15)           --
Year ended 11/30/1995....................     9.30        0.44            0.93             1.37           (0.44)           --
Year ended 11/30/1994....................    10.18        0.43           (0.87)           (0.44)          (0.43)#      $(0.01)
Period ended 11/30/1993**................    10.00        0.29            0.18             0.47           (0.29)           --
INVESTOR B SHARES
Year ended 03/31/1998....................   $10.08       $0.40          $ 0.32           $ 0.72          $(0.40)           --
Year ended 03/31/1997....................    10.09        0.41           (0.01)            0.40           (0.41)           --
Period ended 03/31/1996(b)...............    10.23        0.14           (0.14)            0.00           (0.14)           --
Year ended 11/30/1995....................     9.30        0.41            0.93             1.34           (0.41)           --
Year ended 11/30/1994....................    10.18        0.40           (0.87)           (0.47)          (0.40)#      $(0.01)
Period ended 11/30/1993**................    10.03        0.17            0.15             0.32           (0.17)           --
INVESTOR C SHARES
Year ended 03/31/1998....................   $10.08       $0.40          $ 0.32           $ 0.72          $(0.40)           --
Year ended 03/31/1997....................    10.09        0.42           (0.01)            0.41           (0.42)           --
Period ended 03/31/1996(b)...............    10.23        0.14           (0.14)            0.00           (0.14)           --
Year ended 11/30/1995....................     9.30        0.41            0.93             1.34           (0.41)           --
Period ended 11/30/1994**................     9.38        0.03           (0.08)           (0.05)          (0.03)           --

---------------

 **  Tennessee Intermediate Municipal Bond Primary A, Investor A,
     Investor B and Investor C Shares commenced operations on
     April 13, 1993, April 2, 1993,June 10, 1993 and November 3,
     1994, respectively.
  +  Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Amount includes distributions in excess of net investment income which were less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       RATIO OF
                                                                       OPERATING
                                                                      EXPENSES TO
                                                         RATIO OF     AVERAGE NET      RATIO OF
    TOTAL                                  NET ASSETS    OPERATING      ASSETS      NET INVESTMENT
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO    INCLUDING      INCOME TO      PORTFOLIO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    INTEREST      AVERAGE NET     TURNOVER
DISTRIBUTIONS   END OF PERIOD   RETURN++   (IN 000'S)     ASSETS       EXPENSES         ASSETS         RATE
--------------------------------------------------------------------------------------------------------------
   $(0.47)         $10.40         7.99%     $39,091       0.50%            (a)          4.58%           38%
    (0.46)          10.08         4.54        8,869        0.50            (a)           4.55           28
    (0.15)          10.09         0.12        8,408        0.50+           --            4.51+           3
    (0.46)          10.23        15.22        7,160        0.57            (a)           4.65           34
    (0.46)           9.30        (4.24)       4,116        0.52          0.53%           4.56           41
    (0.29)          10.18         4.09        2,123        0.27+           --            4.31+          16
   $(0.45)         $10.40         7.77%     $ 8,061       0.70%            (a)          4.38%           38%
    (0.44)          10.08         4.33        6,840        0.70            (a)           4.35           28
    (0.15)          10.09         0.06        7,439        0.70+           --            4.31+           3
    (0.44)          10.23        15.00        7,573        0.77            (a)           4.45           34
    (0.44)           9.30        (4.41)       7,831        0.70          0.71%           4.38           41
    (0.29)          10.18         4.68       15,573        0.42+           --            4.16+          16
   $(0.40)         $10.40         7.24%     $ 2,924       1.20%            (a)          3.88%           38%
    (0.41)          10.08         4.02        3,050        1.00            (a)           4.05           28
    (0.14)          10.09        (0.04)       3,528        1.00+           --            4.01+           3
    (0.41)          10.23        14.65        3,573        1.07            (a)           4.15           34
    (0.41)           9.30        (4.72)       3,368        1.02          1.03%           4.06           41
    (0.17)          10.18         3.32        2,210        0.77+           --            3.81+          16
   $(0.40)         $10.40         7.29%     $     3       1.20%            (a)          3.88%           38%
    (0.42)          10.08         4.08            2        1.00            (a)           4.05           28
    (0.14)          10.09        (0.02)           2        1.00+           --            4.01+           3
    (0.41)          10.23        14.62            2        1.07            (a)           4.15           34
    (0.03)           9.30        (0.53)           2        1.02+         1.03%+          4.06+          41

WITHOUT WAIVERS AND/OR
EXPENSE REIMBURSEMENTS
----------------------
     RATIO OF
    OPERATING
   EXPENSES TO
     AVERAGE
    NET ASSETS
--------------------
       0.84%
       0.93
       1.02+
       0.92
       0.89
       0.94+
       1.04%
       1.13
       1.22+
       1.12
       1.07
       1.09+
       1.54%
       1.43
       1.52+
       1.42
       1.39
       1.44+
       1.54%
       1.43
       1.52+
       1.42
       1.39+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.


                                                           NET ASSET                 NET REALIZED     NET INCREASE     DIVIDENDS
                                                             VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET
                                                           BEGINNING   INVESTMENT   GAIN (LOSS) ON   NET ASSET VALUE   INVESTMENT
                                                           OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME
                                                           ----------------------------------------------------------------------
TENNESSEE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 03/31/1998....................................   $ 9.70       $0.48          $ 0.52           $ 1.00          $(0.48)
Year ended 03/31/1997....................................     9.68        0.48            0.02             0.50           (0.48)
Period ended 03/31/1996(b)...............................     9.87        0.16           (0.19)           (0.03)          (0.16)
Year ended 11/30/1995....................................     8.58        0.52            1.29             1.81           (0.52)
Period ended 11/30/1994*.................................     9.59        0.39           (1.01)           (0.62)          (0.39)
INVESTOR A SHARES
Year ended 03/31/1998....................................   $ 9.70       $0.46          $ 0.52           $ 0.98          $(0.46)
Year ended 03/31/1997....................................     9.68        0.46            0.02             0.48           (0.46)
Period ended 03/31/1996(b)...............................     9.87        0.15           (0.19)           (0.04)          (0.15)
Year ended 11/30/1995....................................     8.58        0.50            1.29             1.79           (0.50)
Year ended 11/30/1994....................................     9.80        0.50           (1.22)           (0.72)          (0.50)
Period ended 11/30/1993*.................................     9.88        0.04           (0.08)           (0.04)          (0.04)
INVESTOR B SHARES
Year ended 03/31/1998....................................   $ 9.70       $0.40          $ 0.52           $ 0.92          $(0.40)
Year ended 03/31/1997....................................     9.68        0.40            0.02             0.42           (0.40)
Period ended 03/31/1996(b)...............................     9.87        0.14           (0.19)           (0.05)          (0.14)
Year ended 11/30/1995....................................     8.58        0.45            1.29             1.74           (0.45)
Year ended 11/30/1994....................................     9.80        0.45           (1.22)           (0.77)          (0.45)
Period ended 11/30/1993*.................................    10.00        0.04           (0.20)           (0.16)          (0.04)
INVESTOR C SHARES
Year ended 03/31/1998(c).................................   $ 9.70       $0.40          $ 0.52           $ 0.92          $(0.40)
Year ended 03/31/1997....................................     9.68        0.43            0.02             0.45           (0.43)
Period ended 03/31/1996(b)...............................     9.87        0.14           (0.19)           (0.05)          (0.14)
Year ended 11/30/1995....................................     8.58        0.45            1.29             1.74           (0.45)
Period ended 11/30/1994*.................................     8.62        0.03           (0.04)           (0.01)          (0.03)

---------------

 * Tennessee Municipal Bond Primary A, Investor A, Investor B and Investor C Shares commenced operations on March 2, 1994, November 2, 1993, October 21, 1993 and November 3, 1994, respectively.
 + Annualized.
 ++ ++ Total return represents aggregate total return for the period indicated
    and does not reflect the deduction of any applicable sales charges.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       RATIO OF                                WITHOUT WAIVERS AND/OR
                                                       OPERATING                               EXPENSE REIMBURSEMENTS
                                                      EXPENSES TO                              ----------------------
                                         RATIO OF     AVERAGE NET      RATIO OF                       RATIO OF
                           NET ASSETS    OPERATING      ASSETS      NET INVESTMENT                   OPERATING
  NET ASSET                  END OF     EXPENSES TO    INCLUDING      INCOME TO      PORTFOLIO      EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET    INTEREST      AVERAGE NET     TURNOVER         AVERAGE
END OF PERIOD   RETURN++   (IN 000'S)     ASSETS       EXPENSES         ASSETS         RATE          NET ASSETS
---------------------------------------------------------------------------------------------------------------------
   $10.22        10.45%      $4,559       0.60%            (a)          4.74%           19%             1.20%
     9.70         5.23        2,594        0.60            (a)           4.91           31              1.24
     9.68        (0.30)         975        0.60+         0.61%+          4.92+           2              1.47+
     9.87        21.52          768        0.40            (a)           5.49           45              1.27
     8.58        (6.66)         311        0.21+           (a)           5.56+          38              1.20+
   $10.22        10.23%      $1,440       0.80%            (a)          4.54%           19%             1.40%
     9.70         5.02        1,018        0.80            (a)           4.71           31              1.44
     9.68        (0.37)         973        0.80+         0.81%+          4.72+           2              1.67+
     9.87        21.28          203        0.60            (a)           5.29           45              1.47
     8.58        (7.58)          43        0.39            (a)           5.38           38              1.38
     9.80        (0.43)          34        0.17+           --            4.31+           3              1.86+
   $10.22         9.56%      $4,915       1.42%            (a)          3.92%           19%             2.02%
     9.70         4.45        5,319        1.35            (a)           4.16           31              1.99
     9.68        (0.55)       6,761        1.35+         1.36%+          4.17+           2              2.22+
     9.87        20.63        6,619        1.15            (a)           4.74           45              2.02
     8.58        (8.10)       5,504        0.96            (a)           4.81           38              1.95
     9.80        (1.61)       3,284        0.77+           --            3.71+           3              2.46+
   $10.22         9.65%      $   42       1.33%            (a)          4.01%           19%             1.93%
     9.70         4.71           38        1.10            (a)           4.41           31              1.74
     9.68        (0.49)          37        1.18+         1.18%+          4.34+           2              2.05+
     9.87        20.62           64        1.15            (a)           4.74           45              2.02
     8.58        (0.07)           2        0.96+           (a)           4.81+          38              1.95+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.


                                           NET ASSET                 NET REALIZED     NET INCREASE     DIVIDENDS    DISTRIBUTIONS
                                             VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                           BEGINNING   INVESTMENT   GAIN (LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                           OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                           --------------------------------------------------------------------------------------
TEXAS INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 03/31/1998....................   $10.18       $0.49          $ 0.32           $ 0.81          $(0.49)           --
Year ended 03/31/1997....................    10.21        0.47           (0.03)            0.44           (0.47)           --
Period ended 03/31/1996(b)...............    10.36        0.16           (0.15)            0.01           (0.16)           --
Year ended 11/30/1995....................     9.53        0.46            0.83             1.29           (0.46)           --
Year ended 11/30/1994....................    10.35        0.44           (0.79)           (0.35)          (0.44)#      $(0.03)
Period ended 11/30/1993**................    10.00        0.41            0.35             0.76           (0.41)           --
INVESTOR A SHARES
Year ended 03/31/1998....................   $10.18       $0.47          $ 0.32           $ 0.79          $(0.47)           --
Year ended 03/31/1997....................    10.21        0.45           (0.03)            0.42           (0.45)           --
Period ended 03/31/1996(b)...............    10.36        0.15           (0.15)            0.00           (0.15)           --
Year ended 11/30/1995....................     9.53        0.44            0.83             1.27           (0.44)           --
Year ended 11/30/1994....................    10.35        0.42           (0.79)           (0.37)          (0.42)#      $(0.03)
Period ended 11/30/1993**................    10.15        0.37            0.20             0.57           (0.37)           --
INVESTOR B SHARES
Year ended 03/31/1998....................   $10.18       $0.42          $ 0.32           $ 0.74          $(0.42)           --
Year ended 03/31/1997....................    10.21        0.42           (0.03)            0.39           (0.42)           --
Period ended 03/31/1996(b)...............    10.36        0.14           (0.15)           (0.01)          (0.14)           --
Year ended 11/30/1995....................     9.53        0.41            0.83             1.24           (0.41)           --
Year ended 11/30/1994....................    10.35        0.39           (0.79)           (0.40)          (0.39)#      $(0.03)
Period ended 11/30/1993**................    10.25        0.17            0.10             0.27           (0.17)           --
INVESTOR C SHARES
Year ended 03/31/1998....................   $10.18       $0.42          $ 0.32           $ 0.74          $(0.42)           --
Year ended 03/31/1997....................    10.21        0.42           (0.03)            0.39           (0.42)           --
Period ended 03/31/1996(b)...............    10.36        0.14           (0.15)           (0.01)          (0.14)           --
Year ended 11/30/1995....................     9.53        0.41            0.83             1.24           (0.41)           --
Period ended 11/30/1994**................     9.55        0.03           (0.02)            0.01           (0.03)#          --

---------------

 ** Texas Intermediate Municipal Bond Primary A, Investor A, Investor B and
    Investor C Shares commenced operations on January 12, 1993, February 4, 1993, June 22, 1993 and November 3, 1994, respectively.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Amount includes distributions in excess of net investment income which were less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 WITHOUT WAIVERS AND/OR
                                                                                                 EXPENSE REIMBURSEMENTS
                                                                                                 ----------------------
                                                         RATIO OF        RATIO OF                       RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO      EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER         AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++   (IN 000'S)     ASSETS          ASSETS         RATE          NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
   $(0.49)         $10.50         8.09%     $385,770      0.50%           4.74%           19%             0.75%
    (0.47)          10.18         4.37        24,764       0.50            4.59           34              0.84
    (0.16)          10.21         0.05        27,176       0.50+           4.52+          11              0.89+
    (0.46)          10.36        13.83        26,382       0.57(a)         4.62           64              0.83
    (0.47)           9.53        (3.48)       24,066       0.55(a)         4.40           61              0.78
    (0.41)          10.35         7.72        31,875       0.44+           4.43+          63              0.82+
   $(0.47)         $10.50         7.87%     $  2,666      0.70%           4.54%           19%             0.95%
    (0.45)          10.18         4.17           909       0.70            4.39           34              1.04
    (0.15)          10.21        (0.02)          801       0.70+           4.32+          11              1.09+
    (0.44)          10.36        13.60           806       0.77(a)         4.42           64              1.03
    (0.45)           9.53        (3.66)          718       0.73(a)         4.22           61              0.96
    (0.37)          10.35         5.64           968       0.59+           4.28+          63              0.97+
   $(0.42)         $10.50         7.34%     $  2,184      1.20%           4.04%           19%             1.45%
    (0.42)          10.18         3.87         2,182       1.00            4.09           34              1.34
    (0.14)          10.21        (0.12)        2,845       1.00+           4.02+          11              1.39+
    (0.41)          10.36        13.27         3,136       1.07(a)         4.12           64              1.33
    (0.42)           9.53        (3.96)        2,774       1.05(a)         3.90           61              1.28
    (0.17)          10.35         2.61         1,330       0.94+           3.93+          63              1.32+
   $(0.42)         $10.50         7.34%     $    293      1.20%           4.04%           19%             1.45%
    (0.42)          10.18         3.87           591       1.00            4.09           34              1.34
    (0.14)          10.21        (0.12)          569       1.00+           4.02+          11              1.39+
    (0.41)          10.36        13.27           570       1.07(a)         4.12           64              1.33
    (0.03)           9.53         0.08             2       1.05+(a)        3.90+          61              1.28+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                           NET ASSET                 NET REALIZED     NET INCREASE     DIVIDENDS
                                                             VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET
                                                           BEGINNING   INVESTMENT   GAIN (LOSS) ON   NET ASSET VALUE   INVESTMENT
                                                           OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME
                                                           ----------------------------------------------------------------------
TEXAS MUNICIPAL BOND
PRIMARY A SHARES
Year ended 03/31/1998(c).................................   $ 9.48       $0.48          $ 0.56           $ 1.04          $(0.48)
Year ended 03/31/1997....................................     9.49        0.48           (0.01)            0.47           (0.48)
Period ended 03/31/1996(b)...............................     9.70        0.16           (0.21)           (0.05)          (0.16)
Year ended 11/30/1995....................................     8.39        0.50            1.31             1.81           (0.50)
Period ended 11/30/1994*.................................    10.01        0.42           (1.62)           (1.20)          (0.42)
INVESTOR A SHARES
Year ended 03/31/1998(c).................................   $ 9.48       $0.46          $ 0.56           $ 1.02          $(0.46)
Year ended 03/31/1997....................................     9.49        0.46           (0.01)            0.45           (0.46)
Period ended 03/31/1996(b)...............................     9.70        0.15           (0.21)           (0.06)          (0.15)
Year ended 11/30/1995....................................     8.39        0.49            1.31             1.80           (0.49)
Period ended 11/30/1994*.................................     9.92        0.47           (1.53)           (1.06)          (0.47)
INVESTOR B SHARES
Year ended 03/31/1998(c).................................   $ 9.48       $0.39          $ 0.56           $ 0.95          $(0.39)
Year ended 03/31/1997....................................     9.49        0.40           (0.01)            0.39           (0.40)
Period ended 03/31/1996(b)...............................     9.70        0.13           (0.21)           (0.08)          (0.13)
Year ended 11/30/1995....................................     8.39        0.43            1.31             1.74           (0.43)
Year ended 11/30/1994....................................     9.78        0.44           (1.39)           (0.95)          (0.44)
Period ended 11/30/1993*.................................    10.00        0.04           (0.22)           (0.18)          (0.04)
INVESTOR C SHARES
Year ended 03/31/1998(c).................................   $ 9.48       $0.40          $ 0.56           $ 0.96          $(0.40)
Year ended 03/31/1997....................................     9.49        0.43           (0.01)            0.42           (0.43)
Period ended 03/31/1996(b)...............................     9.70        0.14           (0.21)           (0.07)          (0.14)
Year ended 11/30/1995....................................     8.39        0.43            1.31             1.74           (0.43)
Period ended 11/30/1994*.................................     8.46        0.03           (0.07)           (0.04)          (0.03)

---------------
  * Texas Municipal Bond Primary A, Investor A, Investor B and Investor C Shares commenced operations on February 3, 1994, December 17, 1993, October 21, 1993 and November 3, 1994, respectively.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                 WITHOUT WAIVERS AND/OR
                                                                                 EXPENSE REIMBURSEMENTS
                                                                                 ----------------------
                                         RATIO OF        RATIO OF                       RATIO OF
                           NET ASSETS    OPERATING    NET INVESTMENT                   OPERATING
  NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO      EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER         AVERAGE
END OF PERIOD   RETURN++   (IN 000'S)     ASSETS          ASSETS         RATE          NET ASSETS
-------------------------------------------------------------------------------------------------------
   $10.04         11.12%    $ 7,615        0.60%(a)       4.83%            33%            1.07%
     9.48          5.00       5,675        0.60(a)         4.99            52             1.03
     9.49         (0.55)      5,138        0.60+           4.92+            6             1.11+
     9.70         22.09       4,613        0.39(a)         5.45            50             1.05
     8.39        (12.21)      2,285        0.22+(a)        5.52+          107             1.06+
   $10.04         10.90%    $   419        0.80%(a)       4.63%            33%            1.27%
     9.48          4.78         371        0.80(a)         4.79            52             1.23
     9.49         (0.62)        317        0.80+           4.72+            6             1.31+
     9.70         21.85         351        0.59(a)         5.25            50             1.25
     8.39        (10.98)         55        0.40+(a)        5.34+          107             1.24+
   $10.04         10.23%    $ 8,804        1.42%(a)       4.01%            33%            1.89%
     9.48          4.21      10,090        1.35(a)         4.24            52             1.78
     9.49         (0.80)     11,838        1.35+           4.17+            6             1.86+
     9.70         21.19      12,587        1.14(a)         4.70            50             1.80
     8.39         (9.98)     10,812        0.97(a)         4.77           107             1.81
     9.78         (1.82)      6,154        0.70+           3.32+            5             2.05+
   $10.04         10.31%    $    80        1.33%(a)       4.10%            33%            1.80%
     9.48          4.47          73        1.10(a)         4.49            52             1.53
     9.49         (0.74)         70        1.16+           4.36+            6             1.67+
     9.70         21.15          70        1.14(a)         4.70            50             1.80
     8.39         (0.43)          2        0.97+(a)        4.77+          107             1.81+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.


                                           NET ASSET                 NET REALIZED     NET INCREASE     DIVIDENDS    DISTRIBUTIONS
                                             VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                           BEGINNING   INVESTMENT   GAIN (LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                           OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                           --------------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 03/31/1998....................   $10.59       $0.51          $ 0.33           $ 0.84          $(0.51)           --
Year ended 03/31/1997....................    10.69        0.51           (0.10)            0.41           (0.51)           --
Period ended 03/31/1996(b)...............    10.83        0.17           (0.14)            0.03           (0.17)           --
Year ended 11/30/1995....................     9.94        0.51            0.89             1.40           (0.51)       $(0.00)#
Year ended 11/30/1994....................    10.99        0.50           (0.96)           (0.46)          (0.50)        (0.09)
Year ended 11/30/1993....................    10.59        0.48            0.42             0.90           (0.48)        (0.02)
Year ended 11/30/1992....................    10.34        0.54            0.29             0.83           (0.54)        (0.04)
Year ended 11/30/1991....................    10.14        0.58            0.21             0.79           (0.58)        (0.01)
Year ended 11/30/1990....................    10.08        0.61            0.11             0.72           (0.66)           --
Period ended 11/30/1989**................    10.00        0.12            0.03             0.15           (0.07)           --
INVESTOR A SHARES
Year ended 03/31/1998....................   $10.59       $0.49          $ 0.33           $ 0.82          $(0.49)           --
Year ended 03/31/1997....................    10.69        0.49           (0.10)            0.39           (0.49)           --
Period ended 03/31/1996(b)...............    10.83        0.16           (0.14)            0.02           (0.16)           --
Year ended 11/30/1995....................     9.94        0.49            0.89             1.38           (0.49)       $(0.00)#
Year ended 11/30/1994....................    10.99        0.48           (0.96)           (0.48)          (0.48)        (0.09)
Year ended 11/30/1993....................    10.59        0.51            0.42             0.93           (0.51)        (0.02)
Year ended 11/30/1992....................    10.34        0.54            0.29             0.83           (0.54)        (0.04)
Year ended 11/30/1991....................    10.14        0.58            0.21             0.79           (0.58)        (0.01)
Period ended 11/30/1990**................    10.08        0.61            0.11             0.72           (0.66)           --
INVESTOR B SHARES
Year ended 03/31/1998(c).................   $10.59       $0.44          $ 0.33           $ 0.77          $(0.44)           --
Year ended 03/31/1997....................    10.69        0.46           (0.10)            0.36           (0.46)           --
Period ended 03/31/1996(b)...............    10.83        0.15           (0.14)            0.01           (0.15)           --
Year ended 11/30/1995....................     9.94        0.46            0.89             1.35           (0.46)       $(0.00)#
Year ended 11/30/1994....................    10.99        0.45           (0.96)           (0.51)          (0.45)        (0.09)
Period ended 11/30/1993**................    10.83        0.21            0.16             0.37           (0.21)           --
INVESTOR C SHARES
Year ended 03/31/1998(c).................   $10.59       $0.44          $ 0.33           $ 0.77          $(0.44)           --
Year ended 03/31/1997....................    10.69        0.46           (0.10)            0.36           (0.46)           --
Period ended 03/31/1996(b)...............    10.83        0.15           (0.14)            0.01           (0.15)           --
Year ended 11/30/1995....................     9.94        0.46            0.89             1.35           (0.46)       $(0.00)#
Year ended 11/30/1994....................    10.99        0.44           (0.96)           (0.52)          (0.44)        (0.09)
Year ended 11/30/1993....................    10.59        0.44            0.42             0.86           (0.44)        (0.02)
Period ended 11/30/1992**................    10.44        0.19            0.15             0.34           (0.19)           --

---------------
 ** Virginia Intermediate Municipal Bond Primary A, Investor A, Investor B and
    Investor C Shares commenced operations on September 20, 1989, December 5, 1989, June 7, 1993 and June 17, 1992, respectively.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         RATIO OF        RATIO OF
DISTRIBUTION        TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT
IN EXCESS OF      DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO
NET REALIZED         AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER
CAPITAL GAINS   DISTRIBUTIONS   END OF PERIOD   RETURN++   (IN 000'S)     ASSETS          ASSETS         RATE
----------------------------------------------------------------------------------------------------------------
       --          $(0.51)         $10.92         8.12%     $170,969       0.50%(a)       4.77%           21%
       --           (0.51)          10.59         3.92       148,701       0.50(a)         4.79           20
       --           (0.17)          10.69         0.27       155,464       0.50+(a)        4.72+           2
       --           (0.51)          10.83        14.39       157,252       0.56(a)         4.87           22
   $(0.00)#         (0.59)           9.94        (4.35)      167,405       0.61(a)         4.76           14
       --           (0.50)          10.99         9.08       193,084       0.57            4.80           26
       --           (0.58)          10.59         8.28+++    157,773       0.56            5.17           13
       --           (0.59)          10.34         8.04+++    119,757       0.45            5.67           24
       --           (0.66)          10.14         7.41+++     75,962       0.26            6.09           19
       --           (0.07)          10.08         1.46+++     46,560       0.16+           6.09+          12
       --          $(0.49)         $10.92         7.91%     $ 54,080       0.70%(a)       4.57%           21%
       --           (0.49)          10.59         3.71        55,791       0.70(a)         4.59           20
       --           (0.16)          10.69         0.20        68,003       0.70+(a)        4.52+           2
       --           (0.49)          10.83        14.16        73,253       0.76(a)         4.67           22
   $(0.00)#         (0.57)           9.94        (4.52)       79,412       0.79(a)         4.58           14
       --           (0.53)          10.99         8.91       103,689       0.72            4.65           26
       --           (0.58)          10.59         8.18+++     76,650       0.65            5.04           13
       --           (0.59)          10.34         8.04+++     44,540       0.45            5.67           24
       --           (0.66)          10.14         7.41+++     24,303       0.26+           6.09+          19
       --          $(0.44)         $10.92         7.37%     $  9,643       1.20%(a)       4.07%           21%
       --           (0.46)          10.59         3.40        10,516       1.00(a)         4.29           20
       --           (0.15)          10.69         0.10        11,926       1.00+(a)        4.22+           2
       --           (0.46)          10.83        13.82        12,163       1.06(a)         4.37           22
   $(0.00)#         (0.54)           9.94        (4.82)        9,690       1.11(a)         4.26           14
       --           (0.21)          10.99         3.48         5,249       1.07+           4.30+          26
       --          $(0.44)         $10.92         7.37%     $  1,949       1.20%(a)       4.07%           21%
       --           (0.46)          10.59         3.40         6,463       1.00(a)         4.29           20
       --           (0.15)          10.69         0.10         6,909       1.00+(a)        4.22+           2
       --           (0.46)          10.83        13.82         7,152       1.06(a)         4.37           22
   $(0.00)#         (0.53)           9.94        (4.90)        8,372       1.19(a)         4.18           14
       --           (0.46)          10.99         8.25        11,176       1.32            4.05           26
       --           (0.19)          10.59         3.36+++      4,769       1.28+           3.99+          13

WITHOUT WAIVERS AND/OR
EXPENSE REIMBURSEMENTS
----------------------
    RATIO OF
   OPERATING
  EXPENSES TO
    AVERAGE
   NET ASSETS
-------------------
      0.74%
      0.74
      0.76+
      0.74
      0.73
      0.69
      0.68
      0.73
      0.80
      0.81+
      0.94%
      0.94
      0.96+
      0.94
      0.91
      0.84
      0.97
      0.73
      0.80+
      1.44%
      1.24
      1.26+
      1.24
      1.23
      1.19+
      1.44%
      1.24
      1.26+
      1.24
      1.31
      1.44
      2.80+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                       NET ASSET                   NET REALIZED      NET INCREASE      DIVIDENDS
                                                         VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET
                                                       BEGINNING    INVESTMENT    GAIN (LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                       OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME
                                                       --------------------------------------------------------------------------
VIRGINIA MUNICIPAL BOND
PRIMARY A SHARES
Year ended 03/31/1998................................   $ 9.40        $0.47           $ 0.55            $ 1.02           $(0.47)
Year ended 03/31/1997................................     9.38         0.48             0.02              0.50            (0.48)
Period ended 03/31/1996(b)...........................     9.62         0.16            (0.24)            (0.08)           (0.16)
Year ended 11/30/1995................................     8.29         0.51             1.33              1.84            (0.51)
Period ended 11/30/1994*.............................    10.00         0.45            (1.71)            (1.26)           (0.45)
INVESTOR A SHARES
Year ended 03/31/1998(c).............................   $ 9.40        $0.45           $ 0.55            $ 1.00           $(0.45)
Year ended 03/31/1997................................     9.38         0.46             0.02              0.48            (0.46)
Period ended 03/31/1996(b)...........................     9.62         0.16            (0.24)            (0.08)           (0.16)
Year ended 11/30/1995................................     8.29         0.49             1.33              1.82            (0.49)
Year ended 11/30/1994................................     9.77         0.49            (1.48)            (0.99)           (0.49)
Period ended 11/30/1993*.............................     9.84         0.03            (0.07)            (0.04)           (0.03)
INVESTOR B SHARES
Year ended 03/31/1998(c).............................   $ 9.40        $0.39           $ 0.55            $ 0.94           $(0.39)
Year ended 03/31/1997................................     9.38         0.41             0.02              0.43            (0.41)
Period ended 03/31/1996(b)...........................     9.62         0.14            (0.24)            (0.10)           (0.14)
Year ended 11/30/1995................................     8.29         0.44             1.33              1.77            (0.44)
Year ended 11/30/1994................................     9.77         0.44            (1.48)            (1.04)           (0.44)
Period ended 11/30/1993*.............................    10.00         0.04            (0.23)            (0.19)           (0.04)
INVESTOR C SHARES
Year ended 03/31/1998(c).............................   $ 9.40        $0.40           $ 0.55            $ 0.95           $(0.40)
Year ended 03/31/1997................................     9.38         0.43             0.02              0.45            (0.43)
Period ended 03/31/1996(b)...........................     9.62         0.14            (0.24)            (0.10)           (0.14)
Year ended 11/30/1995................................     8.29         0.44             1.33              1.77            (0.44)
Period ended 11/30/1994*.............................     8.38         0.03            (0.09)            (0.06)           (0.03)

---------------

 * Virginia Municipal Bond Primary A, Investor A, Investor B and Investor C Shares commenced operations on January 11, 1994, November 8, 1993, October 21, 1993 and November 3, 1994, respectively.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                   RATIO OF                                WITHOUT WAIVERS AND/OR
                                                   OPERATING                               EXPENSE REIMBURSEMENTS
                                                  EXPENSES TO                              ----------------------
                                     RATIO OF     AVERAGE NET      RATIO OF                       RATIO OF
NET ASSET              NET ASSETS    OPERATING      ASSETS      NET INVESTMENT                   OPERATING
  VALUE                  END OF     EXPENSES TO    INCLUDING      INCOME TO      PORTFOLIO      EXPENSES TO
 END OF      TOTAL       PERIOD     AVERAGE NET    INTEREST      AVERAGE NET     TURNOVER         AVERAGE
 PERIOD     RETURN++   (IN 000'S)     ASSETS        EXPENSE         ASSETS         RATE          NET ASSETS
-----------------------------------------------------------------------------------------------------------------
  $9.95       11.11%    $11,026        0.59%           (a)          4.86%             9%            0.96%
   9.40        5.44       5,726        0.60            (a)           5.10            37             0.98
   9.38       (0.84)      3,296       0.60+          0.61%+          5.06+            8             1.07+
   9.62       22.63       3,527        0.39            (a)           5.51            16             1.04
   8.29      (12.86)        432       0.21+            (a)           5.52+           61             0.99+
  $9.95       10.88%    $ 1,222        0.79%           (a)          4.66%             9%            1.16%
   9.40        5.23         726        0.80            (a)           4.90            37             1.18
   9.38       (0.91)        661       0.80+          0.81%+          4.86+            8             1.27+
   9.62       22.39         650        0.59            (a)           5.31            16             1.24
   8.29      (10.44)        168        0.39            (a)           5.34            61             1.17
   9.77       (0.42)         25       0.10+            --            3.88+            0             1.30+
  $9.95       10.21%    $13,082        1.41%           (a)          4.04%             9%            1.78%
   9.40        4.65      13,972        1.35            (a)           4.35            37             1.73
   9.38       (1.09)     15,938       1.35+          1.36%+          4.31+            8             1.82+
   9.62       21.72      16,489        1.14            (a)           4.76            16             1.79
   8.29      (10.95)     12,738        0.96            (a)           4.77            61             1.74
   9.77       (1.93)      6,580       0.70+            --            3.28+            0             1.90+
  $9.95       10.31%    $     3        1.32%           (a)          4.13%             9%            1.69%
   9.40        4.92          45        1.10            (a)           4.60            37             1.48
   9.38       (1.03)         43       1.16+          1.17%+          4.50+            8             1.63+
   9.62       21.71          34        1.14            (a)           4.76            16             1.79
   8.29       (0.67)          2       0.96+            (a)           4.77+           61             1.74+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS

Nations Fund Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At March 31, 1998, the Trust offered thirty-seven separate portfolios. Information presented in these financial statements pertains only to the municipal bond portfolios of the Trust (each a "Fund" and collectively, the "Funds"). The financial statements for the other portfolios of the Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares (formerly Investor N Shares) and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to its class and separate voting rights on matters in which the interests of one class of shares differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation: Investments in municipal bonds are valued by an independent pricing service approved by the Board of Trustees. Valuations are based upon a matrix system and/or appraisals provided by the pricing service which takes into consideration such factors as yields, prices, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and other assets are valued by the investment adviser under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Certain states' municipal obligations may be obligations of issuers that rely in whole or in part on state specific revenues, real property taxes and revenues from health care institutions, as appropriate, or obligations secured by mortgages on real property. Consequently, state law affecting these obligations and the possible effects on these obligations of economic conditions in such states must be considered.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until the settlement date.

Dividends and Distributions to Shareholders: It is the policy of each Fund to declare dividends daily from net investment income and pay such dividends monthly. Each Fund will distribute net realized capital gains annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid application of the 4% non-deductible Federal excise tax. Income distributions and capital gain distributions on a Fund level are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

Certain reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under Federal income tax regulations. These reclassifications are due to different book and tax accounting for market discount and amortization of organization costs.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Reclassifications for the year ended March 31, 1998 were as follows:

                                                   INCREASE/
                                                  (DECREASE)      INCREASE/
                                    INCREASE/    UNDISTRIBUTED    (DECREASE)
                                    (DECREASE)        NET        ACCUMULATED
                                     PAID-IN      INVESTMENT     NET REALIZED
                                     CAPITAL        INCOME       GAIN/(LOSS)
                                    -----------------------------------------
Short-Term Municipal Income.......   $     --      $ 47,424       $ (47,424)
Intermediate Municipal Bond.......         --       491,702        (491,702)
Municipal Income..................         --       409,400        (409,400)
Florida Municipal Bond............         --         1,196          (1,196)
Georgia Intermediate Municipal
 Bond.............................         --         5,883          (5,883)
Maryland Intermediate Municipal
 Bond.............................    (28,424)       28,424              --
Georgia Municipal Bond............         --           137            (137)
North Carolina Intermediate
 Municipal Bond...................         --        70,049         (70,049)
South Carolina Intermediate
 Municipal Bond...................          2        20,138         (20,140)
Tennessee Intermediate Municipal
 Bond.............................         --         2,711          (2,711)
Tennessee Municipal Bond..........       (681)        8,147          (7,466)
Texas Intermediate Municipal
 Bond.............................         --         6,777          (6,777)
Texas Municipal Bond..............     (1,106)       13,328         (12,222)

Federal Income Tax: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is applicable.

Expenses: General expenses of the Trust are allocated to the relevant Funds based upon relative net assets. Operating expenses directly attributable to a Fund or class of shares are charged to such Fund's or class's operations. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative net assets of each class of shares. The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution under Federal and state securities regulations. All such costs are being amortized on a straight-line basis over a period of five years from commencement of operations.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Trust has, on behalf of the Funds, entered into an investment advisory agreement (the "Investment Advisory Agreement") with NationsBanc Advisors, Inc. ("NBAI"), a wholly-owned subsidiary of NationsBank, N.A. ("NationsBank"), pursuant to which NBAI provides investment advisory services to the Funds. Under the terms of this Investment Advisory Agreement, NBAI is entitled to receive an advisory fee calculated daily and payable monthly based on the following annual rates multiplied by the average daily net assets of each Fund:

                                                           ANNUAL
                                                            RATE
                                                           ------
Short-Term Municipal Income, Intermediate Municipal Bond
 and eight single-state Intermediate Municipal Bond
 Funds...................................................  0.50%
Municipal Income and eight single-state Municipal Bond
 Funds...................................................  0.60%

The Trust has, on behalf of the Funds, entered into a sub-advisory agreement with NBAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank, pursuant to which TradeStreet is entitled to receive a sub-advisory fee from NBAI at the annual rate of 0.07% of each Fund's average daily net assets.

Stephens Inc. ("Stephens") serves as the administrator of the Trust. First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as the co-administrator of the Trust. Stephens and First Data are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of average daily net assets of each fund. Effective November 18, 1997, NBAI became the sub-administrator of the Trust pursuant to a sub-administration agreement with Stephens. Prior to that date NationsBank served as sub-administrator. For the year ended March 31, 1998, Stephens earned $912,938 from the Funds for its administration services, of which $107,581 and $146,251 was paid to NBAI and NationsBank, respectively, for their services as sub-administrator.

NationsBank of Texas, N.A. ("NationsBank of Texas") served as custodian of the Trust's assets for the year ended March 31, 1998, and earned $126,450 for providing such services. The Bank of New York ("BONY") has entered into an agreement with each of the Funds and NationsBank of Texas, whereby BONY serves as sub-custodian for the Funds.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The investment adviser, sub-adviser, administrator and custodian may, from time to time, voluntarily reduce their fees payable by each Fund. For the year ended March 31, 1998, fee waivers and expense reimbursements were as follows:

                                                                    FEES WAIVED BY
                                                              --------------------------
                                                               ADVISER     ADMINISTRATOR
                                                              --------------------------
Short-Term Municipal Income.................................  $  357,577     $ 20,059
Intermediate Municipal Bond.................................  $1,420,175     $129,378
Municipal Income............................................  $  865,120     $ 78,672
Florida Intermediate Municipal Bond.........................  $  371,186     $ 31,419
Florida Municipal Bond......................................  $  123,106     $  8,920
Georgia Intermediate Municipal Bond.........................  $  267,367     $ 22,914
Georgia Municipal Bond......................................  $   66,122     $  3,320
Maryland Intermediate Municipal Bond........................  $  251,773     $ 26,201
Maryland Municipal Bond.....................................  $   82,546     $  3,619
North Carolina Intermediate Municipal Bond..................  $  325,600     $ 27,061
North Carolina Municipal Bond...............................  $   94,452     $  5,922
South Carolina Intermediate Municipal Bond..................  $  471,252     $ 40,150
South Carolina Municipal Bond...............................  $   72,257     $  3,836
Tennessee Intermediate Municipal Bond.......................  $  121,971     $  7,566
Tennessee Municipal Bond....................................  $   57,822     $  1,990
Texas Intermediate Municipal Bond...........................  $  601,927     $ 51,598
Texas Municipal Bond........................................  $   72,988     $  3,301
Virginia Intermediate Municipal Bond........................  $  484,093     $ 44,703
Virginia Municipal Bond.....................................  $   81,176     $  4,598

First Data serves as the transfer agent for the Funds' shares. NationsBank of Texas served as the sub-transfer agent for the Primary Shares of the Funds for the year ended March 31, 1998, and earned approximately $150,134 for providing such services.

Stephens serves as distributor of the Funds' shares. For the year ended March 31, 1998, the Funds were informed that the distributor received $449,909 in contingent deferred sales charges from shares which were subject to such charges. A substantial portion of these fees were paid to affiliates of NationsBank and NBAI.

The Trust pays each unaffiliated Trustee an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Trust also reimburses expenses incurred by each unaffiliated Trustee in attending such meetings.

The Trust's eligible Trustees may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a portfolio of Nations Fund, Inc. The expense for the deferred compensation and retirement plans is included in "Trustees' fees and expenses" in the Statements of Operations.

A significant portion of each Fund's Primary A Shares represent investments by fiduciary accounts over which NationsBank has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Trust has adopted shareholder servicing plans and distribution plans for the Investor A, Investor B and Investor C Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor (and for Investor A Shares, the distributor and/or selling agents) for activities or expenses primarily intended to result in the sale of the class's shares. Payments under the Investor A shareholder servicing and distribution plan are limited to 0.25% of Investor A Shares average daily

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

net assets. Payments under the shareholder servicing plan and distribution plan, respectively, for both Investor B and Investor C shares are limited to 0.25% and 0.75% of each respective class's average daily net assets. Actual rates charged are set from time to time by the Board of Trustees. A substantial portion of the expenses incurred pursuant to these plans are paid to affiliates of NationsBank and NBAI.

At March 31, 1998, the actual rates in effect, as a percentage of average daily net assets, were as follows:

Investor A Shareholder Servicing and Distribution Plan...    0.20%*
Investor B and Investor C Shareholder Servicing Plans....    0.25%
Investor B and Investor C Distribution Plans:
 Short-Term Municipal Income.............................    0.10%
 Intermediate Municipal Bond and the eight single-state
   Intermediate Municipal Bond funds.....................    0.55%**
 Municipal Income and the eight single-state Municipal
   Bond funds -- Investor B..............................    0.60%***
 Municipal Income and the eight single-state Municipal
   Bond funds -- Investor C..............................    0.60%**

---------------
  * In addition, a separate shareholder servicing plan has been adopted for the Investor A Shares of Short-Term Municipal Income. No expenses were incurred by the Fund pursuant to this plan during the year ended March 31, 1998.
 ** Reflects a rate change effective August 1, 1997 from 0.25%.
*** Reflects a rate change effective August 1, 1997 from 0.50%.

4. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended March 31, 1998 were as follows:

                                           PURCHASES         SALES
                                          ---------------------------
Short-Term Municipal Income.............  $123,628,893    $91,602,316
Intermediate Municipal Bond.............  $306,077,951    286,817,751
Municipal Income........................  $150,271,612    133,834,855
Florida Intermediate Municipal Bond.....    33,071,355     20,004,326
Florida Municipal Bond..................    13,200,889      8,194,468
Georgia Intermediate Municipal Bond.....    30,862,069     27,550,258
Georgia Municipal Bond..................     6,747,931      4,781,760
Maryland Intermediate Municipal Bond....    25,975,039     11,060,186
Maryland Municipal Bond.................     9,367,772      2,950,708
North Carolina Intermediate Municipal
 Bond...................................    39,269,007     26,857,314
North Carolina Municipal Bond...........     8,796,141      5,598,724
South Carolina Intermediate Municipal
 Bond...................................    30,872,250     31,408,828
South Carolina Municipal Bond...........     3,186,280      1,681,878
Tennessee Intermediate Municipal Bond...    18,769,885     13,345,800
Tennessee Municipal Bond................     3,004,676      1,810,574
Texas Intermediate Municipal Bond.......    51,195,507     46,556,921
Texas Municipal Bond....................     5,335,705      5,320,230
Virginia Intermediate Municipal Bond....    49,998,014     45,127,325
Virginia Municipal Bond.................     5,615,953      1,987,051

5.  SHARES OF BENEFICIAL INTEREST

As of March 31, 1998, an unlimited number of shares without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares. See Schedule of Capital Stock Activity.

6.  PRINCIPAL SHAREHOLDERS

At March 31, 1998 shareholders holding more than 10% of shares outstanding are as follows:

                                                         % OF TOTAL
           FUND             NUMBER OF SHAREHOLDERS   SHARES OUTSTANDING
-----------------------------------------------------------------------
Tennessee Municipal Bond..            1                      11%

7.  LINE OF CREDIT

The Trust participates in an uncommitted line of credit provided by BONY under a line of credit agreement dated March 12, 1998 (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis which was 6.38% at March 31, 1998. The Agreement requires, among other things, that each participating Fund maintain a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

For the year ended March 31, 1998, borrowings by the Funds under the Agreement were as follows:

                                                                                         AVERAGE
                                                                AVERAGE                   DEBT
                                                                AMOUNT       AVERAGE       PER
                            FUND                              OUTSTANDING     SHARES      SHARE
------------------------------------------------------------------------------------------------
Short-Term Municipal Income.................................    $49,370     10,036,699   $.0049
Intermediate Municipal Bond.................................     22,466     61,374,655    .0004
Municipal Income............................................     23,836     33,973,911    .0007
Florida Intermediate Municipal Bond.........................      1,918     14,343,257    .0001
Florida Municipal Bond......................................      7,397      4,516,712    .0016
Georgia Intermediate Municipal Bond.........................      7,315     10,316,029    .0007
Georgia Municipal Bond......................................      4,658     12,009,327    .0004
North Carolina Intermediate Municipal Bond..................      4,384     12,414,729    .0004
North Carolina Municipal Bond...............................      1,096      3,017,900    .0004
South Carolina Intermediate Municipal Bond..................     21,644     18,266,280    .0012
South Carolina Municipal Bond...............................      4,932      1,905,788    .0026
Tennessee Intermediate Municipal Bond.......................      9,863      3,612,075    .0027
Tennessee Municipal Bond....................................      1,764        986,910    .0018
Texas Municipal Bond........................................      8,767      1,677,441    .0052
Virginia Intermediate Municipal Bond........................     26,027     20,636,103    .0013
Virginia Municipal Bond.....................................      1,644      2,345,482    .0007

The average amount outstanding was calculated based on daily balances in the period.

8.  CAPITAL LOSS CARRYFORWARD

At March 31, 1998, the following Funds had available for Federal income tax purposes the following unused capital losses expiring March 31:

                        NAME OF FUND                            2002       2003      2004       2005      2006
----------------------------------------------------------------------------------------------------------------
Short-Term Municipal Income.................................  $ 47,525   $373,533     --         --        --
Florida Intermediate Municipal Bond.........................    37,474    752,907     --      $ 22,078     --
Florida Municipal Bond......................................   531,197    354,485     --       133,293   $71,588
Georgia Municipal Bond......................................    17,927    222,938     --         --        --
Maryland Intermediate Municipal Bond........................     --       949,130     --         --        --
Maryland Municipal Bond.....................................     --         --        --        36,671     --
North Carolina Municipal Bond...............................   287,483    425,261     --       206,767     --
Tennessee Intermediate Municipal Bond.......................   130,776     53,285     --         1,009     --
South Carolina Municipal Bond...............................     --         --        --         --       39,476
Tennessee Municipal Bond....................................     --       150,025     --         --        --
Texas Intermediate Municipal Bond...........................     --       110,112     --         --        --
Texas Municipal Bond........................................  429,766     131,901     --         --        --
Virginia Intermediate Municipal Bond........................     --       263,038     --         --        --
Virginia Municipal Bond.....................................   464,533     77,074   $12,358     62,619     --

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9.  REORGANIZATIONS

CONVERSION OF COMMON TRUST FUNDS

On August 8, 1997 the Funds, as listed below (each an "Acquiring Fund"), acquired the assets of certain common trust funds managed by NationsBank, also listed below (each an "Acquired Fund"), in a tax-free conversion in exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedule of Capital Stock Activity. Net assets as of the conversion date were as follows:

                                                                                    TOTAL NET ASSETS
                                             TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND        ACQUIRED FUND
   ACQUIRING FUND         ACQUIRED FUND      OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION   UNREALIZED APPRECIATION
--------------------------------------------------------------------------------------------------------------------------------

                       NationsBank Common
Intermediate           Trust Intermediate
Municipal Bond         Municipal Bond Fund     $502,040,580       $350,318,892        $852,359,472            $ 23,696,304

                       NationsBank Common
                       Trust Municipal
Municipal Income       Bond Fund                159,211,714        327,035,347         486,247,061               9,642,639

                       NationsBank Common
Florida Intermediate   Trust Florida
Municipal Bond         Municipal Bond Fund      136,392,214         69,327,604         205,719,818               7,072,545

                       NationsBank Common
                       Trust Tax- Free
Georgia Intermediate   Income Fund for
Municipal Bond         Personal Trusts           26,050,446         66,470,897          92,521,343                 813,939

                       NationsBank Common
Georgia Intermediate   Trust Georgia
Municipal Bond         Municipal Bond Fund       52,612,527         92,521,343         145,133,870               2,973,209

                       NationsBank Common
North Carolina         Trust North
Intermediate           Carolina Municipal
Municipal Bond         Bond Fund                141,744,830         42,540,924         184,285,754               6,801,572

                       NationsBank Common
                       Trust Old Colony
South Carolina         South Carolina
Intermediate           Tax-Exempt Bond
Municipal Bond         Fund                      68,635,591         70,529,321         139,164,912               5,052,630

                       NationsBank Common
South Carolina         Trust South
Intermediate           Carolina Municipal
Municipal Bond         Bond Fund                137,649,419        139,164,912         276,814,331               6,746,626

Tennessee              NationsBank Common
Intermediate           Trust Tennessee
Municipal Bond         Municipal Bond Fund       25,428,706         20,695,671          46,124,377               1,048,569

                       NationsBank Common
Texas Intermediate     Trust Texas
Municipal Bond         Municipal Bond Fund      357,784,093         30,219,011         388,003,104              15,314,786

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

ACQUISITION OF PILOT FUNDS

On May 16, 1997, certain Nations Funds, as listed below (each an "Acquiring Fund"), acquired the assets and certain liabilities of the Pilot Funds, also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Trustees of the Acquired Funds. The number and value of shares issued by the Acquiring Fund are presented in the Schedule of Capital Stock Activity. Net assets of the reorganization date were as follows:

                                                                                     TOTAL NET ASSETS
                                              TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND        ACQUIRED FUND
   ACQUIRING FUND         ACQUIRED FUND       OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION   UNREALIZED APPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
Intermediate           Pilot Intermediate
Municipal Bond         Municipal Bond Fund      $218,884,238       $119,774,610        $338,658,848            $5,841,379
                       Pilot Municipal Bond
Municipal Income       Fund                      201,343,712        109,547,454         310,891,166             9,978,682

ACQUISITION OF PEACHTREE FUND

On September 27, 1996, Nations Georgia Intermediate Municipal Bond Fund (the "Acquiring Fund"), acquired the assets and certain liabilities of Peachtree Georgia Tax-Free Income Fund (the "Acquired Fund"), listed below, in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The total net assets of the Acquired Fund and the Acquiring Fund, and any unrealized appreciation included in the Acquired Fund's total net assets at the reorganization date were as follows:

                                                                                         TOTAL NET ASSETS
                                                                      TOTAL NET ASSETS     OF ACQUIRING
                                                   TOTAL NET ASSETS     OF ACQUIRING           FUND               ACQUIRED FUND
     ACQUIRING FUND           ACQUIRED FUND        OF ACQUIRED FUND         FUND         AFTER ACQUISITION   UNREALIZED APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Nations Georgia           Peachtree Georgia
Intermediate Municipal    Tax-Free
Bond Fund                 Income Fund                 $1,278,074        $56,411,252         $57,689,326                $28,589


10.  SUBSEQUENT EVENTS

The Trust is party to an Agreement and Plan of Reorganization with The Emerald Funds (which are advised by Barnett Capital Advisors, Inc., an indirect wholly-owned subsidiary of NationsBank Corporation) pursuant to which the assets and liabilities (net) of the Emerald Florida Tax-Exempt Fund of $118,966,436 were acquired in a tax-free reorganization in exchange of shares by the Florida Municipal Bond Fund on May 15, 1998.

In addition, NationsBank of Texas merged into NationsBank on May 6, 1998. NationsBank began serving as custodian of the Trust's assets and sub-transfer agent for the Primary Shares of the Funds on that date and is providing the same services as were previously provided by NationsBank of Texas.

NATIONS FUNDS

--------------------------------------------------------------------------------
   REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF NATIONS FUND TRUST

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the nineteen Tax-Exempt Income Funds that constitute part of Nations Fund Trust ("the Trust") at March 31, 1998, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1998 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received by the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
May 28, 1998

NATIONS FUNDS
--------------------------------------------------------------------------------
   TAX INFORMATION (UNAUDITED)

For the year ended March 31, 1998, all of the distributions made from investment income of the Nations Municipal Bond Funds, are tax exempt for regular Federal income tax purposes. A portion of this income may be subject to Federal Alternative Minimum Tax. For the year ended March 31, 1998 the amount of long term capital gain designated by the Trust is as follows:

                                                                                                  TOTAL LONG TERM
                                                                                                    CAPITAL GAIN
                            FUND                              28% RATE GAIN   20% RATE GAIN   DISTRIBUTION DESIGNATION
----------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond
                                                                 $    --       $2,593,512            $2,593,512
Municipal Income
                                                                      --        2,172,222             2,172,222
Georgia Intermediate Municipal Bond
                                                                      --          591,838               591,838
South Carolina Intermediate Municipal Bond
                                                                      --          127,495               127,495
South Carolina Municipal Bond
                                                                  15,898               --                15,898

                         [BACKGROUND DEPICTING BASKETS]

[NATIONS FUNDS LOGO]                                             BULK RATE
                                                                U.S. POSTAGE
P.O. BOX 32602                                                      PAID
Charlotte, NC 28234-4602                                        N READING, MA
Toll Free 1-800-982-2271                                          PERMIT NO.
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